UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

Item 1 — Schedule of Investments

This filing is on behalf of thirty-eight of the forty-three Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 22.4%
Auto-Cars/Light Trucks — 3.0%
Toyota Motor Credit Corp. FRS Senior Notes 1.02% due 05/16/2017	$2,000,000	$2,001,680
Toyota Motor Credit Corp. Senior Notes 1.13% due 05/16/2017	1,663,000	1,664,355
Toyota Motor Credit Corp. FRS Senior Notes 1.19% due 01/12/2018	1,500,000	1,502,541
Toyota Motor Credit Corp. FRS Senior Notes 1.24% due 04/06/2018	5,500,000	5,509,488
Toyota Motor Credit Corp. FRS Senior Notes 1.34% due 07/13/2018	1,200,000	1,204,142
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	800,000	803,565
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017	1,871,000	1,878,218

		14,563,989

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co. Senior Notes 0.88% due 10/27/2017	1,321,000	1,319,824
Coca-Cola Co. Senior Notes 1.15% due 04/01/2018	2,871,000	2,874,761

		4,194,585

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 1.13% due 02/06/2018	1,500,000	1,499,862

Computers — 1.9%
Apple, Inc. Senior Notes 0.90% due 05/12/2017	825,000	825,389
Apple, Inc. Senior Notes 1.00% due 05/03/2018	4,000,000	3,994,716
Apple, Inc. FRS Senior Notes 1.01% due 05/03/2018	4,000,000	4,009,136
Apple, Inc. Senior Notes 1.30% due 02/23/2018	700,000	701,890

		9,531,131

Diversified Manufacturing Operations — 2.5%
General Electric Capital Corp. FRS Senior Notes 1.56% due 04/02/2018	1,785,000	1,795,457
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	600,000	602,691
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	3,500,000	3,731,609
General Electric Co. Senior Notes 5.25% due 12/06/2017	6,000,000	6,265,320

		12,395,077

Enterprise Software/Service — 1.0%
Oracle Corp. FRS Senior Notes 1.07% due 07/07/2017	5,000,000	5,004,530

Food-Misc./Diversified — 1.0%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 06/21/2017	4,781,000	4,789,429

Insurance-Reinsurance — 2.4%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.38% due 03/07/2018	11,243,000	11,287,365
Berkshire Hathaway, Inc. FRS Senior Notes 0.97% due 08/06/2018	478,000	478,026

		11,765,391

Medical-Drugs — 3.5%
Merck & Co., Inc. FRS Senior Notes 0.93% due 02/10/2017	2,000,000	2,000,600
Merck & Co., Inc. FRS Senior Notes 1.16% due 05/18/2018	9,000,000	9,044,442
Pfizer, Inc. Senior Notes 1.20% due 06/01/2018	6,000,000	6,003,846

		17,048,888

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,000,000	1,000,514

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	1,325,000	1,329,497
Cisco Systems, Inc. Senior Notes 1.65% due 06/15/2018	500,000	503,514

		1,833,011

Oil Companies-Integrated — 5.2%
Chevron Corp. FRS Senior Notes 1.32% due 05/16/2018	5,000,000	5,021,460
Chevron Corp. Senior Notes 1.37% due 03/02/2018	5,860,000	5,869,534
Exxon Mobil Corp. FRS Senior Notes 0.89% due 03/01/2018	4,100,000	4,096,708

Exxon Mobil Corp. FRS Senior Notes 1.43% due 02/28/2018	5,900,000	5,940,934
Exxon Mobil Corp. Senior Notes 1.44% due 03/01/2018	4,500,000	4,516,061

		25,444,697

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 1.13% due 04/11/2018	1,000,000	1,000,816

Total U.S. Corporate Bonds & Notes (cost $110,088,747)		110,071,920

FOREIGN CORPORATE BONDS & NOTES — 33.7%
Banks-Commercial — 16.1%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.32% due 01/16/2018*	6,500,000	6,503,874
Australia & New Zealand Banking Group, Ltd. NY Senior Notes 1.45% due 05/15/2018	3,400,000	3,398,096
Bank of Montreal FRS Senior Notes 1.13% due 07/14/2017	2,725,000	2,725,676
Bank of Montreal Senior Notes 1.40% due 09/11/2017	4,500,000	4,505,562
Bank of Montreal Senior Notes 1.40% due 04/10/2018	2,500,000	2,501,400
Bank of Montreal FRS Senior Notes 1.48% due 04/09/2018	1,500,000	1,502,985
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	1,005,442
Bank of Nova Scotia Senior Notes 1.10% due 12/13/2016	1,500,000	1,500,490
Bank of Nova Scotia Senior Notes 1.25% due 04/11/2017	385,000	385,251
Bank of Nova Scotia Senior Notes 1.30% due 07/21/2017	2,200,000	2,200,354
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	1,000,000	1,003,242
Commonwealth Bank of Australia FRS Senior Notes 1.25% due 03/12/2018*	642,000	641,477
Commonwealth Bank of Australia Senior Notes 1.38% due 09/06/2018*	6,000,000	5,980,548
Cooperatieve Rabobank UA Company Guar. Notes 3.38% due 01/19/2017	2,000,000	2,010,200
National Australia Bank, Ltd. FRS Senior Notes 1.52% due 07/23/2018	6,700,000	6,720,502
Nordea Bank AB FRS Senior Notes 1.21% due 04/04/2017*	1,500,000	1,500,991
Nordea Bank AB Senior Notes 3.13% due 03/20/2017*	3,345,000	3,371,630
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	3,060,000	3,070,334
Royal Bank of Canada FRS Senior Notes 1.14% due 10/13/2017	4,643,000	4,644,866
Royal Bank of Canada Senior Notes 1.40% due 10/13/2017	500,000	500,925
Royal Bank of Canada Senior Notes 1.50% due 01/16/2018	2,525,000	2,529,401
Royal Bank of Canada Senior Notes 1.50% due 06/07/2018	1,900,000	1,903,941
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	2,747,000	2,761,282
Royal Bank of Canada Senior Notes 2.20% due 07/27/2018	1,650,000	1,670,734
Toronto-Dominion Bank FRS Senior Notes 1.12% due 01/06/2017	500,000	500,208
Toronto-Dominion Bank FRS Senior Notes 1.15% due 03/13/2018	1,000,000	999,236
Toronto-Dominion Bank Senior Notes 1.40% due 04/30/2018	3,000,000	2,999,271
Toronto-Dominion Bank FRS Senior Notes 1.44% due 04/30/2018	4,075,000	4,085,615
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	700,000	699,918
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	2,800,000	2,819,880
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	2,000,000	2,041,848

Westpac Banking Corp. Senior Notes 1.55% due 05/25/2018	300,000	300,336

		78,985,515

Banks-Export/Import — 0.9%
Svensk Exportkredit AB Senior Notes 1.13% due 04/05/2018	4,500,000	4,501,305

Banks-Special Purpose — 10.9%
Bank Nederlandse Gemeenten NV Senior Notes 0.88% due 02/21/2017	1,500,000	1,499,550
Bank Nederlandse Gemeenten NV Senior Notes 1.13% due 05/25/2018*	1,500,000	1,499,576
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 09/27/2017	2,000,000	2,006,258
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 03/19/2018	5,000,000	5,018,260
KFW Government Guar. Notes 0.88% due 12/15/2017	4,000,000	3,995,796
KFW Government Guar. Notes 1.00% due 09/07/2018	5,000,000	4,992,220
KFW Government Guar. Notes 4.38% due 03/15/2018	1,500,000	1,568,312
KFW Government Guar. Notes 4.88% due 01/17/2017	3,000,000	3,025,158
L-Bank BW Foerderbank Government Guar. Notes 0.88% due 03/20/2017	3,000,000	2,999,640
L-Bank BW Foerderbank Government Guar. Notes 1.00% due 04/23/2018	10,200,000	10,181,171
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 01/16/2018	4,000,000	4,005,280
Nederlandse Waterschapsbank NV Senior Notes 2.13% due 02/09/2017	1,300,000	1,304,235
NRW Bank Government Guar. Notes 1.00% due 05/22/2017	1,077,000	1,077,129
NRW Bank Government Guar. Notes 1.38% due 08/20/2018	4,500,000	4,513,414
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 05/29/2018	2,900,000	2,900,908
Oesterreichische Kontrollbank AG Government Guar. Notes 5.00% due 04/25/2017	2,750,000	2,802,745

		53,389,652

Medical-Drugs — 0.8%
Sanofi Senior Notes 1.25% due 04/10/2018	4,000,000	4,002,072

Oil Companies-Integrated — 2.8%
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	3,035,000	3,039,431
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	6,500,000	6,563,219
Statoil ASA Company Guar. Notes 1.20% due 01/17/2018	3,000,000	2,994,180
Total Capital Canada, Ltd. Company Guar. Notes 1.45% due 01/15/2018	979,000	980,881

		13,577,711

Regional Agencies — 0.7%
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	3,500,000	3,504,910

Winding-Up Agency — 1.5%
Erste Abwicklungsanstalt Government Guar. Notes 1.00% due 06/16/2017	2,000,000	1,998,112
FMS Wertmanagement AoeR Government Guar. Notes 0.63% due 01/30/2017	2,208,000	2,206,757
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 11/21/2017	2,000,000	1,999,360
FMS Wertmanagement AoeR Government Guar. Notes 1.13% due 09/05/2017	1,400,000	1,401,452

		7,605,681

Total Foreign Corporate Bonds & Notes (cost $165,729,709)		165,566,846

U.S. GOVERNMENT AGENCIES — 5.0%
Federal Home Loan Bank — 2.6%
0.88% due 10/01/2018	3,400,000	3,398,402
1.25% due 06/08/2018	9,000,000	9,050,526

		12,448,928

Federal Home Loan Mtg. Corp. — 0.8%
0.75% due 04/09/2018	1,000,000	998,831
1.00% due 12/15/2017	3,000,000	3,008,982

		4,007,813

Federal National Mtg. Assoc. — 1.6%
0.88% due 02/08/2018	5,000,000	5,005,425

1.13% due 07/20/2018	3,000,000	3,012,006

		8,017,431

Total U.S. Government Agencies (cost $24,476,721)		24,474,172

FOREIGN GOVERNMENT OBLIGATIONS — 22.8%
Regional Agencies — 6.1%
Kommunekredit Notes 1.13% due 01/16/2018	3,000,000	3,002,400
Kommunekredit Senior Notes 1.25% due 08/27/2018	3,000,000	3,005,100
Kommuninvest I Sverige AB Government Guar. Notes 0.63% due 04/21/2017	3,000,000	2,994,390
Kommuninvest I Sverige AB Government Guar. Notes 1.00% due 10/24/2017	5,000,000	4,997,550
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	5,000,000	4,998,875
Municipality Finance PLC Government Guar. Notes 1.13% due 09/22/2017	4,000,000	4,002,480
Municipality Finance PLC Government Guar. Notes 1.13% due 04/17/2018	7,100,000	7,100,717

		30,101,512

Regional Authority — 7.4%
Province of British Columbia, Canada Senior Notes 1.20% due 04/25/2017	5,000,000	5,005,950
Province of Manitoba, Canada Notes 1.30% due 04/03/2017	3,000,000	3,003,870
Province of Ontario, Canada Senior Notes 2.00% due 09/27/2018	2,000,000	2,029,234
Province of Ontario, Canada Senior Notes 1.10% due 10/25/2017	3,412,000	3,413,399
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	5,000,000	5,004,975
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	1,500,000	1,545,894
Province of Quebec, Canada Senior Notes 4.63% due 05/14/2018	3,000,000	3,159,069
Province of Quebec, Canada Notes 5.13% due 11/14/2016	3,000,000	3,003,933
State of North Rhine-Westphalia Senior Notes 1.13% due 11/21/2017	3,900,000	3,899,462
State of North Rhine-Westphalia Senior Notes 1.25% due 02/20/2018	6,400,000	6,404,883

		36,470,669

Sovereign — 0.3%
Government of Canada Senior Notes 0.88% due 02/14/2017	1,300,000	1,300,286

Sovereign Agency — 2.4%
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	8,000,000	7,998,352
Kommunalbanken AS Senior Notes 1.38% due 06/08/2017	4,000,000	4,009,224

		12,007,576

SupraNational Banks — 6.6%
African Development Bank Senior Notes 0.75% due 11/03/2017	4,000,000	3,991,080
Asian Development Bank Senior Notes 0.88% due 04/26/2018	5,000,000	4,990,535
Council of Europe Development Bank Senior Notes 1.50% due 02/22/2017	2,550,000	2,554,360
European Bank for Reconstruction & Development Senior Notes 1.00% due 02/16/2017	2,700,000	2,702,044
European Investment Bank Senior Notes 1.00% due 12/15/2017	3,000,000	3,000,297
European Investment Bank Senior Notes 1.00% due 03/15/2018	5,000,000	4,997,485
Inter-American Development Bank Senior Notes 0.88% due 03/15/2018	2,000,000	1,997,914
Inter-American Development Bank Senior Notes 1.00% due 07/14/2017	4,000,000	4,001,856
Nordic Investment Bank Senior Notes 1.13% due 03/19/2018	4,000,000	4,006,320

		32,241,891

Total Foreign Government Obligations (cost $112,275,189)		112,121,934

U.S. GOVERNMENT TREASURIES — 8.6%
United States Treasury Notes — 8.6%
0.75% due 10/31/2017	4,000,000	4,000,936
0.75% due 12/31/2017	7,000,000	6,999,727
0.88% due 11/15/2017	1,700,000	1,702,324
0.88% due 01/15/2018	9,100,000	9,114,578
1.00% due 09/15/2017	3,000,000	3,007,968
1.00% due 12/15/2017	1,500,000	1,504,218

1.88% due 08/31/2017	8,000,000	8,079,376
2.25% due 11/30/2017	7,000,000	7,112,112
2.63% due 01/31/2018	700,000	716,078

Total U.S. Government Treasuries (cost $42,240,097)		42,237,317

Total Long-Term Investment Securities (cost $454,810,463)		454,472,189

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Certificates of Deposit — 1.7%
Bank of Nova Scotia Houston FRS 1.05% due 03/03/2017	1,200,000	1,200,816
Bank of Nova Scotia Houston FRS 1.08% due 04/13/2017	3,000,000	3,001,470
Nordea Bank Finland PLC NY FRS 1.10% due 02/13/2017	1,850,000	1,851,961
Nordea Bank Finland PLC NY FRS 1.27% due 08/18/2017	2,000,000	2,002,620
Royal Bank of Canada NY FRS 1.57% due 03/22/2018	500,000	501,165

		8,558,032

Commercial Paper — 5.1%
Bank Nederlandse Gemeenten NV 0.71% due 11/16/2016*	3,000,000	2,999,310
Bank of Nova Scotia 0.70% due 11/02/2016*	2,000,000	1,999,960
Chevron Corp. 0.50% due 12/02/2016*	3,000,000	2,998,950
Nordea Bank AB 0.83% due 12/05/2016*	4,000,000	3,997,880
Pfizer, Inc. 0.60% due 12/13/2016*	5,000,000	4,997,450
PSP Capital, Inc. 0.66% due 11/10/2016*	4,000,000	3,999,560
Svenska Handelsbanken AB 0.89% due 12/21/2016*	2,000,000	1,998,320
Svenska Handelsbanken AB 1.20% due 02/24/2017*	1,000,000	996,980
Swedbank AB 1.16% due 02/22/2017	1,000,000	997,610

		24,986,020

Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26%(1)	1,988,487	1,988,487

Total Short-Term Investment Securities (cost $35,520,600)		35,532,539

TOTAL INVESTMENTS (cost $490,331,063)(2)	99.7%	490,004,728
Other assets less liabilities	0.3	1,523,152

NET ASSETS	100.0%	$491,527,880

#	Effective May 1, 2016, the name of the Cash Management Portfolio was changed to Ultra Short Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $46,991,416 representing 9.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of October 31, 2016.
(2)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$110,071,920	$—	$110,071,920
Foreign Corporate Bonds & Notes	—	165,566,846	—	165,566,846
U.S. Government Agencies	—	24,474,172	—	24,474,172
Foreign Government Obligations	—	112,121,934	—	112,121,934
U.S. Government Treasuries	—	42,237,317	—	42,237,317
Short-Term Investment Securities:
Registered Investment Companies	1,988,487	—	—	1,988,487
Other Short-Term Securities	—	33,544,052	—	33,544,052

Total Investments at Value	$1,988,487	$488,016,241	$—	$490,004,728

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 82.4%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,178,382
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,040,596
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	265,374
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,196,050
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,855,121

		8,535,523

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	300,000	321,195
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	500,000	520,000
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	836,000

		1,677,195

Aerospace/Defense — 0.9%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,343,440
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,742,200
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,703,296
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,183,834
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,326,533
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	782,122

		16,081,425

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	333,938
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	469,125
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026*	375,000	383,475
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,375,000	1,447,187
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	975,000	1,016,437

		3,650,162

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,174,347

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,029,673
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,533,640
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,543,979

		5,107,292

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	356,125
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	1,980,000	1,952,173

		2,308,298

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,100,000	1,155,000
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	850,000	892,500
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	1,350,000	1,324,066
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,725,000	1,685,622
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	2,050,000	2,106,375
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024*	350,000	367,500
PTC, Inc. Senior Notes 6.00% due 05/15/2024	300,000	317,250

		7,848,313

Athletic Equipment — 0.0%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	775,000	813,828

Auto-Cars/Light Trucks — 1.4%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,001,170
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	585,743

Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,866,768
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,064,284
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,250,000	2,294,057
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,766,674
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,780,660
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	914,576
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,534,360
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,398,790

		24,207,082

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,175,000	1,234,338

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	900,000	929,250

Auto/Truck Parts & Equipment-Original — 0.3%
Cooper-Standard Automotive, Inc. Senior Notes 5.63% due 11/15/2026*	250,000	251,250
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	1,325,000	1,349,844
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	835,000
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	950,000	1,009,375
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	800,000	844,000

		4,289,469

Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 5.00% due 10/01/2024*	550,000	561,000

Banks-Commercial — 1.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,803,861
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,479,367
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,218,901
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,466,398
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,531,343
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,020,877
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,705,482
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	797,942
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,809,378
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	371,214
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,877,217
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,430,726
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,336,239

		31,848,945

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,616,114
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,701,446

		7,317,560

Banks-Super Regional — 1.2%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	620,511
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,754,867
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,370,826
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,723,304
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,382,670
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,080,740

Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,101,387
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,504,678

		19,538,983

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	656,476
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,746,276
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,628,811

		6,031,563

Brewery — 1.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	5,000,000	5,113,565
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,313,923
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,739,366
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	839,776
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,845,365

		16,851,995

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	75,375
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	1,200,000	1,222,200
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	1,395,000	1,516,405
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,182,782
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,126,125
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,127,500

		7,250,387

Building & Construction Products-Misc. — 0.2%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,075,000	1,175,781
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	550,000	573,980
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	720,529
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	628,500

		3,098,790

Building & Construction-Misc. — 0.1%
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	2,150,000	2,279,000

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,415,000	1,412,756

Building Products-Wood — 0.7%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,330,000
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,333,562
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	830,835

		11,494,397

Cable/Satellite TV — 2.1%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	844,016
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	382,500
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	1,150,250
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	375,000	345,938
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	225,000	234,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	873,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	512,190
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	300,000	317,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	475,000	494,891

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	325,000	343,688
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,466,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 6.63% due 01/31/2022	800,000	834,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,625,000	1,598,438
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	2,350,000	2,534,595
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	2,365,000	2,771,425
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,058,492
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	756,449
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,588,604
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	948,281
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	875,000	986,562
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	1,550,000	1,782,500
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,900,000	1,961,750
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	981,703
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	274,533
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	940,382
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	562,790
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,428,075
Time Warner Cable, Inc. Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,602,757
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	827,156

		35,403,371

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	175,000	187,250
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,825,000	1,952,750
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,250,000	1,225,000
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	553,437
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	75,000	79,688
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	703,625
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,625,000	1,880,937
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,275,000	2,255,094

		8,837,781

Casino Services — 0.1%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	875,000	903,438

Cellular Telecom — 0.8%
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	2,250,000	2,096,730
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,525,000	1,433,500
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	325,000	314,438
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,250,000	2,227,500
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	210,500
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	422,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	668,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,225,000	1,342,845
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	975,000	1,001,812

T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,408,051
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	391,875
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,441,800

		12,959,801

Chemicals-Diversified — 0.3%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	1,014,125
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,561,155
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,425,000	1,246,875
Hexion, Inc. Senior Sec. Notes 8.88% due 02/01/2018	950,000	902,975

		4,725,130

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	417,528

Chemicals-Specialty — 0.7%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,556,262
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	2,223,940
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	375,000	387,420
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	1,175,000	1,216,125
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,350,000	3,249,500
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	323,625
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,150,000	1,106,875
Valvoline, Inc. Company Guar. Notes 5.50% due 07/15/2024*	200,000	211,000
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	357,875
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	925,000	1,001,313

		11,633,935

Coatings/Paint — 0.5%
Axalta Coating Systems LLC Company Guar. Notes 4.88% due 08/15/2024*	375,000	380,625
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,781,523
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,087,360
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,487,473
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	876,043
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,372,795

		8,985,819

Commercial Services — 0.1%
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	375,000	374,063
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	566,500
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	291,500

		1,232,063

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,674,780
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,548,293
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,009,783
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,233,375
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,295,322
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	800,000	640,000
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	771,847

		11,173,400

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,896,824

Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 3.85% due 10/15/2020*	1,670,000	1,769,313

SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	827,226

		2,596,539

Computer Software — 0.2%
Inception Merger Sub, Inc./Rackspace Hosting, Inc. Senior Notes 8.63% due 11/15/2024*	1,825,000	1,825,000
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	1,525,000	1,597,437

		3,422,437

Computers — 0.5%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	793,689
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	275,000	289,838
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,114,707
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,625,000	1,780,114
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	2,950,468

		7,928,816

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	634,763
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	289,094
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,325,000	1,401,187
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	650,000	692,250

		3,017,294

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	261,080
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,201,878
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,212,912

		5,675,870

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,971,250
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	750,000	796,875
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,250,000	1,353,125
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	600,000	657,000

		4,778,250

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	950,000	1,010,087
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,400,000	2,508,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	927,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	200,000	213,125
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	625,000	685,938

		5,344,150

Containers-Paper/Plastic — 1.2%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,175,000	1,195,562
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,025,000	2,106,000
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	550,000	581,625
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,824,375
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,835,998
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,315,115
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	1,000,339
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	409,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,525,000	1,565,077
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	825,000	881,719

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,250,000	2,350,690
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	735,272
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,136,813
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	498,750
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	886,489
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	781,040
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	375,000	385,199

		20,489,751

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,233,344

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,956,503
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,392,773
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	1,860,000	2,093,311
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	1,000,000	1,035,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	4,009,250
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	750,000	785,625
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,449,345

		17,721,807

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 4.75% due 08/01/2026*	75,000	75,563
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	225,000	236,250
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,036,571

		1,348,384

Diagnostic Equipment — 0.3%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	4,475,000	3,837,312
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,009,070

		5,846,382

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	750,000	723,750
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	268,984

		992,734

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,500,000	2,143,750

Disposable Medical Products — 0.3%
CR Bard, Inc. Senior Notes 3.00% due 05/15/2026	2,215,000	2,217,764
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*(1)	2,525,000	2,594,438

		4,812,202

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,125,000	1,161,562
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	234,563
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	450,000	481,500
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	425,000	446,250
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,855,070
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	231,750

		5,410,695

Diversified Banking Institutions — 6.2%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,083,045
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,026,594
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,579,294
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,598,676

Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,185,020
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,434,339
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,395,858
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,373,299
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,235,042
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,438,966
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,503,824
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,345,534
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,815,168
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,668,691
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,241,278
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,624,668
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,867,036
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,545,420
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,965,896
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,453,047
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,732,137
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,487,485
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,214,512
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,212,214
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,567,120
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	601,189

		104,195,352

Diversified Manufacturing Operations — 0.7%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	4,013,000	4,227,463
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	957,433
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,782,203
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	942,831
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,093,913

		12,003,843

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	4,450,000	4,669,715
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,042,832
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	540,000
Match Group, Inc. Senior Notes 6.75% due 12/15/2022	1,300,000	1,382,875

		7,635,422

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,520,255
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,042,500
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	250,000	252,875

		4,815,630

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	243,840	249,402
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,212,319

		2,461,721

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026*	1,240,000	1,266,520
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	1,880,000	1,997,870

		3,264,390

Electric-Integrated — 2.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,553,895
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,998,591
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,299,359
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	853,697
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,529,577
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	592,577
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,761,172
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,892,682
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	148,774
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,414,361
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,599,321
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,215,648
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	517,381
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(2)	13,981	13,981
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,091,304
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,109,877
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,120,341
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,142,983
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,200,752
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,671,975
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	642,994
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,293,258
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	771,117
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	5,073,092
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	873,565

		48,382,274

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,132,475

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	349,000	345,728
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,529,458
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,515,811
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	525,000	514,500
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	414,375
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	475,000	465,647
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	850,000	979,625
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025	1,300,000	1,423,500

		8,188,644

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,432,579

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,323,547
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,259,222

		7,582,769

Electronic Security Devices — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	875,000	911,094

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021*	1,275,000	1,303,687
TerraForm Power Operating LLC Company Guar. Notes 9.38% due 02/01/2023*(3)	1,325,000	1,328,312
TerraForm Power Operating LLC FRS Company Guar. Notes 9.63% due 06/15/2025*(3)	525,000	542,063

		3,174,062

Engineering/R&D Services — 0.0%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024*	550,000	561,000

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,525,000	2,310,375
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(1)	2,725,000	2,759,062
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,475,000	2,558,531
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	2,400,000	2,238,000
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,025,000	1,058,313
Sophia LP / Sophia Finance, Inc Senior Notes 9.00% due 09/30/2023*	1,800,000	1,890,000

		12,814,281

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	300,000
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	225,563
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	610,500
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	870,375
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	1,996,312

		4,002,750

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,607,756

Finance-Consumer Loans — 0.6%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,192,617
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,361,063
Navient Corp. Senior Notes 6.63% due 07/26/2021	300,000	302,250
Navient Corp. Senior Notes 7.25% due 09/25/2023	475,000	473,219
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	226,875

		10,556,024

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,676,842
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,661,192
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,230,808
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,314,598
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,609,344

		18,492,784

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	4,074,658
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,452,380
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,264,066
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,211,579
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	1,705,000	1,979,952
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,448,254
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,091,845
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,593,990
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	872,749
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,783,950

		25,773,423

Finance-Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,450,000	2,419,375

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,355,747

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	257,188

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020(2)	1,525,000	1,265,750

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,144,815

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024*	1,075,000	1,126,063

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	450,000	436,500
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,000,000	1,105,200
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,223,000

		3,764,700

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	550,000	579,563
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	425,000	443,063
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,565,593
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,370,730
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,411,922

		5,370,871

Food-Misc./Diversified — 0.9%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,350,000	2,320,625
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,586,091
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,339,764
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,640,340
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,849,857
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	2,051,670
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024	650,000	697,125

		14,485,472

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	900,000	888,471
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,025,000	1,063,438
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,295,010
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,274,699

		6,521,618

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,456,000

Forestry — 0.2%
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,355,626
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,293,310

		2,648,936

Gambling (Non-Hotel) — 0.1%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	950,000	964,250
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	1,275,000	1,284,563

		2,248,813

Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	650,000	680,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,525,000	1,601,250
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	265,789

National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,809,724
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,017,063
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,153,393
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,466,258
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,110,391

		14,104,743

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	848,268

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,781,795

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	450,000	463,500

Hotels/Motels — 1.1%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,631,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,466,094
Hilton Domestic Operating Co., Inc. Senior Notes 4.25% due 09/01/2024*	600,000	601,500
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,485,637
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,669,046
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,077,291
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,207,707

		19,138,275

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	1,650,000	1,866,563

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	198,000
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,163,812
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	342,875
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,624,750
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	798,000
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027*	775,000	725,834
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	400,000	393,564

		6,246,835

Insurance Brokers — 0.2%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,250,000	1,218,750
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,925,000	2,989,935

		4,208,685

Insurance-Life/Health — 1.3%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,261,072
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,053,450
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,819,648
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,351,850
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,767,304
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,905,067
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,072,487
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,795,060
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,120,271

		21,146,209

Insurance-Multi-line — 0.5%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	642,054
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	927,659

Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,811,184
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,387,708

		8,768,605

Insurance-Mutual — 0.7%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,225,278
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	762,215
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	647,047
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,174,128
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	577,938
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,148,164

		11,534,770

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,961,459

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	700,000	721,000
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	150,000	158,250

		879,250

Investment Management/Advisor Services — 0.7%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,388,563
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,156,441
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	301,765
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,424,761
FMR LLC Notes 7.49% due 06/15/2019*	400,000	454,067
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,950,046
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	974,497

		11,650,140

Machine Tools & Related Products — 0.1%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	875,000	894,688

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	3,021,733

Machinery-General Industrial — 0.4%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	800,000	784,000
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	324,148
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,647,939
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	1,825,000	1,966,438

		6,722,525

Machinery-Material Handling — 0.0%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	400,000	417,000

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	1,040,000	1,040,582

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	875,000	914,375

Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	749,469

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	803,144

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,732,108
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	938,495
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	2,000,184
Stryker Corp. Senior Notes 3.50% due 03/15/2026	890,000	926,683
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	102,500

Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	931,500
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,632,945
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	699,824

		8,964,239

Medical-Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,600,312
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	3,180,000	3,388,668
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,723,765
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	3,894,740
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,676,740
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*	975,000	955,500

		18,239,725

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,797,834
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,532,944
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,737,862
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	740,601
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	152,250

		10,961,491

Medical-HMO — 0.9%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	2,910,000	2,920,255
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	1,900,000	1,926,733
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	1,650,000	1,765,335
UnitedHealth Group, Inc. Senior Note 2.70% due 07/15/2020	1,000,000	1,029,333
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	3,084,504
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,467,692
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,788,710
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	897,956

		15,880,518

Medical-Hospitals — 1.5%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	550,688
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,175,000	1,198,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	722,688
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,950,000	3,011,875
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	666,563
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,812,050
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,597,437
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	525,000	548,625
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,194,505
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	925,000	971,250
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	450,000	512,100
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,300,000	2,190,750
LifePoint Health, Inc. Company Guar. Notes 5.38% due 05/01/2024*	425,000	422,365
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	775,000	803,094
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	634,375
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,119,375
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	825,000	825,000
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,332,187

Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	2,925,000	2,859,187

		24,972,614

Medical-Outpatient/Home Medical — 0.2%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,833,562
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,350,000	2,397,000

		4,230,562

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,500,000	1,672,500

Metal Processors & Fabrication — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	2,100,000	1,947,750
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(1)	710,437	687,348

		2,635,098

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,398,875
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,050,000	1,765,562
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,771,553
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,034,897

		5,970,887

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,650,000	1,716,000

Multimedia — 1.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,055,713
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,148,055
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,382,086
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,801,964
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,224,996
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,604,608
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,534,231
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	2,615,000	2,777,185
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,828,474
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	1,570,000	1,919,391
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	6,600,000	6,555,259
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	2,033,436

		26,865,398

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	675,000	729,000
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	300,000	299,250
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	150,000	151,875

		1,180,125

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,258,167
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	673,895
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	881,458

		3,813,520

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,176,882
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	707,831
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,599,497

		4,484,210

Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,569,824
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	275,000	277,063
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	735,875

Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	1,105,906
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*	250,000	257,500
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	333,938
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,575,000	1,636,031
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	456,750
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	700,000	605,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	200,000	188,500
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	675,000	684,703
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,050,000	1,000,125
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	206,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	400,313
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	350,000	350,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	375,000	255,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	170,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	150,000	117,750
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024*	550,000	560,312
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	150,000	157,500
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,475,000	1,533,262
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020†*	825,000	841,500
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	1,978,446
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	700,000	682,500
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	301,500
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	360,500
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	350,000	197,750
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,103,711
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,925,000	1,520,750
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	844,687
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	925,000	915,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	122,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	210,000
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	175,000	182,000
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	265,625
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	400,000	393,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	300,000	315,750
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	191,102
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023*	725,000	701,437
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*	75,000	76,125
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,250,000	1,271,875
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	175,000	185,500
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	650,000	684,937
SM Energy Co. Senior Notes 5.00% due 01/15/2024	475,000	441,750

SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	500,063
SM Energy Co. Senior Notes 6.50% due 01/01/2023	725,000	721,375
SM Energy Co. Senior Notes 6.75% due 09/15/2026	150,000	153,750
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	1,275,000	1,141,125
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	175,000	162,313
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,850,000	1,706,625
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	150,000	142,500
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	125,000	124,688
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	79,031
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	378,000

		37,500,017

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,507,166
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,424,140
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	599,697
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	863,060

		6,394,063

Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,625,000	1,503,125
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,842,931
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	787,955
Northern Tier Energy LLC/Northern Tier Finance Corp. Senior Sec. Notes 7.13% due 11/15/2020	875,000	894,688
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,735,023
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,493,500
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	979,677
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,950,410
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,567,500

		13,754,809

Oil-Field Services — 0.0%
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	100,000	80,000

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	522,375
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,161,500
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,083,334
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(2)(4)(5)(6)	250,000	25

		5,767,234

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	2,875,000	2,875,000
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	325,000	339,625

		3,214,625

Pipelines — 3.5%
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 03/15/2024	375,000	384,444
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	800,000	810,213
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	625,000	629,687
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	364,725
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	550,000	583,000
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,231,297

Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,492,984
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	200,000	204,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023	425,000	430,312
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	2,050,000	2,083,569
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,453,724
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,805,428
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,410,395
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	763,315
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,529,671
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	150,000	156,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	1,675,000	1,721,062
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,816,494
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,665,514
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	617,297
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,249,991
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	1,050,000	1,098,145
MPLX LP Company Guar. Notes 4.88% due 06/01/2025	825,000	860,599
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	525,000	536,235
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027*	750,000	763,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	500,000	526,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	350,000	371,875
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	875,000	925,881
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	875,000	958,125
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,307,186
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,624,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	400,000	416,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025*	450,000	448,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027*	925,000	925,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	750,000	768,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	706,219
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	530,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	875,000	942,812
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,503,770
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	550,000	559,625
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,760,156
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,941,927
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	525,000	545,098

		58,424,025

Printing-Commercial — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,950,000

Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	700,000	757,750

Publishing-Periodicals — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,700,000	2,754,000

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,070,156

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	550,000	584,375
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	2,150,000	2,225,250

		2,809,625

Radio — 0.5%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	550,000	571,313
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	700,000	290,500
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,055,250
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*(2)	1,325,000	1,192,500
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,325,870
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,150,000	1,167,974
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,273,500
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	1,325,000	1,315,062

		8,191,969

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	1,011,523
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,192,898
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,193,107
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,237,504
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	930,428
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,673,406
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,475,250
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,322,125
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	406,572
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,708,212
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,998,658
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,722,265
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,979,218
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,361,507
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,851,094
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	525,000	538,125
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	512,342
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,359,985
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	275,000	292,710
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,320,509
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,321,229
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	892,500
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,573,038
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,034,015

Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,212,125
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	1,981,869
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,148,530
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	525,622
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	782,125
Welltower, Inc. Senior Notes 4.13% due 04/01/2019	200,000	209,599
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,862,315
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,968,711

		59,599,116

Real Estate Operations & Development — 0.7%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,311,952
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,310,243
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,703,277

		11,325,472

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	605,000	612,563

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	400,000	380,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	325,000	321,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,425,000	1,432,125
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	768,106
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,809,778
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,141,367
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	700,000	679,630
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,625,000	1,665,625
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	189,000	192,820
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	531,562

		13,922,763

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,800,000	3,820,900

Resort/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(2)(6)	475,000	0

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	900,505
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	4,019,081
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,420,270
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	985,333
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	704,745
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	852,130
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,141,752

		10,023,816

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,998,213

Retail-Bedding — 0.2%
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	2,925,000	3,038,490

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,020,305

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,533,510
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,152,439

		3,685,949

Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,622,863
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,295,102
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,475,737
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	442,772	488,865
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,700,000	1,793,500

		9,676,067

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,100,000	1,167,375

Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(1)	600,000	472,125

Retail-Pet Food & Supplies — 0.2%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	3,000,000	3,138,750

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,675,000	1,578,687
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	890,625
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	525,000	489,563
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,071,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	255,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,291,000	1,342,640

		5,627,515

Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Sec. Notes 5.88% due 07/01/2023*	350,000	360,570

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	104,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	150,000	156,375
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	375,000	389,531
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	550,000	545,875

		1,195,781

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	725,000	731,344

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,175,000	2,055,375

Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,069,243

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,950,000	2,018,250

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	782,533	906,071
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,570,000	1,771,651
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	4,989,308

		7,667,030

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	467,165
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,375,687
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,666,117

		4,508,969

Steel-Producers — 1.3%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,870,196
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,689,383
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,870,071

Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	465,750
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,200,000	1,266,000
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	338,813
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,148,427
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,112,485

		21,761,125

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,600,750

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	1,425,000	1,467,750

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	1,400,000	1,470,000
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	350,000	366,625

		1,836,625

Telephone-Integrated — 2.3%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	4,023,572
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,588,235
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,621,786
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,430,962
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,548,134
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,128,152
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	100,000	101,500
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025	1,450,000	1,471,750
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,875,000	1,725,000
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	8,157,638
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	3,256,547
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	5,021,545

		38,074,821

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,088,437
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,671,077
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	820,000
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	266,750
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,100,000	1,094,500
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,124,719
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	175,000	173,688
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	239,375
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	2,325,000	2,354,062
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	775,000	819,562
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	2,275,000	2,275,000

		12,927,170

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	900,000	936,000

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Senior Sub. Notes 5.88% due 11/15/2026*	425,000	426,594
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,675,000	1,687,562

		2,114,156

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	272,503
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	4,017,560

Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	3,700,000	4,600,232
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,162,306
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,023,701

		11,076,302

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,209,864
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,485,082

		4,694,946

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,750,000	1,956,185

Transport-Rail — 0.8%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	140,505	152,083
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,094,245
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,069,498
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,807,282
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,951,132
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,302,590
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	531,974
Wabtec Corp. Senior Notes 3.45% due 11/15/2026	2,385,000	2,384,165

		13,292,969

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,591,981
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,342,045
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,036,744
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	809,749

		5,780,519

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.25% due 11/15/2023*	475,000	487,469
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,225,000	1,257,156

		1,744,625

Trucking/Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,432,448
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,296,307
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,068,815

		9,797,570

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	2,550,000	2,636,070
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	1,270,000	1,356,035

		3,992,105

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	525,000	548,100
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	175,000	184,188
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,007,500
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,275,000	1,303,687

		3,043,475

Total U.S. Corporate Bonds & Notes (cost $1,327,831,393)		1,388,777,861

FOREIGN CORPORATE BONDS & NOTES — 15.1%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	625,000	656,250

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,475,217
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,658,197

WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,971,519

		8,104,933

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,142,837
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,013,220

		7,156,057

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,250,000	993,750

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,923,463

Auto/Truck Parts & Equipment-Original — 0.2%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	775,000	762,290
IHO Verwaltungs GmbH Senior Sec. Notes 4.13% due 09/15/2021*(1)	225,000	230,344
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(1)	250,000	253,125
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	900,000	897,750
International Automotive Components Group SA Sec. Notes 9.13% due 06/01/2018*	1,275,000	1,208,062

		3,351,571

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,902,559

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,899,758

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,315,333

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	790,247
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,488,339

		9,278,586

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	475,000	491,625

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	2,184,000
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	625,000	652,734
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,001,087
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,300,500
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	500,000	512,660
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	799,496
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,350,000	1,363,500
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,694,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	725,000	734,969
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	725,000	751,281
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	594,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	355,250
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	742,275
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	403,500
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	446,625
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	711,859
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,350,000	1,333,125

		19,580,924

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,075,000	1,836,375

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023*(1)	1,250,000	1,237,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,000,000	1,025,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	203,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	669,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	2,004,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	113,603

		5,253,853

Diversified Financial Services — 0.8%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,434,000	2,482,570
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	10,653,000	11,330,744

		13,813,314

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	475,000	458,375
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	925,000	920,375
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	775,000	897,062

		2,275,812

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,850,000	1,924,000
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,556,312
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,274,484

		5,754,796

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	3,760,000	3,815,686
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,671,817

		5,487,503

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,213,518

Electric-Integrated — 0.3%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	602,242
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	1,810,000	1,795,131
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	3,220,000	3,168,606

		5,565,979

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	1,935,000	2,079,684

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	378,875

Finance-Commercial — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,196,719

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,865,729

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,332,818
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,661,280

		3,994,098

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	3,039,546

Food-Misc./Diversified — 0.5%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,974,618
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,060,339

		9,034,957

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	634,289

AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	757,500
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,387,798

		3,779,587

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,620,000

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	845,874

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,285,094
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,456,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	681,500

		3,423,469

Medical-Drugs — 1.2%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	957,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.50% due 02/01/2025*	1,425,000	1,200,563
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	1,475,000	1,537,687
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,190,064
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,920,000	2,867,361
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	3,014,862
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,993,813
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	314,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	950,000	779,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,023,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,825,000	1,441,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,675,000	1,490,750

		20,810,600

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	983,267
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	923,655

		1,906,922

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,093,680

Networking Products — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	2,500,000	2,602,005

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,737,947

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	744,979

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,161,299
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,312,770
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,965,451

		9,439,520

Oil Companies-Integrated — 2.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,592,181
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,843,279
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,549,601
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,979,421

Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,472,041
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,023,654
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,982,981
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	577,432
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,503,038
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,734,400
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,112,061
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,614,135
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,015,815

		35,000,039

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(2)	500,000	656,954

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	515,625
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	950,000	983,250

		1,498,875

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	2,923,695

Retail-Restaurants — 0.2%
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	3,125,000	3,265,625

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	761,875
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	250,000	189,531
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,875,000	1,378,125
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	804,000
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	850,000	276,250
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	206,250

		3,616,031

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,075,000	1,981,625

Seismic Data Collection — 0.0%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	675,000	337,500

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,000,000	1,060,000

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	1,650,000	1,806,750
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,677,100

		5,483,850

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	905,396
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,156,450

		2,061,846

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,105,529

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,247,043
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,642,065
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,815,720
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,991,431

		8,696,259

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,241,002

Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	4,087,871

		7,328,873

Total Foreign Corporate Bonds & Notes (cost $248,847,810)		255,466,851

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. Bonds zero coupon due 01/15/2021 (cost $459,275)	640,000	601,639

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,089,609

COMMON STOCKS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources, Inc.†(2)(6) (cost $0)	9,354	47

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(6)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,340,000

Total Preferred Securities (cost $2,274,140)		1,340,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,015,128

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	1,734,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(7)	5,000,000	4,950,000

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,471,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	336,810

		1,808,310

Total Preferred Securities/Capital Securities (cost $10,969,575)		11,507,438

Total Long-Term Investment Securities (cost $1,593,902,193)		1,660,783,745

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $20,421,000)	20,421,000	20,421,000

TOTAL INVESTMENTS (cost $1,614,323,193) (8)	99.7%	1,681,204,745
Other assets less liabilities	0.3	5,003,902

NET ASSETS	100.0%	$1,686,208,647

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $416,500,284 representing 24.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(2)	Illiquid security. At October 31, 2016, the aggregate value of these securities was $6,102,038 representing 0.4% of net assets.

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Company has filed for bankruptcy protection.

(5)	Security in default of interest and principal at maturity.

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
100	Short	U.S. Treasury 10 Year Notes	December 2016	$13,129,463	$12,962,500	$166,963

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,767,209	$25	$5,767,234
Resorts/Theme Parks	—	—	0	0
Other Industries	—	1,383,010,627	—	1,383,010,627
Foreign Corporate Bonds & Notes	—	255,466,851	—	255,466,851
U.S. Government Agencies	—	601,639	—	601,639
Municipal Bonds & Notes	—	3,089,609	—	3,089,609
Common Stocks	—	—	47	47
Preferred Securities:
Finance Investment-Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,340,000	—	—	1,340,000
Preferred Securities/Capital Securities	—	11,507,438	—	11,507,438
Short-Term Investment Securities	—	20,421,000	—	20,421,000

Total Investments at Value	$1,340,000	$1,679,864,373	$372	$1,681,204,745

Other Financial Instruments:+
Futures Contracts	$166,963	$—	$—	$166,963

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description			Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 8.6%
Cayman Islands — 3.8%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 1.41% due 11/01/2018*(1)	$		135,542	$135,435
Acis CLO, Ltd. FRS Series 2013-2A, Class A 1.38% due 10/14/2022*(1)			163,552	162,762
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.58% due 10/14/2022*(1)			1,547,167	1,501,557
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 2.11% due 04/18/2024*(1)			2,450,000	2,371,112
Apidos CLO, Ltd. FRS Series 2012-10A, Class A 2.31% due 10/30/2022*(1)			5,500,000	5,501,793
OCP CLO, Ltd. VRS Series 2014-5A, Class ACOM 1.82% due 04/26/2026*(1)			2,700,000	2,607,125
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.89% due 11/22/2023*(1)			1,652,058	1,618,735
OFSI Fund V, Ltd. VRS Series 2013-5A, Class ACOM 1.95% due 04/17/2025*(1)			1,600,000	1,551,682
OFSI Fund VI, Ltd. Series 2014-6A, Class ACOM 1.83% due 03/20/2025*(1)			2,900,000	2,798,254
Trinitas CLO II, Ltd. VRS Series 2014-2A, Class ACOM 2.02% due 07/15/2026*(1)			1,400,000	1,354,550
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 2.41% due 04/15/2026*(1)			2,200,000	2,202,094

				21,805,099

United Kingdom — 0.1%
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.03% due 09/21/2038(2)		EUR	37,852	44,739
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 1.12% due 09/21/2038(2)			529,928	570,504

				615,243

United States — 4.7%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 1.68% due 02/25/2043*			687,496	676,250
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.74% due 03/20/2046(2)			603,109	446,498
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.80% due 02/25/2036(2)			648,413	509,939
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 1.88% due 07/26/2066*			2,775,306	2,775,303
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.76% due 04/25/2037			750,000	478,277
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.77% due 06/25/2047(2)			648,252	443,543
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-1, Class A 1.63% due 09/10/2018*(2)			2,650,000	2,650,000
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-2, Class A 1.83% due 03/10/2019*(2)			2,650,000	2,650,000
Navient Student Loan Trust FRS Series 2016-5A, Class A 1.78% due 06/25/2065*			2,857,168	2,894,760
Scholar Funding Trust FRS Series 2010-A, Class A 1.64% due 10/28/2041*			829,011	793,440
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.92% due 11/20/2034(2)			66,883	63,719
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.94% due 07/25/2022			2,100,000	1,984,560
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.96% due 12/15/2032*			1,951,726	1,758,193
SLM Student Loan Trust FRS Series 2007-1, Class A5 0.97% due 01/26/2026			1,256,089	1,235,057
SLM Student Loan Trust FRS Series 2005-4, Class A3 1.00% due 01/25/2027			1,683,819	1,658,168
SLM Student Loan Trust FRS Series 2008-2, Class A3 1.63% due 04/25/2023			444,033	432,412
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.53% due 07/25/2022			994,625	1,000,716
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.58% due 07/25/2023			2,139,184	2,151,392
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 1.08% due 10/28/2037*			1,964,205	1,805,416
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.51% due 06/25/2046(2)			450,009	335,095

Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.15% due 12/28/2037(2)		582,919	507,625

			27,250,363

Total Asset Backed Securities (cost $50,265,790)			49,670,705

CORPORATE BONDS & NOTES — 8.4%
France — 0.4%
Dexia Credit Local SA Government Liquid Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,510,640

Germany — 3.0%
FMS Wertmanagement AoeR Government Guar. Notes zero coupon due 02/26/2019	EUR	4,600,000	5,091,811
KFW Government Guar. Notes 0.05% due 11/30/2017	EUR	1,700,000	1,877,111
KFW Government Guar. Notes 1.13% due 08/06/2018		9,200,000	9,206,330
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	266,229
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	688,805

			17,130,286

Italy — 0.8%
Banca Monte dei Paschi di Siena SpA Government Liquid Guar. Notes 3.50% due 03/20/2017	EUR	4,400,000	4,885,913

Japan — 1.5%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	8,461,819

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	225,568
Petroleos Mexicanos Company Guar. Notes 4.50% due 01/23/2026		200,000	193,200
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		11,000	9,475
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021		14,000	15,316
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		20,000	19,010
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		151,000	149,679
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026		171,000	191,178

			803,426

Netherlands — 0.8%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	900,000	1,007,814
EDP Finance BV Senior Notes 2.63% due 01/18/2022	EUR	450,000	531,128
EDP Finance BV Senior Notes 4.13% due 01/20/2021	EUR	400,000	499,476
EDP Finance BV Senior Notes 4.88% due 09/14/2020	EUR	200,000	254,084
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	922,465
ING Bank NV VRS Sub. Notes 3.63% due 02/25/2026	EUR	1,000,000	1,196,114
Petrobras Global Finance BV Company Guar. Notes 4.88% due 03/17/2020		50,000	50,362
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021		130,000	143,819

			4,605,262

United States — 1.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	313,107
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,550,000	1,631,006
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,450,543
Forest Laboratories LLC Company Guar. Notes 4.38% due 02/01/2019*		650,000	682,763
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	109,254
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,492,851
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025		1,150,000	1,262,348
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	315,321

Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021		300,000	303,681
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026		350,000	356,759
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,589,016

			9,506,649

Venezuela — 0.1%
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037		10,000	3,665
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		420,000	157,500
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		350,000	130,014

			291,179

Total Corporate Bonds & Notes (cost $49,165,418)			48,195,174

FOREIGN GOVERNMENT OBLIGATIONS — 56.0%
Australia — 0.8%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,033,261
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	3,650,000	3,351,834

			4,385,095

Belgium — 1.1%
Kingdom of Belgium Notes 2.60% due 06/22/2024*	EUR	1,460,000	1,912,719
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	245,000	313,320
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	4,121,781

			6,347,820

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Nacional Notes 6.00% due 08/15/2050(3)	BRL	7,499,389	2,460,652

Canada — 1.2%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,620,406
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	801,133
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,896,157
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	410,491

			6,728,187

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,175,141
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,231,553

			2,406,694

Dominican Republic — 0.1%
Dominican Republic Senior Notes 5.50% due 01/27/2025		100,000	101,750
Dominican Republic Senior Notes 5.50% due 01/27/2025*		200,000	203,500
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	103,762
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	325,500
Dominican Republic Senior Notes 6.88% due 01/29/2026*		100,000	110,750

			845,262

France — 7.3%
Government of France Bonds 0.50% due 05/25/2025	EUR	7,170,000	8,046,233
Government of France Notes 1.00% due 07/25/2017	EUR	4,450,000	4,944,302
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	3,025,155
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,274,705
Government of France Bonds 4.50% due 04/25/2041	EUR	2,440,000	4,584,271
Government of France Bonds 4.75% due 04/25/2035	EUR	2,430,000	4,393,246

Government of France 8.50% due 10/25/2019	EUR	11,180,000	15,593,684

			41,861,596

Germany — 2.4%
Federal Republic of Germany Bonds 1.00% due 02/22/2019	EUR	7,700,000	8,772,535
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	3,030,000	4,826,924

			13,599,459

Indonesia — 0.2%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025		200,000	209,778
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		200,000	232,017
Republic of Indonesia Senior Notes 5.95% due 01/08/2046		630,000	762,858

			1,204,653

Israel — 0.1%
Israel Government AID Government Guar. Bonds 5.50% due 09/18/2023		300,000	370,950

Italy — 6.5%
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	880,000	1,143,596
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	1,580,000	2,047,277
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,050,000	2,506,496
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,160,000	8,261,985
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	3,360,000	5,173,769
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,188,363
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	630,000	985,319
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	2,937,701
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	284,182
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,229,937
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(3)	EUR	6,452,370	7,203,928
Republic of Italy Inflation Indexed Treasury Senior Bonds 2.35% due 09/15/2024*(3)	EUR	3,746,412	4,689,865

			37,652,418

Japan — 23.2%
Government of Japan Senior Notes 0.10% due 06/20/2020	JPY	1,976,200,000	19,064,385
Government of Japan Senior Notes 0.10% due 12/20/2020	JPY	421,450,000	4,069,864
Government of Japan Senior Notes 0.10% due 06/20/2026	JPY	557,700,000	5,403,154
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	2,106,450,000	20,247,590
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	823,750,000	8,209,772
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	18,597,773
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,609,541
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	68,600,000	838,736
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	454,905
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	79,150,000	883,624
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	564,800,000	7,328,451
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	301,500,000	4,203,692
Government of Japan Senior Notes 2.20% due 06/20/2024	JPY	1,107,000,000	12,462,010
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	689,400,000	9,176,245
Government of Japan CPI Linked Senior Notes 0.10% due 09/10/2024(3)	JPY	9,940,000	99,902

Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2025(3)	JPY	1,121,396,400	11,286,678
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2026(3)	JPY	850,710,990	8,586,608

			133,522,930

Mexico — 0.3%
United Mexican States Bonds 3.50% due 12/14/2017(3)	MXN	3,350,038	181,400
United Mexican States Senior Notes 4.13% due 01/21/2026		710,000	750,470
United Mexican States Senior Bonds 5.75% due 10/12/2110		310,000	316,975
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	355,499
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	4,308,800	252,635
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	123,990

			1,980,969

Netherlands — 1.5%
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	6,800,000	8,393,915

Spain — 4.5%
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,030,000	1,291,918
Kingdom of Spain Bonds 3.80% due 01/31/2017*	EUR	7,580,000	8,404,157
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	5,590,000	7,472,581
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	950,000	1,575,513
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,287,553
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	3,870,000	6,088,196

			26,119,918

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	480,105
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	392,423
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,132,357

			2,004,885

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	547,473
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	960,361

			1,507,834

United Kingdom — 5.3%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	3,946,300
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	1,620,000	2,097,531
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	4,560,000	5,894,188
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	4,950,668
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	2,870,834
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	250,000	492,919
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	3,780,000	6,509,637
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	1,380,000	2,619,257
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,065,829

			30,447,163

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		10,000	5,075
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		142,000	62,622

Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		133,000	61,645

			129,342

Total Foreign Government Obligations (cost $314,993,544)			321,969,742

U.S. GOVERNMENT AGENCIES — 2.6%
United States — 2.6%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,307,173
Federal Home Loan Mtg. Corp.
5.00% due 07/01/2035		831,757	928,764
5.00% due 11/01/2038		169,521	187,603
5.00% due 01/01/2039		54,255	59,961
5.00% due 09/01/2039		124,409	137,532
5.00% due 05/01/2041		451,345	498,918
7.00% due 02/01/2039		660,535	770,067
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K030, Class A1 2.78% due 09/25/2022(4)		874,158	909,296
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2015-DNA1, Class M3
3.83% due 10/25/2027 FRS(2)		280,000	287,134
Series 2015-HQ1, Class M3
4.33% due 03/25/2025 FRS(2)		300,000	313,000
Series 2016-DNA4, Class M3
4.33% due 03/25/2029 FRS(2)		700,000	693,351
Federal National Mtg. Assoc.
3.42% due 10/01/2020		321,258	342,406
3.62% due 12/01/2020		251,160	268,825
4.38% due 06/01/2021		891,434	983,205
4.50% due 02/01/2040		12,802	13,977
4.50% due 08/01/2041		212,925	233,531
6.00% due 10/01/2034		464,592	539,142
6.00% due 11/01/2034		63,231	72,379
6.00% due 02/01/2037		752,708	863,979
6.00% due 03/01/2037		55,203	63,711
6.00% due 10/01/2037		202,358	232,028
6.00% due 08/01/2038		130,202	150,239
6.00% due 06/01/2039		2,586	2,965
6.00% due 10/01/2040		217,997	249,912
6.00% due 04/01/2041		28,980	33,194
6.00% due 05/01/2041		202,483	232,264
6.00% due 10/01/2041		158,046	182,597
7.00% due 03/01/2039		374,732	440,538
Federal National Mtg. Assoc.
Series 2012-M8, Class ASQ2
1.52% due 12/25/2019(4)		407,770	408,834
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(4)		800,000	807,770
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2016-C04, Class 1M2 4.78% due 01/25/2029(2)		600,000	606,474
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(2)		679,078	798,858
Series 2012-111, Class B
7.00% due 10/25/2042(2)		188,342	212,301

Total U.S. Government Agencies (cost $14,408,225)			14,831,928

U.S. GOVERNMENT TREASURIES — 20.5%
United States — 20.5%
United States Treasury Bonds zero coupon due 11/15/2036 STRIPS		21,260,000	12,807,938
1.38% due 02/15/2044 TIPS(3)		1,229,758	1,424,438
2.13% due 02/15/2040 TIPS(3)		612,871	799,834
2.50% due 05/15/2046		170,000	166,886
2.88% due 08/15/2045(5)		7,200,000	7,629,754
3.00% due 05/15/2045		7,910,000	8,587,294
3.00% due 11/15/2045		20,000	21,714
3.63% due 02/15/2044		1,450,000	1,762,260
United States Treasury Notes
0.13% due 01/15/2023 TIPS(3)		2,504,232	2,540,110
0.13% due 07/15/2024 TIPS(3)		4,757,161	4,805,508
0.38% due 07/15/2023 TIPS(3)		4,424,326	4,573,514
0.38% due 07/15/2025 TIPS(3)		2,285,122	2,345,713
0.63% due 01/15/2024 TIPS(3)		2,993,409	3,127,125
1.13% due 08/31/2021		10,400,000	10,308,189
1.25% due 10/31/2021		10,320,000	10,288,152
1.25% due 07/31/2023		11,000,000	10,754,216
1.38% due 08/31/2023		7,640,000	7,526,592
1.50% due 02/28/2023		1,720,000	1,713,818
1.63% due 06/30/2020		4,600,000	4,678,343
1.75% due 10/31/2020		7,500,000	7,657,620
2.00% due 09/30/2020		5,500,000	5,669,295
2.63% due 11/15/2020		8,330,000	8,790,424

Total U.S. Government Treasuries (cost $117,819,152)			117,978,737

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
France — 0.1%
Electricite de France SA VRS 4.13% due 01/22/2022(6)	EUR	500,000	551,619

Netherlands — 0.1%
Telefonica Europe BV VRS 4.20% due 12/04/2019(6)	EUR	300,000	336,653
Telefonica Europe BV VRS 5.00% due 03/31/2020(6)	EUR	200,000	228,332

			564,985

Portugal — 0.0%
EDP - Energias de Portugal SA VRS 5.38% due 09/16/2075	EUR	200,000	230,418

Total Preferred Securities/Capital Securities (cost $1,352,221)			1,347,022

Total Long-Term Investment Securities (cost $548,004,350)			553,993,308

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Registered Investment Companies — 3.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(7) (cost $18,530,121)	18,530,121	18,530,121

TOTAL INVESTMENTS — (cost $566,534,471)(8)	99.5%	572,523,429
Other assets less liabilities	0.5	2,660,606

NET ASSETS —	100.0%	$575,184,035

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $86,659,532 representing 15.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

(1)	Collateralized Loan Obligation

(2)	Collateralized Mortgage Obligation

(3)	Principal amount of security is adjusted for inflation.

(4)	Commercial Mortgage Backed Security

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)	Perpetual maturity — maturity date reflects the next call date.

(7)	The rate shown is the 7-day yield as of October 31, 2016.

(8)	See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
31	Long	Australian 10 Year Bonds	December 2016	$3,219,524	$3,127,461	$(92,063)
156	Long	Australian 3 Year Bonds	December 2016	13,350,342	13,356,934	6,592
1	Short	Canadian 10 Year Bonds	December 2016	107,903	107,821	82
52	Long	Euro-BOBL	December 2016	7,516,120	7,484,154	(31,966)
23	Long	Euro-BTP	December 2016	3,618,327	3,498,398	(119,929)
133	Long	Euro-Bund	December 2016	23,992,704	23,676,947	(315,757)
34	Long	Euro-Bund	March 2017	6,126,105	6,128,893	2,788
41	Long	Life Long Gilt	December 2016	6,590,118	6,290,066	(300,052)
6	Long	U.S. Treasury 10 Year Notes	December 2016	778,544	777,750	(794)
142	Long	U.S. Treasury 2 Year Notes	December 2016	30,966,794	30,975,969	9,175
207	Long	U.S. Treasury 5 Year Notes	December 2016	25,034,919	25,004,953	(29,966)
3	Short	U.S. Treasury Long Bonds	December 2016	493,781	488,156	5,625
2	Short	U.S. Treasury Ultra Long Bonds	December 2016	351,799	351,875	(76)

						$(866,341)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	BRL	11,195,461	USD	3,353,296	11/03/2016	$—	$(154,054)
	BRL	9,640,000	USD	2,988,128	02/02/2017	51,535	—
	CAD	651,563	USD	501,000	12/21/2016	15,046	—
	EUR	574,641	USD	639,153	11/10/2016	8,143	—
	EUR	179,261	CAD	263,169	12/21/2016	—	(944)
	EUR	456,000	CHF	498,180	12/21/2016	3,180	—
	EUR	906,000	GBP	817,316	12/21/2016	4,788	—
	EUR	1,415,936	PLN	6,124,472	12/21/2016	1,779	—
	EUR	453,000	CZK	12,211,748	06/21/2017	2,298	—
	GBP	784,970	USD	964,302	12/21/2016	2,368	—
	HUF	138,501,108	EUR	451,000	12/21/2016	3,442	—
	JPY	50,797,341	USD	501,000	12/21/2016	15,647	—
	KRW	561,985,881	USD	497,000	11/28/2016	5,853	—
	PLN	489,834	EUR	113,960	12/21/2016	642	—
	TRY	1,544,227	USD	501,000	12/21/2016	7,168	—
	TWD	97,304,268	USD	3,081,199	11/01/2016	—	(2,197)
	TWD	47,832,431	USD	1,512,434	11/14/2016	—	(3,973)
	TWD	97,304,268	USD	3,069,535	11/30/2016	—	(14,232)
	USD	3,073,413	TWD	97,304,268	11/01/2016	9,983	—
	USD	3,071,042	BRL	9,640,000	11/03/2016	—	(50,992)
	USD	5,635	EUR	5,000	11/10/2016	—	(144)
	USD	367,012	KRW	412,705,219	11/14/2016	—	(6,310)
	USD	497,536	AUD	653,000	12/21/2016	—	(1,416)
	USD	1,495,000	CAD	1,965,378	12/21/2016	—	(29,166)
	USD	277,608	EUR	251,720	12/21/2016	—	(665)
	USD	519,254	GBP	397,473	12/21/2016	—	(32,175)
	USD	3,428,486	JPY	346,098,005	12/21/2016	—	(121,625)
	USD	2,863,615	MXN	55,362,524	12/21/2016	50,036	—
	USD	2,984,000	SGD	4,141,188	12/21/2016	—	(6,482)

						181,908	(424,375)

Barclays Bank PLC	CAD	761,981	USD	578,425	12/21/2016	10,118	—
	KRW	1,796,874,700	USD	1,591,901	11/17/2016	21,460	—
	MYR	4,176,863	USD	1,001,000	11/14/2016	6,452	—
	SGD	3,239,643	USD	2,376,193	12/21/2016	46,888	—
	TWD	54,259,631	USD	1,708,901	11/21/2016	—	(11,016)
	TWD	45,534,109	USD	1,441,409	12/21/2016	—	(1,993)
	USD	975,115	PHP	47,068,788	11/03/2016	—	(3,236)
	USD	1,341,482	IDR	17,761,215,540	11/10/2016	20,348	—
	USD	497,000	INR	33,300,441	11/17/2016	1,200	—
	USD	498,000	KRW	563,677,734	11/17/2016	—	(5,354)
	USD	976,837	PHP	46,854,006	11/18/2016	—	(10,923)
	USD	497,000	KRW	564,810,680	11/28/2016	—	(3,385)
	USD	506,443	KRW	581,249,696	11/30/2016	1,535	—
	USD	1,426,574	MYR	6,019,001	11/30/2016	5,773	—
	USD	1,214,831	IDR	15,951,951,858	12/20/2016	515	—
	USD	998,013	AUD	1,323,000	12/21/2016	7,143	—
	USD	1,707,361	CAD	2,271,049	12/21/2016	—	(13,549)
	USD	784,739	GBP	602,822	12/21/2016	—	(46,017)
	USD	1,011,000	JPY	103,172,044	12/21/2016	—	(25,223)
	USD	1,008,800	NZD	1,383,000	12/21/2016	—	(21,616)
	USD	502,000	SGD	692,127	12/21/2016	—	(4,360)
	USD	202,000	ZAR	2,819,377	12/21/2016	5,037	—
	ZAR	31,196,996	USD	2,196,000	12/21/2016	—	(94,904)

						126,469	(241,576)

BNP Paribas SA	CNH	3,373,054	USD	498,000	12/21/2016	2,299	—
	EUR	288,516	NOK	2,614,816	12/21/2016	—	(921)
	EUR	492,631	PLN	2,140,781	12/21/2016	3,156	—
	EUR	2,430,291	SEK	23,105,935	12/21/2016	—	(109,285)
	HUF	490,425,139	PLN	6,909,590	12/21/2016	14,726	—
	HUF	333,687,605	USD	1,208,094	12/21/2016	20,923	—
	IDR	8,810,850,195	USD	674,128	11/08/2016	—	(1,492)
	KRW	1,900,190,318	USD	1,672,202	11/14/2016	11,446	—
	PLN	2,511,565	EUR	582,000	12/21/2016	749	—
	TRY	7,694,075	USD	2,541,228	12/21/2016	80,722	—
	USD	207,575	ARS	3,331,582	11/22/2016	9,430	—
	USD	394,852	ARS	6,102,440	11/25/2016	1,860	—
	USD	183,347	ARS	2,866,637	11/29/2016	2,526	—
	USD	212,378	ARS	3,298,236	12/05/2016	728	—
	USD	969,092	PHP	47,068,788	12/08/2016	25	—
	USD	557,501	CAD	736,158	12/21/2016	—	(8,453)
	USD	497,000	CNY	3,382,970	12/21/2016	75	—
	USD	3,889,189	MXN	75,014,828	12/21/2016	58,735	—
	USD	2,706,964	PLN	10,503,834	12/21/2016	—	(32,164)
	USD	1,092,514	SEK	9,592,999	12/21/2016	—	(27,786)
	USD	1,013,000	SGD	1,376,016	12/21/2016	—	(23,644)
	USD	667,995	IDR	8,810,850,195	01/09/2017	1,248	—

						208,648	(203,745)

Citibank N.A.	AUD	15,000	USD	11,445	11/18/2016	39	—
	AUD	310,502	JPY	24,717,991	12/21/2016	267	—
	AUD	966,402	USD	735,493	12/21/2016	1,264	—
	CAD	1,315,185	USD	1,003,000	12/21/2016	22,098	—
	CNH	13,497,946	USD	1,992,000	12/21/2016	8,355	—
	EUR	470,865	GBP	409,770	12/21/2016	—	(15,898)
	EUR	1,818,000	SEK	17,762,092	12/21/2016	—	(28,753)
	EUR	739,658	USD	829,379	12/21/2016	15,604	—
	EUR	907,351	CZK	24,453,100	06/21/2017	4,321	—
	ILS	1,896,783	USD	503,000	12/21/2016	7,991	—
	KRW	1,782,121,604	USD	1,585,715	11/21/2016	28,192	—
	KRW	563,911,641	USD	493,000	12/01/2016	176	—
	MXN	23,371,193	USD	1,230,328	11/30/2016	—	(2,438)
	NOK	4,143,312	EUR	452,000	12/21/2016	—	(4,227)
	NOK	2,721,035	USD	331,306	12/21/2016	1,944	—
	NZD	443,941	USD	317,316	12/21/2016	431	—
	RUB	31,234,856	USD	496,000	11/23/2016	5,964	—

	SEK	1,897,766	USD	222,304	12/21/2016	11,671	—
	SGD	690,949	USD	501,000	12/21/2016	4,207	—
	TWD	67,670,223	USD	2,164,062	11/22/2016	19,102	—
	USD	506,000	BRL	1,660,975	11/03/2016	14,356	—
	USD	275,770	COP	799,636,481	11/03/2016	—	(9,870)
	USD	502,000	KRW	564,202,318	11/14/2016	—	(8,890)
	USD	242,427	MYR	1,018,059	11/14/2016	—	(18)
	USD	1,522,389	INR	101,878,299	11/15/2016	2,224	—
	USD	7,021,898	GBP	5,328,730	11/16/2016	—	(497,783)
	USD	231,803	AUD	304,000	11/18/2016	—	(649)
	USD	988,411	PEN	3,392,524	11/23/2016	17,871	—
	USD	208,941	ARS	3,239,622	11/29/2016	1,117	—
	USD	1,203,853	RUB	76,035,323	11/29/2016	—	(12,761)
	USD	291,037	CAD	388,095	12/09/2016	—	(1,616)
	USD	196,519	ARS	3,085,350	12/12/2016	2,103	—
	USD	1,216,963	IDR	15,951,951,858	12/16/2016	—	(887)
	USD	3,763,279	AUD	5,046,165	12/21/2016	70,572	—
	USD	498,000	CAD	656,591	12/21/2016	—	(8,296)
	USD	3,356,339	EUR	2,996,124	12/21/2016	—	(59,992)
	USD	505,000	ILS	1,902,739	12/21/2016	—	(8,436)
	USD	2,022,000	JPY	206,512,148	12/21/2016	—	(48,839)
	USD	1,790,556	MXN	34,342,516	12/21/2016	16,842	—
	USD	887,402	SEK	7,596,619	12/21/2016	—	(44,252)
	USD	2,056,975	SGD	2,839,656	12/21/2016	—	(15,260)
	USD	499,000	TRY	1,512,224	12/21/2016	—	(15,402)
	USD	613,716	ZAR	8,828,084	12/21/2016	34,561	—
	USD	119,006	ARS	1,889,814	12/23/2016	1,957	—
	ZAR	5,462,761	USD	388,617	12/21/2016	—	(12,532)

						293,229	(796,799)

Credit Suisse International	AUD	1,645,264	USD	1,250,357	12/21/2016	358	—
	CHF	1,476,309	EUR	1,362,000	12/21/2016	2,335	—
	CHF	494,374	USD	496,000	12/21/2016	—	(5,016)
	CLP	332,388,133	USD	497,000	11/25/2016	—	(11,041)
	CLP	324,118,640	USD	496,000	11/28/2016	704	—
	COP	799,636,481	USD	266,146	11/03/2016	246	—
	EUR	1,790,261	CHF	1,953,545	12/21/2016	10,138	—
	EUR	451,000	GBP	408,832	12/21/2016	4,807	—
	EUR	623,900	USD	702,988	12/21/2016	16,571	—
	JPY	281,728,871	USD	2,733,747	12/21/2016	41,914	—
	RUB	31,151,960	USD	497,000	11/23/2016	8,264	—
	USD	283,000	COP	821,099,030	11/04/2016	—	(10,008)
	USD	670,036	COP	2,008,477,201	11/08/2016	—	(2,719)
	USD	632,646	RUB	41,579,376	11/17/2016	20,675	—
	USD	1,570,224	RUB	99,082,727	11/23/2016	—	(15,739)
	USD	496,000	CHF	488,872	12/21/2016	—	(560)
	USD	772,510	EUR	705,039	12/21/2016	3,176	—
	USD	506,000	JPY	51,179,117	12/21/2016	—	(16,999)
	USD	260,508	NZD	366,000	12/21/2016	743	—
	USD	418,033	SEK	3,697,070	12/21/2016	—	(7,695)

						109,931	(69,777)

Deutsche Bank AG	AUD	660,000	NZD	693,950	12/21/2016	—	(6,097)
	EUR	1,553,505	PLN	6,804,331	12/21/2016	23,551	—
	JPY	28,407,907	USD	280,284	12/21/2016	8,855	—
	NOK	8,332,629	EUR	912,159	12/21/2016	—	(5,045)
	PLN	1,007,759	EUR	233,870	12/21/2016	679	—
	USD	665,472	IDR	8,810,850,195	11/08/2016	10,147	—
	USD	228,696	ARS	3,567,656	11/22/2016	3,686	—
	USD	505,000	CAD	662,894	12/21/2016	—	(10,595)
	USD	238,903	GBP	182,588	12/21/2016	—	(15,153)

						46,918	(36,890)

HSBC Bank PLC	AUD	661,000	NZD	699,288	12/21/2016	—	(3,047)
	CLP	332,389,602	USD	498,000	11/14/2016	—	(10,442)
	CNH	16,925,584	USD	2,502,500	12/21/2016	15,132	—
	COP	1,456,570,550	USD	497,500	11/08/2016	13,554	—
	EUR	451,000	PLN	1,958,217	12/21/2016	2,468	—
	EUR	214,572	USD	240,660	12/21/2016	4,587	—
	GBP	1,775,149	USD	2,330,843	12/21/2016	155,503	—
	INR	33,326,736	USD	496,000	11/17/2016	—	(2,593)
	NOK	2,293,081	EUR	250,717	12/21/2016	—	(1,722)
	NOK	9,595,790	USD	1,184,884	12/21/2016	23,382	—
	NZD	966,828	USD	692,299	12/21/2016	2,178	—
	SGD	4,369,612	USD	3,200,618	12/21/2016	58,864	—
	TRY	3,120,792	USD	994,000	12/21/2016	—	(4,005)
	TWD	46,072,098	USD	1,452,604	11/18/2016	—	(7,876)
	TWD	15,821,512	USD	502,669	12/22/2016	1,130	—
	USD	697,145	MYR	2,869,448	11/09/2016	—	(13,780)
	USD	910,344	MYR	3,773,557	11/18/2016	—	(11,957)
	USD	496,000	KRW	563,456,000	11/28/2016	—	(3,569)
	USD	736,000	MYR	3,062,364	11/28/2016	—	(7,194)
	USD	206,979	ARS	3,311,661	11/29/2016	7,750	—
	USD	502,894	EUR	446,000	12/21/2016	—	(12,204)
	USD	1,197,536	GBP	972,988	12/21/2016	—	(5,197)
	USD	509,000	JPY	52,185,988	12/21/2016	—	(10,379)
	USD	1,517,000	MXN	29,760,615	12/21/2016	49,259	—
	USD	237,553	NOK	1,955,032	12/21/2016	—	(910)
	USD	701,006	NZD	973,675	12/21/2016	—	(5,997)
	USD	505,000	SGD	690,800	12/21/2016	—	(8,315)
	USD	498,000	TRY	1,554,258	12/21/2016	—	(960)

						333,807	(110,147)

JPMorgan Chase Bank N.A. London	EUR	451,000	NOK	4,105,994	12/21/2016	810	—
	EUR	451,000	PLN	1,955,730	12/21/2016	1,835	—
	EUR	3,788,341	SEK	36,281,905	12/21/2016	—	(141,012)
	IDR	13,141,220,460	USD	1,004,000	11/14/2016	—	(2,923)
	INR	33,960,089	USD	507,928	11/03/2016	—	(582)
	INR	33,997,637	USD	509,000	11/07/2016	—	(167)
	JPY	51,016,245	EUR	446,000	12/21/2016	3,246	—
	JPY	50,241,282	USD	501,000	12/21/2016	20,960	—
	KRW	511,974,343	USD	459,500	11/14/2016	12,037	—

	KRW	2,217,326,804	USD	1,955,608	11/25/2016	17,757	—
	NOK	4,085,633	EUR	452,000	12/21/2016	2,755	—
	NOK	4,673,207	USD	572,836	12/21/2016	7,177	—
	PHP	23,974,816	USD	498,000	11/18/2016	3,749	—
	USD	506,000	INR	33,960,089	11/03/2016	2,511	—
	USD	271,287	EUR	248,568	11/10/2016	1,665	—
	USD	191,756	ARS	3,059,470	11/18/2016	8,046	—
	USD	1,718,710	MYR	7,196,465	11/25/2016	—	(5,852)
	USD	493,000	MYR	2,073,307	12/01/2016	369	—
	USD	197,666	ARS	3,110,370	12/05/2016	3,302	—
	USD	505,434	INR	33,960,089	12/09/2016	1,067	—
	USD	502,000	CNH	3,385,980	12/21/2016	—	(4,400)
	USD	1,042,654	EUR	943,224	12/21/2016	—	(4,916)
	USD	1,465,987	GBP	1,199,782	12/21/2016	4,274	—
	USD	1,005,000	MXN	18,900,053	12/21/2016	—	(10,317)
	USD	3,601,525	SGD	4,957,944	12/21/2016	—	(36,759)
	USD	507,000	TRY	1,529,366	12/21/2016	—	(17,921)
	USD	202,000	ZAR	2,877,995	12/21/2016	9,341	—
	ZAR	6,929,747	USD	501,000	12/21/2016	—	(7,875)

						100,901	(232,724)

Morgan Stanley & Co. International PLC	AED	22,393,397	USD	6,058,000	12/07/2016	—	(37,972)
	BRL	3,134,268	USD	995,000	11/03/2016	13,086	—
	CAD	1,178,600	USD	905,240	12/21/2016	26,207	—
	CHF	484,267	EUR	446,000	12/21/2016	—	(82)
	CNH	6,729,888	USD	992,000	12/21/2016	2,982	—
	EUR	973,857	USD	1,093,238	11/10/2016	23,851	—
	EUR	729,226	GBP	636,745	12/21/2016	—	(22,004)
	EUR	453,000	HUF	140,763,861	12/21/2016	2,408	—
	EUR	295,846	NOK	2,694,058	12/21/2016	606	—
	EUR	3,060,268	SEK	29,198,018	12/21/2016	—	(126,226)
	EUR	391,860	CZK	10,473,438	09/21/2017	—	(97)
	GBP	263,510	EUR	295,100	12/21/2016	1,755	—
	JPY	1,251,823,085	USD	12,160,923	11/21/2016	216,632	—
	NOK	2,675,243	EUR	295,846	12/21/2016	1,672	—
	NZD	1,370,261	AUD	1,323,000	12/21/2016	27,065	—
	NZD	682,000	USD	497,684	12/21/2016	10,873	—
	PHP	24,544,688	USD	502,000	11/14/2016	—	(4,126)
	RUB	57,318,817	USD	915,872	11/29/2016	17,973	—
	TRY	2,471,634	USD	791,000	12/21/2016	591	—
	TWD	31,547,035	USD	996,000	11/14/2016	—	(4,120)
	TWD	52,595,157	USD	1,684,824	11/22/2016	17,702	—
	USD	4,047,235	BRL	13,182,737	11/03/2016	82,695	—
	USD	2,801,094	EUR	2,536,736	11/10/2016	—	(15,518)
	USD	992,000	INR	66,357,766	11/17/2016	763	—
	USD	498,000	MYR	2,094,693	11/18/2016	692	—
	USD	996,193	AUD	1,320,000	12/21/2016	6,684	—
	USD	199,659	GBP	153,643	12/21/2016	—	(11,379)
	USD	1,249,152	NZD	1,739,046	12/21/2016	—	(7,822)
	USD	986,000	TRY	3,106,950	12/21/2016	7,579	—
	USD	2,228,001	ZAR	32,418,309	12/21/2016	152,588	—

						614,404	(229,346)

Royal Bank of Canada	AUD	652,000	USD	496,749	12/21/2016	1,389	—
	BRL	12,761,429	USD	4,006,000	11/03/2016	8,058	—
	CAD	1,971,186	USD	1,503,000	12/21/2016	32,834	—
	EUR	203,460	PLN	885,807	12/21/2016	1,723	—
	EUR	446,000	USD	503,169	12/21/2016	12,478	—
	GBP	715,797	USD	948,457	12/21/2016	71,290	—
	JPY	240,000,785	USD	2,299,160	12/21/2016	6,025	—
	SGD	1,224,667	USD	898,575	12/21/2016	18,038	—
	USD	992,000	BRL	3,169,182	11/03/2016	852	—
	USD	986,000	BRL	3,178,382	12/02/2016	1,301	—
	USD	3,131,000	CAD	4,104,381	12/21/2016	—	(69,837)
	USD	493,377	EUR	450,000	12/21/2016	1,715	—
	USD	201,899	NZD	278,526	12/21/2016	—	(3,088)

						155,703	(72,925)

Royal Bank of Scotland PLC	AUD	646,000	USD	495,162	12/21/2016	4,360	—
	CLP	277,716,025	USD	415,432	11/14/2016	—	(9,379)
	CLP	261,025,813	USD	398,000	11/28/2016	—	(882)
	EUR	450,000	USD	503,271	12/21/2016	8,179	—
	MXN	29,016,063	USD	1,502,000	12/21/2016	—	(25,074)
	TRY	1,566,722	USD	501,000	12/21/2016	—	(26)
	USD	398,000	COP	1,178,215,320	11/08/2016	—	(6,538)
	USD	8,288,229	EUR	7,345,396	11/10/2016	—	(222,288)
	USD	213,824	ARS	3,390,818	11/18/2016	7,617	—
	USD	107,337	ARS	1,719,541	11/22/2016	4,667	—
	USD	1,499,166	EUR	1,357,000	12/21/2016	—	(6,190)
	USD	1,708,676	GBP	1,370,615	12/21/2016	—	(29,069)
	USD	5,033,654	MXN	95,289,636	12/21/2016	—	(18,696)
	USD	500,433	NZD	693,000	12/21/2016	—	(5,770)
	USD	1,515,000	TRY	4,632,618	12/21/2016	—	(33,525)

						24,823	(357,437)

Standard Chartered Bank	EUR	447,000	GBP	380,934	12/21/2016	—	(24,979)
	EUR	3,264,401	SEK	31,157,063	12/21/2016	—	(133,379)
	IDR	6,575,556,780	USD	502,066	12/20/2016	1,088	—
	KRW	407,016,530	USD	367,012	11/14/2016	11,282	—
	KRW	1,115,299,648	USD	992,000	11/21/2016	17,260	—
	SGD	4,395,062	USD	3,231,473	12/21/2016	71,420	—
	TRY	2,937,883	USD	944,788	12/21/2016	5,275	—
	USD	497,000	INR	33,297,857	11/15/2016	1,304	—
	USD	496,000	KRW	563,237,760	11/17/2016	—	(3,739)
	USD	952,766	KRW	1,076,102,940	11/21/2016	—	(12,283)
	USD	1,244,971	CAD	1,638,003	12/21/2016	—	(23,302)
	USD	4,009,000	CNH	26,956,460	12/21/2016	—	(47,505)
	USD	497,000	CNY	3,388,750	12/21/2016	925	—
	USD	691,548	NZD	972,300	12/21/2016	2,479	—

						111,033	(245,187)

State Street Bank London	CAD	2,646,532	USD	2,006,000	12/21/2016	32,142	—
	CZK	2,411,734	EUR	90,219	06/21/2017	384	—

	EUR	7,482,913	USD	8,384,162	11/10/2016	167,216	—
	EUR	451,000	CHF	489,519	12/21/2016	—	(97)
	EUR	2,247,000	GBP	1,994,289	12/21/2016	—	(28,274)
	EUR	2,018,284	NOK	18,768,427	12/21/2016	51,262	—
	EUR	4,627,243	SEK	44,431,172	12/21/2016	—	(159,487)
	EUR	455,000	USD	497,934	12/21/2016	—	(2,659)
	EUR	454,194	CZK	12,186,020	06/21/2017	—	(90)
	EUR	1,168,335	CZK	31,228,321	09/20/2017	—	(274)
	GBP	1,224,976	EUR	1,368,000	12/21/2016	3,942	—
	GBP	809,000	USD	993,991	12/21/2016	2,609	—
	JPY	203,640,621	USD	1,965,468	12/21/2016	19,744	—
	NOK	5,944,634	EUR	648,192	12/21/2016	—	(6,413)
	NOK	8,189,000	SEK	8,588,638	12/21/2016	—	(37,966)
	NZD	7,739,761	USD	5,620,997	12/21/2016	96,360	—
	SEK	3,298,039	USD	387,514	11/09/2016	22,257	—
	SEK	5,376,399	GBP	493,973	12/21/2016	8,607	—
	USD	199,562	AUD	267,355	12/21/2016	3,563	—
	USD	1,497,540	CAD	1,961,046	12/21/2016	—	(34,937)
	USD	735,682	EUR	667,633	12/21/2016	—	(1,150)
	USD	497,328	GBP	406,000	12/21/2016	201	—
	USD	279,040	JPY	29,003,153	12/21/2016	—	(1,924)

						408,287	(273,271)

UBS AG London	AUD	3,057,211	USD	2,327,473	12/21/2016	4,741	—
	CAD	972,825	USD	739,522	12/21/2016	13,962	—
	CHF	901,131	EUR	829,057	12/21/2016	—	(1,106)
	CHF	981,144	USD	1,003,000	12/21/2016	8,675	—
	EUR	19,890	CHF	21,800	12/21/2016	210	—
	EUR	642,622	NOK	5,874,751	12/21/2016	4,082	—
	EUR	1,153,000	PLN	4,988,792	12/21/2016	1,861	—
	EUR	3,327,231	SEK	31,880,461	12/21/2016	—	(122,214)
	EUR	828,917	USD	919,770	12/21/2016	7,792	—
	EUR	453,000	CZK	12,203,820	06/21/2017	1,970	—
	HUF	270,440,030	PLN	3,809,226	12/21/2016	7,866	—
	INR	67,219,656	USD	1,003,000	11/15/2016	—	(2,945)
	INR	33,997,637	USD	506,181	12/09/2016	—	(880)
	JPY	50,893,935	USD	506,000	12/21/2016	19,724	—
	KRW	1,894,076,129	USD	1,663,542	11/17/2016	8,149	—
	NOK	8,200,596	EUR	900,000	12/21/2016	—	(2,441)
	NZD	303,406	USD	218,534	12/21/2016	1,963	—
	PLN	349,962	EUR	81,000	12/21/2016	—	(1)
	TRY	1,552,715	USD	496,000	12/21/2016	—	(546)
	TWD	46,656,803	USD	1,476,481	11/10/2016	—	(2,778)
	TWD	15,858,810	USD	498,000	11/17/2016	—	(4,733)
	TWD	63,149,543	USD	2,007,935	12/22/2016	6,107	—
	USD	508,490	INR	33,997,637	11/07/2016	677	—
	USD	871,577	MYR	3,544,006	11/09/2016	—	(27,565)
	USD	848,060	MYR	3,583,478	11/14/2016	5,198	—
	USD	498,000	INR	33,410,471	11/17/2016	1,846	—
	USD	233,309	MYR	979,361	11/28/2016	—	(233)
	USD	479,388	RUB	30,219,673	11/29/2016	—	(5,997)
	USD	987,361	PHP	47,645,084	12/20/2016	—	(7,135)
	USD	506,000	CHF	490,595	12/21/2016	—	(8,814)
	USD	1,445,863	CNH	9,835,626	12/21/2016	—	(429)
	USD	500,067	EUR	453,000	12/21/2016	—	(1,675)
	USD	500,000	JPY	50,656,250	12/21/2016	—	(15,995)
	USD	508,000	MXN	9,658,452	12/21/2016	311	—
	USD	2,717,036	PLN	10,484,225	12/21/2016	—	(47,228)
	ZAR	2,798,811	USD	202,000	12/21/2016	—	(3,526)

						95,134	(256,241)

Westpac Banking Corp.	AUD	657,000	NZD	705,342	12/21/2016	4,314	—
	AUD	648,000	USD	495,982	12/21/2016	3,661	—
	CAD	3,394,558	USD	2,593,122	12/21/2016	61,366	—
	CNH	9,238,040	USD	1,373,482	12/21/2016	15,869	—
	EUR	797,521	USD	892,252	11/10/2016	16,499	—
	NZD	681,187	AUD	657,000	12/21/2016	12,928	—
	NZD	4,761,244	USD	3,428,918	12/21/2016	30,345	—
	USD	3,032,459	AUD	3,965,553	11/18/2016	—	(17,156)
	USD	1,742,702	JPY	180,337,642	11/21/2016	—	(22,008)
	USD	497,991	AUD	661,000	12/21/2016	4,207	—
	USD	994,000	CNY	6,770,845	12/21/2016	871	—
	USD	804,374	EUR	713,243	12/21/2016	—	(19,662)
	USD	500,831	NZD	709,000	12/21/2016	5,253	—

						155,313	(58,826)

Net Unrealized Appreciation/(Depreciation)						$2,966,508	$(3,609,266)

AED — United Arab Emirates Dirham

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

CNY — Yuan Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — New Israeli Sheqel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BNP Paribas SA	BRL	27,060	1/2/2017	1 month BRAZIBOR	12.110%	$—	$222,801
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	13,237
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	12,210
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	12,278

						$—	$260,526

				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	$—	$(13,687)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(44,894)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(8,125)
JP Morgan Chase Bank N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(9,336)

						$—	$(76,042)

Total						$—	$184,484

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%	3 month STIBOR	$64,837	$29,717
SEK	132,810	9/15/2018	-0.330%	3 month STIBOR	654	15,212
EUR	30,100	9/21/2018	3 month EURIBOR	-0.400%	21,741	49,243
PLN	625	9/21/2020	2.018%	6 month WIBOR	1	168
EUR	4,010	12/21/2021	6 month EURIBOR	0.250%	(74,166)	25,272
USD	60,630	12/21/2021	3 month USD-LIBOR	1.500%	(750,298)	338,604
EUR	1,300	12/21/2023	6 month EURIBOR	0.500%	(39,961)	12,393
SEK	15,550	12/15/2026	3 month STIBOR	2.750%	(116,259)	27,944
SEK	54,980	12/21/2026	3 month STIBOR	0.750%	5,362	38,691
USD	1,340	12/21/2026	3 month USD-LIBOR	1.750%	(26,337)	21,026
GBP	950	12/21/2031	6 month GBP-LIBOR	1.500%	(101,589)	82,572
USD	900	12/17/2046	3 month USD-LIBOR	2.250%	(9,028)	7,388
GBP	1,460	12/21/2046	6 month GBP-LIBOR	1.750%	(384,901)	223,486

					$(1,409,944)	$871,716

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
MXN	35,180	11/7/2016	3.911%	1 month TIIE	$1	$(372)
MXN	14,950	11/8/2016	3.920%	1 month TIIE	—	(182)
MXN	30,250	11/9/2016	3.900%	1 month TIIE	—	(428)
PLN	21,670	9/21/2018	1.614%	6 month WIBOR	(1,462)	(20,280)
MXN	13,910	3/11/2020	5.250%	1 month TIIE	(11,113)	(4,843)
PLN	20,650	9/21/2021	1.771%	6 month WIBOR	(25,338)	(55,981)
CAD	88,990	12/21/2021	1.000%	3 month CDOR	(138,624)	(70,598)
NOK	109,195	12/21/2021	1.250%	6 month NIBOR	39,485	(111,638)
NZD	7,440	12/21/2021	2.250%	3 month NDBB	22,806	(70,177)
SEK	153,420	12/21/2021	3 month STIBOR	0.100%	(54,983)	(21,435)
EUR	1,910	8/16/2024	0.250%	6 month EURIBOR	(9,182)	(19,099)
EUR	5,380	2/15/2026	12 month EONIA	0.240%	(2,347)	(2,683)
AUD	8,230	9/28/2026	2.500%	6 month BBSW	8,628	(81,541)
JPY	1,114,100	10/25/2026	6 month JYOR	0.250%	(23,220)	(225)
AUD	560	12/21/2026	2.750%	6 month BBSW	25,514	(14,775)
EUR	2,430	12/21/2026	0.750%	6 month EURIBOR	103,939	(45,075)
MXN	10,210	3/3/2027	6.000%	1 month TIIE	(15,364)	(9,292)
GBP	1,680	9/15/2031	3.230%	9 month UKRPI	(10,914)	(155,894)
JPY	180,280	12/21/2036	6 month JYOR	0.500%	9,590	(30,649)
JPY	221,710	12/17/2046	0.750%	6 month JYOR	12,436	(27,920)
EUR	700	12/21/2046	1.250%	6 month EURIBOR	77,179	(27,424)
USD	3,470	12/21/2046	2.250%	3 month USD-LIBOR	342,865	(181,020)

					$349,896	$(951,531)

Net Unrealized Appreciation (Depreciation)					$(1,060,048)	$(79,815)

@	Illiquid security. At October 31, 2016, the aggregate value of these securities was ($955,379) representing 0.2% of net assets.

BBSW — Bank Bill Swap Reference Rate

BRAZIBOR — Brazil Interbank Offered Rate

CDOR — Canadian Dollar Offered Rate

EONIA — Euro OverNight Index Average

EURIBOR — Euro Interbank Offered Rate

JYOR — Japanese Yen Offered Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

KSDA — Korea Securities Dealers Association Benchmark Yields

KWCDC — South Korean Won 3 Month Certificate of Deposit Rates

LIBOR — London Interbank Offered Rate

NDBB — New Zealand Dollar Bank Bill

NIBOR — Norwegian Interbank Offered Rate

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

UKRPI — United Kingdom Retail Price Index

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection@ (1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2016(2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China	(1.000)%	6/20/2021	Citibank, N.A.	0.9971%	$12,180	$25,417	$(26,993)
People’s Republic of China	(1.000)%	6/20/2021	Deutsche Bank AG	0.9971%	240	526	(557)
People’s Republic of China	(1.000)%	6/20/2021	JP Morgan Chase Bank N.A.	0.9971%	80	167	(177)
People’s Republic of China	(1.000)%	6/20/2021	Morgan Stanley & Co.	0.9971%	11,780	25,827	(27,352)

Total			International PLC			$51,937	$(55,079)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@ (1)
					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at October 31, 2016(2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index	(5.000)%	12/20/2021	4.2175%	$6,350	$(284,257)	$68,674
CDX North American Investment Grade Index	(1.000)%	6/20/2021	0.7157%	21,150	(165,146)	(102,105)
iTraxx Europe Index	(1.000)%	12/20/2021	0.7300%	4,200	(62,399)	(512)

Total					$(511,802)	$(33,943)

@	Illiquid security. At October 31, 2016, the aggregate value of these securities was ($548,887) representing 0.1% of net assets.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	54.5%
United States Treasury Notes	14.8
Diversified Financial Services	8.6
United States Treasury Bonds	5.7
Registered Investment Companies	3.2
Banks-Special Purpose	2.1
Sovereign Agency	2.0
Banks-Commercial	1.4
Federal National Mtg. Assoc.	1.3
Winding-Up Agency	0.9
Federal Home Loan Mtg. Corp.	0.9
Electric-Integrated	0.6
Regional Authority	0.6
Diversified Banking Institutions	0.4
Federal Home Loan Bank	0.4
SupraNational Banks	0.4
Brewery	0.4
Banks-Super Regional	0.3
Tobacco	0.2
Retail-Drug Store	0.2
Oil Companies-Integrated	0.1
Medical-Drugs	0.1
Telephone-Integrated	0.1
Electric-Generation	0.1
Real Estate Investment Trusts	0.1
Cellular Telecom	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$49,670,705	$—	$49,670,705
Corporate Bonds & Notes	—	48,195,174	—	48,195,174
Foreign Government Obligations	—	321,969,742	—	321,969,742
U.S. Government Agencies	—	14,831,928	—	14,831,928
U.S. Government Treasuries	—	117,978,737	—	117,978,737
Preferred Securities/Capital Securities	—	1,347,022	—	1,347,022
Short-Term Investment Securities	18,530,121	—	—	18,530,121

Total Investments at Value	$18,530,121	$553,993,308	$—	$572,523,429

Other Financial Instruments:+
Futures Contracts	$24,262	$—	$—	$24,262
Forward Foreign Currency Contracts	—	2,966,508	—	2,966,508
Over the Counter Interest Rate Swap Contracts	—	260,526	—	260,526
Centrally Cleared Interest Rate Swap Contracts	—	871,716	—	871,716
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	68,674	—	68,674

Total Other Financial Instruments	$24,262	$4,167,424	$—	$4,191,686

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$890,603	$—	$—	$890,603
Forward Foreign Currency Contracts	—	3,609,266	—	3,609,266
Over the Counter Interest Rate Swap Contracts	—	76,042	—	76,042
Centrally Cleared Interest Rate Swap Contracts	—	951,531	—	951,531
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	55,079	—	55,079
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	102,617	—	102,617

Total Other Financial Instruments	$890,603	$4,794,535	$—	$5,685,138

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 76.2%
Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$2,884,000	$2,956,100
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	2,009,000	1,838,235

		4,794,335

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,750,000	2,856,562
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,269
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	145,045	147,801
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,718,031	1,748,097
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,112,561	1,157,063

		5,990,792

Auto-Heavy Duty Trucks — 0.6%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,641,000	2,774,371

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,112,925

Broadcast Services/Program — 0.8%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	3,702,000	3,720,510

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	2,836,470

Building Products-Doors & Windows — 0.1%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	380,000	384,750

Building Products-Wood — 0.5%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,445,000	2,472,506

Building-Residential/Commercial — 0.9%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	2,582,000	2,323,800
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,204,100

		4,527,900

Cable/Satellite TV — 2.7%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	2,515,000	2,571,587
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	1,261,000	1,330,355
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	2,020,000	2,136,150
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,405,000	2,439,572
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	4,359,000	4,786,749

		13,264,413

Casino Hotels — 2.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	4,340,000	4,611,250
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	496,000	486,080
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,606,000	2,632,060
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,316,000	2,431,800

		10,161,190

Cellular Telecom — 3.3%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,030,000	2,111,200
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	10,382,000	10,628,572
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	3,136,000	3,237,920

		15,977,692

Chemicals-Plastics — 0.3%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	1,593,000	1,620,878

Chemicals-Specialty — 0.7%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	3,262,000	3,139,675

Coal — 1.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	4,770,000	4,591,125

Computer Services — 1.6%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	2,465,000	2,360,237
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,699,000	2,311,019
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	2,774,000	2,829,480

		7,500,736

Computer Software — 0.6%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	2,522,000	2,884,538

Computers — 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	5,370,000	5,853,595

Computers-Integrated Systems — 0.8%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	3,623,000	3,839,474

Computers-Memory Devices — 0.5%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	2,115,000	2,442,825

Containers-Metal/Glass — 1.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,594,097
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,280,000	2,348,400

		4,942,497

Containers-Paper/Plastic — 0.5%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,309,000	2,407,133

Distribution/Wholesale — 0.4%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,636,000	1,678,945

Electric-Integrated — 1.9%
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	3,137,365
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	126,600	103,496
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	3,447,054	2,723,172
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	3,200,000	3,040,000

		9,004,033

Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,491,000	1,537,594

Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*(7)	3,033,000	3,040,583

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	2,315,000	2,390,238

Finance-Auto Loans — 1.7%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	5,318,000	5,444,302
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,780,000	2,870,350

		8,314,652

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,460,000	1,379,700
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,677,000	1,664,423

		3,044,123

Finance-Consumer Loans — 2.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	4,600,000	4,312,500
Navient Corp. Senior Notes 5.63% due 08/01/2033	2,926,000	2,318,855

OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	4,019,000	4,159,665

		10,791,020

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Senior Notes 5.88% due 11/01/2021*	2,400,000	2,418,000

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,555,000

Firearms & Ammunition — 0.5%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	3,150,000	2,614,500

Food-Retail — 0.7%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	1,450,000	1,431,426
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,921,000	1,993,037

		3,424,463

Food-Wholesale/Distribution — 0.7%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	3,570,000	3,462,900

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	383,000	383,000

Gambling (Non-Hotel) — 1.6%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	3,105,000	3,151,575
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	5,155,000	4,768,375
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	7,005

		7,926,955

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,919,000	1,964,576

Home Furnishings — 0.3%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	1,579,000	1,626,370

Hotels/Motels — 0.5%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023	2,310,000	2,385,075

Independent Power Producers — 1.4%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	2,525,000	2,435,047
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	2,400,000	2,316,000
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,914,000	1,918,785

		6,669,832

Internet Connectivity Services — 1.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,450,000	2,517,375
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	2,230,000	2,347,789

		4,865,164

Internet Content-Entertainment — 0.8%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	3,338,000	3,701,008

Investment Management/Advisor Services — 0.9%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	4,521,000	4,328,858

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,906,000	2,851,513

Medical-Drugs — 0.5%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*	2,500,000	2,368,750

Medical-HMO — 1.0%
Centene Corp. Senior Notes 4.75% due 01/15/2025	2,440,000	2,429,325
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	2,950,000	2,404,250

		4,833,575

Medical-Hospitals — 2.9%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,525,000	2,687,812
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,705,000	1,781,725

HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,666,215
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,915,000	1,824,038
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	3,250,000	3,294,687

		14,254,477

Metal Processors & Fabrication — 0.9%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,430,000	2,460,375
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,749,280

		4,209,655

Metal-Aluminum — 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,421,000	1,500,931

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(2)	600,000	18,000

Oil Companies-Exploration & Production — 5.0%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,644,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	2,267,000	1,790,930
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	3,555,000	3,661,650
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,640,300
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	3,304,000	3,403,120
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,637,592
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(7)	1,657,337	890,819
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	1,955,000	1,671,525
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	1,391,602
SM Energy Co. Senior Notes 6.50% due 01/01/2023	893,000	888,535
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	3,405,000	3,588,019

		24,208,092

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,796,850

Oil Refining & Marketing — 0.9%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,990,000	1,582,050
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	2,892,000	2,675,100

		4,257,150

Oil-Field Services — 1.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	3,502,000	2,792,845
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	2,535,000	2,471,625

		5,264,470

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,225,000	2,213,875
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,270,520

		4,484,395

Pipelines — 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	2,303,000	2,320,272
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	2,290,000	2,496,100
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,657,260
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,296,750

Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,606,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,827,000	2,940,080
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,709,000	2,587,095
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,195,313
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	4,799,000	5,254,905
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	2,018,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	2,465,000	2,452,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	3,080,000	3,222,450

		30,047,970

Printing-Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,621,000	2,516,160

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,370,000	2,407,043

Real Estate Investment Trusts — 2.4%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	4,067,000	4,189,010
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	1,901,000	2,000,802
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,334,000	2,310,660
iStar, Inc. Senior Notes 6.50% due 07/01/2021	3,090,000	3,113,175

		11,613,647

Real Estate Management/Services — 0.7%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	3,480,000	3,519,150

Real Estate Operations & Development — 0.9%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	4,218,000	4,587,075

Rental Auto/Equipment — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	592,000	580,160
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	1,477,000	1,403,150
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,207,000	1,207,000
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	2,428,000	2,357,345

		5,547,655

Retail-Appliances — 0.8%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	4,735,000	3,634,113

Retail-Restaurants — 1.0%
Brinker International, Inc. Senior Notes 5.00% due 10/01/2024*	2,360,000	2,401,300
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	2,579,000	2,456,497

		4,857,797

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	3,116,000	3,415,915

Steel-Producers — 1.5%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	2,900,000	3,124,750
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,989,000	2,073,532
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	2,150,000	2,284,375

		7,482,657

Telecom Services — 0.4%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,915,000	1,943,725

Telecommunication Equipment — 0.5%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	2,304,000	2,344,320

Telephone-Integrated — 2.3%
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	216,000	203,040
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	2,385,000	2,498,287
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	5,602,000	5,735,888
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	2,545,000	2,583,175

		11,020,390

Travel Services — 0.5%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,449,659

Wire & Cable Products — 0.8%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,900,000	1,914,250
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,235,000	2,112,075

		4,026,325

Total U.S. Corporate Bonds & Notes (cost $358,387,008)		369,828,678

FOREIGN CORPORATE BONDS & NOTES — 15.6%
Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	2,001,000	2,001,000

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	3,100,000	3,092,250

Cable/Satellite TV — 3.4%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	6,765,000	6,967,950
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	1,250,000	1,305,469
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	5,542,000	5,597,420
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	2,340,000	2,375,100

		16,245,939

Chemicals-Diversified — 0.5%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,308,625

Cruise Lines — 1.1%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	1,198,000	1,212,975
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	885,000	967,969
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	2,428,000	2,962,160

		5,143,104

Diversified Minerals — 0.8%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	3,321,000	3,852,360

Finance-Leasing Companies — 0.5%
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	2,330,000	2,382,425

Machinery-General Industrial — 0.5%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	2,302,000	2,382,570

Metal-Copper — 0.8%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	4,029,000	3,812,441

Motion Pictures & Services — 0.5%
LG FinanceCo Corp. Senior Notes 5.88% due 11/01/2024*	2,400,000	2,422,500

Oil & Gas Drilling — 0.2%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	849,870

Oil Companies-Exploration & Production — 1.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,744,000	2,263,800

MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	3,050,000	2,630,625

		4,894,425

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	705,000	712,050

Printing-Commercial — 1.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	4,608,000	4,769,280

Satellite Telecom — 1.8%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	3,855,000	3,635,651
Telesat Canada/Telesat LLC Company Guar. Notes 6.00% due 05/15/2017*	4,845,000	4,851,056

		8,486,707

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,568,950

Semiconductor Components-Integrated Circuits — 0.4%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	1,935,000	2,118,825

Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	2,325,000	2,383,125

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 1.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	4,480,000	5,084,800

Total Foreign Corporate Bonds & Notes (cost $75,901,859)		75,511,246

LOANS(10)(11)(12) — 1.2%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.4%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	2,158,240	1,845,295

Electronic Components-Semiconductors — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,279,682	1,276,483

Oil Companies-Exploration & Production — 0.5%
EP Energy LLC FRS BTL 9.75% due 06/30/2021	2,400,000	2,448,000

Total Loans (cost $5,772,842)		5,569,778

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	968,957

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.9%
Diversified Banking Institutions — 1.2%
Citigroup, Inc. FRS 5.95% due 05/15/2025(6)	$3,575,000	3,655,438
Deutsche Bank AG VRS 7.50% due 04/30/2025(6)	2,600,000	2,122,250

		5,777,688

Financial Guarantee Insurance — 0.9%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	5,464,000	4,502,336

Food-Dairy Products — 0.8%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	3,485,000	3,990,325

Total Preferred Securities/Capital Securities (cost $13,152,167)		14,270,349

Total Long-Term Investment Securities (cost $453,213,884)		466,149,008

REPURCHASE AGREEMENTS — 1.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(8) (cost $8,233,000)	8,233,000	8,233,000

TOTAL INVESTMENTS (cost $461,446,884)(9)	97.8%	474,382,008
Other assets less liabilities	2.2	10,722,032

NET ASSETS	100.0%	$485,104,040

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $230,888,958 representing 47.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)	Illiquid security. At October 31, 2016, the aggregate value of these securities was $993,962 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$968,957	$1,178.78	0.20%

(6)	Perpetual maturity—maturity date reflects the next call date.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflects the increased rate.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$5,761,722	$229,070	$5,990,792
Gambling (Non-Hotel)	—	7,919,950	7,005	7,926,955
Mining	—	—	18,000	18,000
Rubber/Plastic Products	—	—	0	0
Other Industries	—	355,892,931	—	355,892,931
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	75,511,246	—	75,511,246
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	5,569,778	—	5,569,778
Common Stocks	—	—	968,957	968,957
Preferred Securities/Capital Securities	—	14,270,349	—	14,270,349
Repurchase Agreements	—	8,233,000	—	8,233,000

Total Investments at Value	$—	$473,158,976	$1,223,032	$474,382,008

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 13.3%
Diversified Financial Services — 13.3%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$536,459	$534,500
A10 Securitization LLC Series 2013-1, Class A 2.40% due 11/15/2025*(1)	22,611	22,608
A10 Securitization LLC Series 2015-1,Class A2 3.13% due 04/15/2034*(1)	431,000	432,274
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.33% due 12/26/2044*	349,724	344,499
Access Point Funding Trust 6.25% due 02/16/2021(2)	765,031	764,476
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(3)	332,302	332,984
ALM XIV, Ltd. FRS Series 2014-14A,Class A1 2.32% due 07/28/2026*(4)	5,000,000	5,002,150
American Credit Acceptance Receivables Trust Series 2015-1, Class A 1.43% due 08/12/2019*	85,642	85,662
American Credit Acceptance Receivables Trust Series 2015-2, Class A 1.57% due 06/12/2019*	152,264	152,401
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	264,604	265,064
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.95% due 09/12/2019*	103,515	103,777
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	250,926
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	972,704	1,022,352
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,452,020	1,547,376
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	966,142	1,036,570
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	161,236
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	390,487
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	543,464
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	164,544
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	305,371
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	778,960
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A2A 0.83% due 09/10/2018	43,573	43,565
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	122,078	122,038
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.98% due 01/25/2036	1,200,000	1,137,727
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(2)	1,500,000	1,500,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(3)	342,885	344,948
ARI Fleet Lease Trust Series 2015-A,Class A2 1.11% due 11/15/2018*(2)	1,008,195	1,006,624
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	1,547,000	1,548,538
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	856,255	854,917
Axis Equipment Finance Receivables III LLC Series 2015-1A,Class A2 1.90% due 03/20/2020*	447,921	448,694
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	606,393	607,571
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	986,585	1,011,188
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.98% due 04/20/2025*(4)	4,000,000	3,988,776
Ballyrock CLO FRS Series 2013-1A, Class A 1.99% due 05/20/2025*(2)(4)	1,281,000	1,276,659
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	711,102
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	788,722	786,156
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	693,000	692,486
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.02% due 08/25/2033(3)	407,959	406,350

Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	253,255	253,062
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	281,962
CAM Mtg. LLC Series 2015-1, Class A 3.50% due 07/15/2064*	91,618	91,614
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	492,000	492,343
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46% due 12/17/2018*	14,520	14,519
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	331,395	331,943
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	249,419	249,344
Carnow Auto Receivables Trust Series 2015-1A, Class A 1.69% due 01/15/2020*	149,898	149,948
Cent CLO LP FRS Series 2014-16AR,Class A1AR 2.01% due 08/01/2024*(4)	4,000,000	4,002,876
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	3,125,000	3,134,195
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.98% due 01/07/2025*	823,246	823,139
Citi Held For Asset Issuance Series 2015-PM1, Class A 1.85% due 12/15/2021*	70,172	70,155
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	486,000	483,630
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	620,049	629,133
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	503,895	512,732
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,045,333
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,511,497
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,617,871
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.76% due 05/15/2046(1)	1,432,081	1,457,208
Colony American Homes, Inc. FRS Series 2014-2A, Class A 1.50% due 07/17/2031*	1,459,598	1,449,008
COMM Mtg. Trust FRS Series 2014-TWC, Class A 1.38% due 02/13/2032*(1)	1,000,000	999,357
COMM Mtg. Trust Series 2016-COR1, ClassA4 3.09% due 10/10/2049(1)	4,214,857	4,305,290
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,210,238
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,226,684
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,690,624
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	770,833	828,827
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,683,569
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	674,591
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,410,067
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,233,435
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	73,260	73,354
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	722,936	722,741
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	428,589
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	242,373	242,423
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	406,678	407,068
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	180,897	181,726
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	1,004,609

CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	211,920
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	861,978
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	720,622
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	223,858
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	521,465
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	159,188	159,241
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	896,907	898,480
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	250,844
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	731,677
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.69% due 06/15/2039(1)	4,994,000	5,041,398
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.89% due 03/25/2034(3)	1,408,898	1,423,028
Cutwater 2014-I, Ltd. FRS Series 2014-1A, Class A1B 2.24% due 07/15/2026*(2)(4)	2,943,001	2,934,949
DBWF 2015-LCM Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,347,670	1,391,869
DBWF 2015-LCM Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)	1,000,000	1,017,462
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	528,723	530,435
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	318,000	320,868
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	625,000	632,833
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	811,112
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	794,936
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	754,426
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	270,130
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	454,229
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.90% due 07/19/2044(3)	1,583,535	1,529,058
DT Auto Owner Trust Series 2015-2A, Class A 1.24% due 09/17/2018*	44,044	44,040
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	289,852	290,286
DT Auto Owner Trust Series 2016-3A, Class A 1.75% due 11/15/2019*	394,979	395,704
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	250,000	249,757
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	400,000	403,614
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	431,269
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	306,006
Engs Commercial Finance Trust Series 2016-1A, ClassA2 2.47% due 02/22/2022*(5)	421,000	420,940
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	67,987	67,921
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	248,066	247,808
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	286,815	286,842
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	744,106	746,857
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	234,968	235,314
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,567,509
Exeter Automobile Receivables Trust Series 2016-3A, ClassB 2.84% due 08/16/2021*	317,000	317,198

Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	508,657
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	200,739	200,688
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	93,594	93,606
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	519,141	519,210
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	245,781	245,817
First Investors Auto Owner Trust Series 1A, Class A1 1.92% due 05/15/2020*	188,041	188,653
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,935,085	1,945,543
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	483,303
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	541,473	540,081
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	907,514	909,498
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	497,972
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	258,324
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	193,584
Ford Credit Auto Owner Trust Series 2015-B, Class A2A 0.72% due 03/15/2018	199,842	199,815
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	519,079	519,234
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,831,811
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,836,666
Galaxy CLO, Ltd. FRS Series 2013-16A, Class C 3.42% due 11/16/2025*(2)(4)	2,080,000	2,064,121
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	640,616	641,729
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	570,746	571,171
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	660,273	660,907
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	271,115
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	531,348
GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81% due 03/15/2018*	73,179	73,135
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	316,722	317,234
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	428,000	427,034
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	546,694
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 2.38% due 10/15/2048*	308,000	307,347
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	700,000	701,750
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class BT1 3.12% due 10/15/2048*(5)	435,000	434,230
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,911,476
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 1.03% due 09/25/2035(3)	14,031	12,959
GTP Acquisition Partners I LLC Series 2015-1, CLASS A 2.35% due 06/15/2045*	155,000	154,392
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	171,000	178,225
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	494,104	494,104
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 1.08% due 12/10/2027*	326,142	326,122

IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.98% due 03/25/2035(3)	281,047	268,600
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.03% due 04/25/2025*(4)	5,000,000	4,988,935
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.53% due 06/17/2031*	1,389,128	1,385,515
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	794,400
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,301,769
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.75% due 06/15/2049(1)	1,963,572	1,985,058
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.75% due 06/15/2049(1)	4,300,000	4,344,397
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.62% due 10/25/2033(3)	1,050,915	1,024,891
Kabbage Funding Resecuritization Trust FRS Series 2014-1RT, Class A22 3.28% due 03/08/2018*	500,000	493,857
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	464,116	465,824
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	696,266
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 2.41% due 10/15/2027*(2)(4)	2,500,000	2,502,848
LV Tower 52 Series 2013-1, Class A 5.50% due 07/15/2019*(2)(5)	1,175,241	1,162,784
MarketPlace Loan Trust Series 2015-OD4, Class A 3.25% due 12/18/2017*	69,545	69,567
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	871,674	873,179
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	325,236	325,114
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.17% due 10/25/2028(3)	847,581	827,633
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.64% due 01/25/2029(3)	1,686,149	1,581,991
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,263,272
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.68% due 04/15/2049(1)	6,750,000	6,562,760
MOTOR 2015-1 PLC FRS Series 2015-1A, Class A1 1.13% due 06/25/2022*	943,687	942,572
Murray Hill Marketplace Trust Series 2016-LC1, Class A 4.19% due 11/25/2022*	1,505,000	1,505,041
Nationstar HECM Loan Trust Series 2016-3A, Class A 2.01% due 08/25/2026*	332,972	331,258
Nationstar HECM Loan Trust Series 2016-2A, Class A 2.24% due 06/25/2026*	288,444	289,616
Nationstar HECM Loan Trust Series 2015-2A, Class A 2.88% due 11/25/2025*	311,236	311,360
Nationstar HECM Loan Trust Series 2015-2A, Class M1 4.11% due 11/25/2025*	589,000	587,198
Nationstar HECM Loan Trust Series 2016-1A, Class M1 4.36% due 02/25/2026*	561,000	560,035
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,401,828
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,862,858
Nissan Auto Lease Trust Series 2015-A, Class A2A 0.99% due 11/15/2017	340,918	340,929
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,193,424	1,168,004
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	380,562
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,129,412	1,121,310
NRZ Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*(5)	1,400,000	1,400,000

NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	655,000	653,802
NRZ Advance Receivables Trust Series 2015-T4, Class AT4 3.20% due 11/15/2047*	2,000,000	2,009,783
NRZ Advance Receivables Trust Series 2015-T4, Class DT4 4.67% due 11/15/2047*	750,000	751,247
NRZ Advance Receivables Trust Series 2015-T2, Class DT2 4.68% due 08/17/2048*	321,000	320,223
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1 3.72% due 07/25/2055*	416,741	418,395
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A2 4.00% due 07/25/2055*	205,000	200,936
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,355,867
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,468,938
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*	327,000	326,163
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	525,494
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	750,606
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.35% due 05/17/2020*	620,000	621,906
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.33% due 05/17/2020*	195,000	198,595
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	777,662	779,937
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	597,455	597,759
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	1,322,277	1,324,956
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,931,367
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	720,046
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	462,913
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	723,585
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	746,995
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	126,055
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*	967,000	981,370
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	290,946
PFP III FRS Series 2015-2, Class A 1.98% due 07/14/2034*(1)	690,000	688,951
PFP III FRS Series 2015-2, Class C 3.78% due 07/14/2034*(1)	235,000	229,634
PFP III FRS Series 2015-2, Class D 4.53% due 07/14/2034*(1)	195,000	189,100
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,086,384
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	399,870
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,626,473	1,643,560
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,748,167	1,788,159
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	507,358
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	862,329
Progress Residential Trust FRS Series 2016-SFR1, Class E 4.38% due 09/17/2033*	542,000	549,594
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	418,825
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	260,750

Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*	1,000,000	1,001,250
RAIT Trust FRS Series 2015-FL4, Class A 1.88% due 12/15/2031*(1)	283,464	283,359
RAIT Trust FRS Series 2015-FL4, Class AS 2.28% due 12/15/2031*(1)	702,887	705,896
RAIT Trust FRS Series 2015-FL5, Class B 4.43% due 01/15/2031*(1)	395,000	396,122
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 1.93% due 08/15/2032*(1)	235,080	232,750
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 3.53% due 08/15/2032*(1)	307,000	288,964
RMAT 2015-NPL1 LLC Series 2015-NPL1, Class A1 3.75% due 05/25/2055*	313,546	311,183
RREF LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	77,120	77,129
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(5)	120,415	120,355
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(5)	65,109	65,076
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98% due 05/25/2054*	154,528	154,218
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.21% due 10/20/2034(3)	1,677,703	1,587,312
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.29% due 04/20/2033(3)	1,808,923	1,698,637
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	226,276	228,241
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	121,373	121,419
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	592,941	595,437
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	414,000	417,511
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,715,552
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	545,325
SPS Servicer Advance Receivables Trust Series 2015-T2, Class DT2 4.23% due 01/15/2047*	645,000	645,103
SPS Servicer Advance Receivables Trust Series 2015-T3, Class DT3 4.43% due 07/15/2047*	534,000	534,605
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.78% due 07/19/2035(3)	771,116	744,766
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	53,526	53,593
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.24% due 12/25/2044(3)	254,527	251,633
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.48% due 10/15/2018*(2)	200,000	199,430
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 1.78% due 05/17/2032*	556,161	556,161
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	498,000	497,160
US Residential Opportunity Fund Trust Series 2016-1lll, Class A 3.47% due 07/27/2036*	546,321	546,779
Vericrest Opportunity Loan Transferee Series 2015-NPL7, Class A1 3.25% due 02/25/2055*	424,662	423,784
Vericrest Opportunity Loan Transferee Series 2016-NPL9, Class A1 3.50% due 09/25/2046*	842,735	842,758
Vericrest Opportunity Loan Transferee Series 2015-NP14, Class A1 4.38% due 11/27/2045*	498,573	502,769
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1 3.38% due 10/25/2058*	1,914,493	1,911,890
Vericrest Opportunity Loan Trust LLC VRS Series 2016-NPL5, Class A1 4.00% due 05/25/2046*	212,215	213,893
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	125,148
VOLT LI LLC Series 2016-NP11, Class A1 3.50% due 10/25/2046*(5)	792,000	792,000
VOLT XLVI LLC Series 2016-NPL6, Class A1 3.84% due 06/25/2046*	577,853	580,753

VOLT XLVII LLC Series 2016-NPL7, Class A1 3.75% due 06/25/2046*	543,531	545,092
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50% due 02/25/2055*	900,495	900,955
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	498,459	482,034
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	1,003,365	1,002,327
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,356,725	1,356,357
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	1,471,059	1,476,151
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	434,221	434,319
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A3 5.70% due 06/15/2049(1)	4,200,000	4,253,269
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.76% due 04/25/2045(3)	90,524	84,947
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	781,120
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,416,675
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.98% due 06/25/2035(3)	882,675	878,559
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 3.03% due 09/25/2034(3)	1,353,170	1,375,291
West CLO, Ltd. FRS Series 2014-1A, Class A2 2.98% due 07/18/2026*(2)(4)	2,990,000	2,959,511
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	214,024	212,661
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	779,000	780,394
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	212,524
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	406,437
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	480,139	480,184

Total Asset Backed Securities (cost $263,514,334)		263,789,559

U.S. CORPORATE BONDS & NOTES — 28.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	1,768,000	1,836,627

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	317,790
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,104,830
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	108,674
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	335,945
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	127,000	166,841
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	51,342
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	190,417

		3,275,839

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	104,507
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,713,345
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	313,122

		3,130,974

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,200,000	1,026,417
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	497,562

Mosaic Co. Senior Notes 4.25% due 11/15/2023	810,000	831,008
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	120,807

		2,475,794

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	127,314
Bunge, Ltd. Finance Corp Company Guar. Notes 3.25% due 08/15/2026	85,000	85,078

		212,392

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	58,000	60,320
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,000	153,470

		213,790

Applications Software — 0.4%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	163,713
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,148,886
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	178,472
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	175,000	177,551
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	196,158
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,415,750
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	137,136
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	140,803
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	169,100
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	243,255

		7,970,824

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	361,652
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	33,388
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	169,008
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	602,970
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	151,009
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,093,893
Ford Motor Credit Co. LLC FRS Senior Notes 1.36% due 09/08/2017	800,000	799,959
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	274,598
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	275,394
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,248,021
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	300,000	315,882
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,275,000	1,372,837
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,223,497
General Motors Co. Senior Notes 6.60% due 04/01/2036	262,000	309,698
General Motors Financial Co, Inc. Company Guar. Notes 4.00% due 01/15/2025	75,000	75,329
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	455,000	462,761
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	175,000	176,667
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,952,529

General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	287,715
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,810,643
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	86,057
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	193,155
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	254,421
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	135,237
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	365,918
Volkswagen Group of America Finance LLC Company Guar. Notes 2.40% due 05/22/2020*	2,459,000	2,480,745

		16,512,983

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 4.63% due 07/02/2044	894,000	951,963
Johnson Controls, Inc. Senior Notes 4.95% due 07/02/2064	180,000	181,091
Johnson Controls, Inc. Senior Notes 5.70% due 03/01/2041	818,000	977,326

		2,110,380

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	275,394
BB&T Corp. Senior Notes 2.63% due 06/29/2020	450,000	461,736
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,853,787
Discover Bank Senior Notes 3.45% due 07/27/2026	495,000	495,332
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	506,344
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,936,190
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	466,756
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	481,447
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	198,000	201,132
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	181,026
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	456,258
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	221,866
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	1,019,850

		9,557,118

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,608
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	123,143
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	180,000	188,774
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,792,431
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,048
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	931,000	970,931
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	554,997
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	94,669

		4,824,601

Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	274,567
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	1,170,000	1,207,373
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	239,710

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	337,475
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	366,308
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	214,841
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	336,049
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	254,444
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	256,718
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	43,244
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	504,253
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	106,323
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	366,968
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	306,502
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	389,182
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	906,702
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	1,052,000	1,071,924
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,479,630
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	207,585
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	472,783
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	325,214
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	465,127
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	120,397

		10,253,319

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	234,274
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	189,706
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	134,058
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	56,812

		614,850

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	125,306
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	2,364,000	2,500,403
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	1,198,000	1,310,312

		3,936,021

Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	3,516,000	3,595,859
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	1,882,000	1,964,226
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,331,823
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,152,878
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	5,123,046
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	150,000	148,690
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	2,340,000	2,520,143

		15,836,665

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	350,000	341,162

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	220,509
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,734,284

		3,954,793

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,496,000

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	280,000	296,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	448,000	477,200
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	2,451,000	2,643,528
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	131,000	151,008
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055*	175,000	208,663
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,801,000	2,878,403
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	285,815
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	675,163
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	277,307
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	436,986
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	132,142
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	348,293
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	5,377,000	5,056,434
Time Warner Cable, Inc. Senior Sec. Notes 5.00% due 02/01/2020	720,000	776,737

		14,643,779

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	214,895
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	794,000	862,958
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	809,000	811,023

		1,888,876

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	278,042
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	293,011

		571,053

Chemicals-Specialty — 0.1%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	1,992,450

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	360,624
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	160,707

		521,331

Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 2.30% due 06/01/2021	85,000	85,336
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	94,000	104,394

		189,730

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	383,889

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	328,794
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	730,405
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	301,495
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	198,683
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	479,545
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	352,511
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,541,580
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	183,000	191,364
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	217,000	232,376
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	190,000	207,111

		4,563,864

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,557,710
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	433,000	465,475

		2,023,185

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,561,048
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,196,943
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,379,375

		8,137,366

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	3,001,580
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	251,000	265,159
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	1,000,000	976,988

		4,243,727

Diagnostic Equipment — 0.3%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	82,784
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,183,234
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	961,202
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,511,375
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	459,737
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	484,652

		5,682,984

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	118,380

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,386,086
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	355,000	356,615
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	406,693
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	371,786
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,262,022
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,216,351

Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,595,327
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	769,281
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	283,692
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,800,817
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	898,002
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	740,417
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	731,388
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,250,424
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	753,032
Citigroup, Inc. FRS Senior Notes 1.39% due 03/10/2017	400,000	400,274
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,081,110
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	115,031
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	193,546
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	203,345
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	613,654
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	243,000	249,039
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	563,523
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,430,000	1,510,217
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	89,000	97,380
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	308,919
Goldman Sachs Group, Inc. FRS Senior Notes 1.92% due 11/15/2018	500,000	504,151
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,532,259
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	2,100,000	2,134,644
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	917,067
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,629,403
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,379,098
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	663,529
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,284,246
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	234,875
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,632,325
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,806,725
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,047,187
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	79,627
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	300,000	329,508
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	252,192
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,231,011
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	5,096,671
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,632,591

Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	854,154

		66,399,234

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	352,727
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	774,000	815,364
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	211,236
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	145,909
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	189,830
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	205,364

		1,920,430

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	295,527
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	308,183
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	1,009,029

		1,612,739

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,397,764

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	402,342

Electric-Distribution — 0.0%
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	145,584

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	105,802

Electric-Integrated — 1.6%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	114,978
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	121,417
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	465,723
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	190,929
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	180,000	198,229
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,143,741
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	113,481
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027(5)	116,000	115,595
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	200,000	214,587
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	120,728
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,327,241
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	45,848
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,926,220
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	734,560
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	113,797
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	62,994
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	377,384
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	256,583
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	191,060
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	250,584
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	132,053

Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	268,806
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	192,251
Edison International Senior Notes 2.95% due 03/15/2023	350,000	358,819
Entergy Arkansas, Inc. 1st. Mtg. Bonds 3.50% due 04/01/2026	88,000	93,795
Entergy Corp. Senior Notes 2.95% due 09/01/2026	39,000	38,574
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	123,794
Exelon Corp. Senior Notes 3.40% due 04/15/2026	79,000	81,574
Exelon Corp. Senior Notes 4.45% due 04/15/2046	2,006,000	2,086,858
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,551,410
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	476,724
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	68,332
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	244,596
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	686,000	738,052
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	814,344
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	274,993
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	379,716
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	383,268
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	475,143
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	150,501
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	262,536
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,317,357
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,223,966
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	290,055
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	199,676
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	52,440
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	576,331
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	68,567
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	216,851
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	128,674
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	455,282
Southern Co. Senior Notes 2.35% due 07/01/2021	2,717,000	2,740,494
Southern Co. Senior Notes 4.40% due 07/01/2046	1,018,000	1,075,132
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	97,355
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	111,897
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	200,992
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	599,786
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	114,641
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	244,286
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	102,040

Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	192,663

		32,290,303

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	178,073
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	320,569

		498,642

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	205,378
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	618,030

		823,408

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	476,677

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	361,000	359,584
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	121,693
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	457,437
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	612,777
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	101,859
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	578,756
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	205,036

		2,437,142

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(2)(5)	18,900,000	18,564,824

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 10/26/2020	2,631,000	2,598,112
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	483,687

		3,081,799

Finance-Credit Card — 0.5%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,903
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	366,124
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	200,000	201,843
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	491,188
Discover Financial Services Senior Notes 3.75% due 03/04/2025	263,000	265,046
Visa, Inc. Senior Notes 2.80% due 12/14/2022	7,755,000	8,064,626

		9,584,730

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	731,595
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	544,447
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,849,373

		3,125,415

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.13% due 01/15/2020	332,000	331,532
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	194,000	192,230
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	137,543

		661,305

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,372,587
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	557,000	573,647

Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	2,295,000	2,443,184

		5,389,418

Food-Confectionery — 0.2%
JM Smucker Co. Company Guar. Notes 4.25% due 03/15/2035	983,000	1,042,808
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,728,086

		3,770,894

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,225,000	2,344,594
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	477,638
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	107,696

		2,929,928

Food-Misc./Diversified — 0.3%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	389,496
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	316,783
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	1,600,000	1,772,410
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	242,479
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	668,747
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,070,000	1,057,969
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	599,000	640,400
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,419,000	1,590,885

		6,679,169

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	566,163
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	626,860

		1,193,023

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	116,624

Gas-Distribution — 0.3%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	87,016
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	434,947
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	281,616
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	578,855
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(2)	3,186,000	3,174,024
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	646,252
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	57,994
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	70,391

		5,331,095

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	718,000	821,235

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,586,269
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	1,974,000	2,132,933
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	557,000	656,316

		6,375,518

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 5.10% due 10/01/2025	926,000	999,597

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	297,431

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	282,344

		579,775

Insurance-Life/Health — 0.7%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	2,900,000	3,143,353
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	181,220
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	486,343
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	491,998
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	462,000	492,992
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	451,564
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	100,997
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	4,356,000	4,465,079
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	458,194
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	152,620
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,050,799

		13,475,159

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,689,616
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	461,639
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	548,804
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	335,537
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	49,660

		3,085,256

Insurance-Mutual — 0.3%
Prudential Financial, Inc. Sub. Notes 8.30% due 07/01/2025*	200,000	267,847
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,850,000	4,158,743
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	331,041
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	100,000	154,452
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	259,247
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	559,631

		5,730,961

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	81,265
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	665,406
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	52,560
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	117,212

		916,443

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	167,000	171,959
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	579,756

		751,715

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	2,300,000	2,369,000

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	878,694

Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	107,867
Legg Mason, Inc. Senior Notes 4.75% due 03/15/2026	111,000	118,479

		1,105,040

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	743,349
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	189,482
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	128,719

		1,061,550

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	361,709
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,338
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	477,965
John Deere Capital Corp. Senior Notes 3.40% due 09/11/2025	54,000	57,863

		968,875

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	64,197

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	49,027
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	56,000	55,752

		104,779

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	180,000	189,764
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	277,540
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,262,726

		2,730,030

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	312,049
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,604,754
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	57,565

		2,974,368

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	180,000	185,501
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	191,864
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	2,182,546
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	58,308
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	4,671,000	4,749,912

		7,368,131

Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	325,356
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	766,631
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	189,705
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	1,980,152
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,211,847
Celgene Corp. Senior Notes 2.88% due 08/15/2020	4,512,000	4,655,238
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	346,237
Celgene Corp. Senior Notes 5.00% due 08/15/2045	114,000	122,314

Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	112,000	111,317
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	188,683
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	92,326
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,290,445
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,061,528

		14,341,779

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	227,000	228,047
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	200,000	202,452
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	406,000	417,664
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	135,223
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	748,000	762,999
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	297,292
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	144,206
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	98,943
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	53,099
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,160,085
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,748,626
Forest Laboratories LLC Senior Notes 5.00% due 12/15/2021*	450,000	502,329
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	90,000	95,405
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	133,310
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	34,886
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	510,938
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	31,143
Zoetis, Inc. Senior Notes 4.50% due 11/13/2025	84,000	92,881

		11,649,528

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	59,308

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.40% due 06/15/2021	1,110,000	1,120,071
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	121,601
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	92,000	93,351
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	833,000	844,720
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	559,512
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	191,902
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	145,000	145,518
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	206,662
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	3,222,000	3,427,789
UnitedHealth Group, Inc. Senior Note 4.63% due 07/15/2035	260,000	296,563

		7,007,689

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,249,885

Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	83,235
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	427,230

		2,760,350

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	112,013
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	102,760

		214,773

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	253,247
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	164,257
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	112,893

		530,397

Metal-Copper — 0.1%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	293,125
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	266,625
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	1,552,300
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	216,000	179,280
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	193,000	166,221

		2,457,551

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	573,982
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	930,542
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	652,605
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	674,358
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/2036	200,000	248,812
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	183,166
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	457,523
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	456,466
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	462,613

		4,640,067

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	376,017
Cisco Systems, Inc. Senior Notes 2.95% due 02/28/2026	88,000	91,239
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	233,209
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	390,015

		1,090,480

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	495,570
Waste Management, Inc. Company Guar. Notes 2.40% due 05/15/2023	119,000	119,356
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	120,143
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	44,121

		779,190

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	250,000	248,938

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	131,857
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	267,252
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	267,163
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	273,021

		939,293

Oil Companies-Exploration & Production — 0.4%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	356,209
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,377,000	1,565,364
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	412,627
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	285,281
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	419,709
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	442,816
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	537,721
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	225,000	228,611
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	123,000	133,525
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	253,913
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	361,454
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	100,000	126,186
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	200,000	254,618
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	108,625
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	265,794
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	312,718
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	427,578
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	107,373
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	477,356
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	181,628
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	133,000	137,900
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	91,863
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	120,148
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	57,886

		7,666,903

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	608,433
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	249,000	253,705
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	525,000	536,786
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	197,474

		1,596,398

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,647,000	2,341,200
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,079,422
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	549,201

Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	212,000	207,692

		4,177,515

Oil-Field Services — 0.2%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,905,000
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	357,649
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	91,758
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	235,163

		3,589,570

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	211,079
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	131,466

		342,545

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	537,043
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	185,821

		722,864

Pipelines — 1.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	343,240
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	82,065
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	151,663
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	38,952
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	270,749
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	274,941
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	178,477
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	173,000	170,881
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	2,780,670
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	56,000	52,142
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	186,895
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	348,829
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	102,501
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	204,995
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	279,032
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	753,193
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	45,000	45,517
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	173,342
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	51,989
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	971,748
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,700,000	4,708,164
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	103,114
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	161,655
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	108,000	104,899
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	258,621
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	143,764

ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,763
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	650,000	708,337
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	97,281
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	275,748
Phillips 66 Senior Notes 3.55% due 10/01/2026	49,000	48,820
Phillips 66 Senior Notes 4.90% due 10/01/2046	774,000	768,444
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	607,207
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	177,395
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	159,003
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	256,409
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,420,750
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	529,696
Spectra Energy Capital LLC Company Guar. Notes 7.50% due 09/15/2038	370,000	465,477
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,063,432
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	315,750
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	188,301
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.40% due 04/01/2021	225,000	242,720
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	545,361
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	118,394
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	107,950
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	261,887

		23,341,163

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,828,613

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,515,000	2,570,330

Real Estate Investment Trusts — 1.6%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	174,153
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,900,000	3,230,365
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	151,562
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	108,675
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	62,673
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	115,939
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	153,179
Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,212,875
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,804,342
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,561,833
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	967,912

Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	165,495
DDR Corp. Senior Notes 3.38% due 05/15/2023	2,500,000	2,498,613
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	31,215
Duke Realty LP Company Guar. Notes 4.38% due 06/15/2022	270,000	293,070
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	3,440,000	3,560,400
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	533,707
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	275,272
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	295,397
HCP, Inc. Senior Notes 3.88% due 08/15/2024	3,500,000	3,592,649
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	562,960
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	125,643
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	1,323,000	1,293,000
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,690,575
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	308,410
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	1,849,000	1,816,948
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	311,429
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	105,704
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	366,301
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	376,791
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	41,394
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	258,777
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	682,389
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	414,000

		32,143,647

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	61,028

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	202,278
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	701,537
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,327,731

		2,231,546

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	2,500,000	2,575,000

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	450,000	455,569
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,907,188

		2,362,757

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	74,319
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	152,766
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	53,000	49,242
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	186,744
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	202,064

Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	189,444
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	126,819
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	369,461

		1,350,859

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,456,440

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	219,294
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	291,012
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	289,092

		799,398

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	356,000	356,031
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	247,000	245,175
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	3,757,000	3,969,470
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	950,006
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,574,435
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	101,377
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	721,000	729,569
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	3,100,000	3,260,180
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	478,166

		13,664,409

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	360,000	356,317
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	240,000	219,760
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/2037	200,000	211,728
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 07/15/2034	130,000	141,685
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	221,888

		1,151,378

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	170,168
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	131,012
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	173,574

		474,754

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	1,748,671

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	300,396

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	2,100,000	2,296,875

Special Purpose Entities — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	303,609
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	297,186

		600,795

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	676,994

Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,779,547

		2,456,541

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	488,000	494,827
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	55,817
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	1,265,000	1,302,402
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	300,000	315,794
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	180,000	186,951
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,629,000	4,595,157
AT&T, Inc. Senior Notes 4.55% due 03/09/2049*	1,283,000	1,208,319
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	681,336
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	119,000	116,451
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	198,704
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	568,434
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	2,578,000	2,639,614
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	1,110,000	1,131,951
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	400,000	382,829
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	2,204,000	2,104,088
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	50,205
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	638,326
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,890,000	2,161,895
Verizon Communications, Inc. Senior Notes 5.85% due 09/15/2035	50,000	59,446
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	3,002,000	3,933,506

		22,826,052

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	567,016

Tobacco — 0.4%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	3,768,000	4,052,853
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,486,000	1,631,174
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	246,000	305,853
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,093,121

		8,083,001

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	311,800
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	755,546
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	432,962
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	130,310
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	666,088
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	68,309
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	239,016
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	569,657
Union Pacific Railroad Co. Pass Through Certs. 2.70% due 05/12/2027	366,952	368,328

		3,542,016

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	268,246
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	366,280
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	148,046
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	58,186

		840,758

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	258,397
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	383,761

		642,158

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	251,000	268,004

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	479,015

Total U.S. Corporate Bonds & Notes (cost $544,404,565)		553,412,424

FOREIGN CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	331,675

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	160,366
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	645,482
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	298,275
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	297,427

		1,401,550

Banks-Commercial — 1.5%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	328,615
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	256,467
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	208,191
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	300,168
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	180,858
Bank of Nova Scotia FRS Senior Notes 1.19% due 04/11/2017	400,000	400,235
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	552,409
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	251,802
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,237,488
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	781,375
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,220,973
BPCE SA Sub. Notes 4.63% due 07/11/2024*	350,000	355,446
BPCE SA Sub. Notes 5.70% due 10/22/2023*	250,000	270,867
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	249,968
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	277,152
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	298,571
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	211,188
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	263,303
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.63% due 12/01/2023	400,000	430,965

Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	256,478
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	574,860
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	199,368
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,383,727
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	300,485
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	601,295
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	944,000	898,967
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	255,122
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	264,266
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	242,339
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	242,997
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	305,582
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	483,476
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	325,376
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	381,976
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	300,000	310,805
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	400,000	401,626
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	269,036
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	256,401
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	99,547
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,117,887
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	181,702
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.01% due 10/19/2026	5,823,000	5,806,742
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	401,159
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	406,696
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,892
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	457,991
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	167,000	166,817
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	442,973
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	224,950

		29,512,579

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	305,046

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	439,038
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,115,246
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	200,000	210,098
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,400,000	3,597,288
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,362,913

Lloyds Bank PLC Company Guar. Notes 1.75% due 03/16/2018	423,000	424,612
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	200,000	212,362

		11,361,557

Beverages-Wine/Spirits — 0.1%
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*(2)	1,500,000	1,506,700

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	2,668,000	2,525,003

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	246,618

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,189,371

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	887,027
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	590,795
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	199,840
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	191,958
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	359,410

		2,229,030

Chemicals-Diversified — 0.3%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	1,137,000	1,206,835
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,262,000	3,814,429

		5,021,264

Diversified Banking Institutions — 0.8%
Barclays PLC Senior Notes 3.20% due 08/10/2021	652,000	656,486
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,412,166
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	216,859
BNP Paribas SA Sub. Notes 4.38% due 09/28/2025*	500,000	513,333
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	204,126
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 3.45% due 04/16/2021*	250,000	254,618
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,560,000	2,539,238
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	254,129
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	262,574
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	90,699
Deutsche Bank AG Senior Notes 2.95% due 08/20/2020	77,000	75,279
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	123,000	121,019
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	430,949
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	205,250
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	600,000	751,019
Lloyds Banking Group PLC Company Guar. Notes 3.10% due 07/06/2021	200,000	205,772
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	201,954
Royal Bank of Scotland Group PLC Senior Notes 4.80% due 04/05/2026	250,000	254,858
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,164,115
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,903,549

UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	292,357

		15,010,349

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	372,283
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	2,011,000	2,138,940

		2,511,223

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	183,246
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	157,192
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	251,441
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	289,978
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	259,631
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	277,587
Tyco International Finance SA Company Guar. Notes 5.13% due 09/14/2045	60,000	68,810

		1,487,885

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	878,728
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	499,000	496,195

		1,374,923

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	1,040,000	1,100,830
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,295,733

		4,396,563

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	582,231

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	449,000	458,653
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,424,948

		1,883,601

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	150,000	152,883

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	399,775

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	197,978

Gold Mining — 0.2%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	1,487,000	1,598,495
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,415,000

		4,013,495

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	373,958
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	183,529

		557,487

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	132,168

Medical-Drugs — 0.5%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,160,000	1,009,200

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	5,381,000	5,292,025
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	400,000	400,104
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,491,000	1,473,002
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	107,000	105,292
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,013,000	985,179
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	968,000	898,608

		10,163,410

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,736,000	1,787,384
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	230,000	238,786
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,789,000	1,856,649
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,935,000	1,997,903
Mylan NV Company Guar. Notes 2.50% due 06/07/2019*	630,000	636,817
Mylan NV Company Guar. Notes 3.95% due 06/15/2026*	139,000	138,641
Mylan NV Company Guar. Notes 5.25% due 06/15/2046*	96,000	97,193

		6,753,373

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	67,000	71,165

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	380,092

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 5.25% due 03/16/2018	57,000	56,680
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	2,823,150	571,688

		628,368

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	179,815
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	183,602
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	272,875
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	320,843
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	200,209

		1,157,344

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	148,000	154,229
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	116,000	117,374
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	188,301
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	769,686
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	291,585
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	331,538
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	171,450
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	194,737
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	198,412
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	372,428

Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	240,129
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	479,590
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	180,000	173,250
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	742,875
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	500,000	525,000
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	112,000	122,528
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026*	179,000	200,122
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	632,747
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	453,841
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	323,000	307,492
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	634,000	628,319
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	130,922
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	263,557
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	723,869
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	94,599
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	186,964
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	577,418
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	204,021
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	747,475

		10,224,458

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	570,205
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	3,951,000	3,950,636

		4,520,841

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(2)(5)	731,485	21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.89% due 04/28/2018†*(2)(5)	173,285	5,199
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.89% due 04/28/2018†*(2)(5)	273,255	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.89% due 04/28/2027†*(2)(5)	1,756,853	0

		27,143

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,741
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	269,151
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	382,954
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	212,136

		1,044,982

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	261,767

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	300,000	307,956

Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	405,046

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,296,250

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,822,259

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	1,248,000

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	655,211
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	121,941

		777,152

Total Foreign Corporate Bonds & Notes (cost $134,845,828)		133,420,560

U.S. GOVERNMENT AGENCIES — 28.2%
Federal Home Loan Mtg. Corp. — 5.5%
3.00% due 03/01/2043	1,561,364	1,618,861
3.00% due 04/01/2043	117,964	122,716
3.00% due 05/01/2043	187,149	195,173
3.50% due 08/01/2026	61,468	64,961
3.50% due 02/01/2042	242,173	257,250
3.50% due 05/01/2042	64,426	68,209
3.50% due 07/01/2042	340,315	358,349
3.50% due 03/01/2043	185,816	195,603
3.50% due 09/01/2045	7,480,170	7,848,835
3.50% due 12/01/2045	4,141,209	4,345,535
3.50% due 04/01/2046	2,405,552	2,524,699
4.00% due 07/01/2025	172,016	182,049
4.00% due 10/01/2040	228,997	245,896
4.00% due 11/01/2040	140,142	150,158
4.00% due 01/01/2041	1,315,710	1,406,529
4.00% due 11/01/2043	293,703	313,977
4.00% due 04/01/2044	1,766,095	1,888,069
4.00% due 09/01/2045	2,549,287	2,725,255
4.00% due 01/01/2046	1,342,879	1,463,698
4.50% due 07/01/2025	47,656	51,443
4.50% due 07/01/2040	1,013,928	1,112,077
4.50% due 03/01/2041	61,607	67,596
4.50% due 05/01/2041	146,483	160,871
4.50% due 05/01/2042	2,833,655	3,102,226
5.00% due 09/01/2019	53,134	54,927
5.00% due 11/01/2035	36,970	41,060
5.00% due 10/01/2036	60,707	67,633
5.00% due 12/01/2036	32,689	36,374
5.00% due 10/01/2037	11,868	13,228
5.00% due 08/01/2039	39,828	44,713
5.00% due 01/01/2040	54,359	61,027
5.00% due 04/01/2040	31,289	35,125
5.50% due 10/01/2017	14,007	14,231
5.50% due 08/01/2019	74,494	77,656
5.50% due 05/01/2036	13,279	15,082
5.50% due 12/01/2036	3,365	3,828
5.50% due 01/01/2038	44,289	50,532
Federal Home Loan Mtg. Corp. Multifamily Mtg. Pass-Through Certs. VRS Series 2016-K722, Class B 3.83% due 07/25/2049*(1)	625,000	621,145
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series KF-12, Class A FRS
1.22% due 09/25/2022(1)	1,475,051	1,477,355
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,231,694
Series K708, Class A2
2.13% due 01/25/2019(1)	4,633,691	4,702,287
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,829,253
Series K706, Class A2
2.32% due 10/25/2018(1)	5,315,000	5,415,048
Series K704, Class A2
2.41% due 08/25/2018(1)	933,515	949,294
Series KJO2, Class A2
2.60% due 09/25/2020(1)	218,000	224,351
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,682,872
Series K055, Class A2
2.67% due 03/25/2026(1)	2,400,000	2,468,368
Series K703, Class A2
2.70% due 05/25/2018(1)	495,459	504,941
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	973,941
Series K718, Class A2
Series K054, Class A2
2.75% due 01/25/2026(1)	1,419,000	1,468,175
2.79% due 01/25/2022(1)	1,699,000	1,786,416
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,532,068
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	215,610
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,099,914
Series K033, Class A2
3.06% due 07/25/2023 VRS(1)	4,682,000	4,993,426
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,598,563
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,242,590
Series K047, Class A2
3.33% due 05/25/2025(1)	2,283,000	2,474,551
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	396,600
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA
zero coupon due 11/15/2037(3)	1,199,058	1,134,497
Series 3582, Class MO
zero coupon due 10/15/2039(3)	1,019,220	945,965

Series 4077, Class MF
1.03% due 07/15/2042 FRS(3)	573,365	571,858
Series 4371, Class GZ
2.00% due 05/15/2042(3)	1,247,160	1,023,001
Series 4374, Class NC
2.75% due 02/15/2046(3)	1,394,182	1,445,575
Series 2691, Class ZU
5.50% due 09/15/2033(3)	3,956,639	4,439,557
Federal Home Loan Mtg. Corp. STRIPS
3.00% due 08/15/2042(3)	2,318,341	2,374,282
3.00% due 01/15/2044(3)	834,470	861,533
3.50% due 07/15/2042(3)	3,765,413	3,994,038

		108,664,219

Federal National Mtg. Assoc. — 16.6%
0.91% due 03/01/2025 FRS	7,724,206	7,666,681
1.02% due 11/01/2023 FRS	692,064	692,284
2.32% due 03/01/2023	3,710,871	3,794,889
2.35% due 01/01/2023	3,000,000	3,073,150
2.38% due 03/01/2023	7,714,296	7,914,615
2.41% due 05/01/2023	109,049	111,939
2.55% due 05/01/2023	112,616	116,501
2.70% due 04/01/2025	10,000,000	10,306,983
2.77% due 03/01/2022	502,993	525,294
2.81% due 06/01/2022	7,027,083	7,360,579
2.82% due 07/01/2022	3,098,298	3,250,027
2.83% due 05/01/2027	2,500,000	2,576,274
2.83% due 06/01/2027	2,000,000	2,060,432
2.84% due 04/01/2025	4,095,615	4,274,942
2.89% due 05/01/2027	3,974,043	4,063,406
2.92% due 02/01/2030	1,700,000	1,741,803
2.92% due 05/01/2030	2,000,000	2,020,900
2.93% due 01/01/2025	3,045,869	3,205,171
2.94% due 05/01/2030	1,680,000	1,720,506
2.96% due 06/01/2027	1,990,008	2,080,073
2.97% due 06/01/2030	2,000,000	2,057,058
3.00% due 03/01/2027	69,106	72,386
3.00% due 04/01/2027	430,940	451,164
3.00% due 04/01/2030	333,338	348,982
3.00% due 10/01/2030	3,169,257	3,317,995
3.00% due 11/01/2030	181,772	190,435
3.00% due 12/01/2030	312,104	327,013
3.00% due 05/01/2043	765,757	791,057
3.00% due November 30 TBA	3,151,000	3,244,053
3.00% due December 15 TBA	966,000	1,009,583
3.00% due December 30 TBA	14,338,000	14,732,854
3.03% due 04/01/2030	2,000,000	2,067,500
3.04% due 12/01/2024	2,692,905	2,853,453
3.05% due 09/01/2024	5,736,462	6,079,009
3.07% due 09/01/2024	4,351,333	4,617,304
3.10% due 09/01/2025	3,300,000	3,488,074
3.12% due 06/01/2035	2,000,000	2,050,457
3.13% due 04/01/2030	5,000,000	5,215,518
3.13% due 06/01/2030	1,000,000	1,028,385
3.20% due 06/01/2030	1,000,000	1,050,450
3.23% due 11/01/2020	4,741,891	5,018,626
3.30% due 10/01/2021	12,090,239	12,861,456
3.30% due 07/01/2030	1,005,000	1,067,303
3.48% due 11/01/2020	4,012,375	4,284,858
3.49% due 12/01/2020	4,028,538	4,292,112
3.50% due 04/01/2022	236,424	249,044
3.50% due 11/01/2041	27,039	28,667
3.50% due 01/01/2042	387,324	411,468
3.50% due 04/01/2043	159,029	167,587
3.50% due 06/01/2043	4,271,836	4,501,732
3.50% due 07/01/2043	1,454,032	1,532,167
3.50% due 07/01/2043	308,022	324,571
3.50% due 08/01/2043	799,842	842,883
3.50% due 03/01/2045	1,690,687	1,774,527
3.50% due 05/01/2046	4,711,628	4,946,783
3.76% due 12/01/2035	1,978,038	2,161,296
3.77% due 12/01/2025	1,500,000	1,662,523
3.84% due 05/01/2018	2,740,000	2,815,908
3.95% due 01/01/2027	145,266	161,168
3.16% due 02/01/2032	2,840,000	3,032,702
3.99% due 07/01/2021	1,459,093	1,593,909
4.00% due 04/01/2020	1,120,779	1,159,926
4.00% due 01/01/2035	6,578,464	7,214,422
4.00% due 09/01/2040	4,871,369	5,226,844
4.00% due 11/01/2040	2,818,854	3,025,439
4.00% due 02/01/2041	321,116	344,990
4.00% due 06/01/2041	2,177,304	2,337,411
4.00% due 11/01/2041	877,972	943,144
4.00% due 01/01/2042	6,441,449	6,921,694
4.00% due 04/01/2042	1,070,456	1,150,259
4.00% due 10/01/2042	1,231,317	1,323,844
4.00% due 12/01/2042	782,931	841,208
4.00% due 01/01/2043	2,551,989	2,738,580
4.00% due 05/01/2043	1,782,218	1,934,457
4.00% due 06/01/2043	1,387,217	1,489,553
4.00% due 07/01/2043	995,976	1,066,329
4.00% due 09/01/2044	10,236,154	10,955,324
4.00% due 11/01/2044	4,062,761	4,348,201
4.00% due 02/01/2045	5,549,242	5,939,120
4.00% due January 30 TBA	3,100,000	3,311,771
4.08% due 01/01/2029	855,839	963,123
4.26% due 12/01/2019	291,630	313,045
4.30% due 06/01/2021	953,719	1,054,461
4.50% due 08/01/2018	135,849	139,581
4.50% due 05/01/2025	31,801	34,294
4.50% due 03/01/2034	136,610	150,395
4.50% due 01/01/2040	2,375,436	2,598,712

4.50% due 05/01/2040	49,559	54,607
4.50% due 10/01/2040	56,439	62,083
4.50% due 02/01/2041	1,083,075	1,185,218
4.50% due 04/01/2041	2,655,468	2,910,364
4.50% due 07/01/2042	1,393,379	1,527,915
4.50% due 11/01/2042	3,289,789	3,598,190
4.50% due 01/01/2043	2,269,565	2,484,775
4.50% due 04/01/2044	169,873	186,124
4.50% due 06/01/2044	5,188,638	5,669,614
5.00% due 03/01/2034	29,059	32,590
5.00% due 04/01/2034	42,937	47,741
5.00% due 05/01/2035	24,570	27,315
5.00% due 07/01/2035	56,031	62,964
5.00% due 08/01/2035	54,484	60,725
5.00% due 09/01/2035	19,775	22,241
5.00% due 10/01/2035	77,802	86,322
5.00% due 10/01/2039	36,369	40,858
5.00% due 11/01/2039	87,286	98,157
5.00% due 12/01/2039	88,715	99,871
5.00% due 02/01/2040	75,973	85,584
5.00% due 06/01/2040	57,736	64,710
5.00% due 03/01/2042	10,546,704	11,715,453
5.32% due 06/01/2018	194,764	202,984
5.50% due 11/01/2034	6,035	6,874
5.50% due 01/01/2036	238,257	270,902
5.50% due 11/01/2036	71,572	81,158
5.50% due 06/01/2037	243,648	275,490
5.50% due 08/01/2037	216,713	246,539
5.50% due 01/01/2038	42,932	48,592
5.50% due 12/01/2038	5,131,189	5,843,802
5.57% due 03/01/2038	2,717,557	3,040,742
6.00% due 02/01/2033	59,125	67,849
6.00% due 10/01/2035	24,370	28,063
6.00% due 01/01/2036	32,007	36,913
6.00% due 02/01/2037	23,274	26,695
6.00% due 03/01/2037	15,675	18,196
6.00% due 04/01/2037	19,255	22,297
6.00% due 06/01/2037	231,568	268,129
6.00% due 06/01/2038	88,070	102,217
6.00% due 10/01/2038	14,148	16,195
Federal National Mtg. Assoc. ACES
Series 2015-M17, Class FA
1.44% due 11/25/2022 FRS(1)	1,852,338	1,858,508
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,354,716
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	15,488,570
Series 2015-M8, Class A2
2.90% due 01/25/2025 VRS(1)	2,000,000	2,089,466
Series 2015-M2, Class A3
3.05% due 12/25/2024 VRS(1)	966,227	1,021,970
Series 2015-M10, Class A2
3.09% due 04/25/2027 VRS(1)	1,556,000	1,633,191
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO
zero coupon due 03/25/2038(3)	1,941,563	1,755,648
Series 2007-114, Class A6
0.73% due 10/27/2037 FRS(3)	344,475	343,930
Series 2012-96, Class CB
1.50% due 04/25/2039(3)	1,594,504	1,553,063
Series 2016-38, Class NA
3.00% due 01/25/2046(3)	872,955	916,007
Series 2011-104, Class NY
4.00% due 03/25/2039(3)	1,672,628	1,816,716
Series 2010-45, Class A1
5.00% due 02/25/2021(3)(7)	2,770,672	126,062
Series 2010-47, Class MB 5.00% due 09/25/2039(3)	3,000,000	3,357,426
Series 2005-93, Class PZ
5.50% due 10/25/2035(3)	1,289,647	1,512,920
Series 2002-56, Class ZQ
6.00% due 09/25/2032(3)	798,289	919,765
Series 2005-109, Class GE
6.00% due 12/25/2035(3)	1,397,000	1,787,038
Series 2009-39, Class Z
6.00% due 06/25/2039(3)	2,865,264	3,582,610

		328,651,260

Government National Mtg. Assoc. — 5.3%
3.50% due 10/20/2033	1,307,329	1,393,579
3.50% due 11/15/2040	137,314	145,660
3.50% due 12/15/2041	156,964	168,457
3.50% due 02/15/2042	325,365	346,940
3.50% due 04/15/2042	52,542	55,736
3.50% due 05/20/2046	11,576,186	12,268,549
4.00% due 12/20/2042	1,306,982	1,422,141
4.00% due 09/20/2044	731,542	788,493
4.25% due 01/20/2045	2,217,802	2,418,943
4.25% due 02/20/2045	2,267,518	2,464,869
4.25% due 04/20/2045	1,879,730	2,036,467
4.25% due 06/20/2045	1,228,020	1,335,265
4.50% due 04/15/2039	92,763	104,746
4.50% due 05/15/2039	59,623	66,986
4.50% due 09/15/2039	68,330	77,165
4.50% due 01/15/2040	360,784	398,808
4.50% due 02/15/2040	451,811	501,557
4.50% due 03/15/2040	188,359	207,795
4.50% due 04/15/2040	229,210	254,010
4.50% due 06/15/2040	288,294	321,142
4.50% due 07/15/2040	101,671	112,754
4.50% due 01/20/2041	169,145	185,968
4.50% due 06/20/2041	180,271	197,829
4.50% due 09/20/2041	2,687,881	2,954,212
4.50% due 07/20/2045	2,433,808	2,627,598
5.50% due 12/15/2036	88,371	100,882
5.50% due 04/15/2038	26,545	30,021
5.50% due 01/20/2042	90,074	101,806
6.00% due 12/15/2032	36,406	42,098
6.00% due 01/15/2039	91,015	104,213
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon due 12/20/2040(3)	406,209	358,204
Series 2015-H07, Class ES
0.94% due 02/20/2065 FRS(3)	3,182,455	3,164,250
Series 2015-H15, Class FJ
0.96% due 06/20/2065 FRS(3)	972,303	962,396
Series 2015-H16, Class FG
0.96% due 07/20/2065 FRS(3)	1,889,085	1,871,447
Series 2015-H16, Class FL
0.96% due 07/20/2065 FRS(3)	3,485,859	3,442,137
Series 2011-H06, Class FA
0.97% due 02/20/2061 FRS(3)	1,702,814	1,693,451
Series 2015-H08, Class FC
0.97% due 03/20/2065 FRS(3)	8,344,004	8,279,369
Series 2015-H05, Class FC
1.00% due 02/20/2065 FRS(3)	4,563,353	4,527,643
Series 2015-H06, Class FA
1.00% due 02/20/2065 FRS(3)	4,034,169	4,008,604
Series 2015-H10, Class FC

1.00% due 04/20/2065 FRS(3)	4,757,548	4,719,690
Series 2015-H12, Class FA
1.00% due 05/20/2065 FRS(3)	2,820,368	2,798,482
Series 2013-H18, Class EA
1.02% due 07/20/2063 FRS(3)	2,513,446	2,503,397
Series 2015-H23, Class FB
1.04% due 09/20/2065 FRS(3)	1,439,931	1,431,666
Series 2015-H26, Class FG
1.04% due 10/20/2065 FRS(3)	1,002,828	996,846
Series 2012-H08, Class FB
1.12% due 03/20/2062 FRS(3)	2,217,167	2,216,748
Series 2014-H09, Class TA
1.12% due 04/20/2064 FRS(3)	1,204,333	1,204,087
Series 2015-H29, Class FL
1.12% due 11/20/2065 FRS(3)	3,626,808	3,621,237
Series 2015-H30, Class FE
1.12% due 11/20/2065 FRS(3)	3,884,448	3,878,428
Series 2015-H32, Class FH
1.18% due 12/20/2065 FRS(3)	1,157,930	1,160,023
Series 2014-168, Class VB
3.48% due 06/16/2047 VRS(1)	929,902	996,747
Series 2005-55, Class Z
4.75% due 07/20/2035(3)	5,577,497	6,126,341
Series 2009-92, Class ZC
5.00% due 10/20/2039(3)	2,647,473	3,061,429
Series 2010-105, Class B
5.00% due 08/20/2040(3)	2,000,000	2,279,215
Series 2015-137, Class WA
5.48% due 01/20/2038 VRS(3)	81,126	91,490
Series 2009-33, Class DB
5.50% due 05/20/2039(3)	1,670,925	1,773,657
Series 2015-137, Class W
5.57% due 10/20/2040 VRS(3)	3,545,169	3,982,500

		104,384,173

Resolution Funding — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	1,350,000	1,302,435
zero coupon due 07/15/2020	1,350,000	1,284,534
zero coupon due 01/15/2030	1,000,000	701,593

		3,288,562

Small Business Administration — 0.6%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,407,856	1,411,400
Series 2012-20H, Class 1
2.37% due 08/01/2032	979,234	988,507
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,246,858	2,277,783
Series 2013-20G, Class 1
3.15% due 07/01/2033	2,872,694	3,037,275
Series 2013-20H, Class 1
3.16% due 08/01/2033	2,794,754	2,955,058
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,344,771	1,452,954

		12,122,977

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	645,000	728,055

Total U.S. Government Agencies (cost $554,031,604)		557,839,246

U.S. GOVERNMENT TREASURIES — 22.7%
United States Treasury Bonds — 10.3%
zero coupon due 02/15/2018 STRIPS	1,710,000	1,692,074
zero coupon due 11/15/2018 STRIPS	2,250,000	2,209,253
zero coupon due 05/15/2019 STRIPS	5,940,000	5,791,363
zero coupon due 08/15/2019 STRIPS	4,680,000	4,544,247
zero coupon due 11/15/2019 STRIPS	5,040,000	4,876,160
zero coupon due 02/15/2020 STRIPS	1,080,000	1,040,502
zero coupon due 05/15/2020 STRIPS	8,820,000	8,457,463
zero coupon due 08/15/2020 STRIPS	3,660,000	3,498,290
zero coupon due 02/15/2021 STRIPS	7,740,000	7,321,413
zero coupon due 05/15/2021 STRIPS	11,790,000	11,080,902
zero coupon due 08/15/2021 STRIPS	2,430,000	2,272,832
zero coupon due 11/15/2021 STRIPS	60,000	55,788
zero coupon due 02/15/2022 STRIPS	2,070,000	1,912,755
zero coupon due 05/15/2022 STRIPS	3,980,000	3,657,524
zero coupon due 08/15/2022 STRIPS	4,500,000	4,116,074
zero coupon due 11/15/2022 STRIPS	7,260,000	6,593,714
zero coupon due 02/15/2023 STRIPS	7,735,000	6,993,190
zero coupon due 05/15/2023 STRIPS	9,720,000	8,722,816
zero coupon due 08/15/2023 STRIPS	2,345,000	2,093,557
zero coupon due 05/15/2024 STRIPS	90,000	78,822
zero coupon due 11/15/2024 STRIPS	710,000	614,287
zero coupon due 02/15/2025 STRIPS	800,000	687,058
zero coupon due 08/15/2026 STRIPS	90,000	74,126
zero coupon due 11/15/2026 STRIPS	3,240,000	2,646,798
zero coupon due 02/15/2027 STRIPS	5,490,000	4,459,439
zero coupon due 05/15/2027 STRIPS	2,430,000	1,955,902
zero coupon due 08/15/2027 STRIPS	1,170,000	936,632

zero coupon due 11/15/2027 STRIPS	1,620,000	1,285,684
zero coupon due 02/15/2028 STRIPS	1,800,000	1,417,568
zero coupon due 05/15/2028 STRIPS	2,970,000	2,325,347
zero coupon due 08/15/2028 STRIPS	1,440,000	1,119,835
zero coupon due 11/15/2028 STRIPS	1,260,000	973,281
zero coupon due 02/15/2029 STRIPS	1,800,000	1,380,213
zero coupon due 05/15/2029 STRIPS	1,260,000	958,966
zero coupon due 08/15/2029 STRIPS	2,070,000	1,567,158
zero coupon due 11/15/2029 STRIPS	4,210,000	3,160,081
zero coupon due 02/15/2030 STRIPS	3,330,000	2,479,591
zero coupon due 05/15/2030 STRIPS	2,700,000	1,995,316
zero coupon due 08/15/2030 STRIPS	2,660,000	1,954,079
zero coupon due 11/15/2030 STRIPS	810,000	589,960
zero coupon due 02/15/2031 STRIPS	1,260,000	915,037
zero coupon due 05/15/2031 STRIPS	2,520,000	1,810,161
zero coupon due 11/15/2031 STRIPS	2,440,000	1,726,588
zero coupon due 02/15/2032 STRIPS	2,490,000	1,749,643
zero coupon due 05/15/2032 STRIPS	5,010,000	3,485,402
zero coupon due 08/15/2032 STRIPS	2,800,000	1,935,450
zero coupon due 11/15/2032 STRIPS	2,770,000	1,901,960
zero coupon due 02/15/2033 STRIPS	490,000	333,505
zero coupon due 05/15/2033 STRIPS	2,200,000	1,487,358
zero coupon due 08/15/2033 STRIPS	630,000	421,960
zero coupon due 11/15/2033 STRIPS	5,725,000	3,802,385
zero coupon due 02/15/2034 STRIPS	965,000	635,867
zero coupon due 05/15/2034 STRIPS	7,360,000	4,803,099
zero coupon due 08/15/2034 STRIPS	540,000	349,145
zero coupon due 11/15/2034 STRIPS	630,000	403,385
zero coupon due 02/15/2035 STRIPS	540,000	343,566
zero coupon due 05/15/2035 STRIPS	990,000	626,120
1.75% due 01/15/2028 TIPS(8)	1,345,079	1,560,539
2.50% due 01/15/2029 TIPS(8)	4,273,982	5,367,869
2.88% due 05/15/2043	17,700,000	18,788,267
3.50% due 02/15/2039	3,110,000	3,699,199
3.88% due 08/15/2040	2,200,000	2,752,235
4.25% due 05/15/2039	270,000	355,946
4.25% due 11/15/2040	400,000	528,375
4.38% due 02/15/2038	1,000,000	1,344,727
4.38% due 11/15/2039	2,200,000	2,949,118
4.38% due 05/15/2040	1,700,000	2,281,254
4.50% due 02/15/2036	9,284,000	12,622,972
4.50% due 05/15/2038	450,000	615,322
4.50% due 08/15/2039	450,000	613,055
5.00% due 05/15/2037	2,000,000	2,893,046
5.25% due 11/15/2028	90,000	121,750

		202,814,365

United States Treasury Notes — 12.4%
0.13% due 04/15/2018 TIPS(8)	750,168	757,325
0.13% due 01/15/2022 TIPS(8)	4,128,786	4,210,193
0.75% due 02/28/2018	16,000,000	15,995,632
0.88% due 12/31/2016	34,537,000	34,571,572
0.88% due 07/31/2019	395,000	393,889
1.00% due 12/15/2017	5,500,000	5,515,466
1.00% due 06/30/2019	775,000	775,787
1.25% due 10/31/2018	18,000,000	18,127,260
1.38% due 02/28/2019	2,700,000	2,727,526
1.38% due 01/15/2020 TIPS(8)	2,027,043	2,149,578
1.50% due 08/31/2018	1,260,000	1,274,470
1.63% due 06/30/2019	34,633,000	35,224,185
1.63% due 12/31/2019	25,000,000	25,446,300
1.75% due 09/30/2022	500,000	506,895
1.75% due 05/15/2023	500,000	505,254
2.00% due 02/28/2021	540,000	556,580
2.00% due 10/31/2021	9,500,000	9,792,049
2.00% due 07/31/2022	3,450,000	3,548,246
2.13% due 06/30/2022	1,000,000	1,035,547
2.38% due 08/15/2024	1,500,000	1,574,472
2.63% due 08/15/2020	12,000,000	12,641,256
2.63% due 11/15/2020	270,000	284,924
2.75% due 05/31/2017	2,550,000	2,581,577
2.75% due 02/28/2018	1,050,000	1,077,029
2.75% due 02/15/2019(12)	56,202,000	58,533,484
2.75% due 02/15/2024	500,000	538,086
3.13% due 05/15/2019	1,980,000	2,087,817
3.50% due 02/15/2018	1,590,000	1,645,028
4.50% due 05/15/2017	1,590,000	1,623,539

		245,700,966

Total U.S. Government Treasuries (cost $446,119,443)		448,515,331

MUNICIPAL BONDS & NOTES — 0.7%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	260,402
State of California General Obligation Bonds 5.00% due 08/01/2027	4,695,000	5,879,596
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	530,611
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,242,267
State of Illinois General Obligation Bonds 5.65% due 12/01/2038	2,075,000	2,217,739
State of Illinois General Obligation Bonds 5.75% due 01/01/2037	315,000	329,238

Total Municipal Bonds & Notes (cost $13,228,515)		13,459,853

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	487,250

Regional Authority — 0.0%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	699,588

Sovereign — 0.3%
Israel Government AID Government Guar. Bonds Series 1 zero coupon due 11/01/2024	380,000	317,360
Israel Government AID Government Guar. Bonds Series 2 zero coupon due 11/01/2024	1,350,000	1,127,465
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	335,980
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	212,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	68,580
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,326,780
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	211,400
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,077,300

		4,676,865

Total Foreign Government Obligations (cost $5,870,220)		5,863,703

LOANS — 0.1%
Finance-Other Services — 0.1%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 08/11/2022(2)(5)(9)(10)(11) (cost $1,475,149)	1,513,729	1,482,183

OPTIONS—PURCHASED — 0.0%
Put Options - Purchased(15) (cost $314,631)	2,322	214,785

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
BPCE SA FRS 12.5% due 09/30/2019(14)	1,600,000	2,021,312

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(14)	2,078,000	2,171,011
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(14)	2,200,000	2,387,000
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(14)	1,852,000	1,699,210
Royal Bank of Scotland Group PLC FRS 8.00% due 08/10/2025(14)	531,000	504,450

		6,761,671

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. FRS 4.00% due 07/24/2026(14)	316,000	316,395

Total Preferred Securities/Capital Securities (cost $9,005,305)		9,099,378

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,972,809,594)		1,987,097,022

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.2%
GE Capital Treasury Services US LLC 0.35% due 11/01/2016	3,345,000	3,345,000

Registered Investment Companies — 0.2%
State Street Institutional Liquid Reserves Fund Trust Class 0.09%(6)	3,709,008	3,709,379

U.S. Government Agencies — 0.0%
Federal Home Loan Bank Disc. Notes 0.15% due 11/01/2016	150,000	150,000

Total Short-Term Investment Securities (cost $7,204,379)		7,204,379

TOTAL INVESTMENTS (cost $1,980,013,973)(13)	100.9%	1,994,301,401
Liabilities in excess of other assets	(0.9)	(18,367,019)

NET ASSETS	100.0%	$1,975,934,382

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $282,229,279 representing 14.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Illiquid security. At October 31, 2016, the aggregate value of these securities was $41,126,276 representing 2.1% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Collateralized Loan Obligation

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(6)	The rate shown is the 7-day yield as of October 31, 2016.

(7)	Interest Only

(8)	Principal amount of security is adjusted for inflation.

(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior loan.

(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)	See Note 4 for cost of investments on a tax basis.

(14)	Perpetual maturity—maturity date reflects the next call date.

(15)	Purchased Options:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
ishares iboxx High Yield Corporate Bond	January 2017	$83.00	2,322	$314,631	$214,785	$(99,846)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
300	Long	U.S. Treasury 5YR Notes	December 2016	$36,420,590	$36,239,063	$(181,527)
55	Long	U.S. Treasury Long Bonds	December 2016	9,025,359	8,949,531	(75,828)
3	Short	U.S. Treasury Ultra Bonds	December 2016	532,958	527,813	5,145
170	Short	U.S. Treasury 10YR Ultra Notes	December 2016	24,290,164	24,057,656	232,508

						$(19,702)

ACES — Alternative Credit Enhancement Securities

BTL — Bank Term Loan

STRIPS — Separate Trading of Registered Interest and Principal Securities

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Company

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$259,394,174	$4,395,385	$263,789,559
U.S. Corporate Bonds & Notes:
Electric-Integrated	—	32,174,708	115,595	32,290,303
Finance-Auto Loans	—	—	18,564,824	18,564,824
Transport-Rail	—	3,173,688	368,328	3,542,016
Other Industries	—	499,015,281	—	499,015,281
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	27,143	27,143
Other Industries	—	133,393,417	—	133,393,417
U.S. Government Agencies	—	557,839,246	—	557,839,246
U.S. Government Treasuries	—	448,515,331	—	448,515,331
Municipal Bonds & Notes	—	13,459,853	—	13,459,853
Foreign Government Obligations	—	5,863,703	—	5,863,703
Loans	—	—	1,482,183	1,482,183
Options - Purchased	214,785	—	—	214,785
Preferred Securities/Capital Securities	—	9,099,378	—	9,099,378
Warrants	—	—	0	0
Short-Term Investment Securities:
Commerical Paper	—	3,345,000	—	3,345,000
Registered Investment Companies	3,709,379	—	—	3,709,379
U.S. Government Agencies	—	150,000	—	150,000

Total Investments at Value	$3,924,164	$1,965,423,779	$24,953,458	$1,994,301,401

ASSETS
Other Financial Instruments:+
Futures Contracts	$237,653	$—	$—	$237,653

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$257,355	$—	$—	$257,355

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2016	$7,936,906	$18,592,097	$27,868	$957,790	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	5,190	—
Realized Gain	3,826	—	16,540	30,452	—
Realized Loss	—	—	—	—	—
Change in unrealized appreciation(1)	23,608	—	55,117	6,773	—
Change in unrealized depreciation(1)	(2,458)	(27,273)	—	—	—
Net Purchases	1,212,940	115,595	—	1,275,818	—
Net Sales	(2,018,101)	—	(72,382)	(793,840)	—
Transfers into Level 3	1,834,230	368,328	—	—	—
Transfers out of Level 3	(4,595,566)	—	—	—	—

Balance as of 10/31/2016	$4,395,385	$19,048,747	$27,143	$1,482,183	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2016 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
$16,069	$(27,273)	$55,117	$6,773	$0

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 10/31/2016(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Asset Backed Securities	$1,212,940	Market Approach	Purchase Price	$99.99 - $100.00 ($99.995)
U.S. Corporate Bonds & Notes	$18,564,824	Market Approach	Benchmark Base Price	$98.94
U.S. Corporate Bonds & Notes	$115,595	Market Approach	Purchase Price	$99.65
Foreign Corporate Bonds & Notes	$27,143	Income Approach	Future Cash Flows*	$0.00-$3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $5,032,956 at October 31, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

Portfolio of Investments — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.1%
Aerospace/Defense — 0.7%
Northrop Grumman Corp.	7,244	$1,658,876

Aerospace/Defense-Equipment — 0.1%
Curtiss-Wright Corp.	1,500	134,430

Agricultural Chemicals — 0.1%
Mosaic Co.	5,551	130,615

Airlines — 1.2%
Copa Holdings SA, Class A	5,100	470,373
Delta Air Lines, Inc.	33,885	1,415,376
Southwest Airlines Co.	3,645	145,982
United Continental Holdings, Inc.†	12,603	708,667

		2,740,398

Apparel Manufacturers — 0.0%
Michael Kors Holdings, Ltd.†	464	23,562

Applications Software — 2.3%
Microsoft Corp.	76,474	4,582,322
Nuance Communications, Inc.†	31,900	447,238

		5,029,560

Audio/Video Products — 0.1%
Harman International Industries, Inc.	3,546	282,652

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	12,100	142,054
General Motors Co.	59,241	1,872,016

		2,014,070

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	6,248	343,140

Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	6,390	415,797

Banks-Commercial — 0.1%
Regions Financial Corp.	13,400	143,514
SVB Financial Group†	562	68,716
Zions Bancorporation	2,277	73,342

		285,572

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	3,268	141,406

Banks-Super Regional — 1.7%
Capital One Financial Corp.	7,824	579,289
KeyCorp	28,020	395,642
PNC Financial Services Group, Inc.	3,400	325,040
Wells Fargo & Co.	52,441	2,412,811

		3,712,782

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	10,300	479,053

Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	12,884	1,381,165

Brewery — 0.2%
Molson Coors Brewing Co., Class B	4,980	516,974

Building Products-Cement — 0.1%
Vulcan Materials Co.	2,508	283,906

Building Products-Wood — 0.2%
Masco Corp.	17,267	533,205

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	20,870	601,682
NVR, Inc.†	150	228,450
Toll Brothers, Inc.†	6,010	164,914

		995,046

Cable/Satellite TV — 0.8%
Charter Communications, Inc. Class A†	1,687	421,564
Comcast Corp., Class A	14,147	874,568
DISH Network Corp., Class A†	6,934	406,055

		1,702,187

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,971	197,478

Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours & Co.	8,393	577,355
Eastman Chemical Co.	5,652	406,435

		983,790

Chemicals-Specialty — 0.1%
Cabot Corp.	2,500	130,350

Commercial Services — 0.1%
Quanta Services, Inc.†	5,700	163,875

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc.†	2,537	105,691
Western Union Co.	6,400	128,448

		234,139

Computer Services — 0.8%
Accenture PLC, Class A	5,071	589,453
Computer Sciences Corp.	10,100	549,945
Hewlett Packard Enterprise Co.	27,700	622,419

		1,761,817

Computers — 1.9%
Apple, Inc.	32,781	3,721,955
HP, Inc.	32,590	472,229

		4,194,184

Computers-Integrated Systems — 0.1%
NCR Corp.†	7,000	245,350

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,863	327,556

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	4,494	243,800

Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc.†	1,900	83,125
WestRock Co.	2,858	132,011

		215,136

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	2,361	204,935

Cruise Lines — 0.3%
Carnival Corp.	3,600	176,760
Royal Caribbean Cruises, Ltd.	5,314	408,487

		585,247

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	6,880	508,570

Decision Support Software — 0.2%
MSCI, Inc.	5,900	473,121

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	4,300	369,456

Diagnostic Equipment — 0.1%
Abbott Laboratories	6,455	253,294

Distribution/Wholesale — 0.2%
WESCO International, Inc.†	6,431	348,560

Diversified Banking Institutions — 3.1%
Bank of America Corp.	97,800	1,613,700
Citigroup, Inc.	58,304	2,865,642
Goldman Sachs Group, Inc.	6,001	1,069,618
Morgan Stanley	43,093	1,446,632

		6,995,592

Diversified Manufacturing Operations — 1.1%
General Electric Co.	32,613	949,038
Illinois Tool Works, Inc.	8,400	953,988
Parker-Hannifin Corp.	4,200	515,550

		2,418,576

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	2,025	1,599,385
eBay, Inc.†	43,600	1,243,036

		2,842,421

Electric-Integrated — 1.4%
AES Corp.	43,400	510,818
CMS Energy Corp.	1,855	78,188
Edison International	15,931	1,170,610
Exelon Corp.	502	17,103
MDU Resources Group, Inc.	9,530	249,781
NextEra Energy, Inc.	4,115	526,720
PG&E Corp.	6,781	421,236
Xcel Energy, Inc.	3,660	152,073

		3,126,529

Electronic Components-Misc. — 0.2%
Corning, Inc.	22,800	517,788

Electronic Components-Semiconductors — 1.0%
Broadcom, Ltd.	7,902	1,345,552
Skyworks Solutions, Inc.	1,023	78,710
Texas Instruments, Inc.	11,807	836,526

		2,260,788

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	2,022	127,123

Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,425	475,732

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,902	126,440

Electronic Security Devices — 0.1%
Allegion PLC	5,246	334,905

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	448	61,349

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.†	6,400	330,112

Enterprise Software/Service — 0.6%
Donnelley Financial Solutions, Inc.†	675	14,479
Oracle Corp.	30,900	1,187,178
SYNNEX Corp.	651	66,753
Workday, Inc., Class A†	1,554	134,701

		1,403,111

Entertainment Software — 0.5%
Activision Blizzard, Inc.	14,000	604,380
Take-Two Interactive Software, Inc.†	11,700	519,363

		1,123,743

Finance-Credit Card — 1.7%
Discover Financial Services	15,071	848,949
MasterCard, Inc., Class A	6,831	731,054
Visa, Inc., Class A	27,733	2,288,250

		3,868,253

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,346	391,368

Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	3,066	829,016

Food-Confectionery — 0.1%
J.M. Smucker Co.	1,700	223,227

Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,700	129,591

Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	19,700	1,395,745

Food-Misc./Diversified — 0.5%
Ingredion, Inc.	3,900	511,563
Mondelez International, Inc., Class A	15,235	684,661

		1,196,224

Food-Retail — 0.1%
Kroger Co.	5,996	185,756

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	13,300	381,976

Gas-Distribution — 0.2%
UGI Corp.	12,100	560,109

Gold Mining — 0.2%
Newmont Mining Corp.	13,200	488,928

Instruments-Controls — 0.7%
Honeywell International, Inc.	14,146	1,551,533

Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	7,067	340,841
Marsh & McLennan Cos., Inc.	5,853	371,022

		711,863

Insurance-Life/Health — 0.3%
Lincoln National Corp.	6,200	304,358
Prudential Financial, Inc.	3,600	305,244

		609,602

Insurance-Multi-line — 1.3%
Allstate Corp.	11,000	746,900
Chubb, Ltd.	11,843	1,504,061
MetLife, Inc.	13,348	626,822
Voya Financial, Inc.	2,200	67,210

		2,944,993

Insurance-Property/Casualty — 0.3%
Travelers Cos., Inc.	4,400	475,992
XL Group, Ltd.	3,813	132,311

		608,303

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	3,700	178,525
Everest Re Group, Ltd.	2,600	529,152

		707,677

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	8,121	1,063,770

Internet Security — 0.2%
VeriSign, Inc.†	5,800	487,316

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	500	44,195
BlackRock, Inc.	295	100,666

		144,861

Medical Instruments — 0.2%
Boston Scientific Corp.†	18,418	405,196

Medical Products — 0.2%
Baxter International, Inc.	10,000	475,900

Medical-Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	3,526	460,143
Amgen, Inc.	10,900	1,538,644
Biogen, Inc.†	2,117	593,141
BioMarin Pharmaceutical, Inc.†	2,021	162,731
Celgene Corp.†	3,336	340,872
Gilead Sciences, Inc.	23,260	1,712,634
Illumina, Inc.†	1,672	227,626
Vertex Pharmaceuticals, Inc.†	4,359	330,674

		5,366,465

Medical-Drugs — 2.5%
Allergan PLC†	4,950	1,034,253
Bristol-Myers Squibb Co.	9,477	482,474
Eli Lilly & Co.	7,229	533,789
Johnson & Johnson	10,100	1,171,499
Merck & Co., Inc.	11,123	653,143
Pfizer, Inc.	52,308	1,658,687

		5,533,845

Medical-HMO — 2.3%
Aetna, Inc.	8,785	943,070
Anthem, Inc.	6,100	743,346
Humana, Inc.	4,812	825,402
UnitedHealth Group, Inc.	14,059	1,986,958
WellCare Health Plans, Inc.†	4,860	551,659

		5,050,435

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,100	237,243

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	3,300	203,445

Multimedia — 1.3%
Time Warner, Inc.	11,036	982,094
Twenty-First Century Fox, Inc., Class A	42,027	1,104,049
Twenty-First Century Fox, Inc., Class B	7,230	190,800
Walt Disney Co.	6,941	643,361

		2,920,304

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,100	126,664

Oil & Gas Drilling — 0.0%
Seadrill, Ltd.†	32,398	69,008

Oil Companies-Exploration & Production — 2.4%
Apache Corp.	4,300	255,764
Cabot Oil & Gas Corp.	1,598	33,366
Cimarex Energy Co.	1,500	193,695
Concho Resources, Inc.†	2,035	258,323
Denbury Resources, Inc.†	32,000	76,480
Diamondback Energy, Inc.†	2,321	211,884
EOG Resources, Inc.	11,703	1,058,185
EQT Corp.	6,549	432,234
Hess Corp.	2,100	100,737
Marathon Oil Corp.	47,500	626,050
Occidental Petroleum Corp.	16,607	1,210,817
Pioneer Natural Resources Co.	5,120	916,583
Range Resources Corp.	957	32,337
Southwestern Energy Co.†	3,198	33,227

		5,439,682

Oil Field Machinery & Equipment — 0.3%
FMC Technologies, Inc.†	18,900	609,903

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	1,900	82,821
Tesoro Corp.	3,100	263,407
Valero Energy Corp.	23,672	1,402,329

		1,748,557

Oil-Field Services — 0.8%
Baker Hughes, Inc.	9,000	498,600
Schlumberger, Ltd.	16,112	1,260,442

		1,759,042

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	18,800	1,267,120

Poultry — 0.2%
Pilgrim’s Pride Corp.	20,800	454,272

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	1,700	30,175

Real Estate Investment Trusts — 1.0%
American Tower Corp.	12,100	1,417,999
AvalonBay Communities, Inc.	1,176	201,307
DuPont Fabros Technology, Inc.	6,200	253,022
Equity Commonwealth†	5,700	172,197
Kimco Realty Corp.	2,311	61,496
Public Storage	400	85,488
VEREIT, Inc.	13,700	128,780

		2,320,289

Rental Auto/Equipment — 0.2%
United Rentals, Inc.†	5,047	381,856

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	6,200	464,628
PVH Corp.	4,600	492,108

		956,736

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	200	52,888

Retail-Building Products — 1.5%
Home Depot, Inc.	8,361	1,020,125
Lowe’s Cos., Inc.	34,238	2,281,963

		3,302,088

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	14,865	578,397

Retail-Discount — 0.7%
Costco Wholesale Corp.	886	131,013
Wal-Mart Stores, Inc.	21,200	1,484,424

		1,615,437

Retail-Drug Store — 0.2%
CVS Health Corp.	2,400	201,840
Walgreens Boots Alliance, Inc.	3,500	289,555

		491,395

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	6,109	450,539

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	8,900	389,375

Retail-Restaurants — 0.6%
McDonald’s Corp.	4,400	495,308
Restaurant Brands International, Inc.	12,111	538,576
Starbucks Corp.	6,085	322,931

		1,356,815

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	10,086	646,513
NXP Semiconductors NV†	2,914	291,400
QUALCOMM, Inc.	10,738	737,915

		1,675,828

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	42,000	1,221,360
Lam Research Corp.	8,258	799,870

		2,021,230

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,900	306,584

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,000	383,850

Steel-Producers — 0.5%
Nucor Corp.	9,900	483,615
Steel Dynamics, Inc.	21,200	582,152
United States Steel Corp.	3,826	73,995

		1,139,762

Telephone-Integrated — 1.0%
AT&T, Inc.	26,541	976,443
CenturyLink, Inc.	2,334	62,038
Verizon Communications, Inc.	26,050	1,253,005

		2,291,486

Tobacco — 0.2%
Reynolds American, Inc.	6,296	346,784

Tools-Hand Held — 0.4%
Snap-on, Inc.	1,012	155,949
Stanley Black & Decker, Inc.	6,586	749,750

		905,699

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	1,613	230,594
Union Pacific Corp.	2,986	263,306

		493,900

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	6,300	382,284

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	1,624	1,315,278
Alphabet, Inc., Class C†	2,186	1,715,004

		3,030,282

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	500	36,290

X-Ray Equipment — 0.1%
Hologic, Inc.†	3,800	136,838

Total Common Stocks (cost $121,673,896)		131,613,262

ASSET BACKED SECURITIES — 7.5%
Diversified Financial Services — 7.5%
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(1)	$250,000	250,483
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.73% due 07/20/2046(2)	273,883	175,929
Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	297,191	249,032
Avenue of Americas Series 2015-1177, Class A 2.96% due 12/13/2029*(1)	140,000	145,259
Banc of America Commercial Mtg. Trust Series 2007-5, Class A1A 5.36% due 02/10/2051(1)	385,766	395,475
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(1)	439,000	437,111
Banc of America Commercial Mtg. Trust VRS Series 2007-2, Class AM 5.65% due 04/10/2049(1)	225,000	227,459
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AJ 5.67% due 05/10/2045(1)	29,384	29,356
Banc of America Mtg. Securities Trust FRS Series 2003-F, Class 2A1 3.25% due 07/25/2033(2)	69,259	69,330
Banc of America Mtg. Securities Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	4,306	4,328

Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(1)	20,519	20,509
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(1)	55,000	54,947
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(1)	344,514	352,250
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.72% due 06/11/2040(1)	285,000	290,829
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.89% due 06/11/2050(1)	475,000	485,257
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.91% due 09/11/2042(1)	260,000	262,441
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,285
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	70,285
CarMax Auto Owner Trust Seies 2016-2, Class A2A 1.24% due 06/17/2019	810,000	810,880
CGGS Commercial Mtg. Trust FRS Series 2016-RNDB, Class AFL 2.18% due 02/15/2033*(1)	88,480	88,841
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	205,000	208,352
Chrysler Capital Auto Receivables Trust Series 2016-A, Class A2 1.47% due 04/15/2019*	266,000	266,436
Citigroup Commercial Mtg. Trust Series 2016-P5, Class AS 3.40% due 10/10/2049(1)	130,400	132,212
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(1)	55,000	59,548
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.86% due 01/25/2036	75,645	75,598
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.91% due 12/25/2033	52,259	51,353
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	155,059	116,570
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	380,000	382,612
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(1)	160,000	160,604
Citigroup/Deutsche Bank Commericial Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(1)	265,000	273,359
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	138,623	119,001
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.68% due 05/17/2031*	93,411	93,603
COMM Mtg. Trust Series 2016-GCT, Class A 2.68% due 08/10/2029*(1)	200,000	204,939
COMM Mtg. Trust Series 2016-COR1, ClassA4 3.09% due 10/10/2049(1)	185,000	188,969
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(1)	100,000	102,466
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(1)	225,000	249,756
COMM Mtg. Trust VRS Series 2014-CR15, Class C 4.76% due 02/10/2047(1)	200,000	210,558
COMM Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(1)	222,418	222,273
COMM Mtg. Trust VRS Series 2007-C9, Class AM 5.65% due 12/10/2049(1)	365,000	373,210
COMM Mtg. Trust VRS Series 2007-C9, Class A4 5.81% due 12/10/2049(1)	199,264	202,730
Commercial Mtg. Trust Series 2007-GG9, Class AMFX 5.48% due 03/10/2039(1)	400,000	401,232
Core Industrial Trust Series 2015-TEXW,Class A 3.08% due 02/10/2034*(1)	245,000	255,710
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.43% due 10/25/2034	93,536	88,012
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	38,723	37,796
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 2.98% due 09/25/2034(2)	23,549	23,179

CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(1)	165,000	167,613
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.39% due 06/25/2034	191,906	184,839
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,559
Fremont Home Loan Trust FRS Series 2005-C, Class M1 1.01% due 07/25/2035	369,939	370,331
GS Mtg. Securities Corp. Trust FRS Series 2016-ICE2, Class A 2.46% due 02/15/2033*(1)	125,000	125,587
GS Mtg. Securities Trust Series 2006-GG8, Class AM 5.59% due 11/10/2039(1)	212,722	212,600
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.69% due 04/25/2036	254,274	156,431
GSAMP Trust FRS Series 2006-NC1, Class A2 0.71% due 02/25/2036	48,253	47,396
GSAMP Trust FRS Series 2005-SEA2, Class M1 1.05% due 01/25/2045*	115,000	112,449
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	147,233	151,071
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.92% due 07/15/2044(1)	205,000	208,955
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	377,768	351,301
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.16% due 09/15/2045(1)	620,000	644,616
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	23,501	22,890
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.39% due 07/25/2034	83,556	80,071
LSTAR Commercial Mtg. Trust VRS Series 2016-4, Class A1 1.82% due 03/10/2049*(1)	283,277	282,351
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.83% due 06/12/2050(1)	314,480	319,047
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2006-4, Class AM 5.20% due 12/12/2049(1)	4,699	4,696
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(1)	140,000	145,394
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	56,837
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	182,387
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(1)	145,000	150,389
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(1)	430,000	452,314
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	335,000	333,519
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(1)	430,033	440,295
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.05% due 12/12/2049(1)	475,000	492,442
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.79% due 08/12/2045*(1)	554,290	557,147
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.39% due 11/25/2034	32,959	29,837
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.16% due 05/25/2035	143,828	143,277
Park Place Securities, Inc. FRS Series 2015-WHQ1, Class M2 1.28% due 03/25/2035	7,689	7,690
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	153,103	154,712
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.90% due 08/25/2035	205,390	178,939
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.29% due 10/15/2044(1)	200,000	199,803
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(1)	24,817	24,794

Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.08% due 06/15/2045(1)	190,000	190,315
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	92,190	74,829
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.04% due 06/25/2035(2)	184,560	186,817
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	4,330	4,406
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	75,360	74,088
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	110,000	114,152

Total Asset Backed Securities (cost $17,648,676)		16,697,550

U.S. CORPORATE BONDS & NOTES — 10.0%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	55,570
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	40,268

		95,838

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	65,000	71,499

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	104,648
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	90,000	98,956

		203,604

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	40,016
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	291,982
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	403,870
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	202,308
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	275,000	278,597
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	104,690

		1,321,463

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Inc. Senior Notes 5.50% due 12/15/2024	60,000	62,100

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	266,497
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	45,147

		311,644

Banks-Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	139,831
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	205,000	203,593
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	42,999
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	60,000	68,564

		454,987

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	105,000	99,596

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	131,154
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	180,000	189,407
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	130,000	148,660

SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	200,583

		669,804

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	210,000	213,885

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	195,638
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	205,000	221,103
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	115,000	106,115
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	66,614
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	56,565
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	42,082
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	65,734
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	155,000	152,675

		906,526

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	110,000	127,325

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	106,425
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	70,000	69,300
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	200,000	200,500

		376,225

Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	30,000	26,250

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	170,465
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	45,000	46,696
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	41,400

		258,561

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	120,658
Apple, Inc. Senior Notes 3.45% due 02/09/2045	90,000	83,158
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	44,314
Apple, Inc. Senior Notes 3.85% due 08/04/2046	35,000	34,083
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	57,514
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	112,440
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	81,754

		533,921

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	60,000	69,300

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	103,500

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	113,850

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	105,000	103,408

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	75,000	74,821
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,498
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	303,199
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	105,000	110,509
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	123,191
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	67,751
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	97,332
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,642
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	145,000	144,660
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	85,000	86,421
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	95,000	98,915
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	10,436
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	153,134
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	73,753
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,936
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,327
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	105,000	106,121
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	188,752
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	127,170
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	125,553
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	38,494
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	32,413
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	131,785
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	86,337
Morgan Stanley Senior Notes 2.50% due 04/21/2021	115,000	115,910
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	261,190
Morgan Stanley Senior Notes 3.13% due 07/27/2026	50,000	49,762
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	116,361
Morgan Stanley Senior Notes 4.30% due 01/27/2045	45,000	47,123
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	120,979

		3,327,475

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	172,480
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	150,975

General Electric Co. Senior Notes 4.50% due 03/11/2044	140,000	157,454
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	41,769
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	41,672

		564,350

Electric-Distribution — 0.0%
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	44,029
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	50,277

		94,306

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	60,000	63,762

Electric-Integrated — 0.7%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	32,081
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	119,018
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	30,000	33,038
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	30,000	33,116
Consolidated Edison Co. of New York, Inc. Senior Notes 3.85% due 06/15/2046	35,000	35,496
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 12/01/2045	95,000	106,012
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	75,000	82,073
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	191,110
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	30,000	29,191
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	60,140
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	89,547
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	69,356
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	44,508
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	34,000	31,044
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	98,144
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	114,924
PacifiCorp 1st Mtg. Bonds 2.95% due 06/01/2023	120,000	124,766
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	30,345
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	131,960
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	103,162

		1,559,031

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	103,125
Intel Corp. Senior Notes 4.10% due 05/19/2046	45,000	46,296
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	97,500

		246,921

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	90,000	93,037
Oracle Corp. Senior Notes 2.40% due 09/15/2023	255,000	254,358
Oracle Corp. Senior Notes 4.00% due 07/15/2046	35,000	34,564
Oracle Corp. Senior Notes 4.50% due 07/08/2044	85,000	90,603

		472,562

Finance-Auto Loans — 0.1%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	100,000	101,000

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	115,000	116,255
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	112,411
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	41,694

		270,360

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	90,000	89,179

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	71,587

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	45,638
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	97,539

		143,177

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	93,375

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	26,249
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	80,000	79,699
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	54,855
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	30,145
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	76,935

		267,883

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 2.50% due 11/01/2026	115,000	113,399

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	90,834
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	217,259

		308,093

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	45,346
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	40,000	43,395
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	38,516
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	111,240
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	111,000	112,829

		351,326

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	101,555
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	20,492

		122,047

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	85,000	91,588

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	100,000	106,149

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	66,986

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	70,000	71,176

Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	62,021
Celgene Corp. Senior Notes 3.88% due 08/15/2025	100,000	104,760
Celgene Corp. Senior Notes 5.00% due 08/15/2045	35,000	37,553
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	195,000	192,804
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	20,000	21,597

		489,911

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	60,000	61,724
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	60,000	61,184
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	24,484
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	55,000	54,275
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	135,000	137,381
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	135,000	117,450

		456,498

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	85,000	85,300
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	35,000	35,514
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	52,206
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	45,298
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	46,163
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	28,944

		293,425

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	150,000	153,105
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	130,870
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	105,000	105,000

		388,975

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	86,722

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	181,618

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	57,403
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	70,000	72,461

		129,864

Oil Companies-Exploration & Production — 0.2%
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	105,000	117,788
Hess Corp. Senior Notes 4.30% due 04/01/2027	160,000	159,283
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	72,975
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	55,000	57,954
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	88,112

		496,112

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.10% due 05/16/2021	140,000	140,994

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	80,289

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	54,000	59,886
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	30,000	35,547
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	165,000	169,774
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	10,000	9,713
Phillips 66 Senior Notes 4.90% due 10/01/2046	20,000	19,856
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	25,000	24,839
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	35,100
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	50,451
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	15,405

		420,571

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	61,194
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	65,000	67,763

		128,957

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	116,504
American Tower Corp. Senior Notes 4.00% due 06/01/2025	130,000	136,603
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	60,000	62,250
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	130,000	114,075
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	95,000	94,206
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	30,727
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	206,265
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	46,013
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,969

		814,612

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	100,000	99,000
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	102,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	30,750
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	66,950
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	160,000	170,141

		469,591

Retail-Bedding — 0.0%
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	80,000	83,104

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	50,000	46,455

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	147,000	149,517
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	45,000	44,668

CVS Health Corp. Senior Notes 3.88% due 07/20/2025	58,000	61,892
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	67,297	85,454
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	105,167

		446,698

Retail-Pet Food & Supplies — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	104,625

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	35,000	39,183

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	50,828

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	90,000	94,500

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	10,000	9,967
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	180,000	185,322
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	275,000	253,200
AT&T, Inc. Senior Notes 4.50% due 03/09/2048*	50,000	46,895
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	41,100
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	80,800
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	76,125
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	84,000	76,876
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	55,000	52,507
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	100,438
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	193,000	204,421
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	190,000	188,337

		1,315,988

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	60,750

Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,075

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	66,868
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	35,000	34,457
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	51,939
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	39,521
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,125
Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	50,000	52,420
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	100,000	109,769
Reynolds American, Inc. Company Guar. Notes 5.70% due 08/15/2035	40,000	48,364

		408,463

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	73,456
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	117,488

Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	33,181
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	25,000	28,975

		253,100

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	102,625

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	60,000	61,350

Total U.S. Corporate Bonds & Notes (cost $21,783,414)		22,353,725

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Banks-Commercial — 0.8%
Bank of Montreal Senior Notes 1.90% due 08/27/2021	205,000	202,747
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	207,046
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	259,352
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	363,216
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	257,212
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	200,492
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	202,707
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,192

		1,893,964

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.13% due 11/16/2018	510,000	510,152

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	68,992

Diversified Banking Institutions — 0.2%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	251,774
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	254,243

		506,017

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	243,806

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	57,341

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	200,000	198,016

Industrial Gases — 0.1%
Air Liquide Finance SA Company Guar. Notes 1.75% due 09/27/2021*	200,000	197,461

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	263,917

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	103,264
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	185,000	181,665
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	140,000	137,766
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	30,000	29,176

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	129,937

		581,808

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	155,730
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	95,000	98,592
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	36,138
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	35,000	37,030
Mylan NV Company Guar. Notes 3.95% due 06/15/2026*	140,000	139,639

		467,129

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	130,625

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	115,000	117,301
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	28,875

		146,176

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	80,000	83,468
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	125,534
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	200,000	225,300
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	211,750
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	54,000	51,407
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	130,000	128,835
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	90,890

		917,184

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	170,000	128,881

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	208,000

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	53,000

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	235,837

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	97,353
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	50,000	53,647

		151,000

Total Foreign Corporate Bonds & Notes (cost $6,980,980)		6,959,306

U.S. GOVERNMENT AGENCIES — 13.7%
Federal Home Loan Mtg. Corp. — 2.3%
3.00% due 08/01/2043	151,734	156,560
3.00% due 08/01/2046	1,031,988	1,063,326
3.00% due November 30 TBA	180,000	185,305
3.50% due 02/01/2030	275,754	294,143
3.50% due 03/01/2031	244,505	261,948
3.50% due 04/01/2031	114,885	122,763
3.50% due 05/01/2031	75,681	81,132
3.50% due 05/01/2042	100,738	106,225
3.50% due 08/01/2042	43,906	46,229
3.50% due 09/01/2044	70,663	75,297
3.50% due 01/01/2045	89,004	94,850
3.50% due 05/01/2045	154,679	164,839
3.50% due 07/01/2045	162,154	171,971
3.50% due November 30 TBA	1,010,000	1,059,987
4.00% due 02/01/2046	918,908	982,600
4.00% due 03/01/2046	18,207	19,487
4.00% due November 30 TBA	10,000	10,698

4.50% due 10/01/2019	20,036	20,579
5.00% due 03/01/2019	4,879	5,047
5.50% due 07/01/2034	41,027	46,739
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(2)(3)	56,436	5,283
Series 4097, Class CI
3.00% due 08/15/2027(2)(3)	170,400	15,658
Series 4097, Class HI
3.00% due 08/15/2027(2)(3)	369,411	39,156
Series 4146, Class AI
3.00% due 12/15/2027(2)(3)	91,774	8,768
Series 4207, Class JI
3.00% due 05/15/2028(2)(3)	443,018	43,486
Series 4323, Class IW
3.50% due 04/15/2028(2)(3)	190,979	18,383
Series 2016-4570, Class ST
5.47% due 04/15/2046 FRS(2)(3)	470,681	119,314

		5,219,773

Federal National Mtg. Assoc. — 8.1%
1.88% due 09/24/2026	815,000	794,598
2.50% due 10/01/2031	550,000	566,411
2.50% due November 15 TBA	40,000	41,159
3.00% due 05/01/2027	40,209	42,248
3.00% due 06/01/2027	43,331	45,520
3.00% due 12/01/2030	183,348	192,580
3.00% due 01/01/2031	386,828	405,755
3.00% due 05/01/2043	334,032	345,262
3.00% due 07/01/2043	1,040,113	1,073,037
3.00% due 12/01/2043	560,262	578,028
3.00% due November 15 TBA	450,000	470,918
3.00% due November 30 TBA	3,679,000	3,787,645
3.10% due 01/01/2026	230,000	243,199
3.50% due 09/01/2030	206,844	221,370
3.50% due 11/01/2030	59,631	63,279
3.50% due 12/01/2030	99,404	105,653
3.50% due 01/01/2031	231,131	247,462
3.50% due 02/01/2031	56,099	59,947
3.50% due 03/01/2031	142,360	152,658
3.50% due 03/01/2042	17,850	18,946
3.50% due 08/01/2042	103,382	109,234
3.50% due 09/01/2042	38,229	40,578
3.50% due 10/01/2042	34,788	36,532
3.50% due 12/01/2042	133,340	140,646
3.50% due 02/01/2043	109,662	116,336
3.50% due 08/01/2044	608,814	644,186
3.50% due 03/01/2045	174,503	185,049
3.50% due 07/01/2045	310,806	329,570
3.50% due 08/01/2045	535,632	566,349
3.50% due November 30 TBA	650,000	682,398
4.00% due 12/01/2041	299,288	324,822
4.00% due 03/01/2042	1,146,094	1,241,328
4.00% due 12/01/2042	160,795	172,613
4.00% due 04/01/2043	48,313	52,440
4.00% due 04/01/2046	18,777	20,288
4.50% due 09/01/2041	196,045	214,585
4.50% due 06/01/2044	874,748	957,886
5.00% due 03/01/2018	4,615	4,732
5.00% due 04/01/2018	1,753	1,797
5.00% due 07/01/2018	5,769	5,916
5.00% due 08/01/2018	2,274	2,331
5.00% due 06/01/2019	8,604	8,856
5.00% due 08/01/2035	96,352	106,920
5.00% due 09/01/2041	188,883	209,892
5.00% due November 30 TBA	280,000	310,086
5.50% due 10/01/2017	5,978	6,015
5.50% due 11/01/2017	1,526	1,534
5.50% due 04/01/2037	304,684	346,428
6.00% due 08/01/2017	1,090	1,092
6.50% due 10/01/2039	31,024	35,777
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(2)(3)	309,155	28,207
Series 2012-144, Class EI
3.00% due 01/25/2028(2)(3)	76,476	6,861
Series 2012-145, Class EI
3.00% due 01/25/2028(2)(3)	157,884	15,651
Series 2012-150, Class BI
3.00% due 01/25/2028(2)(3)	185,764	17,865
Series 2013-10, Class YI
3.00% due 02/25/2028(2)(3)	147,020	13,926
Series 2013-9, Class IO
3.00% due 02/25/2028(2)(3)	65,633	6,284
Series 2013-15, Class QI
3.00% due 03/25/2028(2)(3)	63,709	6,160
Series 2014-25, Class E
3.00% due 04/25/2040(2)	251,657	261,613
Series 2014-61, Class HK
3.00% due 10/25/2040(2)	226,478	234,904
Series 2015-46, Class BA
3.00% due 05/25/2041(2)	305,024	317,831
Series 2014-13, Class KI
3.50% due 03/25/2029(2)(3)	264,514	29,453
Series 2015-55, Class E
3.50% due 10/25/2041(2)	379,066	397,980
Series 2010-116, Class BI
5.00% due 08/25/2020(2)(3)	61,545	3,098
Series 2011-3, Class KA
5.00% due 04/25/2040(2)	37,357	40,643
Series 2016-38, Class SA
5.47% due 06/25/2046 FRS(2)(3)	503,203	127,899
Series 2016-63, Class AS
5.47% due 09/25/2046 FRS(2)(3)	391,507	103,751

		17,944,017

Government National Mtg. Assoc. — 3.1%
3.00% due 10/20/2046	1,610,000	1,679,339
3.00% due November 30 TBA	100,000	104,156
3.50% due 01/20/2043	1,347,775	1,435,420
3.50% due 05/20/2043	683,239	727,444
3.50% due 04/20/2046	75,094	79,595
3.50% due 05/20/2046	66,887	70,898

4.00% due 01/20/2046	639,263	684,935
4.00% due 03/20/2046	327,565	350,990
4.00% due 06/20/2046	114,152	122,463
4.00% due November 30 TBA	60,000	64,269
4.50% due 05/15/2039	48,978	54,623
4.50% due 07/15/2040	6,127	6,748
4.50% due 07/20/2040	25,015	27,599
4.50% due 10/20/2040	149,178	164,597
4.50% due 08/20/2045	121,015	130,600
5.00% due 10/20/2039	106,574	118,938
5.00% due 06/15/2040	137,074	153,688
5.00% due 07/20/2040	53,434	59,288
5.50% due 01/15/2034	177,426	200,661
7.50% due 01/15/2032	40,745	50,309
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(2)	88,405	92,312
Series 2010-116, Class HB
4.00% due 09/20/2040(2)	328,858	351,419
Series 2005-C, Class M1
5.67% due 10/20/2045 FRS(2)(3)	405,000	104,181

		6,834,472

Tennessee Valley Authority — 0.2%
4.25% due 09/15/2065	150,000	169,315
4.65% due 06/15/2035	248,000	304,761

		474,076

Total U.S. Government Agencies (cost $30,345,455)		30,472,338

U.S. GOVERNMENT TREASURIES — 3.9%
United States Treasury Bonds — 1.0%
1.38% due 02/15/2044 TIPS(4)	116,775	135,262
2.25% due 08/15/2046	108,000	100,444
2.50% due 02/15/2045	307,500	302,143
2.50% due 02/15/2046	44,000	43,173
2.50% due 05/15/2046	180,000	176,702
2.88% due 08/15/2045	37,000	39,208
3.00% due 05/15/2045	765,000	830,503
3.00% due 11/15/2045	164,400	178,490
4.50% due 02/15/2036	410,000	557,456

		2,363,381

United States Treasury Notes — 2.9%
0.13% due 07/15/2026 TIPS(4)	904,302	906,768
0.75% due 04/15/2018	852,500	851,967
0.88% due 10/15/2018	1,430,000	1,429,889
0.88% due 06/15/2019	312,000	311,293
1.13% due 06/30/2021	1,507,000	1,494,284
1.25% due 11/15/2018	1,420,000	1,430,039

		6,424,240

Total U.S. Government Treasuries (cost $8,737,977)		8,787,621

MUNICIPAL BONDS & NOTES — 0.3%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2024	225,000	305,708
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	130,716
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	178,153
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	86,027

Total Municipal Bonds & Notes (cost $602,629)		700,604

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	219,216
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046*	255,000	250,856

Total Foreign Government Obligations (cost $454,044)		470,072

Total Long-Term Investment Securities (cost $208,227,071)		218,054,478

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Treasuries — 1.7%
United States Treasury Bills
0.14% due 11/17/2016(5)	190,000	189,985
0.27% due 12/22/2016	3,500,000	3,498,814

Total Short-Term Investment Securities (cost $3,688,656)		3,688,799

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $7,072,002 and collateralized by $7,050,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2019 and having an approximate value of $7,214,970 (cost $7,072,000)	7,072,000	7,072,000

TOTAL INVESTMENTS (cost $218,987,727)(6)	102.7%	228,815,277
Liabilities in excess of other assets	(2.7)	(5,991,022)

NET ASSETS	100.0%	$222,824,255

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $9,818,685 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
12	Long	S&P 500 E-Mini Index	December 2016	$1,276,612	$1,272,060	$(4,552)
19	Long	U.S. Treasury 2 Year Notes	December 2016	4,144,742	4,144,672	(70)
53	Long	U.S. Treasury 5 Year Notes	December 2016	6,411,007	6,402,234	(8,773)
4	Short	U.S. Treasury 10 Year Notes	December 2016	518,461	518,500	(39)
10	Short	U.S. Treasury 10 Year Ultra Notes	December 2016	1,420,524	1,415,156	5,368
16	Long	U.S. Treasury Long Bonds	December 2016	2,670,567	2,603,500	(67,067)
1	Long	U.S. Treasury Ultra Long Bonds	December 2016	177,534	175,938	(1,596)

						$(76,729)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$131,613,262	$—	$—	$131,613,262
Asset Backed Securities	—	16,697,550	—	16,697,550
U.S. Corporate Bonds & Notes	—	22,353,725	—	22,353,725
Foreign Corporate Bonds & Notes	—	6,959,306	—	6,959,306
U.S. Government Agencies	—	30,472,338	—	30,472,338
U.S. Government Treasuries	—	8,787,621	—	8,787,621
Municipal Bonds & Notes	—	700,604	—	700,604
Foreign Government Obligations	—	470,072	—	470,072
Short-Term Investment Securities	—	3,688,799	—	3,688,799
Repurchase Agreements	—	7,072,000	—	7,072,000

Total Investments at Value	$131,613,262	$97,202,015	$—	$228,815,277

Other Financial Instruments:+
Futures Contracts	$5,368	$—	$—	$5,368

Liabilities:
Other Financial Instruments:+
Futures Contracts	$82,097	$—	$—	$82,097

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.3%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	9,501	$212,727
Omnicom Group, Inc.	26,945	2,150,750

		2,363,477

Aerospace/Defense — 1.5%
Boeing Co.	6,588	938,329
Lockheed Martin Corp.	11,128	2,741,716
Northrop Grumman Corp.	15,985	3,660,565
Rockwell Collins, Inc.	3,840	323,789

		7,664,399

Aerospace/Defense-Equipment — 0.8%
Orbital ATK, Inc.	3,926	291,937
United Technologies Corp.	38,565	3,941,343

		4,233,280

Agricultural Chemicals — 0.2%
Monsanto Co.	10,894	1,097,788

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	88,457	3,854,071

Airlines — 0.4%
Copa Holdings SA, Class A	14,565	1,343,330
Delta Air Lines, Inc.	16,797	701,611

		2,044,941

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	12,675	325,748

Applications Software — 0.5%
Intuit, Inc.	3,436	373,631
Microsoft Corp.	35,562	2,130,875

		2,504,506

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	25,498	805,737
Hyundai Motor Co.	5,378	658,003
Kia Motors Corp.	26,518	943,223

		2,406,963

Auto/Truck Parts & Equipment-Original — 0.6%
Adient PLC†	5,721	260,363
Allison Transmission Holdings, Inc.	44,558	1,305,104
Delphi Automotive PLC	22,122	1,439,478
Magna International, Inc.	5,821	238,994

		3,243,939

Banks-Commercial — 0.6%
BB&T Corp.	22,052	864,438
Royal Bank of Canada	23,752	1,483,947
Sumitomo Mitsui Financial Group, Inc.	26,900	937,024

		3,285,409

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	65,689	2,842,363
State Street Corp.	28,071	1,970,865

		4,813,228

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	22,890	2,188,284
SunTrust Banks, Inc.	11,195	506,350
US Bancorp	75,994	3,401,492
Wells Fargo & Co.	71,335	3,282,123

		9,378,249

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	14,577	618,065
Coca-Cola European Partners PLC	14,595	561,032
PepsiCo, Inc.	3,052	327,174

		1,506,271

Beverages-Wine/Spirits — 0.3%
Diageo PLC	67,378	1,797,449

Building & Construction Products-Misc. — 0.4%
Owens Corning	42,841	2,089,784

Cable/Satellite TV — 1.5%
Charter Communications, Inc.† Class A	9,474	2,367,458
Comcast Corp., Class A	86,162	5,326,535

		7,693,993

Chemicals-Diversified — 1.3%
Celanese Corp., Series A	10,306	751,513
E.I. du Pont de Nemours & Co.	19,599	1,348,215
LyondellBasell Industries NV, Class A	13,489	1,073,050
PPG Industries, Inc.	37,512	3,493,493

		6,666,271

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	31,313	786,583
Sherwin-Williams Co.	1,712	419,200

		1,205,783

Commercial Services — 0.2%
Aramark	21,372	795,680

Commercial Services-Finance — 0.7%
Equifax, Inc.	1,922	238,270
Global Payments, Inc.	28,304	2,052,606
Moody’s Corp.	5,616	564,520
S&P Global, Inc.	1,957	238,461
Sabre Corp.	29,748	768,391

		3,862,248

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	6,861	580,166

Computer Services — 1.6%
Accenture PLC, Class A	39,712	4,616,123
Amdocs, Ltd.	3,779	220,883
Cognizant Technology Solutions Corp., Class A†	7,381	379,014
Hewlett Packard Enterprise Co.	26,405	593,320
International Business Machines Corp.	18,402	2,828,204

		8,637,544

Computers — 0.2%
Apple, Inc.	7,224	820,213

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	6,256	715,749

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	9,817	532,572

Cosmetics & Toiletries — 0.4%
Coty, Inc., Class A	53,783	1,236,471
Procter & Gamble Co.	12,641	1,097,239

		2,333,710

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	13,074	966,430
Fiserv, Inc.†	4,672	460,099

		1,426,529

Diagnostic Equipment — 1.9%
Abbott Laboratories	78,732	3,089,444
Danaher Corp.	42,620	3,347,801
Thermo Fisher Scientific, Inc.	22,482	3,305,528

		9,742,773

Distribution/Wholesale — 0.1%
LKQ Corp.†	20,941	675,975

Diversified Banking Institutions — 4.4%
Bank of America Corp.	207,856	3,429,624
BNP Paribas SA	7,366	427,266
Citigroup, Inc.	41,374	2,033,532
Goldman Sachs Group, Inc.	19,797	3,528,617
JPMorgan Chase & Co.	170,106	11,781,542
Morgan Stanley	28,703	963,560
UBS Group AG	59,328	839,363

		23,003,504

Diversified Manufacturing Operations — 1.6%
3M Co.	22,240	3,676,272
Eaton Corp. PLC	26,490	1,689,267
Illinois Tool Works, Inc.	19,196	2,180,090
Ingersoll-Rand PLC	7,962	535,763
Pentair PLC	7,830	431,668

		8,513,060

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	3,396	2,682,229

Electric-Distribution — 0.4%
PPL Corp.	56,660	1,945,704

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	21,294	1,380,703
Duke Energy Corp.	17,709	1,417,074
Engie SA	43,853	632,314
Exelon Corp.	60,915	2,075,374
Public Service Enterprise Group, Inc.	14,289	601,281
SSE PLC	24,663	480,284
Xcel Energy, Inc.	5,647	234,633

		6,821,663

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	3,400	578,952
Intel Corp.	25,700	896,159
Texas Instruments, Inc.	36,188	2,563,920

		4,039,031

Electronic Measurement Instruments — 0.1%
Fortive Corp.	10,873	555,067

Electronic Security Devices — 0.7%
Johnson Controls International PLC	96,798	3,902,895

Enterprise Software/Service — 0.3%
CA, Inc.	9,059	278,474
Oracle Corp.	39,902	1,533,035

		1,811,509

Finance-Credit Card — 0.8%
American Express Co.	26,640	1,769,429
Discover Financial Services	21,001	1,182,986
Visa, Inc., Class A	13,832	1,141,278

		4,093,693

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	20,284	643,003

Finance-Other Services — 0.2%
Nasdaq, Inc.	15,430	987,057

Fisheries — 0.2%
Marine Harvest ASA	45,862	832,053

Food-Baking — 0.1%
Flowers Foods, Inc.	21,586	335,015

Food-Confectionery — 0.1%
J.M. Smucker Co.	4,501	591,026

Food-Misc./Diversified — 1.3%
Danone SA	15,330	1,061,542
General Mills, Inc.	31,203	1,933,962
Kellogg Co.	9,468	711,331
Mondelez International, Inc., Class A	15,931	715,939
Nestle SA	33,159	2,404,283

		6,827,057

Food-Retail — 0.1%
Kroger Co.	21,748	673,753

Home Decoration Products — 0.0%
Newell Brands, Inc.	4,068	195,345

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	5,902	405,467

Instruments-Controls — 0.8%
Honeywell International, Inc.	36,588	4,012,972

Insurance Brokers — 0.5%
Aon PLC	25,029	2,773,964

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	34,375	2,914,656
Sony Financial Holdings, Inc.	26,400	371,569

		3,286,225

Insurance-Multi-line — 2.0%
Chubb, Ltd.	32,439	4,119,753
MetLife, Inc.	100,796	4,733,380
Zurich Insurance Group AG	5,381	1,407,853

		10,260,986

Insurance-Property/Casualty — 0.5%
Travelers Cos., Inc.	26,522	2,869,150

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	20,028	1,023,431

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	23,374	3,061,760

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	5,081	1,733,840
Franklin Resources, Inc.	39,563	1,331,691

		3,065,531

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	2,448	204,310

Machinery-Farming — 0.2%
Deere & Co.	14,043	1,239,997

Medical Instruments — 1.0%
Medtronic PLC	46,828	3,840,833
St. Jude Medical, Inc.	18,668	1,453,117

		5,293,950

Medical Products — 0.3%
Cooper Cos., Inc.	4,181	736,023
Zimmer Biomet Holdings, Inc.	8,666	913,397

		1,649,420

Medical-Biomedical/Gene — 0.2%
Celgene Corp.†	4,189	428,032
Gilead Sciences, Inc.	7,196	529,842

		957,874

Medical-Drugs — 4.2%
Allergan PLC†	3,032	633,506
Bayer AG	18,589	1,842,465
Bristol-Myers Squibb Co.	11,671	594,171
Eli Lilly & Co.	43,414	3,205,690
Johnson & Johnson	54,840	6,360,891
Merck & Co., Inc.	99,848	5,863,074
Novartis AG	3,448	245,303
Pfizer, Inc.	103,346	3,277,102
Roche Holding AG	983	225,994

		22,248,196

Medical-HMO — 0.2%
Cigna Corp.	8,605	1,022,532

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,594	275,049

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	11,142	1,416,928

Metal-Diversified — 0.3%
Rio Tinto PLC	41,270	1,434,359

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	9,743	555,546

Multimedia — 0.6%
Time Warner, Inc.	29,017	2,582,223
Twenty-First Century Fox, Inc., Class A	22,533	591,942
Walt Disney Co.	2,648	245,443

		3,419,608

Networking Products — 0.6%
Cisco Systems, Inc.	103,843	3,185,903

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	16,381	973,686
Canadian Natural Resources, Ltd.	12,727	403,573
EOG Resources, Inc.	21,247	1,921,154
EQT Corp.	11,604	765,864
Hess Corp.	14,238	682,997
Noble Energy, Inc.	21,681	747,344
Occidental Petroleum Corp.	27,436	2,000,359
Rice Energy, Inc.†	25,809	570,121

		8,065,098

Oil Companies-Integrated — 1.4%
BP PLC	290,166	1,717,925
Chevron Corp.	21,137	2,214,101
Exxon Mobil Corp.	31,862	2,654,742
Galp Energia SGPS SA	39,430	534,561

		7,121,329

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	29,709	1,759,961

Oil-Field Services — 0.3%
Schlumberger, Ltd.	20,049	1,568,433
Targa Resources Corp.	4,375	192,063

		1,760,496

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	9,265	624,461

Pipelines — 0.2%
Enterprise Products Partners LP	12,979	327,590
Plains All American Pipeline LP	12,445	377,830
Western Gas Partners LP	6,767	373,200

		1,078,620

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	33,573	449,042

Private Equity — 0.1%
Blackstone Group LP	21,976	550,059

Publishing-Periodicals — 0.0%
Time, Inc.	1,072	13,936

Real Estate Investment Trusts — 0.8%
Annaly Capital Management, Inc.	100,964	1,045,987
Medical Properties Trust, Inc.	70,499	982,756
Mid-America Apartment Communities, Inc.	2,993	277,601
Starwood Property Trust, Inc.	22,381	497,753
STORE Capital Corp.	35,644	972,725
Washington Prime Group, Inc.	30,072	315,455

		4,092,277

Retail-Apparel/Shoe — 0.5%
Gap, Inc.	98,486	2,717,229

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,053	287,584

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	3,646	265,429

Retail-Convenience Store — 0.1%
Lawson, Inc.	4,800	365,252

Retail-Discount — 0.7%
Target Corp.	55,789	3,834,378

Retail-Drug Store — 0.8%
CVS Health Corp.	52,478	4,413,400

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	13,562	593,338

Retail-Restaurants — 0.4%
Brinker International, Inc.	16,817	828,069
Starbucks Corp.	6,978	370,322
Yum! Brands, Inc.	8,496	733,035

		1,931,426

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	3,335	213,773
Maxim Integrated Products, Inc.	17,097	677,554
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	60,528	1,882,421

		2,773,748

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	6,700	599,725

Telephone-Integrated — 1.4%
AT&T, Inc.	14,717	541,438
Frontier Communications Corp.	96,702	388,742
TDC A/S†	82,575	455,663
Telefonica Brasil SA ADR	31,637	455,573
Verizon Communications, Inc.	112,650	5,418,465

		7,259,881

Tobacco — 2.4%
Altria Group, Inc.	63,113	4,173,031
Japan Tobacco, Inc.	9,900	377,044
Philip Morris International, Inc.	84,963	8,193,832

		12,743,907

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	9,315	1,060,420

Transport-Rail — 0.4%
Canadian National Railway Co.	8,800	553,256
Union Pacific Corp.	17,321	1,527,366

		2,080,622

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	22,081	2,379,449

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	12,459	931,559

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	901	729,720

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	11,806	856,879

Total Common Stocks (cost $253,036,479)		311,753,755

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Electric-Integrated — 0.2%
Exelon Corp. 6.50%	23,676	1,129,345

Food-Meat Products — 0.2%
Tyson Foods, Inc. 4.75%	11,100	855,477

Medical-Drugs — 0.1%
Allergan PLC 5.50%	796	612,124

Telephone-Integrated — 0.1%
Frontier Communications Corp. 11.13%	3,518	293,788

Total Convertible Preferred Securities (cost $2,699,206)		2,890,734

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(1)	593,000	749,149

Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	573,520

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(1)	400,000	451,500

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	477,437

Total Preferred Securities/Capital Securities (cost $2,013,376)		2,251,606

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	654,327
Atrium VII CLO FRS Series 7A, Class AR 1.73% due 11/16/2022*(2)(3)	174,029	173,683
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.12% due 12/28/2040*(3)	398,217	294,836
Cent CLO LP FRS Series 2013-17A, Class A1 2.06% due 01/30/2025*(2)	529,000	527,943
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 1.53% due 06/15/2028*(3)	720,000	723,988
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(4)	700,000	709,418

Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)	159,095	159,628
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	882,600
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	759,537	776,515
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	496,774
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.98% due 07/15/2025*(2)	680,000	676,951
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	353,133
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	273,459
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 2.06% due 01/19/2025*(2)	449,206	446,684
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	134,377	129,486
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,730,959
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	925,488
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.03% due 04/25/2025*(2)	617,000	615,635
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,070,957
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.75% due 06/15/2049(4)	514,268	519,896
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.02% due 11/15/2030*(4)(5)	560,114	6,059
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	274,645	235,145
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A3 5.70% due 06/15/2049(4)	707,737	716,713
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	949,427

Total Asset Backed Securities (cost $14,273,721)		14,049,704

U.S. CORPORATE BONDS & NOTES — 8.3%
Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	487,602
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	246,000	267,912
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	588,401

		1,343,915

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	341,116

Banks-Super Regional — 0.2%
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	600,000	606,639
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	274,931

		881,570

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	707,000	743,949
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,026,620

		1,770,569

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	449,000	484,269
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	953,724

		1,437,993

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	260,844
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	500,895

		761,739

Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	767,466
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	224,525

		991,991

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	519,010

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	859,896
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,375,842
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	525,179
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	466,293
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	853,533
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	703,454
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	264,263
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,355,969

		6,404,429

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. FRS Senior Notes 1.50% due 01/09/2020	399,000	401,670

Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	442,908
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	79,788
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	730,039
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	231,385
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	597,058
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	551,988
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	200,285
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	698,514
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	823,993
W3A Funding Corp. Sec. Notes 8.09% due 01/02/2017	65,410	65,410

		4,421,368

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	623,693

Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	780,286

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	193,619
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	563,394

		757,013

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	361,000	379,706

WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	152,237

		531,943

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	270,322

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	604,890

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	630,627

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	378,068

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	254,263

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	658,196

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	551,287

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	383,368
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	807,312
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	784,424

		1,975,104

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	330,159
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,239,495
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	200,948

		1,770,602

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	704,000	706,481
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	889,668
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	387,134

		1,983,283

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	568,575

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	884,029

Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	43,000	44,806

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.99% due 11/15/2017	1,056,000	1,057,074

Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,068,000	1,045,286

Pipelines — 0.5%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	625,030
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	532,336
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	128,944
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	259,553
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	811,617

		2,357,480

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	512,874
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	193,000	189,655

		702,529

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	944,017

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	231,465

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	685,000	730,968
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	529,000	553,909
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	265,000	275,465

		1,560,342

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	530,317
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	521,291
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	637,000	691,243
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	195,000	243,239

		1,986,090

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,156,000	1,268,934

Total U.S. Corporate Bonds & Notes (cost $40,379,854)		43,695,574

FOREIGN CORPORATE BONDS & NOTES — 4.2%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	533,863

Banks-Commercial — 0.8%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	577,462
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	575,813
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	503,052
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	261,300
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	518,341
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	741,096
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.01% due 10/19/2026	691,000	689,071
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,192

		4,067,327

Banks-Money Center — 0.1%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	423,210

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	919,296

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	655,718

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	190,227

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,071,488

Diversified Banking Institutions — 0.3%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	493,000	529,521
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	679,468
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(3)	523,000	546,081

		1,755,070

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	256,000	272,287

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	574,627

Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	692,747

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	930,000	913,235

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	775,000	753,715

		1,666,950

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	298,891
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	357,599
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	370,727

		1,027,217

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	669,367

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	211,423
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	586,742
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,145,688
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	230,603
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	251,000	238,949
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	424,000	424,981
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	627,748

		3,466,134

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	799,246

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	688,956

Sovereign Agency — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,121,731

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(3)	517,000	530,867

Web Portals/ISP — 0.2%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	717,760

Total Foreign Corporate Bonds & Notes (cost $20,940,982)		21,844,088

U.S. GOVERNMENT AGENCIES — 11.9%
Federal Home Loan Mtg. Corp. — 3.9%
3.00% due 03/01/2043	393,938	408,446
3.00% due 04/01/2043	935,067	973,032
3.00% due 05/01/2043	791,523	824,395
3.50% due 02/01/2042	447,187	475,028
3.50% due 04/01/2042	257,683	276,228
3.50% due 12/01/2042	699,105	744,556
3.50% due 04/01/2043	179,607	191,137
3.50% due 07/01/2043	255,258	268,724
3.50% due 08/01/2043	455,549	479,427
3.50% due 11/01/2045	923,625	969,146
3.50% due 12/01/2045	533,000	559,299
3.50% due 04/01/2046	427,021	448,171
4.00% due 11/01/2040	552,203	593,076
4.00% due 01/01/2041	1,105,056	1,185,494
4.00% due 11/01/2043	349,507	373,632
4.00% due 04/01/2044	382,565	408,986
4.00% due 09/01/2044	1,214,354	1,298,176
4.00% due 09/01/2045	503,257	537,995
4.00% due November 30 TBA	374,000	400,048
4.50% due 08/01/2018	20,344	20,895
4.50% due 11/01/2018	47,003	48,355
4.50% due 01/01/2019	13,747	14,158
4.50% due 03/01/2019	3,740	3,844
4.50% due 08/01/2019	3,089	3,183
4.50% due 02/01/2020	5,987	6,196
4.50% due 08/01/2024	175,325	186,881
4.50% due 04/01/2035	33,019	36,186
4.50% due 07/01/2039	247,461	270,838
4.50% due 09/01/2039	104,994	115,157
4.50% due 10/01/2039	61,550	67,367
4.50% due 12/01/2039	98,117	107,345
4.50% due 05/01/2042	167,997	183,920
5.00% due 03/01/2018	10,723	11,014
5.00% due 05/01/2018	13,103	13,458
5.00% due 09/01/2018	13,505	13,877
5.00% due 02/01/2019	22,934	23,556
5.00% due 09/01/2033	135,423	151,257
5.00% due 03/01/2034	60,420	67,989
5.00% due 04/01/2034	23,912	26,631
5.00% due 08/01/2035	35,614	39,390
5.00% due 10/01/2035	79,033	88,523
5.00% due 11/01/2035	238,520	265,545
5.00% due 12/01/2036	43,487	48,388
5.00% due 07/01/2039	333,732	369,027
5.50% due 01/01/2019	25,888	26,521
5.50% due 04/01/2019	3,233	3,322
5.50% due 06/01/2019	2,176	2,232
5.50% due 07/01/2019	4,618	4,758
5.50% due 10/01/2024	35,153	39,480
5.50% due 06/01/2025	51,035	57,315

5.50% due 07/01/2025	30,806	34,598
5.50% due 08/01/2025	44,873	50,397
5.50% due 09/01/2025	29,059	32,636
5.50% due 12/01/2033	84,518	98,263
5.50% due 01/01/2034	133,304	151,954
5.50% due 04/01/2034	24,739	28,169
5.50% due 11/01/2034	15,937	18,172
5.50% due 05/01/2035	18,947	21,440
5.50% due 09/01/2035	31,698	35,596
5.50% due 10/01/2035	24,636	28,225
6.00% due 04/01/2017	758	761
6.00% due 07/01/2017	549	552
6.00% due 10/01/2017	1,071	1,076
6.00% due 08/01/2019	21,458	22,171
6.00% due 09/01/2019	2,700	2,749
6.00% due 11/01/2019	6,270	6,475
6.00% due 05/01/2021	8,096	8,487
6.00% due 10/01/2021	38,614	40,814
6.00% due 02/01/2023	51,037	58,342
6.00% due 12/01/2025	20,255	23,154
6.00% due 02/01/2026	17,166	19,623
6.00% due 04/01/2034	60,324	70,096
6.00% due 07/01/2034	61,950	71,483
6.00% due 08/01/2034	161,580	188,157
6.00% due 09/01/2034	9,383	10,726
6.00% due 07/01/2035	43,386	50,165
6.00% due 08/01/2035	36,461	42,171
6.00% due 11/01/2035	68,276	79,319
6.00% due 03/01/2036	21,574	24,846
6.00% due 07/01/2036	15,045	17,266
6.00% due 10/01/2036	32,305	37,354
6.00% due 01/01/2037	50,596	57,974
6.00% due 03/01/2037	8,565	9,791
6.00% due 05/01/2037	68,333	79,392
6.00% due 06/01/2037	43,755	50,452
6.50% due 05/01/2034	12,628	14,467
6.50% due 06/01/2034	40,721	46,720
6.50% due 08/01/2034	69,827	79,996
6.50% due 10/01/2034	38,045	44,186
6.50% due 11/01/2034	1,437	1,646
6.50% due 05/01/2037	43,644	51,375
6.50% due 07/01/2037	36,574	43,190
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K712, Class A2
1.87% due 11/25/2019(4)	225,000	227,994
Series K704, Class A2
2.41% due 08/25/2018(4)	275,901	280,565
Series K503, Class A2
2.46% due 08/25/2019(4)	200,000	205,467
Series K026, Class A2
2.51% due 11/25/2022(4)	263,000	272,302
Series K042, Class A2
2.67% due 12/25/2024(4)	320,000	331,552
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	209,069
Series K720, Class A2
2.72% due 06/25/2022(4)	218,832	229,137
Series K718, Class A2
2.79% due 01/25/2022(4)	299,000	314,384
Series K028, Class A2
3.11% due 02/25/2023(4)	439,000	469,288
Series K702, Class A2
3.15% due 02/25/2018(4)	66,238	67,538
Series K041, Class A2
3.17% due 10/25/2024(4)	267,000	286,297
Series K030, Class A2
3.25% due 04/25/2023 VRS(4)	507,000	545,860
Series K029, Class A2
3.32% due 02/25/2023 VRS(4)	118,000	127,542
Series K035, Class A2
3.46% due 08/25/2023 VRS(4)	523,000	570,153
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	854,499

		20,477,677

Federal National Mtg. Assoc. — 6.5%
2.41% due 05/01/2023	103,409	106,149
2.50% due December 15 TBA	281,000	288,673
2.55% due 05/01/2023	94,785	98,055
2.59% due 05/01/2023	97,024	100,597
2.70% due 07/01/2025	75,000	77,238
3.00% due 03/01/2027	76,838	80,486
3.00% due 04/01/2027	236,737	247,847
3.00% due 04/01/2030	229,462	240,231
3.00% due 05/01/2030	439,371	459,992
3.00% due 10/01/2030	627,103	656,534
3.00% due 11/01/2030	235,235	246,445
3.00% due 12/01/2030	403,899	423,193
3.00% due 04/01/2031	352,134	368,669
3.00% due December 15 TBA	2,219,000	2,319,115
3.00% due December 30 TBA	527,000	541,513
3.50% due 11/01/2041	37,712	39,983
3.50% due 01/01/2042	512,964	545,170
3.50% due 01/01/2043	172,630	181,875
3.50% due 04/01/2043	579,840	611,043
3.50% due 05/01/2043	942,047	988,763
3.50% due 06/01/2043	334,239	351,364
3.50% due 07/01/2043	943,646	994,345
3.50% due 08/01/2043	296,238	312,179
3.50% due 09/01/2043	1,259,422	1,321,876
3.50% due 09/01/2045	1,064,591	1,117,490
3.50% due 10/01/2045	433,223	455,267
3.50% due 05/01/2046	81,235	85,289
3.80% due 02/01/2018	82,348	84,073
3.83% due 07/01/2018	65,996	68,399
4.00% due 09/01/2040	1,113,265	1,194,439
4.00% due 11/01/2040	226,877	243,504
4.00% due 12/01/2040	230,565	247,138
4.00% due 12/01/2040	312,507	335,629
4.00% due 02/01/2041	602,043	646,631
4.00% due 06/01/2041	593,664	637,319
4.00% due 11/01/2041	207,379	222,772
4.00% due 01/01/2042	1,349,577	1,450,342

4.00% due 04/01/2042	174,009	186,981
4.00% due 10/01/2042	158,559	170,473
4.00% due 12/01/2042	185,179	198,963
4.00% due 01/01/2043	203,987	218,902
4.00% due 04/01/2043	45,389	48,578
4.00% due 05/01/2043	554,476	598,539
4.00% due 06/01/2043	266,163	285,798
4.00% due 07/01/2043	268,893	287,887
4.00% due 11/01/2044	443,798	474,978
4.00% due 02/01/2045	303,038	324,329
4.00% due January 30 TBA	330,000	352,543
4.50% due 04/01/2018	8,417	8,640
4.50% due 06/01/2018	15,377	15,811
4.50% due 07/01/2018	7,340	7,535
4.50% due 03/01/2019	19,320	19,933
4.50% due 04/01/2020	33,145	34,318
4.50% due 07/01/2020	9,392	9,724
4.50% due 08/01/2033	144,047	157,921
4.50% due 03/01/2034	433,682	477,445
4.50% due 01/01/2040	133,724	146,294
4.50% due 02/01/2041	255,593	280,773
4.50% due 04/01/2041	361,018	396,007
4.50% due 01/01/2043	288,747	316,026
4.50% due 04/01/2044	1,670,510	1,830,163
4.50% due 06/01/2044	187,521	204,973
4.60% due 09/01/2019	79,467	85,375
5.00% due 02/01/2018	35,098	35,990
5.00% due 12/01/2018	40,246	41,448
5.00% due 07/01/2019	16,716	17,298
5.00% due 11/01/2019	22,711	23,289
5.00% due 03/01/2020	13,744	14,094
5.00% due 07/01/2020	12,304	12,617
5.00% due 08/01/2020	12,343	12,969
5.00% due 12/01/2020	35,402	37,008
5.00% due 11/01/2033	72,987	81,192
5.00% due 03/01/2034	57,961	64,279
5.00% due 05/01/2034	23,113	25,662
5.00% due 08/01/2034	23,402	26,087
5.00% due 09/01/2034	65,621	73,261
5.00% due 06/01/2035	101,749	112,879
5.00% due 07/01/2035	211,871	235,393
5.00% due 08/01/2035	47,650	52,901
5.00% due 09/01/2035	36,069	40,005
5.00% due 10/01/2035	188,669	209,330
5.00% due 10/01/2039	72,113	79,789
5.00% due 11/01/2039	108,768	122,003
5.00% due 11/01/2040	70,931	79,535
5.00% due 01/01/2041	20,139	22,409
5.00% due 03/01/2041	54,599	61,150
5.37% due 05/01/2018	489,019	507,774
5.50% due 11/01/2017	7,168	7,275
5.50% due 01/01/2018	1,681	1,684
5.50% due 02/01/2018	8,255	8,369
5.50% due 07/01/2019	41,339	42,841
5.50% due 08/01/2019	8,435	8,729
5.50% due 09/01/2019	41,175	42,711
5.50% due 01/01/2021	32,294	33,772
5.50% due 03/01/2021	12,708	13,432
5.50% due 05/01/2022	19,193	20,643
5.50% due 02/01/2033	61,714	70,141
5.50% due 06/01/2033	86,124	97,857
5.50% due 07/01/2033	288,480	328,054
5.50% due 11/01/2033	98,178	111,637
5.50% due 12/01/2033	12,163	13,698
5.50% due 01/01/2034	81,071	92,025
5.50% due 02/01/2034	150,362	170,830
5.50% due 03/01/2034	25,991	29,974
5.50% due 04/01/2034	30,756	34,689
5.50% due 05/01/2034	185,720	212,628
5.50% due 06/01/2034	14,404	16,370
5.50% due 07/01/2034	204,867	232,843
5.50% due 09/01/2034	303,625	344,551
5.50% due 10/01/2034	401,973	456,717
5.50% due 11/01/2034	442,888	503,879
5.50% due 12/01/2034	163,798	186,202
5.50% due 01/01/2035	289,573	329,754
5.50% due 04/01/2035	40,086	45,614
5.50% due 09/01/2035	146,819	167,597
5.50% due 06/01/2036	65,532	73,799
5.50% due 03/01/2037	40,893	46,755
6.00% due 01/01/2017	90	90
6.00% due 02/01/2017	1,714	1,718
6.00% due 08/01/2017	3,503	3,537
6.00% due 03/01/2018	1,516	1,537
6.00% due 11/01/2018	11,701	11,929
6.00% due 01/01/2021	22,469	23,676
6.00% due 05/01/2021	8,614	9,163
6.00% due 07/01/2021	44,518	47,676
6.00% due 11/01/2025	27,396	31,360
6.00% due 04/01/2034	100,353	117,070
6.00% due 05/01/2034	75,900	86,880
6.00% due 06/01/2034	247,932	288,614
6.00% due 07/01/2034	129,700	150,353
6.00% due 08/01/2034	72,424	83,808
6.00% due 10/01/2034	146,825	169,592
6.00% due 11/01/2034	15,182	17,446
6.00% due 12/01/2034	4,420	5,059
6.00% due 08/01/2035	41,274	47,890
6.00% due 09/01/2035	80,859	93,875
6.00% due 10/01/2035	53,811	61,995
6.00% due 11/01/2035	10,546	12,080
6.00% due 12/01/2035	140,612	163,375
6.00% due 02/01/2036	124,372	144,206
6.00% due 03/01/2036	13,584	15,766
6.00% due 04/01/2036	29,124	33,653
6.00% due 06/01/2036	14,096	16,343
6.00% due 12/01/2036	21,138	24,461
6.00% due 07/01/2037	47,116	54,758
6.50% due 06/01/2031	31,758	37,694
6.50% due 07/01/2031	1,798	2,067
6.50% due 09/01/2031	23,921	27,510
6.50% due 02/01/2032	14,945	17,186
6.50% due 07/01/2032	90,238	105,717
6.50% due 08/01/2032	60,011	70,073
6.50% due 01/01/2033	46,433	55,428
6.50% due 04/01/2034	15,353	18,493
6.50% due 06/01/2034	16,129	18,549

6.50% due 08/01/2034	27,685	31,838
6.50% due 05/01/2036	43,743	51,202
6.50% due 01/01/2037	11,633	13,378
6.50% due 02/01/2037	86,195	101,558
6.50% due 05/01/2037	49,766	58,296
6.50% due 07/01/2037	36,616	42,108
Federal National Mtg. Assoc. ACES
Series 2011-M7, Class A2
2.58% due 09/25/2018(4)	388,905	394,546

		34,025,521

Government National Mtg. Assoc. — 1.3%
3.00% due 02/15/2043	328,601	344,297
3.00% due 06/20/2043	425,736	445,389
3.00% due 07/20/2043	301,518	315,446
3.50% due 12/15/2041	236,617	253,942
3.50% due 02/15/2042	97,787	103,732
3.50% due 06/20/2043	569,739	606,626
3.50% due 07/20/2043	736,217	783,555
3.50% due 05/20/2046	257,036	272,410
4.00% due 01/20/2041	719,466	776,621
4.00% due 02/20/2041	180,758	194,783
4.00% due 04/20/2041	135,459	145,957
4.00% due 02/20/2042	195,509	210,125
4.50% due 07/20/2033	11,533	12,554
4.50% due 09/20/2033	84,472	91,848
4.50% due 12/20/2034	34,413	37,453
4.50% due 11/15/2039	203,463	224,456
4.50% due 03/15/2040	224,322	253,266
4.50% due 04/15/2040	282,970	312,182
4.50% due 06/15/2040	109,024	121,438
4.50% due 01/20/2041	172,221	189,349
5.00% due 07/20/2033	18,261	20,496
5.00% due 06/15/2034	83,090	93,237
5.00% due 10/15/2034	36,907	41,414
5.50% due 11/15/2032	103,631	117,776
5.50% due 05/15/2033	304,166	347,998
5.50% due 12/15/2033	95,132	108,882
5.50% due 10/15/2035	3,672	4,197
6.00% due 09/15/2032	72,914	85,048
6.00% due 04/15/2033	113,263	132,798
6.00% due 02/15/2034	101,308	118,776
6.00% due 07/15/2034	52,917	62,853
6.00% due 09/15/2034	24,567	28,104
6.00% due 01/20/2035	23,089	27,133
6.00% due 02/20/2035	31,781	37,254
6.00% due 04/20/2035	18,868	22,177
6.00% due 01/15/2038	133,366	156,637

		7,100,209

Small Business Administration — 0.1%
Series 2003-20G, Class 1
4.35% due 07/01/2023	18,190	19,133
Series 2004-20D, Class 1
4.77% due 04/01/2024	55,448	59,066
Series 2005-20C, Class 1
4.95% due 03/01/2025	143,826	154,771
Series 2004-20I, Class 1
4.99% due 09/01/2024	84,026	90,234
Series 2004-20E, Class 1
5.18% due 05/01/2024	102,640	110,254
Series 2004-20F, Class 1
5.52% due 06/01/2024	111,341	120,212

		553,670

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	275,642

Total U.S. Government Agencies (cost $60,156,135)		62,432,719

U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 3.8%
2.50% due 02/15/2045	6,316,000	6,205,963
2.88% due 05/15/2043	4,393,500	4,663,630
4.50% due 02/15/2036	1,244,000	1,691,402
4.50% due 08/15/2039	4,387,400	5,977,148
5.00% due 05/15/2037	16,000	23,144
5.25% due 02/15/2029	1,000	1,358
6.00% due 02/15/2026	170,000	231,293
6.25% due 08/15/2023	128,000	166,590
6.75% due 08/15/2026	377,000	544,029
8.00% due 11/15/2021	318,000	420,803

		19,925,360

United States Treasury Notes — 6.9%
1.00% due 06/30/2019	15,859,000	15,875,113
1.38% due 02/29/2020	497,000	501,659
2.50% due 08/15/2023	4,039,000	4,272,030
3.13% due 05/15/2019	3,511,000	3,702,184
3.13% due 05/15/2021	7,914,000	8,547,429
3.50% due 05/15/2020	1,809,000	1,957,112
3.75% due 11/15/2018	1,291,000	1,365,233

		36,220,760

Total U.S. Government Treasuries (cost $53,574,444)		56,146,120

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,021,801
State of California General Obligation Bonds 5.00% due 08/01/2027	925,000	1,158,387

Total Municipal Bonds & Notes (cost $1,861,928)		2,180,188

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.1%
United Mexican States Senior Bonds 4.75% due 03/08/2044	849,000	846,877

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	353,205

Total Foreign Government Obligations (cost $1,190,573)		1,200,082

Total Long-Term Investment Securities (cost $450,126,698)		518,444,570

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016	3,888,000	3,888,000

U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.15% due 11/01/2016	6,202,000	6,202,000

Total Short-Term Investment Securities (cost $10,090,000)		10,090,000

TOTAL INVESTMENTS (cost $460,216,698)(6)	100.6%	528,534,570
Liabilities in excess of other assets	(0.6)	(2,909,141)

NET ASSETS	100.0%	$525,625,429

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $19,100,123 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Illiquid security. At October 31, 2016, the aggregate value of these securities was $2,844,082 representing 0.5% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	See Note 4 for cost of investments on a tax basis.
ACES	— Alternative Credit Enhancement Securities
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

       The actual principal amount and maturity date will be determined upon settlement date.

ULC	— Unlimited Company
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2106 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$311,753,755	$—	$—	$311,753,755
Convertible Preferred Securities	2,890,734	—	—	2,890,734
Preferred Securities/Capital Securities	—	2,251,606	—	2,251,606
Asset Backed Securities	—	14,049,704	—	14,049,704
U.S. Corporate Bonds & Notes	—	43,695,574	—	43,695,574
Foreign Corporate Bonds & Notes	—	21,844,088	—	21,844,088
U.S. Government Agencies	—	62,432,719	—	62,432,719
U.S. Government Treasuries	—	56,146,120	—	56,146,120
Municipal Bonds & Notes	—	2,180,188	—	2,180,188
Foreign Government Obligations	—	1,200,082	—	1,200,082
Short-Term Investment Securities	—	10,090,000	—	10,090,000

Total Investments at Value	$314,644,489	$213,890,081	$—	$528,534,570

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $18,411,586 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.7%
Domestic Equity Investment Companies — 45.2%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	4,671,228	$177,227,847
Anchor Series Trust Growth and Income Portfolio, Class 1	15,010,150	181,650,169
Anchor Series Trust Growth Portfolio, Class 1	7,309,909	182,485,752
Seasons Series Trust Large Cap Growth Portfolio, Class 1	13,442,860	171,333,651
Seasons Series Trust Large Cap Value Portfolio, Class 1	23,285,535	375,855,237
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,368,397	86,592,855
Seasons Series Trust Mid Cap Value Portfolio, Class 1	10,533,090	175,827,653
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	8,445,071	77,527,890
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,722,738	195,915,238
Seasons Series Trust Small Cap Portfolio, Class 1	8,300,674	103,730,987
Seasons Series Trust Stock Portfolio, Class 1	12,980,500	319,393,791
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,449,920	23,724,729
SunAmerica Series Trust Blue Chip Growth, Class 1	35,387,083	363,691,953
SunAmerica Series Trust Capital Growth Portfolio, Class 1	7,636,184	102,989,898
SunAmerica Series Trust Equity Index Portfolio, Class 1	61,584,251	1,100,982,541
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	1,201,793	24,606,816
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	12,325,899	87,069,229
SunAmerica Series Trust Growth-Income Portfolio, Class 1	14,638,291	442,488,470
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	6,073,805	87,443,293
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,525,303	81,201,116
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,302,399	185,062,592
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	16,351,838	317,407,863
SunAmerica Series Trust Small Company Value Portfolio, Class 1	7,205,339	158,783,807

		5,022,993,377

Domestic Fixed Income Investment Companies — 24.1%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	37,220,139	567,620,142
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	53,482,103	642,566,929
Seasons Series Trust Real Return Portfolio, Class 1	9,474,922	92,423,946
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	35,146,155	472,982,791
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	18,453,446	104,177,009
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	72,420,784	651,892,791
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1	14,411,317	151,873,734

		2,683,537,342

International Equity Investment Companies — 11.6%
Seasons Series Trust International Equity Portfolio, Class 1	39,140,302	312,181,717
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	17,928,317	123,228,618
SunAmerica Series Trust Foreign Value Portfolio, Class 1	19,575,266	275,602,141
SunAmerica Series Trust Global Equities Portfolio, Class 1	17,373,899	317,353,973
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	30,261,295	264,412,571

		1,292,779,020

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	7,646,595	87,078,856

Total Affiliated Registered Investment Companies (cost $9,102,611,997)		9,086,388,595

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 0.9%
6.00% due 02/15/2026	$18,085,000	24,605,492
6.75% due 08/15/2026	23,795,000	34,337,303
6.88% due 08/15/2025	9,580,000	13,608,467
7.50% due 11/15/2024	10,000,000	14,415,620
7.63% due 02/15/2025	10,155,000	14,830,667

		101,797,549

United States Treasury Notes — 14.3%
1.50% due 08/15/2026	75,745,000	73,484,466
1.63% due 02/15/2026	143,447,000	141,071,231
1.63% due 05/15/2026	141,466,500	138,946,699
2.00% due 02/15/2025	147,285,000	150,104,182
2.00% due 08/15/2025	146,390,000	148,900,296
2.13% due 05/15/2025	146,385,000	150,513,496
2.25% due 11/15/2024	144,865,000	150,614,402
2.25% due 11/15/2025(1)	144,170,000	149,520,005
2.38% due 08/15/2024(1)	144,855,000	152,046,761
2.50% due 05/15/2024(1)	142,637,000	151,083,820
2.75% due 11/15/2023	55,354,000	59,520,662
2.75% due 02/15/2024	110,541,000	118,961,129

		1,584,767,149

Total U.S. Government Treasuries (cost $1,647,468,979)		1,686,564,698

OPTIONS - PURCHASED — 0.5%
Put Options – Purchased(4) (cost $57,612,674)	2,980,000	56,917,923

Total Long-Term Investment Securities (cost $10,807,693,650)		10,829,871,216

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.9%
AllianceBernstein Government STIF Portfolio 0.26%(3) (cost $325,855,230)	325,855,230	325,855,230

TOTAL INVESTMENTS (cost $11,133,548,880)(2)	100.3%	11,155,726,446
Liabilities in excess of other assets	(0.3)	(34,181,059)

NET ASSETS	100.0%	$11,121,545,387

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of October 31, 2016.
(4)	Purchased Options:

Over the Counter Put Options—Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2017	$1,940	2,980,000	$57,612,674	$56,917,923	$(694,751)

Over the Counter Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2017	$2,275	2,980,000	$17,074,147	$8,081,024	$8,993,123

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
30,800	Long	S&P 500 E-Mini Index	December 2016	$3,312,024,117	$3,264,954,000	$(47,070,117)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,086,388,595	$—	$—	$9,086,388,595
U.S. Government Treasuries	—	1,686,564,698	—	1,686,564,698
Options-Purchased	—	56,917,923	—	56,917,923
Short-Term Investment Securities	325,855,230	—	—	325,855,230

Total Investments at Value	$9,412,243,825	$1,743,482,621	$—	$11,155,726,446

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$8,993,123	$—	$8,993,123

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$47,070,117	$—	$—	$47,070,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.6%
Domestic Equity Investment Companies — 53.0%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,898,590	$100,670,113
Seasons Series Trust Large Cap Value Portfolio, Class 1	24,636,261	397,657,515
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,973,821	47,968,074
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,110,913	51,930,109
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,911,146	126,273,602
Seasons Series Trust Small Cap Portfolio, Class 1	11,394,588	142,394,685
SunAmerica Series Trust Capital Growth Portfolio, Class 1	7,046,281	95,033,829
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	11,320,922	149,111,537
SunAmerica Series Trust Equity Index Portfolio, Class 1	29,056,333	519,459,366
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	12,975,323	245,869,692
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	60,824	429,657
SunAmerica Series Trust Growth-Income Portfolio, Class 1	9,696,579	293,109,656
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	3,230,415	46,507,602
SunAmerica Series Trust Real Estate Portfolio, Class 1	2,960,249	43,504,498
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,130,014	147,823,220
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,685,384	96,474,545
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	13,816,250	248,182,111
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,208,246	295,209,432
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	5,664,668	94,869,000
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,292,241	50,514,031

		3,192,992,274

Domestic Fixed Income Investment Companies — 13.9%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,705,330	148,009,682
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	8,455,573	101,590,464
Seasons Series Trust Real Return Portfolio, Class 1	4,982,400	48,601,246
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	14,382,581	193,554,983
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,421,986	36,254,652
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	31,265,983	281,439,492
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	2,623,715	27,650,033

		837,100,552

International Equity Investment Companies — 12.3%
Seasons Series Trust International Equity Portfolio, Class 1	25,041,639	199,731,258
SunAmerica Series Trust Foreign Value Portfolio, Class 1	17,617,430	248,037,578
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,872,748	143,804,671
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	16,373,075	147,002,948

		738,576,455

International Fixed Income Investment Companies — 2.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1	12,813,061	145,914,189

Total Affiliated Registered Investment Companies (cost $5,074,746,742)		4,914,583,470

U.S. GOVERNMENT TREASURIES — 15.0%
United States Treasury Bonds — 0.9%
6.00% due 02/15/2026	$9,710,000	13,210,912
6.75% due 08/15/2026	12,685,000	18,305,051
6.88% due 08/15/2025	5,170,000	7,344,026
7.50% due 11/15/2024	5,150,000	7,424,044
7.63% due 02/15/2025	5,265,000	7,689,164

		53,973,197

United States Treasury Notes — 14.1%
1.50% due 08/15/2026	50,195,000	48,696,981
1.63% due 02/15/2026	75,747,000	74,492,478
1.63% due 05/15/2026	46,059,000	45,238,597
2.00% due 02/15/2025	79,220,000	80,736,350
2.00% due 08/15/2025	78,110,000	79,449,430
2.13% due 05/15/2025	78,105,000	80,307,796
2.25% due 11/15/2024(1)	77,490,000	80,565,423
2.25% due 11/15/2025	79,405,000	82,351,640
2.38% due 08/15/2024	77,485,000	81,331,975
2.50% due 05/15/2024	75,477,400	79,947,096
2.75% due 11/15/2023(1)	49,981,000	53,743,220
2.75% due 02/15/2024	55,598,000	59,833,011

		846,693,997

Total U.S. Government Treasuries (cost $878,876,049)		900,667,194

OPTIONS - PURCHASED — 0.5%
Put Options-Purchased(4) (cost $31,184,795)	1,610,000	30,750,958

Total Long-Term Investment Securities (cost $5,984,807,586)		5,846,001,622

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Registered Investment Companies — 3.2%
AllianceBernstein Government STIF Portfolio 0.26%(2) (cost $190,881,792)	190,881,792	190,881,792

TOTAL INVESTMENTS (cost $6,175,689,378)(3)	100.3%	6,036,883,414
Liabilities in excess of other assets	(0.3)	(17,851,094)

NET ASSETS	100.0%	$6,019,032,320

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
†	Non-income producing security

STIF-	Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2016.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2017	1,940	1,610,000	$31,184,795	$30,750,958	$(433,837)

Over the Counter Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2017	$2,275	1,610,000	$9,140,733	$4,365,923	$4,774,810

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation/ (Depreciation)
11,800	Long	S&P 500 E-Mini Index	December 2016	$1,265,453,575	$1,250,859,000	$(14,594,575)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,914,583,470	$—	$—	$4,914,583,470
U.S. Government Treasuries	—	900,667,194	—	900,667,194
Options - Purchased	—	30,750,958	—	30,750,958
Short-Term Investment Securities	190,881,792	—	—	190,881,792

Total Investments at Value	$5,105,465,262	$931,418,152	$—	$6,036,883,414

Other Financial Instruments:+
Over the Counter Written Call Options	$—	$4,774,810	$—	$4,774,810

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$14,594,575	$—	$—	$14,594,575

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 31.9%
Australia — 4.7%
AGL Energy, Ltd.	68,406	$998,059
AMP, Ltd.	11,949	41,539
APA Group	111,008	672,172
AusNet Services	601,550	686,398
Australia & New Zealand Banking Group, Ltd.	16,264	344,561
Bank of Queensland, Ltd.	3,738	29,743
Bendigo & Adelaide Bank, Ltd.	4,755	40,259
BHP Billiton, Ltd.	22,651	397,510
Brambles, Ltd.	32,279	283,115
Caltex Australia, Ltd.	18,335	428,605
Cochlear, Ltd.	3,057	297,566
Commonwealth Bank of Australia	10,976	612,766
CSL, Ltd.	8,168	624,508
Dexus Property Group	114,138	776,213
DUET Group	315,614	571,408
Goodman Group	120,481	622,303
GPT Group	227,620	806,881
Mirvac Group	421,240	669,714
National Australia Bank, Ltd.	4,274	91,034
Platinum Asset Management, Ltd.	6,302	23,922
REA Group, Ltd.	1,365	53,101
Scentre Group	305,286	977,693
Sonic Healthcare, Ltd.	30,104	469,223
Stockland	250,051	840,745
Suncorp Group, Ltd.	5,849	53,259
Sydney Airport	152,584	726,602
Tatts Group, Ltd.	106,873	330,071
Telstra Corp., Ltd.	327,984	1,242,497
Transurban Group	68,132	538,493
Vicinity Centres	341,348	745,234
Wesfarmers, Ltd.	34,101	1,063,825
Westfield Corp.	97,965	663,245
Westpac Banking Corp.	22,271	516,209
Woodside Petroleum, Ltd.	3,316	71,563

		17,310,036

Austria — 0.1%
voestalpine AG	13,849	489,984

Bermuda — 0.3%
Arch Capital Group, Ltd.†	1,937	151,028
Axalta Coating Systems, Ltd.†	4,677	117,486
Axis Capital Holdings, Ltd.	2,360	134,449
Cheung Kong Infrastructure Holdings, Ltd.	3,000	24,583
Hongkong Land Holdings, Ltd.	5,700	38,190
IHS Markit, Ltd.†	13,641	501,852
Invesco, Ltd.	1,425	40,028
Kerry Properties, Ltd.	3,000	9,497
XL Group, Ltd.	2,400	83,280

		1,100,393

Cayman Islands — 0.1%
Cheung Kong Property Holdings, Ltd.	13,000	96,299
CK Hutchison Holdings, Ltd.	13,000	160,833
Melco Crown Entertainment, Ltd. ADR	931	15,585
MGM China Holdings, Ltd.	4,400	7,285

		280,002

Curacao — 0.1%
Schlumberger, Ltd.	4,891	382,623

Denmark — 0.0%
AP Moeller—Maersk A/S, Series A	19	27,803

Germany — 0.1%
Brenntag AG	1,579	84,405
Continental AG	481	92,166
Schaeffler AG (preference shares)	460	6,958
thyssenkrupp AG	3,300	76,400

		259,929

Hong Kong — 0.4%
AIA Group, Ltd.	58,800	371,123
Bank of East Asia, Ltd.	5,800	23,370
BOC Hong Kong Holdings, Ltd.	18,000	64,289
CLP Holdings, Ltd.	8,000	81,387
Galaxy Entertainment Group, Ltd.	11,000	45,174
Hang Lung Properties, Ltd.	11,000	24,282
Hang Seng Bank, Ltd.	3,700	66,839
Henderson Land Development Co., Ltd.	5,200	30,809
HKT Trust & HKT, Ltd.	12,000	16,463
Hong Kong & China Gas Co., Ltd.	36,700	71,928
Hong Kong Exchanges and Clearing, Ltd.	5,600	148,312
Hysan Development Co., Ltd.	3,000	13,848
Link REIT	11,000	78,434
New World Development Co., Ltd.	27,000	33,665
Power Assets Holdings, Ltd.	6,500	61,140
Sino Land Co., Ltd.	14,000	23,828
Sun Hung Kai Properties, Ltd.	7,000	104,519
Swire Pacific, Ltd., Class A	2,500	25,997
Swire Properties, Ltd.	5,600	16,102
Wharf Holdings, Ltd.	6,000	45,103
Wheelock & Co., Ltd.	3,000	18,529

		1,365,141

Ireland — 0.4%
Accenture PLC, Class A	7,677	892,374
Allegion PLC	308	19,663
Allergan PLC†	453	94,650
Medtronic PLC	5,719	469,072
Willis Towers Watson PLC	1,234	155,361

		1,631,120

Israel — 0.2%
Azrieli Group, Ltd.	208	8,859
Bank Hapoalim BM	5,209	30,062
Bank Leumi Le-Israel BM†	6,852	25,863
Bezeq The Israeli Telecommunication Corp., Ltd.	10,150	18,441
Check Point Software Technologies, Ltd.†	630	53,273
Israel Chemicals, Ltd.	43,585	155,194
Mizrahi Tefahot Bank, Ltd.	681	8,876
Nice, Ltd.	4,101	272,274
Taro Pharmaceutical Industries, Ltd.†	73	7,410
Teva Pharmaceutical Industries, Ltd.	4,499	188,460

		768,712

Italy — 0.1%
Eni SpA	12,410	179,961

Japan — 3.0%
Acom Co., Ltd.†	5,500	25,384
AEON Financial Service Co., Ltd.	400	7,060
Alfresa Holdings Corp.	4,000	84,753
Aozora Bank, Ltd.	43,000	142,281
Bandai Namco Holdings, Inc.	1,600	48,060
Bank of Kyoto, Ltd.	5,000	36,760
Central Japan Railway Co.	300	51,106
Chiba Bank, Ltd.	19,000	117,765
Chubu Electric Power Co., Inc.	9,800	144,332
Chugoku Bank, Ltd.	5,600	75,293
Chugoku Electric Power Co., Inc.	6,700	78,455
Concordia Financial Group, Ltd.	25,700	119,396
Credit Saison Co., Ltd.	1,500	25,975
Dai-ichi Life Insurance Co., Ltd.	6,700	98,452
Daito Trust Construction Co., Ltd.	400	67,035
Daiwa House Industry Co., Ltd.	4,300	118,335
Daiwa Securities Group, Inc.	20,000	119,710
Dentsu, Inc.	400	19,987
East Japan Railway Co.	800	70,617
Electric Power Development Co., Ltd.	800	18,667
FANUC Corp.	1,000	187,661
Fukuoka Financial Group, Inc.	12,000	52,064
Hachijuni Bank, Ltd.	18,500	101,082
Hakuhodo DY Holdings, Inc.	1,500	18,065
Hikari Tsushin, Inc.	200	18,385
Hiroshima Bank, Ltd.	21,000	90,112
Hitachi Construction Machinery Co., Ltd.	1,600	33,520
Hitachi, Ltd.	4,000	21,329
Hokuriku Electric Power Co.	5,300	60,293
Iida Group Holdings Co., Ltd.	1,700	32,891
Inpex Corp.	6,200	58,270
Iyo Bank, Ltd.	15,700	96,712
Japan Exchange Group, Inc.	5,600	83,463
Japan Post Bank Co., Ltd.	19,700	232,560
Japan Post Holdings Co., Ltd.	15,200	193,932
Japan Tobacco, Inc.	900	34,277
JFE Holdings, Inc.	200	2,873
JSR Corp.	14,800	225,521
JX Holdings, Inc.	9,800	38,865
Kansai Electric Power Co., Inc.†	9,200	88,122
KDDI Corp.	10,400	316,552
Kyushu Electric Power Co., Inc.	6,200	56,342
Kyushu Financial Group, Inc.	15,500	103,314
Lawson, Inc.	300	22,828
Mabuchi Motor Co., Ltd.	700	40,784
Makita Corp.	3,200	221,837
Mebuki Financial Group, Inc.	40,950	146,041
Medipal Holdings Corp.	2,900	49,638
MEIJI Holdings Co., Ltd.	100	9,993
Mitsubishi Corp.	3,100	67,723
Mitsubishi Estate Co., Ltd.	7,000	138,939
Mitsubishi UFJ Financial Group, Inc.	66,800	346,899
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,500	31,549
Mitsui Fudosan Co., Ltd.	3,000	68,385
Mizuho Financial Group, Inc.	203,400	343,493
MS&AD Insurance Group Holdings, Inc.	7,000	208,391
Murata Manufacturing Co., Ltd.	300	41,966
Nabtesco Corp.	1,000	29,942
Nexon Co., Ltd.	29,500	503,528
NGK Insulators, Ltd.	18,500	340,116
Nintendo Co., Ltd.	200	48,517
Nippon Steel & Sumitomo Metal Corp.	5,200	103,063
Nippon Telegraph & Telephone Corp.	6,700	297,721
Nitori Holdings Co., Ltd.	300	35,959
Nomura Holdings, Inc.	16,900	84,847
NTT DOCOMO, Inc.	13,600	342,432
Oriental Land Co., Ltd.	1,200	70,224
ORIX Corp.	18,200	289,045
Osaka Gas Co., Ltd.	32,000	133,255
Panasonic Corp.	11,000	115,066
Rakuten, Inc.	1,800	20,811
Resona Holdings, Inc.	32,100	142,639
Rinnai Corp.	900	86,679
Sankyo Co., Ltd.	1,400	49,395
SBI Holdings, Inc.	3,600	42,910
Sekisui Chemical Co., Ltd.	1,700	26,828
Sekisui House, Ltd.	3,500	57,955
Seven & i Holdings Co., Ltd.	100	4,179
Seven Bank, Ltd.	23,300	71,764
Shikoku Electric Power Co., Inc.†	3,300	31,090
Shimano, Inc.	400	68,504
Shinsei Bank, Ltd.	30,000	48,632
Shizuoka Bank, Ltd.	14,000	118,413
Showa Shell Sekiyu KK	2,800	26,192
SMC Corp.	400	116,296
SoftBank Group Corp.	3,100	195,158
Sompo Japan Nipponkoa Holdings, Inc.	5,500	178,526
Sony Corp.	4,900	157,041
Sony Financial Holdings, Inc.	3,200	45,039
Sumitomo Electric Industries, Ltd.	1,700	25,199
Sumitomo Mitsui Financial Group, Inc.	8,700	303,052
Sumitomo Mitsui Trust Holdings, Inc.	3,900	132,021
Sumitomo Realty & Development Co., Ltd.	1,000	26,347
Suruga Bank, Ltd.	5,000	122,294
Suzuken Co., Ltd.	2,000	64,365
Suzuki Motor Corp.	3,900	138,715
T&D Holdings, Inc.	8,800	106,654
Toho Co., Ltd.	900	27,076
Toho Gas Co., Ltd.	6,000	55,669
Tohoku Electric Power Co., Inc.	8,200	100,477
Tokyo Electric Power Co. Holdings, Inc.†	12,600	49,021
Tokyo Electron, Ltd.	3,100	280,469
Tokyo Gas Co., Ltd.	19,000	86,276
Toyota Motor Corp.	300	17,390
Toyota Tsusho Corp.	2,200	52,089
Yamada Denki Co., Ltd.	1,300	6,731
Yamaguchi Financial Group, Inc.	14,000	154,591

Yamaha Corp.	800	28,645

		11,012,941

Jersey — 0.1%
Delphi Automotive PLC	1,592	103,591
Glencore PLC†	21,506	65,808
Shire PLC	2,685	152,820

		322,219

Luxembourg — 0.0%
Millicom International Cellular SA SDR	323	14,201

Netherlands — 0.1%
LyondellBasell Industries NV, Class A	3,095	246,207
Mobileye NV†	2,209	82,131
Sensata Technologies Holding NV†	2,054	73,389

		401,727

New Zealand — 0.0%
Auckland International Airport, Ltd.	4,647	21,899
Contact Energy, Ltd.	3,491	11,858
Mercury NZ, Ltd.	3,359	7,326
Meridian Energy, Ltd.	6,268	11,519
Ryman Healthcare, Ltd.	1,834	11,646
Spark New Zealand, Ltd.	8,949	23,422

		87,670

Norway — 0.3%
DNB ASA	20,392	294,933
Gjensidige Forsikring ASA	16,308	292,316
Marine Harvest ASA	4,184	75,908
Norsk Hydro ASA	27,443	122,728
Schibsted ASA, Class B	2,642	59,476
Statoil ASA	12,673	207,680
Telenor ASA	12,994	206,807
Yara International ASA	621	21,947

		1,281,795

Portugal — 0.0%
EDP—Energias de Portugal SA	11,298	37,344

Singapore — 0.2%
Ascendas Real Estate Investment Trust	11,000	18,739
CapitaLand Commercial Trust, Ltd.	10,100	11,434
CapitaLand Mall Trust	12,100	18,003
CapitaLand, Ltd.	12,500	27,763
City Developments, Ltd.	2,000	12,205
DBS Group Holdings, Ltd.	8,600	92,722
Global Logistic Properties, Ltd.	13,000	16,586
Jardine Cycle & Carriage, Ltd.	400	12,139
Oversea-Chinese Banking Corp., Ltd.	15,100	92,038
Singapore Exchange, Ltd.	3,900	19,875
Singapore Telecommunications, Ltd.	38,900	108,487
StarHub, Ltd.	2,900	7,045
Suntec Real Estate Investment Trust	11,700	14,128
United Overseas Bank, Ltd.	6,300	85,041
UOL Group, Ltd.	2,300	9,374

		545,579

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	38,111	275,197
Banco Santander SA	71,864	353,185
Bankinter SA	8,534	65,334
CaixaBank SA	38,884	117,682
Endesa SA	1,550	32,950
Gas Natural SDG SA	1,709	33,722
Iberdrola SA	26,450	180,281
Industria de Diseno Textil SA	256	8,949
Mapfre SA	120,123	356,959
Telefonica SA	16,910	171,893

		1,596,152

Sweden — 0.0%
Atlas Copco AB, Class B	1,904	49,792

Switzerland — 2.7%
ABB, Ltd.	2,067	42,612
Actelion, Ltd.	598	86,417
Baloise Holding AG	2,787	343,041
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	5	25,971
Cie Financiere Richemont SA	2,618	168,395
Credit Suisse Group AG	15,332	214,126
EMS-Chemie Holding AG	1,746	876,485
Geberit AG	4,942	2,091,067
Julius Baer Group, Ltd.	4,246	172,106
Kuehne & Nagel International AG	460	62,384
LafargeHolcim, Ltd.	2,221	118,619
Nestle SA	14,150	1,025,984
Novartis AG	11,634	827,683
Pargesa Holding SA (BR)	9,373	629,413
Partners Group Holding AG	607	307,319
Roche Holding AG	3,650	839,144
Schindler Holding AG	100	18,493
Sika AG (BR)	5	24,031
Sonova Holding AG	256	34,330
Swatch Group AG	243	14,010
Swatch Group AG (BR)	151	45,427
Swiss Life Holding AG	897	237,496
Swiss Prime Site AG	342	28,357
Swiss Re AG	5,091	472,804
Swisscom AG	465	212,729
Syngenta AG	453	181,099
TE Connectivity, Ltd.	574	36,087
Transocean, Ltd.†	1,103	10,600
UBS Group AG	32,525	460,159
Zurich Insurance Group AG	1,301	340,386

		9,946,774

United Kingdom — 2.1%
3i Group PLC	4,745	38,971
Anglo American PLC†	1,358	18,799
Antofagasta PLC	20,092	133,538
Aon PLC	4,938	547,279
Associated British Foods PLC	561	16,906
Aviva PLC	24,095	130,592

Barclays PLC	92,097	214,519
BHP Billiton PLC	15,106	228,256
BP PLC	101,898	603,286
British Land Co. PLC	4,770	34,184
BT Group PLC	39,952	183,844
Croda International PLC	4,473	191,514
GKN PLC	121,803	475,886
GlaxoSmithKline PLC	2,292	45,406
Hargreaves Lansdown PLC	451	6,403
HSBC Holdings PLC	89,259	673,217
ICAP PLC	6,831	40,510
Investec PLC	2,803	17,429
Johnson Matthey PLC	7,351	306,819
Kingfisher PLC	11,087	49,030
Land Securities Group PLC	3,857	47,163
Legal & General Group PLC	2,730	6,997
Liberty Global PLC, Class A†	16,381	534,021
Lloyds Banking Group PLC	109,800	76,955
London Stock Exchange Group PLC	1,349	46,398
Mondi PLC	46,343	905,313
Nielsen Holdings PLC	5,147	231,718
Provident Financial PLC	206	7,438
Prudential PLC	11,239	183,581
Rio Tinto PLC	6,677	232,062
Rolls-Royce Holdings PLC, Class C† (Entitlement Shares)	46,434	57
Royal Bank of Scotland Group PLC†	28,571	66,130
Royal Dutch Shell PLC, Class A	17,495	436,522
Royal Dutch Shell PLC, Class B	14,393	372,600
Schroders PLC	4,265	147,162
Sky PLC	37,291	373,370
Standard Chartered PLC†	14,536	126,662

		7,750,537

United States — 16.5%
3M Co.	955	157,861
Abbott Laboratories	393	15,421
AbbVie, Inc.	5,853	326,480
Adobe Systems, Inc.†	198	21,287
AES Corp.	20,645	242,992
Aetna, Inc.	1,127	120,983
Aflac, Inc.	12,624	869,415
AGCO Corp.	8,307	424,322
Air Products & Chemicals, Inc.	500	66,710
Alaska Air Group, Inc.	395	28,527
Allstate Corp.	4,351	295,433
Alphabet, Inc., Class A†	1,140	923,286
Alphabet, Inc., Class C†	902	707,655
Altria Group, Inc.	994	65,723
Amazon.com, Inc.†	1,171	924,879
American Express Co.	4,957	329,244
Ameriprise Financial, Inc.	2,009	177,576
Amgen, Inc.	2,503	353,323
Anadarko Petroleum Corp.	1,358	80,720
ANSYS, Inc.†	7,620	696,087
Anthem, Inc.	845	102,972
Apache Corp.	1,344	79,941
Apartment Investment & Management Co., Class A	503	22,167
Apple, Inc.	15,730	1,785,984
Applied Materials, Inc.	25,492	741,307
Arthur J. Gallagher & Co.	3,059	147,536
Assurant, Inc.	486	39,133
AT&T, Inc.	18,872	694,301
Autoliv, Inc.	2,368	229,175
AutoZone, Inc.†	15	11,132
Avery Dennison Corp.	2,871	200,367
Baker Hughes, Inc.	846	46,868
Ball Corp.	322	24,817
Bank of America Corp.	38,301	631,966
Bank of New York Mellon Corp.	6,982	302,111
Baxter International, Inc.	1,572	74,811
BB&T Corp.	2,876	112,739
Becton Dickinson and Co.	1,959	328,936
Berkshire Hathaway, Inc., Class B†	9,037	1,304,039
Biogen, Inc.†	457	128,042
Boeing Co.	1,186	168,922
BorgWarner, Inc.	23,800	852,992
Boston Scientific Corp.†	5,692	125,224
Bristol-Myers Squibb Co.	2,690	136,948
C.R. Bard, Inc.	389	84,289
Cabot Oil & Gas Corp.	1,332	27,812
Capital One Financial Corp.	1,829	135,419
Caterpillar, Inc.	3,417	285,183
Celanese Corp., Series A	16,662	1,214,993
Celgene Corp.†	2,292	234,197
Centene Corp.†	548	34,239
Charles Schwab Corp.	6,207	196,762
Chesapeake Energy Corp.†	2,096	11,549
Chevron Corp.	5,273	552,347
Cigna Corp.	1,045	124,177
Cimarex Energy Co.	67	8,652
Cisco Systems, Inc.	19,588	600,960
Citigroup, Inc.	9,720	477,738
Citizens Financial Group, Inc.	1,227	32,319
CME Group, Inc.	2,433	243,543
Colgate-Palmolive Co.	10,728	765,550
Comcast Corp., Class A	4,614	285,237
ConocoPhillips	6,455	280,470
Cooper Cos., Inc.	152	26,758
Corning, Inc.	3,180	72,218
Coty, Inc., Class A	223	5,127
CSRA, Inc.	468	11,742
CVS Health Corp.	1,115	93,772
Danaher Corp.	2,981	234,158
Dell Technologies, Inc.—VMware, Inc., Class V†	82	4,025
Devon Energy Corp.	890	33,722
Discover Financial Services	1,825	102,802
Discovery Communications, Inc., Class A†	3,590	93,735
Dow Chemical Co.	4,554	245,051
E.I. du Pont de Nemours & Co.	3,094	212,836
eBay, Inc.†	25,668	731,795
Edwards Lifesciences Corp.†	683	65,035
Eli Lilly & Co.	4,975	367,354
Emerson Electric Co.	1,766	89,501

EOG Resources, Inc.	1,942	175,596
Equity Residential	1,174	72,495
Expeditors International of Washington, Inc.	37,364	1,923,125
Express Scripts Holding Co.†	1,109	74,747
Exxon Mobil Corp.	18,243	1,520,007
Facebook, Inc., Class A†	9,016	1,181,006
Fifth Third Bancorp	1,552	33,772
First Republic Bank	564	41,979
First Solar, Inc.†	247	10,001
Flowserve Corp.	3,050	129,168
FMC Technologies, Inc.†	200	6,454
FNF Group	1,812	65,069
Fortive Corp.	3,974	202,873
Franklin Resources, Inc.	4,474	150,595
Gartner, Inc.†	2,653	228,264
General Electric Co.	24,002	698,458
Gilead Sciences, Inc.	4,676	344,294
Goldman Sachs Group, Inc.	2,772	494,081
Goodyear Tire & Rubber Co.	14,357	416,784
Halliburton Co.	1,249	57,454
Harman International Industries, Inc.	740	58,985
Hasbro, Inc.	2,412	201,185
HCA Holdings, Inc.†	4,200	321,426
Home Depot, Inc.	4,969	606,268
Honeywell International, Inc.	1,099	120,538
Illinois Tool Works, Inc.	1,064	120,838
Intercontinental Exchange, Inc.	1,853	501,033
International Business Machines Corp.	6,847	1,052,315
International Flavors & Fragrances, Inc.	4,548	594,787
Johnson & Johnson	10,541	1,222,651
JPMorgan Chase & Co.	17,683	1,224,725
Kinder Morgan, Inc.	273	5,577
KLA-Tencor Corp.	5,196	390,272
Kraft Heinz Co.	104	9,251
Lam Research Corp.	9,304	901,185
Lear Corp.	3,777	463,740
Legg Mason, Inc.	296	8,501
Leucadia National Corp.	574	10,717
Lincoln National Corp.	57	2,798
LKQ Corp.†	347	11,201
Loews Corp.	6,703	288,430
M&T Bank Corp.	542	66,520
Markel Corp.†	163	143,021
Marsh & McLennan Cos., Inc.	4,433	281,008
MasterCard, Inc., Class A	9,725	1,040,769
McCormick & Co., Inc.	281	26,939
McDonald’s Corp.	1,722	193,846
McKesson Corp.	570	72,487
Mead Johnson Nutrition Co.	1,350	100,940
Merck & Co., Inc.	8,753	513,976
MetLife, Inc.	4,113	193,146
Microchip Technology, Inc.	178	10,778
Microsoft Corp.	22,866	1,370,131
Mondelez International, Inc., Class A	10,423	468,410
Moody’s Corp.	2,877	289,196
Morgan Stanley	5,799	194,672
Nasdaq, Inc.	2,688	171,951
National Oilwell Varco, Inc.	1,780	57,138
Navient Corp.	2,814	35,963
Netflix, Inc.†	155	19,355
New York Community Bancorp, Inc.	9,733	139,766
Newmont Mining Corp.	7,475	276,874
News Corp., Class B	385	4,774
NIKE, Inc., Class B	6,435	322,908
Northern Trust Corp.	1,576	114,134
Occidental Petroleum Corp.	460	33,539
Omnicom Group, Inc.	5,328	425,281
Oracle Corp.	9,994	383,969
Owens-Illinois, Inc.†	521	10,055
PayPal Holdings, Inc.†	2,173	90,527
PepsiCo, Inc.	2,260	242,272
PerkinElmer, Inc.	351	17,862
Pfizer, Inc.	24,086	763,767
Philip Morris International, Inc.	8,681	837,196
Phillips 66	782	63,459
Pioneer Natural Resources Co.	134	23,989
Pitney Bowes, Inc.	596	10,633
Praxair, Inc.	3,337	390,629
Priceline Group, Inc.†	10	14,742
Procter & Gamble Co.	8,657	751,428
Progressive Corp.	6,020	189,690
Prudential Financial, Inc.	6,943	588,697
QUALCOMM, Inc.	19,207	1,319,905
Quanta Services, Inc.†	485	13,944
Quintiles IMS Holdings, Inc.†	315	22,598
Ralph Lauren Corp.	58	5,690
Ryder System, Inc.	171	11,866
S&P Global, Inc.	2,793	340,327
Sabre Corp.	3,886	100,375
SEI Investments Co.	540	23,938
Simon Property Group, Inc.	216	40,167
Southwestern Energy Co.†	900	9,351
St. Jude Medical, Inc.	1,937	150,776
Stanley Black & Decker, Inc.	1,464	166,662
Starbucks Corp.	3,209	170,302
State Street Corp.	977	68,595
Stryker Corp.	2,074	239,236
SunTrust Banks, Inc.	1,739	78,655
Synchrony Financial	878	25,102
TD Ameritrade Holding Corp.	1,036	35,442
Teradata Corp.†	419	11,296
Texas Instruments, Inc.	4,845	343,268
Thermo Fisher Scientific, Inc.	380	55,871
Tiffany & Co.	364	26,725
Time Warner, Inc.	6,152	547,466
Torchmark Corp.	2,514	159,413
Travelers Cos., Inc.	926	100,175
Twenty-First Century Fox, Inc., Class A	6,667	175,142
Under Armour, Inc., Class C†	245	6,336
United Parcel Service, Inc., Class B	2,645	285,025
UnitedHealth Group, Inc.	3,691	521,649
Urban Outfitters, Inc.†	286	9,567
US Bancorp	11,202	501,402
Valero Energy Corp.	421	24,940

Varian Medical Systems, Inc.†	833	75,578
VeriSign, Inc.†	605	50,832
Verizon Communications, Inc.	15,045	723,664
VF Corp.	1,275	69,118
Visa, Inc., Class A	2,826	233,173
Voya Financial, Inc.	1,140	34,827
WABCO Holdings, Inc.†	5,483	539,856
Wal-Mart Stores, Inc.	4,266	298,705
Walgreens Boots Alliance, Inc.	404	33,423
Walt Disney Co.	8,558	793,241
Wells Fargo & Co.	23,341	1,073,919
Western Union Co.	23,036	462,333
Whirlpool Corp.	754	112,964
Williams Cos., Inc.	219	6,395
WR Berkley Corp.	1,851	105,692
Xylem, Inc.	8,339	403,024
Yum! Brands, Inc.	712	61,431
Zimmer Biomet Holdings, Inc.	797	84,004
Zions Bancorporation	659	21,226

		60,769,114

Total Common Stocks (cost $118,211,714)		117,611,549

U.S. GOVERNMENT TREASURIES — 20.4%
United States Treasury Notes
2.00% due 11/30/2022	10,278,100	10,559,144
2.00% due 02/15/2025	10,278,100	10,474,833
2.00% due 08/15/2025	10,278,100	10,454,349
2.25% due 11/15/2025	10,278,100	10,659,510
2.50% due 05/15/2024	10,278,100	10,886,759
2.75% due 11/15/2023	10,278,100	11,051,763
2.75% due 02/15/2024	10,278,100	11,061,004

Total U.S. Government Treasuries (cost $76,086,896)		75,147,362

OPTIONS - PURCHASED — 0.3%
Put Options-Purchased(2) (cost $1,368,097)	1,003	960,520

Total Long-Term Investment Securities (cost $195,666,707)		193,719,431

SHORT-TERM INVESTMENT SECURITIES — 40.5%
Time Deposits — 40.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $149,368,000)	149,368,000	149,368,000

TOTAL INVESTMENTS (cost $345,034,707)(1)	93.1%	343,087,431
Other assets less liabilities	6.9	25,316,264

NET ASSETS	100.0%	$368,403,695

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Purchased Options:

Exchange-Traded Put Options - Purchased
						Unrealized
		Strike	Number of	Premiums	Value at	Appreciation/
Issue	Expiration Month	Price	Contracts	Paid	October 31, 2016	(Depreciation)
S&P 500 Index	December 2016	$1,870	295	$375,311	$171,100	$(204,211)
S&P 500 Index	January 2017	1,850	708	992,786	789,420	(203,366)

				1,368,097	960,520	(407,577)

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

BR — Bearer Shares

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
597	Long	Australia 3 Year Bonds	December 2016	$51,353,302	$51,115,960	$(237,342)
108	Long	CAC40 10 Euro	November 2016	5,310,038	5,342,773	32,735
419	Long	Euro STOXX 50	December 2016	13,796,804	14,042,498	245,694
16	Long	Dax Index	December 2016	4,609,909	4,688,272	78,363
16	Long	FTSE MIB Index	December 2016	1,442,365	1,502,425	60,060
31	Long	Amsterdam Index	November 2016	3,045,618	3,070,891	25,273
4	Long	Ibex 35 Index	November 2016	386,366	400,762	14,396
3	Long	Hang Seng Index	November 2016	455,237	443,005	(12,232)
104	Long	Tokyo Price Index	December 2016	13,206,668	13,834,271	627,603
129	Long	FSTE 100 Index	December 2016	10,624,134	10,940,620	316,486
12	Long	MSCI Singapore Index	November 2016	270,958	265,833	(5,125)
210	Long	OMXS30 Index	November 2016	3,342,033	3,359,084	17,051
894	Long	U.S Treasury 10 Year Notes	December 2016	116,993,443	115,884,750	(1,108,693)
512	Long	S&P 500 E-Mini Index	December 2016	54,507,028	54,274,560	(232,468)
289	Long	Euro FX Currency	December 2016	40,548,722	39,690,538	(858,184)
100	Short	SPI 200 Index	December 2016	9,881,283	10,060,255	(178,972)
28	Short	Japanese Yen Currency	December 2016	3,454,916	3,340,925	113,991
282	Short	U.S Treasury 5 Year Notes	December 2016	34,282,475	34,064,718	217,757
207	Short	U.S Treasury Ultra Long Bonds	December 2016	38,277,119	36,419,063	1,858,056
155	Short	Audusd Currency	December 2016	11,543,158	11,767,600	(224,442)
10	Short	Swiss Franc Currency	December 2016	1,285,109	1,265,250	19,859

						$769,866

Industry Allocation*
Time Deposits	40.5%
United States Treasury Notes	20.4
Real Estate Investment Trusts	1.7
Banks-Commercial	1.5
Diversified Banking Institutions	1.5
Medical-Drugs	1.3
Telephone-Integrated	1.2
Oil Companies-Integrated	1.2
Insurance-Life/Health	0.9
Auto/Truck Parts & Equipment-Original	0.8
Chemicals-Diversified	0.8
Semiconductor Equipment	0.7
Electric-Integrated	0.7
Transport-Services	0.6
Building & Construction Products-Misc.	0.6
Computer Services	0.6
Insurance-Reinsurance	0.6
Insurance-Multi-line	0.6
Computers	0.5
Finance-Credit Card	0.5
Medical-Biomedical/Gene	0.5
E-Commerce/Products	0.5
Web Portals/ISP	0.5
Multimedia	0.5
Insurance-Property/Casualty	0.5
Banks-Super Regional	0.4
Commercial Services-Finance	0.4
Food-Misc./Diversified	0.4
Cosmetics & Toiletries	0.4
Applications Software	0.4
Semiconductor Components-Integrated Circuits	0.4
Electric-Distribution	0.4
Finance-Other Services	0.4
Internet Content-Entertainment	0.3
Cable/Satellite TV	0.3
Medical Products	0.3
Insurance Brokers	0.3
Food-Retail	0.3
Diversified Manufacturing Operations	0.3
Options Purchased	0.3
Tobacco	0.2
Paper & Related Products	0.2
Oil Companies-Exploration & Production	0.2
Chemicals-Plastics	0.2
Investment Management/Advisor Services	0.2
Airport Development/Maintenance	0.2
Computer Aided Design	0.2
Pipelines	0.2
Chemicals-Specialty	0.2
Retail-Building Products	0.2
Diversified Minerals	0.2
Investment Companies	0.2
Networking Products	0.2
Rubber-Tires	0.2
Entertainment Software	0.2
Retail-Restaurants	0.2
Tools-Hand Held	0.2
Diversified Financial Services	0.2
Medical-HMO	0.1
Medical Instruments	0.1
Steel-Producers	0.1
Oil Refining & Marketing	0.1
Real Estate Operations & Development	0.1
Public Thoroughfares	0.1
Machinery-Pumps	0.1
Banks-Fiduciary	0.1
Oil-Field Services	0.1
Finance-Investment Banker/Broker	0.1
MRI/Medical Diagnostic Imaging	0.1
Industrial Gases	0.1
Advertising Agencies	0.1
Machinery-Farming	0.1
Enterprise Software/Service	0.1
Gas-Distribution	0.1
Cellular Telecom	0.1
Machinery-Construction & Mining	0.1
Telecom Services	0.1
Electronic Components-Semiconductors	0.1
Audio/Video Products	0.1
Lottery Services	0.1
Athletic Footwear	0.1
Medical-Hospitals	0.1
Finance-Leasing Companies	0.1
Diagnostic Equipment	0.1
Retail-Discount	0.1
Metal-Diversified	0.1
Toys	0.1
Real Estate Management/Services	0.1
Diversified Operations/Commercial Services	0.1
Gold Mining	0.1
Telecommunication Equipment	0.1
Commercial Services	0.1
Diversified Operations	0.1
Beverages-Non-alcoholic	0.1
Consulting Services	0.1
Rubber & Vinyl	0.1
Agricultural Chemicals	0.1
Electronic Measurement Instruments	0.1
Office Supplies & Forms	0.1
Medical-Generic Drugs	0.1
Industrial Automated/Robotic	0.1
Aerospace/Defense	0.1
Auto-Cars/Light Trucks	0.1

93.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$7,750,480	$57	$—	$7,750,537
Other Countries	109,861,012	—	—	109,861,012
U.S. Government Treasuries	—	75,147,362	—	75,147,362
Options-Purchased	960,520	—	—	960,520
Short-Term Investment Securities	—	149,368,000	—	149,368,000

Total Investments at Value	$118,572,012	$224,515,419	$—	$343,087,431

Other Financial Instruments:†
Futures Contracts	$3,627,324	$—	$—	$3,627,324

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,857,458	$—	$—	$2,857,458

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $14,786,302 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 30.0%
Australia — 0.6%
Adelaide Brighton, Ltd.	13,828	$56,276
ASX, Ltd.	3,868	138,675
Beach Energy, Ltd.	51,801	28,569
BHP Billiton, Ltd.	9,249	162,314
BT Investment Management, Ltd.	1,994	14,031
BWP Trust	18,979	42,879
carsales.com, Ltd.	6,249	50,674
Charter Hall Group	19,764	70,662
Coca-Cola Amatil, Ltd.	20,439	148,327
CSL, Ltd.	1,372	104,900
Downer EDI, Ltd.	7,013	31,102
Iluka Resources, Ltd.	6,084	26,704
IRESS, Ltd.	4,264	36,815
Macquarie Group, Ltd.	3,176	192,795
Metals X, Ltd.†	13,057	13,707
Monadelphous Group Ltd	1,841	13,052
Myer Holdings, Ltd.	30,369	27,145
OZ Minerals, Ltd.	6,912	35,228
REA Group, Ltd.	491	19,101
Resolute Mining, Ltd.	10,924	12,506
Rio Tinto, Ltd.	1,932	79,627
Sandfire Resources NL	7,006	27,713
SEEK, Ltd.	8,672	96,577
Southern Cross Media Group, Ltd.	26,341	28,854
Telstra Corp., Ltd.	67,797	256,834

		1,715,067

Austria — 0.0%
OMV AG	3,420	106,904

Belgium — 0.1%
AGFA Gevaert NV†	5,659	23,544
Colruyt SA	1,089	58,535
Melexis NV	891	58,402
Proximus SADP	6,028	172,578
Sofina SA	312	43,600

		356,659

Bermuda — 0.3%
Axis Capital Holdings, Ltd.	2,000	113,940
Everest Re Group, Ltd.	900	183,168
Hiscox, Ltd.	5,005	62,548
Hongkong Land Holdings, Ltd.	14,800	99,160
Kunlun Energy Co., Ltd.	110,000	83,257
Luk Fook Holdings International, Ltd.	9,000	26,400
RenaissanceRe Holdings, Ltd.	1,100	136,719

		705,192

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA, Class B(preference shares)	8,400	35,790
Itausa—Investimentos Itau SA (preference shares)	26,300	77,779
Multiplus SA	1,900	25,762

		139,331

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	1,100	55,858

Canada — 0.8%
Athabasca Oil Corp.†	31,800	29,873
BCE, Inc.	2,900	131,757
Boardwalk Real Estate Investment Trust	900	33,026
Bonavista Energy Corp.	13,700	44,737
Cameco Corp.	12,300	94,728
Capital Power Corp.	1,400	21,554
Centerra Gold, Inc.	5,400	27,296
CGI Group, Inc., Class A†	3,400	161,496
CI Financial Corp.	3,400	62,560
Constellation Software, Inc.	100	46,846
Crescent Point Energy Corp.	4,700	55,960
Crew Energy, Inc.†	9,900	48,640
Dollarama, Inc.	500	37,363
Dominion Diamond Corp.	2,400	20,398
Dorel Industries, Inc., Class B	500	12,693
Eldorado Gold Corp.†	9,100	28,698
Enbridge Income Fund Holdings, Inc.	2,900	73,597
Entertainment One, Ltd.	13,190	37,488
Genworth MI Canada, Inc.	1,600	34,748
Goldcorp, Inc.	4,000	60,747
Gran Tierra Energy, Inc.†	8,300	24,153
Husky Energy, Inc.†	4,400	47,336
IAMGOLD Corp.†	5,700	22,820
Kelt Exploration Ltd†	15,500	68,527
Kinross Gold Corp.†	12,200	47,388
Linamar Corp.	800	32,536
Lundin Mining Corp.†	9,800	38,358
Magna International, Inc.	2,900	119,066
Manulife Financial Corp.	13,200	191,215
MEG Energy Corp.†	12,300	50,161
Nevsun Resources, Ltd.	5,500	15,951
Open Text Corp.	2,100	130,387
Pengrowth Energy Corp.	9,500	14,661
Penn West Petroleum, Ltd.†	23,700	37,813
RioCan Real Estate Investment Trust	3,300	64,165
Surge Energy, Inc.	20,800	42,490
Teck Resources, Ltd., Class B	2,700	58,296
Transcontinental, Inc., Class A	900	12,038
Turquoise Hill Resources, Ltd.†	6,300	19,539
WestJet Airlines, Ltd.	2,300	37,639
Yamana Gold, Inc.	10,500	37,497

		2,176,241

Cayman Islands — 0.0%
Hengan International Group Co., Ltd.	10,500	83,601

Curacao — 0.1%
Schlumberger, Ltd.	2,300	179,929

Czech Republic — 0.0%
CEZ AS	3,786	71,354

Denmark — 0.2%
Coloplast A/S, Class B	1,709	119,250
NNIT A/S*	1,402	41,693
Novo Nordisk A/S, Class B	10,139	362,716
Novozymes A/S, Class B	929	34,510

		558,169

Finland — 0.2%
Orion Oyj, Class B	2,355	100,280
Sampo Oyj, Class A	5,149	236,097
Stora Enso Oyj, Class R	6,520	61,661
UPM-Kymmene Oyj	5,549	129,138

		527,176

France — 0.8%
AXA SA	11,453	258,177
BNP Paribas SA	3,600	208,818
Chargeurs SA	806	14,024
Christian Dior SE	449	86,625

Engie SA	10,564	152,322
Euler Hermes SA	606	52,587
Eutelsat Communications SA	2,020	42,353
Faurecia	648	23,837
Hermes International	92	37,277
Imerys SA	797	55,434
Metropole Television SA	1,848	32,205
Neopost SA	531	16,077
Peugeot SA†	2,256	33,792
Plastic Omnium SA	969	31,571
Publicis Groupe SA	3,050	209,259
Sanofi	7,022	546,988
Societe Generale SA	2,957	115,429
TOTAL SA	7,629	366,144

		2,282,919

Germany — 0.7%
adidas AG	478	78,394
BASF SE	4,336	382,216
Bayer AG	4,938	489,434
Commerzbank AG	3,999	27,160
Covestro AG*	4,283	253,138
Deutsche Bank AG†	4,282	61,836
GFK SE	936	31,575
HUGO BOSS AG	1,343	84,343
Muenchener Rueckversicherungs-Gesellschaft AG	747	144,815
Porsche Automobil Holding SE (preference shares)	928	50,044
Siemens AG	3,295	374,188
Software AG	899	32,666

		2,009,809

Greece — 0.0%
OPAP SA	1,619	13,809

Guernsey — 0.1%
Amdocs, Ltd.	1,900	111,055

Hong Kong — 0.5%
BOC Hong Kong Holdings, Ltd.	35,500	126,793
China Mobile, Ltd.	5,500	63,010
China Overseas Land & Investment, Ltd.	16,000	49,410
CLP Holdings, Ltd.	19,000	193,294
Guangdong Investment, Ltd.	46,000	69,514
Hang Lung Properties, Ltd.	13,000	28,697
Hang Seng Bank, Ltd.	6,600	119,226
HKT Trust & HKT, Ltd.	56,000	76,828
Hopewell Holdings, Ltd.	9,000	31,564
Hysan Development Co., Ltd.	8,000	36,928
Link REIT	15,500	110,521
Sun Hung Kai Properties, Ltd.	6,000	89,587
Swire Pacific, Ltd., Class A	7,500	77,993
Swire Properties, Ltd.	12,400	35,654
Wharf Holdings, Ltd.	16,000	120,275
Wheelock & Co., Ltd.	9,000	55,586

		1,284,880

India — 0.0%
Infosys, Ltd. ADR	4,400	67,144

Indonesia — 0.0%
Vale Indonesia Tbk PT†	167,200	34,855

Ireland — 0.3%
Accenture PLC, Class A	500	58,120
Allegion PLC	900	57,456
Bank of Ireland†	156,917	33,590
Eaton Corp. PLC	4,000	255,080
Medtronic PLC	5,500	451,110

		855,356

Isle of Man — 0.0%
Playtech PLC	6,179	70,186

Israel — 0.2%
Bank Hapoalim BM	13,072	75,441
Bank Leumi Le-Israel BM†	8,231	31,068
Check Point Software Technologies, Ltd.†	3,400	287,504
Taro Pharmaceutical Industries, Ltd.†	1,000	101,510
Teva Pharmaceutical Industries, Ltd. ADR	3,100	132,494

		628,017

Italy — 0.2%
Azimut Holding SpA	3,403	54,615
Banca IFIS SpA	597	17,269
Banca Mediolanum SpA	11,732	81,137
DiaSorin SpA	311	19,118
Enel SpA	43,111	185,514
Eni SpA	9,876	143,215
Mediobanca SpA	14,981	109,773
Recordati SpA	1,641	46,440

		657,081

Japan — 2.8%
ABC-Mart, Inc.	1,200	73,119
Adastria Co., Ltd.	1,800	47,236
ADEKA Corp.	1,600	24,259
Ajis Co., Ltd.	200	9,431
Amano Corp.	1,200	22,371
Amuse, Inc.	800	13,563
Aozora Bank, Ltd.	39,000	129,045
Asahi Diamond Industrial Co., Ltd.	2,000	14,933
Asahi Glass Co., Ltd.	10,000	70,087
Asahi Kasei Corp.	13,000	117,492
Astellas Pharma, Inc.	24,200	359,873
Awa Bank, Ltd.	2,000	13,178
Bank of Kyoto, Ltd.	2,000	14,704
Bridgestone Corp.	5,700	212,792
Calsonic Kansei Corp.	2,000	25,079
Canon, Inc.	7,400	212,890
Central Japan Railway Co.	2,200	374,778
Chiba Bank, Ltd.	9,000	55,783
Daicel Corp.	7,100	93,701
Daido Steel Co., Ltd.	5,000	21,264
Daiwa House Industry Co., Ltd.	3,700	101,823
Denka Co., Ltd.	6,000	27,291
Denso Corp.	2,800	121,884
DTS Corp.	600	13,319
F@N Communications, Inc.	3,900	29,193
Fuji Heavy Industries, Ltd.	5,600	218,617
FUJIFILM Holdings Corp.	1,800	68,227
Fujimi, Inc.	800	12,480
GungHo Online Entertainment, Inc.	5,400	13,697
Gurunavi, Inc.	500	13,731
Hachijuni Bank, Ltd.	10,000	54,639
Heiwa Corp.	1,300	30,619
Hino Motors, Ltd.	3,300	36,030
Hitachi Chemical Co., Ltd.	2,600	60,990
Hitachi Metals, Ltd.	5,200	65,056
Inaba Denki Sangyo Co., Ltd.	400	14,551
Inpex Corp.	16,400	154,132
Isuzu Motors, Ltd.	5,100	63,197
ITOCHU Corp.	11,600	146,950

Iyo Bank, Ltd.	7,500	46,200
Japan Airlines Co., Ltd.	2,100	61,997
Japan Exchange Group, Inc.	4,700	70,050
Japan Petroleum Exploration Co., Ltd.	2,300	50,597
Japan Post Bank Co., Ltd.	4,400	51,942
Japan Post Holdings Co., Ltd.	3,100	39,552
JSR Corp.	6,400	97,523
Kaken Pharmaceutical Co., Ltd.	2,500	157,814
KDDI Corp.	16,500	502,222
Keihin Corp.	1,000	16,296
Konica Minolta, Inc.	3,100	27,816
Kuraray Co., Ltd.	4,400	66,879
Kyocera Corp.	1,300	63,345
Lawson, Inc.	4,500	342,424
Lintec Corp.	2,200	48,040
Maeda Road Construction Co., Ltd.	2,000	37,074
Mazda Motor Corp.	3,100	51,066
Mitsubishi Chemical Holdings Corp.	14,000	92,248
Mixi, Inc.	300	11,057
Nagase & Co., Ltd.	1,200	15,390
Nexon Co., Ltd.	6,100	104,119
NHK Spring Co., Ltd.	2,800	26,433
Nikon Corp.	2,300	34,806
Nippo Corp.	1,000	19,338
Nippon Electric Glass Co., Ltd.	4,000	21,779
Nippon Shokubai Co., Ltd.	700	48,460
Nippon Telegraph & Telephone Corp.	4,700	208,849
Nissan Shatai Co., Ltd.	1,600	16,554
Nitto Kogyo Corp.	800	11,763
NOK Corp.	1,000	22,475
Nomura Holdings, Inc.	5,800	29,119
NSK, Ltd.	5,800	64,487
NTT DOCOMO, Inc.	18,400	463,290
Okuma Corp.	3,000	25,174
Oracle Corp. Japan	1,500	81,816
ORIX Corp.	12,000	190,579
Osaka Gas Co., Ltd.	42,000	174,897
Sakai Moving Service Co., Ltd.	400	8,670
San-in Godo Bank, Ltd.	4,100	29,557
Seiko Epson Corp.	2,100	42,713
Shimachu Co., Ltd.	700	18,823
Shinnihon Corp.	1,400	13,537
Shizuoka Bank, Ltd.	10,000	84,581
Sinko Industries, Ltd.	2,100	26,373
Sony Financial Holdings, Inc.	8,100	114,004
Sumitomo Chemical Co., Ltd.	10,000	47,487
Sumitomo Mitsui Financial Group, Inc.	4,100	142,818
Sumitomo Rubber Industries, Ltd.	2,700	45,262
Sundrug Co., Ltd.	800	63,088
T&D Holdings, Inc.	3,300	39,995
Tadano, Ltd.	3,900	43,883
Taisei Corp.	6,000	45,084
Takeuchi Manufacturing Co., Ltd.	700	13,604
Toagosei Co., Ltd.	3,800	42,432
Tokyo Gas Co., Ltd.	24,000	108,981
Tokyu Construction Co., Ltd.	1,100	11,150
Toppan Forms Co., Ltd.	1,600	15,944
Toshiba Plant Systems & Services Corp.	1,000	16,163
Tosoh Corp.	8,000	52,408
Toyo Ink SC Holdings Co., Ltd.	4,000	18,652
Toyota Motor Corp.	2,700	156,511
TS Tech Co., Ltd.	1,100	29,527
Ube Industries, Ltd.	14,000	28,969
Yahoo Japan Corp.	41,300	158,710
Yamato Kogyo Co., Ltd.	2,200	62,033
Yokohama Rubber Co., Ltd.	1,500	26,089
Yuasa Trading Co., Ltd.	600	14,412

		8,066,934

Jersey — 0.1%
Delphi Automotive PLC	2,300	149,661
Experian PLC	8,533	164,290
Randgold Resources, Ltd.	192	17,015

		330,966

Luxembourg — 0.0%
APERAM SA	541	24,584
Subsea 7 SA†	6,774	76,001

		100,585

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	30,436
Hong Leong Bank Bhd	6,300	20,004

		50,440

Marshall Islands — 0.0%
Teekay Tankers, Ltd., Class A	17,900	38,127

Mexico — 0.0%
Kimberly-Clark de Mexico SAB de CV, Class A	16,600	35,772

Netherlands — 0.4%
Arcadis NV	1,393	18,350
Boskalis Westminster NV	1,443	46,563
Euronext NV*	1,309	52,384
LyondellBasell Industries NV, Class A	3,400	270,470
NN Group NV	2,298	69,246
RELX NV	6,533	110,264
Unilever NV CVA	9,404	394,142
Wolters Kluwer NV	461	17,841

		979,260

New Zealand — 0.0%
Trade Me Group, Ltd. (ASE)	8,539	29,620
Trade Me Group, Ltd. (NZX)	11,252	39,105

		68,725

Norway — 0.1%
Aker Solutions ASA†	10,162	46,774
Statoil ASA	12,526	205,271
Yara International ASA	3,626	128,146

		380,191

Panama — 0.0%
McDermott International, Inc.†	2,900	14,906

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	1,700	22,593

Poland — 0.0%
KGHM Polska Miedz SA	795	14,404
Polskie Gornictwo Naftowe I Gazownictwo SA	75,511	96,620

		111,024

Portugal — 0.0%
EDP—Energias de Portugal SA	29,163	96,393

Singapore — 0.2%
CapitaLand Mall Trust	63,900	95,075
China Aviation Oil Singapore Corp., Ltd.	16,900	17,310
Kulicke & Soffa Industries, Inc.†	900	11,916
M1, Ltd.	27,500	40,323
Mapletree Industrial Trust	35,400	43,765

SATS, Ltd.	20,200	70,274
Singapore Telecommunications, Ltd.	93,300	261,542
Venture Corp., Ltd.	6,100	41,653

		581,858

South Africa — 0.1%
MMI Holdings, Ltd.	8,693	14,577
Rand Merchant Investment Holdings, Ltd.	24,320	72,831
Sanlam, Ltd.	16,487	79,918
Truworths International, Ltd.	17,798	94,311
Vodacom Group, Ltd.	6,093	65,725

		327,362

South Korea — 0.2%
Hankook Tire Co., Ltd.	336	16,209
Kangwon Land, Inc.	2,412	79,996
KT&G Corp.	1,145	113,074
Samsung Electronics Co., Ltd.	74	105,996
SK Telecom Co., Ltd.	471	91,998

		407,273

Spain — 0.2%
Acciona SA	863	65,690
Amadeus IT Group SA	2,420	114,232
Banco Popular Espanol SA	14,564	15,972
Cia de Distribucion Integral Logista Holdings SA	2,405	53,409
CIE Automotive SA	1,811	37,355
Gas Natural SDG SA	5,723	112,926
Grupo Catalana Occidente SA	1,096	34,542
Repsol SA	8,877	124,391
Viscofan SA	1,772	83,518
Zardoya Otis SA	2,801	23,645

		665,680

Sweden — 0.4%
Alfa Laval AB	13,345	191,780
Atlas Copco AB, Class A	5,524	162,072
Axfood AB	5,756	89,984
Boliden AB	2,454	56,866
Granges AB	2,736	26,581
Hennes & Mauritz AB, Class B	3,306	93,007
Hexpol AB	8,142	66,932
Intrum Justitia AB	2,921	90,067
Investor AB, Class B	3,805	135,271
SKF AB, Class B	6,996	118,586
Swedish Match AB	1,603	55,781
Telefonaktiebolaget LM Ericsson, Class B	25,951	125,615

		1,212,542

Switzerland — 1.4%
ABB, Ltd.	17,745	365,821
Actelion, Ltd.	1,468	212,141
Adecco Group AG	2,988	177,701
Burkhalter Holding AG	159	20,342
Garmin, Ltd.	2,600	125,736
Kuehne & Nagel International AG	1,003	136,024
Nestle SA	11,276	817,597
Novartis AG	10,628	756,112
Roche Holding AG	3,149	723,963
SGS SA	23	46,625
Sonova Holding AG	576	77,242
Straumann Holding AG	62	23,276
Swiss Re AG	3,036	281,955
UBS Group AG	22,699	321,142

		4,085,677

Thailand — 0.1%
Advanced Info Service PCL NVDR	19,800	86,843
PTT Exploration & Production PCL NVDR	41,200	98,004
Siam Cement PCL NVDR	6,500	92,864
Siam Commercial Bank PCL NVDR	7,000	28,702

		306,413

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	20,969	28,462
Koza Altin Isletmeleri AS†	2,586	14,692
Soda Sanayii AS	13,032	18,110
Turkiye Garanti Bankasi AS	19,711	53,574

		114,838

United Kingdom — 2.0%
Abcam PLC	8,881	94,681
Admiral Group PLC	6,065	142,310
Ashmore Group PLC	19,229	82,636
Bank of Georgia Holdings PLC	1,447	52,355
Barclays PLC	104,456	243,307
Barratt Developments PLC	9,527	52,906
Beazley PLC	13,764	61,324
BHP Billiton PLC	9,600	145,059
BP PLC	23,453	138,853
Brewin Dolphin Holdings PLC	5,970	18,999
British American Tobacco PLC	5,774	331,566
Burberry Group PLC	5,400	97,492
Capita PLC	12,496	89,629
Close Brothers Group PLC	5,296	86,020
Diageo PLC	7,524	200,718
Diploma PLC	1,593	18,280
Dunelm Group PLC	13,322	123,356
Ensco PLC, Class A	2,700	21,114
GlaxoSmithKline PLC	4,794	94,971
Go-Ahead Group PLC	1,315	33,382
Halfords Group PLC	6,351	26,368
Hansteen Holdings PLC	32,731	43,067
HSBC Holdings PLC (HKE)	11,600	87,274
HSBC Holdings PLC (LSE)	15,472	116,694
IG Group Holdings PLC	7,563	76,418
IMI PLC	11,925	145,086
Imperial Brands PLC	3,924	189,982
Indivior PLC	24,047	92,539
Investec PLC	18,261	113,545
Jardine Lloyd Thompson Group PLC	2,531	31,847
JD Sports Fashion PLC	2,549	47,392
Johnson Matthey PLC	5,236	218,542
Jupiter Fund Management PLC	9,600	50,727
Legal & General Group PLC	95,415	244,554
Lloyds Banking Group PLC	263,732	184,840
Marks & Spencer Group PLC	8,523	35,521
Meggitt PLC	6,604	35,187
Micro Focus International PLC	2,323	60,876
Mitie Group PLC	20,787	53,584
Mondi PLC	1,716	33,522
Next PLC	1,153	67,967
Noble Corp. PLC	3,500	17,290
Ophir Energy PLC†	19,165	16,245
Pan African Resources PLC	46,296	11,192
PayPoint PLC	1,013	13,329
Prudential PLC	13,016	212,607

Restaurant Group PLC	9,497	43,649
Rio Tinto PLC	5,044	175,307
Rotork PLC	23,852	59,558
Rowan Cos. PLC, Class A	2,300	30,521
Royal Bank of Scotland Group PLC†	30,591	70,805
Royal Dutch Shell PLC, Class A	2,377	59,309
Royal Dutch Shell PLC, Class B	3,320	85,947
Royal Mail PLC	12,999	78,122
Sky PLC	7,695	77,045
Smith & Nephew PLC	6,832	98,927
Soco International PLC	6,222	10,529
Spectris PLC	2,189	54,900
St James’s Place PLC	13,079	151,282
Standard Chartered PLC†	11,281	98,299
Unilever PLC	5,751	240,601
WH Smith PLC	5,153	92,906
William Hill PLC	14,178	51,333

		5,834,193

United States — 16.7%
3M Co.	1,900	314,070
AbbVie, Inc.	4,900	273,322
AdvanSix, Inc.†	16	255
Aetna, Inc.	2,100	225,435
Affiliated Managers Group, Inc.†	600	79,596
Aflac, Inc.	4,000	275,480
Air Products & Chemicals, Inc.	700	93,394
Alacer Gold Corp.†	5,000	10,102
Alaska Air Group, Inc.	1,500	108,330
Ally Financial, Inc.	5,400	97,578
Alphabet, Inc., Class A†	700	566,930
Alphabet, Inc., Class C†	700	549,178
Altria Group, Inc.	6,000	396,720
Amazon.com, Inc.†	900	710,838
American Eagle Outfitters, Inc.	2,600	44,304
American Equity Investment Life Holding Co.	2,700	48,411
American Express Co.	4,100	272,322
American Financial Group, Inc.	1,700	126,650
AMERISAFE, Inc.	700	38,920
AMETEK, Inc.	4,100	180,810
Amgen, Inc.	3,900	550,524
Anthem, Inc.	1,100	134,046
Apple, Inc.	15,700	1,782,578
Argan, Inc.	300	17,055
Artisan Partners Asset Management, Inc., Class A	800	20,800
AT&T, Inc.	11,200	412,048
Atwood Oceanics, Inc.	4,700	35,861
Automatic Data Processing, Inc.	2,700	235,062
Bank of America Corp.	17,900	295,350
BB&T Corp.	7,100	278,320
Becton Dickinson and Co.	900	151,119
Bed Bath & Beyond, Inc.	2,600	105,092
Bemis Co., Inc.	1,800	87,696
Berkshire Hathaway, Inc., Class B†	1,200	173,160
Best Buy Co., Inc.	2,100	81,711
Big Lots, Inc.	900	39,060
Biogen, Inc.†	800	224,144
BorgWarner, Inc.	1,600	57,344
Brinker International, Inc.	1,500	73,860
Broadridge Financial Solutions, Inc.	1,100	71,126
Buckle, Inc.	3,800	79,230
C.H. Robinson Worldwide, Inc.	2,700	183,924
C.R. Bard, Inc.	300	65,004
CA, Inc.	4,300	132,182
Campbell Soup Co.	5,300	288,002
Capital One Financial Corp.	2,200	162,888
CARBO Ceramics, Inc.	2,500	15,250
Cardinal Health, Inc.	1,300	89,297
Carter’s, Inc.	500	43,170
Cato Corp., Class A	1,000	29,670
CDK Global, Inc.	600	32,766
Celgene Corp.†	1,100	112,398
Cheesecake Factory, Inc.	800	42,552
Chemed Corp.	400	56,568
Chesapeake Lodging Trust	2,700	58,617
Chevron Corp.	6,100	638,975
Cisco Systems, Inc.	20,000	613,600
Citigroup, Inc.	12,500	614,375
Citrix Systems, Inc.†	900	76,320
CLARCOR, Inc.	900	55,989
Coach, Inc.	1,600	57,424
Coca-Cola Co.	15,500	657,200
Cognizant Technology Solutions Corp., Class A†	4,100	210,535
Colgate-Palmolive Co.	700	49,952
Comcast Corp., Class A	3,900	241,098
Contango Oil & Gas Co.†	1,700	13,311
Cooper Tire & Rubber Co.	700	25,725
Cooper-Standard Holding, Inc.†	200	18,254
Copart, Inc.†	300	15,741
Corrections Corp. of America	2,600	37,570
Cracker Barrel Old Country Store, Inc.	300	41,400
CSG Systems International, Inc.	600	22,818
Cummins, Inc.	3,300	421,806
Darden Restaurants, Inc.	2,300	149,017
Delta Air Lines, Inc.	2,500	104,425
Deluxe Corp.	2,000	122,400
Discover Financial Services	2,700	152,091
Douglas Dynamics, Inc.	1,000	32,100
Dover Corp.	1,964	131,372
Dow Chemical Co.	6,200	333,622
Dr Pepper Snapple Group, Inc.	3,100	272,149
Dun & Bradstreet Corp.	900	112,365
Eastman Chemical Co.	2,200	158,202
Eaton Vance Corp.	2,600	91,156
eBay, Inc.†	3,800	108,338
Edwards Lifesciences Corp.†	700	66,654
Emerson Electric Co.	8,300	420,644
EnerSys	400	26,052
Ennis, Inc.	1,000	14,650
Equifax, Inc.	500	61,985
Expeditors International of Washington, Inc.	3,000	154,410
Express Scripts Holding Co.†	6,600	444,840
Exxon Mobil Corp.	12,900	1,074,828
Facebook, Inc., Class A†	5,900	772,841
FactSet Research Systems, Inc.	200	30,944
Fastenal Co.	6,000	233,880
FBL Financial Group, Inc., Class A	300	18,990
Federated Investors, Inc., Class B	2,100	56,700
Federated National Holding Co.	800	14,328
Finish Line, Inc., Class A	1,400	27,566
First American Financial Corp.	2,900	113,274
Fiserv, Inc.†	700	68,936
FleetCor Technologies, Inc.†	400	70,120
Flowers Foods, Inc.	7,700	119,504
Fluor Corp.	1,500	77,985
Foot Locker, Inc.	900	60,093
Ford Motor Co.	3,800	44,612
Fossil Group, Inc.†	1,100	29,997

Franklin Resources, Inc.	5,400	181,764
GameStop Corp., Class A	1,500	36,075
Gannett Co., Inc.	2,200	17,094
Gap, Inc.	3,400	93,806
General Electric Co.	15,200	442,320
General Mills, Inc.	5,700	353,286
Gentex Corp.	3,500	59,185
Genuine Parts Co.	1,600	144,944
Gilead Sciences, Inc.	5,300	390,239
Glacier Bancorp, Inc.	2,300	64,998
GNC Holdings, Inc., Class A	1,500	20,145
Goldman Sachs Group, Inc.	1,200	213,888
Hasbro, Inc.	900	75,069
HCI Group, Inc.	500	13,555
HCP, Inc.	1,000	34,250
Hess Corp.	4,900	235,053
Hillenbrand, Inc.	2,000	60,700
Home Depot, Inc.	1,800	219,618
Honeywell International, Inc.	400	43,872
Horace Mann Educators Corp.	700	25,165
HP, Inc.	12,100	175,329
Hubbell, Inc.	500	52,260
Huntington Ingalls Industries, Inc.	1,500	242,040
IDEX Corp.	900	77,796
IDEXX Laboratories, Inc.†	300	32,142
Illinois Tool Works, Inc.	1,700	193,069
Intel Corp.	21,400	746,218
International Business Machines Corp.	4,400	676,236
Intuit, Inc.	800	86,992
j2 Global, Inc.	1,300	92,495
Jack Henry & Associates, Inc.	700	56,714
John Wiley & Sons, Inc., Class A	1,600	82,560
Johnson & Johnson	10,000	1,159,900
JPMorgan Chase & Co.	13,100	907,306
KeyCorp	2,100	29,652
Kimberly-Clark Corp.	3,400	388,994
KLA-Tencor Corp.	1,700	127,687
Knoll, Inc.	1,700	36,788
Kohl’s Corp.	1,300	56,875
L Brands, Inc.	1,600	115,504
L-3 Communications Holdings, Inc.	300	41,082
Leggett & Platt, Inc.	2,300	105,524
Lincoln Electric Holdings, Inc.	1,100	72,413
Lincoln National Corp.	3,800	186,542
Lockheed Martin Corp.	1,500	369,570
Lowe’s Cos., Inc.	2,500	166,625
LTC Properties, Inc.	1,200	60,132
Macy’s, Inc.	1,700	62,033
Magellan Midstream Partners LP	1,300	87,399
Marathon Oil Corp.	16,700	220,106
Marathon Petroleum Corp.	6,100	265,899
MasterCard, Inc., Class A	1,300	139,126
Mattel, Inc.	3,600	113,508
Maxim Integrated Products, Inc.	2,100	83,223
McDonald’s Corp.	700	78,799
McKesson Corp.	1,700	216,189
Merck & Co., Inc.	11,500	675,280
Meredith Corp.	900	40,815
Microsoft Corp.	22,400	1,342,208
Moelis & Co. Class A	800	20,320
Morgan Stanley	8,500	285,345
Movado Group, Inc.	1,500	33,075
MSC Industrial Direct Co., Inc., Class A	1,400	101,920
National Western Life Group, Inc., Class A	100	21,540
NetApp, Inc.	3,400	115,396
NeuStar, Inc., Class A†	800	17,960
Northrop Grumman Corp.	900	206,100
Nucor Corp.	2,700	131,895
NVIDIA Corp.	700	49,812
Occidental Petroleum Corp.	5,200	379,132
Oceaneering International, Inc.	2,500	59,500
Omnicom Group, Inc.	2,800	223,496
Oracle Corp.	17,100	656,982
Packaging Corp. of America	3,700	305,250
Parker-Hannifin Corp.	1,400	171,850
Paychex, Inc.	2,600	143,520
PayPal Holdings, Inc.†	2,700	112,482
Pebblebrook Hotel Trust	900	21,852
PepsiCo, Inc.	5,500	589,600
PetMed Express, Inc.	2,000	39,740
Pfizer, Inc.	26,300	833,973
Philip Morris International, Inc.	5,100	491,844
Pitney Bowes, Inc.	3,100	55,304
PNC Financial Services Group, Inc.	2,000	191,200
Polaris Industries, Inc.	700	53,627
Priceline Group, Inc.†	200	294,846
Primerica, Inc.	1,300	71,110
Principal Financial Group, Inc.	4,200	229,320
Procter & Gamble Co.	8,700	755,160
Public Service Enterprise Group, Inc.	4,400	185,152
PVH Corp.	600	64,188
QUALCOMM, Inc.	8,100	556,632
Quest Diagnostics, Inc.	4,800	390,912
Ralph Lauren Corp.	700	68,670
Raytheon Co.	2,000	273,220
Regions Financial Corp.	20,300	217,413
ResMed, Inc.	3,100	185,287
REX American Resources Corp.†	300	23,697
Ross Stores, Inc.	1,400	87,556
Scripps Networks Interactive, Inc., Class A	3,000	193,080
Sherwin-Williams Co.	300	73,458
Snap-on, Inc.	1,100	169,510
Sonoco Products Co.	3,105	156,151
Spectra Energy Partners LP	1,600	68,224
Staples, Inc.	4,800	35,520
Steven Madden, Ltd.†	700	23,380
Stillwater Mining Co.†	2,800	37,296
Stryker Corp.	900	103,815
Synaptics, Inc.†	400	20,848
Syntel, Inc.	4,000	80,400
Sysco Corp.	2,500	120,300
T. Rowe Price Group, Inc.	2,700	172,827
Target Corp.	2,000	137,460
Teradata Corp.†	2,000	53,920
Terra Nitrogen Co LP	400	41,496
Tesoro Corp.	1,200	101,964
Texas Instruments, Inc.	2,000	141,700
Thor Industries, Inc.	1,500	118,965
TJX Cos., Inc.	2,100	154,875
Toro Co.	2,000	95,760
Total System Services, Inc.	1,300	64,844
Tupperware Brands Corp.	1,300	77,376
Union Pacific Corp.	3,500	308,630
United Insurance Holdings Corp.	1,000	14,500
United Technologies Corp.	1,000	102,200
United Therapeutics Corp.†	1,000	120,070
UnitedHealth Group, Inc.	4,800	678,384
Universal Corp.	700	37,940
Universal Insurance Holdings, Inc.	1,300	27,690

Urban Outfitters, Inc.†	1,300	43,485
Urstadt Biddle Properties, Inc., Class A	1,100	23,650
US Bancorp	2,100	93,996
USANA Health Sciences, Inc.†	700	89,950
Valero Energy Corp.	4,200	248,808
VCA, Inc.†	200	12,292
Vectrus, Inc.†	400	6,708
Verizon Communications, Inc.	5,100	245,310
Versum Materials, Inc.†	350	7,945
VF Corp.	1,900	102,999
Viacom, Inc., Class B	2,700	101,412
Visa, Inc., Class A	2,000	165,020
Voya Financial, Inc.	2,500	76,375
Waddell & Reed Financial, Inc., Class A	2,400	37,728
Wal-Mart Stores, Inc.	9,100	637,182
Walt Disney Co.	2,100	194,649
Waters Corp.†	1,200	166,968
WellCare Health Plans, Inc.†	700	79,457
Wells Fargo & Co.	16,600	763,766
Western Refining, Inc.	1,800	51,930
Western Union Co.	6,900	138,483
Westwood Holdings Group, Inc.	300	15,465
Williams-Sonoma, Inc.	1,400	64,708
Xilinx, Inc.	1,300	66,131
Xylem, Inc.	1,300	62,829
Zoetis, Inc.	1,200	57,360

		48,404,405

Total Common Stocks (cost $88,838,077)		86,926,749

EXCHANGE-TRADED FUNDS — 3.0%
United States — 3.0%
Financial Select Sector SPDR Fund (cost $8,489,287)	435,933	8,605,317

U.S. CORPORATE BONDS & NOTES — 24.0%
United States — 24.0%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	105,000	105,370
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	1,000,000	986,326
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	550,000	541,474
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	400,000	438,998
American Express Credit Corp. FRS Senior Notes 1.46% due 10/30/2019	250,000	250,295
American Tower Corp. Senior Notes 3.30% due 02/15/2021	700,000	727,092
American Tower Corp. Senior Notes 4.00% due 06/01/2025	600,000	630,477
Amgen, Inc. Senior Notes 1.85% due 08/19/2021	1,220,000	1,201,295
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	542,812
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	800,000	909,434
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,500,000	1,534,069
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,650,000	1,702,947
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,026,594
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,055,000	1,108,499
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	410,000	478,475
Baxter International, Inc. Senior Notes 1.70% due 08/15/2021	1,205,000	1,198,057
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,000,000	1,065,913
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	485,000	499,401
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,000,000	1,058,128
Capital One NA FRS Senior Notes 1.62% due 09/13/2019	1,230,000	1,231,888
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	70,000	82,030
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	790,000	788,150
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,000,000	1,056,096
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	795,000	814,276
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	250,000	279,353
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	350,000	351,414
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	250,000	286,566
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	750,000	803,144
Digital Realty Trust LP Company Guar. Notes 3.63% due 10/01/2022	775,000	801,028

Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	48,000	47,406
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	800,000	801,868
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	79,431
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	750,000	780,232
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	835,000	828,936
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	115,000	117,856
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	410,000	527,797
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	160,881
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	1,000,000	931,108
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	450,000	465,054
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	750,000	747,717
Exelon Corp. Senior Notes 2.45% due 04/15/2021	69,000	69,716
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	785,000	811,706
Fidelity National Information Services, Inc. Senior Notes 2.25% due 08/15/2021	1,250,000	1,249,779
Fifth Third Bank FRS Senior Notes 1.44% due 09/27/2019	295,000	295,281
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	505,095
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	400,000	420,409
Fortive Corp. Company Guar. Notes 3.15% due 06/15/2026*	680,000	688,041
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,000,000	1,375,366
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,300,000	1,312,386
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	600,000	595,500
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	750,000	758,006
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	400,000	407,904
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	167,000	188,993
Johnson Controls, Inc. Senior Notes 3.75% due 12/01/2021	150,000	160,064
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	445,000	440,402
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	1,000,000	1,098,979
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	930,000	931,918
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	200,000	204,745
Kinder Morgan Energy Partners LP Company Guar. Notes 4.25% due 09/01/2024	500,000	515,505
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	60,000	61,730
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,155,000	1,171,383
Kroger Co. Senior Notes 2.60% due 02/01/2021	1,007,000	1,026,379
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	890,000	1,009,328
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	850,000	951,597
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	300,000	310,126
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	300,000	329,098
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	169,704
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	770,000	763,277
Morgan Stanley Senior Notes 2.50% due 04/21/2021	795,000	801,288
Morgan Stanley Senior Notes 3.13% due 07/27/2026	662,000	658,845
Morgan Stanley Senior Notes 3.88% due 01/27/2026	638,000	672,692

Mosaic Co. Senior Notes 4.25% due 11/15/2023	245,000	251,354
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	1,048,000	1,112,148
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	200,000	212,158
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	750,000	776,693
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/2023	380,000	386,090
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	238,000	242,539
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,530,000	1,706,905
Philip Morris International, Inc. Senior Notes 1.38% due 02/25/2019	20,000	19,962
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	660,000	679,914
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,000,000	1,041,191
Protective Life Global Funding Senior Sec. Notes 1.72% due 04/15/2019*	235,000	235,169
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	670,000	751,347
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	518,379
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	520,000	646,519
Sempra Energy Senior Notes 2.40% due 03/15/2020	100,000	101,558
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	250,000	269,280
Southern Co. Senior Notes 3.25% due 07/01/2026	1,200,000	1,229,840
Southern Co. Senior Notes 4.40% due 07/01/2046	750,000	792,092
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	355,000	359,640
Target Corp. Senior Notes 3.63% due 04/15/2046	700,000	689,563
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	426,556
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	500,000	492,419
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	925,000	1,009,642
United Technologies Corp. Senior Notes 1.95% due 11/01/2021	265,000	265,267
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	245,000	245,874
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	400,000	405,373
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	600,000	613,696
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,700,000	1,690,533
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	575,000	593,084
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	540,000	605,570
Visa, Inc. Senior Notes 4.30% due 12/14/2045	900,000	1,003,861
Walgreens Boots Alliance, Inc. Senior Notes 1.75% due 05/30/2018	835,000	839,001
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	645,000	640,572
Williams Partners LP Senior Notes 4.00% due 09/15/2025	550,000	550,741

Total U.S. Corporate Bonds & Notes (cost $69,642,980)		69,347,659

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Australia — 1.0%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	249,075
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	1,000,000	1,084,849
Commonwealth Bank of Australia FRS Senior Notes 1.52% due 11/07/2019*	320,000	320,284
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	1,025,000	1,020,118
Sydney Airport Finance Co. Pty, Ltd. Company Guar. Notes 3.63% due 04/28/2026*	125,000	127,447

		2,801,773

Canada — 1.0%
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,335,000	1,332,749

Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	95,000	96,719
Enbridge, Inc. Senior Notes 3.50% due 06/10/2024	570,000	567,607
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	615,000	638,793
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	150,000	192,322

		2,828,190

Denmark — 0.1%
Danske Bank A/S Senior Notes 2.80% due 03/10/2021*	400,000	411,828

France — 0.3%
Danone SA Senior Notes 2.95% due 11/02/2026*	945,000	943,293

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 3.45% due 04/16/2021*	370,000	376,834

Ireland — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	745,000	739,222

Jersey — 0.4%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	1,000,000	1,021,671

Luxembourg — 0.2%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	450,000	472,019

Netherlands — 1.3%
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	500,000	538,706
Deutsche Telekom International Finance BV FRS Company Guar. Notes 1.31% due 09/19/2019*	735,000	735,881
ING Bank NV Senior Notes 2.75% due 03/22/2021*	750,000	769,627
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.63% due 10/28/2019*	760,000	757,326
Shell International Finance BV FRS Company Guar. Notes 1.20% due 09/12/2019	230,000	230,200
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	750,000	743,279

		3,775,019

United Kingdom — 1.5%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	125,000	158,054
Barclays PLC Senior Notes 3.20% due 08/10/2021	405,000	407,786
Barclays PLC Senior Notes 4.38% due 01/12/2026	200,000	205,816
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	875,000	911,824
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	650,000	667,064
Lloyds Bank PLC Company Guar. Notes 2.05% due 01/22/2019	450,000	452,431
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	711,000	755,196
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	320,000	313,300
Standard Chartered PLC Senior Notes 2.10% due 08/19/2019*	620,000	619,471

		4,490,942

Total Foreign Corporate Bonds & Notes (cost $17,691,397)		17,860,791

U.S. GOVERNMENT TREASURIES — 3.9%
United States — 3.9%
United States Treasury Bonds 2.50% due 05/15/2046	205,000	201,244
United States Treasury Notes
0.25% due 01/15/2025 TIPS(1)	5,247,404	5,316,875
0.63% due 01/15/2024 TIPS(1)	4,719,161	4,929,966
1.13% due 09/30/2021	270,000	267,448
1.50% due 08/15/2026	565,000	548,138

Total U.S. Government Treasuries (cost $11,210,912)		11,263,671

MUNICIPAL BONDS & NOTES — 0.0%
United States — 0.0%
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.16% due 07/01/2019 (cost $55,000)	55,000	55,952

OPTIONS—PURCHASED — 0.1%
United States — 0.1%
Options Purchased(3) (cost $561,155)	619	330,240

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Canada — 0.1%
Transcanada Trust FRS 5.88% due 08/15/2076	260,000	278,200

United States — 0.5%
Bank of New York Mellon Corp. FRS 4.63% due 09/20/2026(2)	430,000	419,809

M&T Bank Corp. FRS 5.13% due 11/01/2026(2)	525,000	528,938
US Bancorp FRS 5.13% due 01/15/2021(2)	427,000	450,485

		1,399,232

Total Preferred Securities/Capital Securities (cost $1,656,598)		1,677,432

Total Long-Term Investment Securities (cost $198,145,406)		196,067,811

SHORT TERM INVESTMENTS — 32.8%
United States — 32.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.44%(4) (cost $95,001,182)	94,999,465	95,008,964

TOTAL INVESTMENTS — (cost $293,146,588) (5)	100.6%	291,076,775
Liabilities in excess of other assets	(0.6)	(1,699,939)

NET ASSETS —	100.0%	$289,376,836

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $10,130,789 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

ADR — American Depositary Receipt

ASE — Australian Stock Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

HKE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NZX — New Zealand Stock Exchange

NVDR — Non-Voting Depositary Receipt

TIPS — Treasury Inflation Protected Securities

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Perpetual maturity—maturity date reflects the next call date.
(3)	Options Purchased

Exchange-Traded Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	November 2016	$1,850	167	$143,095	$18,370	$(124,725)
S&P 500 Index	December 2016	1,850	25	25,500	12,500	(13,000)
S&P 500 Index	December 2016	1,800	149	165,980	52,150	(113,830)
S&P 500 Index	January 2017	1,800	246	191,060	204,180	13,120
S&P 500 Index	February 2017	1,800	32	35,520	43,040	7,520

				$561,155	$330,240	$(230,915)

(4)	The rate shown is the 7-day yield as of October 31, 2016.
(5)	See Note 4 for cost of investments on a tax basis.

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	October 31, 2016	(Depreciation)
13	Long	Australia 10 Year Bonds	December 2016	$1,336,505	$1,311,517	$(24,988)
330	Long	Euro Stoxx 50	December 2016	10,839,377	11,059,724	220,347
70	Long	FTSE 100 Index	December 2016	5,816,407	5,936,771	120,364
95	Long	Mini MSCI EAFE Index	December 2016	4,417,247	4,291,625	(125,622)
528	Long	Nikkei 225 E-Mini Index	December 2016	8,528,056	8,780,700	252,644
468	Long	S&P 500 E-Mini Index	December 2016	50,405,206	49,610,340	(794,866)
30	Long	S&P/Toronto Stock Exchange 60 Index	December 2016	3,800,773	3,876,090	75,317
94	Long	SPI 200 Index	December 2016	9,295,977	9,456,640	160,663
1	Long	U.S Treasury Long Bonds	December 2016	164,096	162,719	(1,377)
57	Long	Nasdaq 100 E-Mini Index	December 2016	5,521,769	5,468,295	(53,474)
68	Short	U.S. Treasury 10 Year Notes	December 2016	8,871,174	8,814,500	56,674
45	Short	Russell 2000 E-Mini Index	December 2016	5,473,533	5,351,850	121,683
35	Long	U.S. Treasury 2 Year Notes	December 2016	7,644,522	7,634,922	(9,600)
29	Short	U.S. Treasury 5 Year Notes	December 2016	3,511,301	3,503,109	8,192

						$5,957

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	USD	3,679,283	EUR	3,272,000	12/21/2016	$—	$(79,419)

Citibank N.A.	KRW	2,905,000,000	USD	2,632,293	12/21/2016	93,777	—
	NZD	7,166,000	USD	5,223,455	12/21/2016	108,368	—
	SGD	1,441,167	USD	1,048,236	12/21/2016	12,036	—
	USD	221,696	RUB	14,617,000	12/21/2016	6,012	—

						220,193	—

Deutsche Bank AG	KRW	2,601,000,000	USD	2,327,059	12/21/2016	54,190	—
	USD	7,774,084	AUD	10,326,000	12/21/2016	71,150	—
	USD	10,866,886	EUR	9,699,000	12/21/2016	—	(196,012)
	USD	4,545,143	JPY	460,547,000	12/21/2016	—	(144,757)

						125,340	(340,769)

HSBC Bank PLC	USD	298,378	ZAR	4,120,300	11/2/2016	7,197	—
	USD	817,115	INR	55,000,000	12/21/2016	1,859	—
	USD	4,863,055	KRW	5,506,000,000	12/21/2016	—	(51,669)
	ZAR	4,120,300	USD	296,324	12/7/2016	—	(7,124)

						9,056	(58,793)

JPMorgan Chase Bank N.A. London	AUD	7,384,000	USD	5,641,782	12/21/2016	31,749	—
	CAD	6,868,000	USD	5,223,471	12/21/2016	101,124	—
	EUR	3,037,000	USD	3,305,040	12/21/2016	—	(36,279)
	SGD	13,336,833	USD	9,660,420	12/21/2016	71,226	—
	USD	5,209,152	NZD	7,166,000	12/21/2016	—	(94,065)
	ZAR	3,066,900	USD	213,754	11/2/2016	—	(13,698)

						204,099	(144,042)

Royal Bank of Canada	USD	2,828,786	CAD	3,738,000	12/21/2016	—	(40,880)
	USD	1,587,500	CHF	1,547,000	12/21/2016	—	(19,717)
	USD	3,429,571	GBP	2,637,000	12/21/2016	—	(198,084)

						—	(258,681)

Skandinaviska Enskilda Bank	USD	1,052,856	JPY	108,774,000	12/21/2016	—	(13,553)
	USD	374,154	SEK	3,200,000	12/21/2016	—	(18,985)

						—	(32,538)

Standard Chartered Bank	USD	1,941,619	INR	131,700,000	12/21/2016	19,452	—

State Street Bank London	USD	34,807	SGD	48,524	11/2/2016	71	—
	ZAR	1,053,400	USD	75,162	11/2/2016	—	(2,961)

						71	(2,961)

Net Unrealized Appreciation/(Depreciation)						$578,211	$(917,203)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — British Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Total Return Swap Contracts@
					Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Citibank N.A.	3,721	3/27/2017	(3 Month USD LIBOR-BBA minus 1.5 bps)	S&P 500 Consumer Discretionary Index	$—	$59,036
Citibank N.A.	3,722	3/27/2017	(3 Month USD LIBOR-BBA minus 1.5 bps)	S&P 500 Consumer Discretionary Index	—	65,827
Bank of America N.A.	2,803	3/27/2017	(3 Month USD LIBOR-BBA minus 3 bps)	S&P 500 Consumer Discretionary Index	—	70,235

Total					$—	$195,098

@	Illiquid security. At October 31, 2016, the aggregate value of these securities was $195,098 representing 0.1% of net assets.

Industry Allocation*
Registered Investment Companies	32.8%
Diversified Banking Institutions	5.5
Banks-Commercial	4.5
United States Treasury Notes	3.8
Exchange-Traded Funds	3.0
Medical-Drugs	2.7
Oil Companies-Integrated	2.3
Telephone-Integrated	2.2
Pipelines	2.1
Oil Companies-Exploration & Production	1.8
Real Estate Investment Trusts	1.6
Electric-Integrated	1.5
Insurance-Life/Health	1.4
Diversified Manufacturing Operations	1.4
Food-Misc./Diversified	1.2
Beverages-Non-alcoholic	1.2
Banks-Super Regional	1.2
Tobacco	1.1
Chemicals-Diversified	1.1
Medical Products	1.1
Medical-Biomedical/Gene	1.0
Computers	1.0
Transport-Rail	0.9
Multimedia	0.8
Brewery	0.8
Finance-Credit Card	0.8
Insurance-Reinsurance	0.8
Auto-Cars/Light Trucks	0.7
Aerospace/Defense	0.6
Metal-Diversified	0.6
Electronic Components-Semiconductors	0.6
Diversified Minerals	0.6
Cosmetics & Toiletries	0.6
Data Processing/Management	0.5
Retail-Discount	0.5
Applications Software	0.5
Medical-HMO	0.5
Web Portals/ISP	0.5
Retail-Restaurants	0.4
Computer Services	0.4
Enterprise Software/Service	0.4
Home Decoration Products	0.4
Food-Retail	0.4
Medical Instruments	0.4
Commercial Services	0.4
Insurance-Multi-line	0.4
Commercial Services-Finance	0.3
Retail-Drug Store	0.3
Auto/Truck Parts & Equipment-Original	0.3
E-Commerce/Products	0.3
Internet Content-Entertainment	0.3
Food-Confectionery	0.3
Networking Products	0.3
Medical-Generic Drugs	0.3
Electric Products-Misc.	0.3
Retail-Apparel/Shoe	0.2
Investment Management/Advisor Services	0.2
Cellular Telecom	0.2
Gold Mining	0.2
Electronic Measurement Instruments	0.2
Oil Refining & Marketing	0.2
Semiconductor Components-Integrated Circuits	0.2
Transport-Services	0.2
Containers-Paper/Plastic	0.2
Gas-Distribution	0.2
Diagnostic Equipment	0.2
Insurance-Property/Casualty	0.2
Telecom Services	0.2
Diversified Operations	0.2
Pharmacy Services	0.2
Engines-Internal Combustion	0.2
Retail-Building Products	0.2
Banks-Money Center	0.1
E-Commerce/Services	0.1
Consumer Products-Misc.	0.1
Agricultural Chemicals	0.1
Banks-Fiduciary	0.1
Cable/Satellite TV	0.1
Vitamins & Nutrition Products	0.1
Oil-Field Services	0.1
Medical Labs & Testing Services	0.1
Aerospace/Defense-Equipment	0.1
Machinery-Electrical	0.1
Distribution/Wholesale	0.1
Finance-Investment Banker/Broker	0.1
Retail-Convenience Store	0.1
Finance-Other Services	0.1
Unknown	0.1
Office Automation & Equipment	0.1
Rubber-Tires	0.1
Medical-Wholesale Drug Distribution	0.1
Computer Data Security	0.1
Human Resources	0.1
Filtration/Separation Products	0.1
Shipbuilding	0.1
Broadcast Services/Program	0.1
Special Purpose Entities	0.1
Advertising Services	0.1
Paper & Related Products	0.1
Advertising Agencies	0.1
Steel-Producers	0.1
Machinery-Construction & Mining	0.1
Retail-Major Department Stores	0.1
Chemicals-Specialty	0.1
Investment Companies	0.1
United States Treasury Bonds	0.1
Beverages-Wine/Spirits	0.1
Finance-Leasing Companies	0.1
Toys	0.1
Respiratory Products	0.1
Computers-Integrated Systems	0.1
Retail-Auto Parts	0.1
Tools-Hand Held	0.1
Instruments-Scientific	0.1
Printing-Commercial	0.1
Import/Export	0.1
Building-Residential/Commercial	0.1
Semiconductor Equipment	0.1
Non-Ferrous Metals	0.1
Retail-Home Furnishings	0.1
Food-Wholesale/Distribution	0.1
Food-Baking	0.1
Building-Mobile Home/Manufactured Housing	0.1
Entertainment Software	0.1
Computers-Memory Devices	0.1
Transactional Software	0.1
Rubber & Vinyl	0.1

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,926,749	$—	$—	$86,926,749
Exchange-Traded Funds	8,605,317	—	—	8,605,317
U.S. Corporate Bonds & Notes	—	69,347,659	—	69,347,659
Foreign Corporate Bonds & Notes	—	17,860,791	—	17,860,791
U.S. Government Treasuries	—	11,263,671	—	11,263,671
Municipal Bonds & Notes	—	55,952	—	55,952
Options-Purchased	330,240	—	—	330,240
Preferred Securities/Capital Securities	—	1,677,432	—	1,677,432
Short-Term Investment Securities	95,008,964	—	—	95,008,964

Total Investments at Value	$190,871,270	$100,205,505	$—	$291,076,775

Other Financial Instruments:+
Futures Contracts	$1,015,884	$—	$—	$1,015,884
Forward Foreign Currency Contracts	—	578,211	—	578,211
Over the Counter Total Return Swap Contracts	—	195,098	—	195,098

Total Other Financial Instruments	$1,015,884	$773,309	$—	$1,789,193

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,009,927	$—	$—	$1,009,927
Forward Foreign Currency Contracts	—	917,203	—	917,203

Total Other Financial Instruments	$1,009,927	$917,203	$—	$1,927,130

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.2%
Advertising Agencies — 0.2%
WPP PLC	40,782	$887,528

Aerospace/Defense — 0.9%
Arconic, Inc.†	2,098	60,255
Boeing Co.	15,210	2,166,360
General Dynamics Corp.	183	27,586
Meggitt PLC	83,704	445,981
Northrop Grumman Corp.	2,246	514,334
Raytheon Co.	838	114,479
Rockwell Collins, Inc.	4,662	393,100
Rolls-Royce Holdings PLC	46,265	411,405
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	2,128,190	2,605

		4,136,105

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	5,483	489,138
United Technologies Corp.	3,070	313,754

		802,892

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,140	51,381
Incitec Pivot, Ltd.	4,358	9,780
Monsanto Co.	1,652	166,472

		227,633

Agricultural Operations — 0.1%
Bunge, Ltd.	5,512	341,799

Airlines — 0.7%
Alaska Air Group, Inc.	5,632	406,743
American Airlines Group, Inc.	50,489	2,049,853
Delta Air Lines, Inc.	8,605	359,431
United Continental Holdings, Inc.†	8,963	503,990

		3,320,017

Apparel Manufacturers — 0.2%
Burberry Group PLC	27,814	502,154
Hanesbrands, Inc.	12,988	333,792
Moncler SpA	20,067	334,173

		1,170,119

Applications Software — 2.0%
Intuit, Inc.	2,268	246,622
Microsoft Corp.	101,299	6,069,836
Red Hat, Inc.†	14,251	1,103,740
salesforce.com, Inc.†	18,597	1,397,751
ServiceNow, Inc.†	7,645	672,072

		9,490,021

Athletic Footwear — 0.0%
NIKE, Inc., Class B	4,577	229,674

Audio/Video Products — 0.2%
Panasonic Corp.	48,300	505,245
Sony Corp.	8,900	285,238

		790,483

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	4,695	409,068
Ferrari NV	1,855	97,888
Honda Motor Co., Ltd.	29,900	896,401
Suzuki Motor Corp.	14,600	519,291
Tesla Motors, Inc.†	2,352	465,061
Toyota Motor Corp.	14,600	846,318

		3,234,027

Auto/Truck Parts & Equipment-Original — 0.3%
Adient PLC†	3,625	164,974
Aisin Seiki Co., Ltd.	4,700	206,832
Autoliv, Inc. SDR	3,321	320,071
Delphi Automotive PLC	5,595	364,067
GKN PLC	105,329	411,521
Koito Manufacturing Co., Ltd.	3,100	161,991

		1,629,456

Banks-Commercial — 1.9%
Australia & New Zealand Banking Group, Ltd.	45,410	962,033
Commerzbank AG	19,517	132,555
Danske Bank A/S	17,863	551,513
DBS Group Holdings, Ltd.	57,900	624,259
DNB ASA	73,512	1,063,219
ING Groep NV	74,512	981,138
Intesa Sanpaolo SpA	228,040	528,198
M&T Bank Corp.	361	44,306
National Bank of Canada	17,300	617,553
Nordea Bank AB	67,875	713,532
Standard Chartered PLC†	40,513	353,017
Sumitomo Mitsui Trust Holdings, Inc.	19,100	646,562
Svenska Handelsbanken AB, Class A	62,694	855,156
Swedbank AB, Class A	19,791	463,652
United Overseas Bank, Ltd.	28,200	380,662

		8,917,355

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	37,128	1,606,529
Northern Trust Corp.	613	44,393
State Street Corp.	20,975	1,472,655

		3,123,577

Banks-Super Regional — 0.5%
Fifth Third Bancorp	28,389	617,744
KeyCorp	44,739	631,715
US Bancorp	5,871	262,786
Wells Fargo & Co.	23,619	1,086,710

		2,598,955

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	9,721	412,170
Monster Beverage Corp.†	461	66,541
PepsiCo, Inc.	9,066	971,875

		1,450,586

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	1,244	207,897
Diageo PLC	27,686	738,582

		946,479

Brewery — 0.2%
Kirin Holdings Co., Ltd.	29,500	508,451
Molson Coors Brewing Co., Class B	2,926	303,748

		812,199

Building & Construction-Misc. — 0.0%
Multiplan Empreendimentos Imobiliarios SA	200	4,019

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	958	177,594
Vulcan Materials Co.	3,440	389,408

		567,002

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	236	11,602

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	5,360	223,458
Persimmon PLC	25,110	520,645
PulteGroup, Inc.	1,735	32,271

		776,374

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	2,319	579,495
Comcast Corp., Class A	20,535	1,269,474
Liberty Global PLC, Class A†	10,875	354,525
Liberty Global PLC, Class C†	14,384	457,411
Sky PLC	58,646	587,183

		3,248,088

Casino Hotels — 0.2%
Las Vegas Sands Corp.	11,380	658,674
MGM Resorts International†	16,599	434,396

		1,093,070

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	17,350	227,979
T-Mobile US, Inc.†	2,701	134,321
Vodafone Group PLC ADR	51,381	1,430,447

		1,792,747

Chemicals-Diversified — 0.6%
AdvanSix, Inc.†	53	846
Akzo Nobel NV	212	13,703
Asahi Kasei Corp.	64,000	578,423
BASF SE	6,713	591,746
Covestro AG*	5,933	350,657
Croda International PLC	452	19,353
E.I. du Pont de Nemours & Co.	15,335	1,054,895
Orion Engineered Carbons SA	175	3,281
PPG Industries, Inc.	228	21,234
Tosoh Corp.	16,000	104,815

		2,738,953

Chemicals-Plastics — 0.0%
PolyOne Corp.	233	6,811

Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	5,796	647,587
Umicore SA	6,518	396,323
Valvoline, Inc.†	230	4,692
Victrex PLC	1,172	25,119

		1,073,721

Coatings/Paint — 0.1%
RPM International, Inc.	3,413	162,254
Sherwin-Williams Co.	384	94,026

		256,280

Commercial Services — 0.0%
Ecolab, Inc.	516	58,912

Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	656	57,111
Equifax, Inc.	333	41,282
FleetCor Technologies, Inc.†	789	138,312
IHS Markit, Ltd.†	2,477	91,129
PayPal Holdings, Inc.†	22,669	944,391
S&P Global, Inc.	2,204	268,557

		1,540,782

Computer Services — 0.2%
Accenture PLC, Class A	2,375	276,070
Cognizant Technology Solutions Corp., Class A†	2,086	107,116
Infosys, Ltd. ADR	31,750	484,505

		867,691

Computers — 0.7%
Apple, Inc.	27,914	3,169,356

Computers-Memory Devices — 0.0%
Western Digital Corp.	3,966	231,773

Consumer Products-Misc. — 0.1%
Samsonite International SA	123,000	386,182

Containers-Metal/Glass — 0.2%
Ball Corp.	9,367	721,915
Vidrala SA	161	9,199

		731,114

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	431	20,998
Graphic Packaging Holding Co.	900	11,250
Orora, Ltd.	6,162	13,593
WestRock Co.	240	11,086

		56,927

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	2,142	152,853
Coty, Inc., Class A	15,131	347,862
Estee Lauder Cos., Inc., Class A	440	38,337
L’Oreal SA	4,458	797,929
Pola Orbis Holdings, Inc.	3,600	300,029
Procter & Gamble Co.	11,208	972,854
Unilever PLC	38,639	1,616,515

		4,226,379

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	15,784	613,524
Royal Caribbean Cruises, Ltd.	3,498	268,891

		882,415

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	4,919	363,613
Fiserv, Inc.†	6,838	673,406

		1,037,019

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,774	159,699

Diagnostic Equipment — 1.0%
Abbott Laboratories	18,817	738,379
Danaher Corp.	30,286	2,378,965

Thermo Fisher Scientific, Inc.	12,690	1,865,811

		4,983,155

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	14,434	1,065,413

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	4,240	5,926
Petra Diamonds, Ltd.	20,529	38,169

		44,095

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	114	24,702

Diversified Banking Institutions — 2.3%
Bank of America Corp.	18,135	299,227
Barclays PLC ADR	20,800	191,776
BNP Paribas SA	17,858	1,035,856
Citigroup, Inc.	43,846	2,155,031
Credit Suisse Group AG	14,509	202,632
JPMorgan Chase & Co.	54,425	3,769,475
Lloyds Banking Group PLC	668,962	468,851
Morgan Stanley	78,953	2,650,452

		10,773,300

Diversified Manufacturing Operations — 0.8%
Eaton Corp. PLC	748	47,700
General Electric Co.	56,116	1,632,976
Illinois Tool Works, Inc.	3,582	406,808
Pentair PLC	7,260	400,244
Siemens AG	8,683	986,061
Textron, Inc.	8,244	330,419

		3,804,208

Diversified Minerals — 0.2%
Anglo American PLC†	4,721	65,355
BHP Billiton PLC	34,137	515,820
BHP Billiton, Ltd.	19,217	337,246
Lundin Mining Corp.†	2,912	11,398
Sumitomo Metal Mining Co., Ltd.	2,000	25,927
Teck Resources, Ltd., Class B	1,100	23,738

		979,484

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	60,500	748,493
Wharf Holdings, Ltd.	3,000	22,552

		771,045

E-Commerce/Products — 1.9%
Alibaba Group Holding, Ltd. ADR†	17,255	1,754,661
Amazon.com, Inc.†	8,954	7,072,048

		8,826,709

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	7,079	312,538
Priceline Group, Inc.†	2,256	3,325,863

		3,638,401

E-Marketing/Info — 0.1%
CyberAgent, Inc.	11,900	346,663

Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,212	112,104
Legrand SA	9,207	520,409

		632,513

Electric-Integrated — 1.7%
AES Corp.	47,795	562,547
American Electric Power Co., Inc.	13,458	872,617
DTE Energy Co.	4,089	392,585
E.ON SE	22,706	166,303
Edison International	5,321	390,987
Engie SA	42,765	616,626
Exelon Corp.	45,142	1,537,988
FirstEnergy Corp.	11,376	390,083
Great Plains Energy, Inc.	9,674	275,129
NextEra Energy, Inc.	3,663	468,864
PG&E Corp.	29,097	1,807,506
Southern Co.	2,446	126,140
SSE PLC	19,861	386,770

		7,994,145

Electric-Transmission — 0.0%
Red Electrica Corp. SA	313	6,530

Electronic Components-Misc. — 0.3%
Koninklijke Philips NV	26,217	790,291
Omron Corp.	10,800	415,028

		1,205,319

Electronic Components-Semiconductors — 0.7%
Broadcom, Ltd.	7,459	1,270,118
Intel Corp.	5,783	201,653
Microchip Technology, Inc.	7,003	424,032
Micron Technology, Inc.†	5,649	96,937
Samsung Electronics Co., Ltd.	397	568,655
Texas Instruments, Inc.	10,323	731,384

		3,292,779

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,161	76,545
TE Connectivity, Ltd.	9,424	592,487

		669,032

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	17,774	774,413
Fortive Corp.	12,820	654,461
Keysight Technologies, Inc.†	6,060	198,768

		1,627,642

Electronic Security Devices — 0.3%
Allegion PLC	2,185	139,490
Johnson Controls International PLC	27,062	1,091,140

		1,230,630

Energy-Alternate Sources — 0.0%
TPI Composites, Inc.†	23	366
Vestas Wind Systems A/S	43	3,449

		3,815

Engineering/R&D Services — 0.0%
WorleyParsons, Ltd.†	33,381	215,840

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,282	163,865

Enterprise Software/Service — 0.1%
Oracle Corp.	3,335	128,131
Workday, Inc., Class A†	1,923	166,685

		294,816

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,005	43,386
Electronic Arts, Inc.†	5,669	445,130

		488,516

Finance-Consumer Loans — 0.1%
Synchrony Financial	9,323	266,545

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	19,500	337,675
MasterCard, Inc., Class A	24,168	2,586,459
Visa, Inc., Class A	30,778	2,539,493

		5,463,627

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	20,807	659,582
Close Brothers Group PLC	5,497	89,285
E*TRADE Financial Corp.†	5,427	152,824
Macquarie Group, Ltd.	9,250	561,510
TD Ameritrade Holding Corp.	18,265	624,846

		2,088,047

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	71,300	346,064

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	1,774	63,704

Finance-Other Services — 0.3%
CME Group, Inc.	2,916	291,891
Intercontinental Exchange, Inc.	3,812	1,030,727

		1,322,618

Food-Catering — 0.1%
Compass Group PLC	38,570	699,176

Food-Confectionery — 0.0%
Hershey Co.	708	72,542
J.M. Smucker Co.	600	78,786

		151,328

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	30,648	2,171,411

Food-Misc./Diversified — 1.0%
ConAgra Foods, Inc.	6,497	313,026
Danone SA	3,613	250,186
Ingredion, Inc.	2,203	288,968
Kraft Heinz Co.	4,953	440,569
Mondelez International, Inc., Class A	19,556	878,847
Nestle SA	31,215	2,263,328
Wilmar International, Ltd.	174,700	415,638

		4,850,562

Food-Retail — 0.2%
Kroger Co.	4,137	128,164
Seven & i Holdings Co., Ltd.	15,900	664,534

		792,698

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	1,283	61,738

Gas-Distribution — 0.2%
Atmos Energy Corp.	1,346	100,129
National Grid PLC	55,667	725,653
NiSource, Inc.	12,551	291,936

		1,117,718

Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	1,290	65,532
AngloGold Ashanti, Ltd.†	546	7,315
Barrick Gold Corp.	8,049	141,582
Centamin PLC	4,402	8,502
Cia de Minas Buenaventura SAA ADR†	2,940	39,072
Eldorado Gold Corp.†	3,330	10,523
Franco-Nevada Corp. (NYSE)	697	45,626
Franco-Nevada Corp. (TSE)	1,674	109,566
Goldcorp, Inc.	4,866	73,963
Kinross Gold Corp.†	8,960	34,586
Newcrest Mining, Ltd.	413	7,088
Newmont Mining Corp.	3,069	113,676
OceanaGold Corp.	2,530	7,733
Osisko Gold Royalties, Ltd.	810	8,527
Randgold Resources, Ltd.	955	84,630
Yamana Gold, Inc.	5,800	20,648

		778,569

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	5,381	430,964

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	21,009	474,803
Marriott International, Inc., Class A	6,081	417,765

		892,568

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	8,500	342,043

Import/Export — 0.3%
Mitsubishi Corp.	24,900	543,968
Sumitomo Corp.	66,400	765,813

		1,309,781

Independent Power Producers — 0.1%
NRG Energy, Inc.	30,260	321,664

Industrial Gases — 0.2%
Air Liquide SA	3,868	393,529
Air Products & Chemicals, Inc.	2,091	278,981
Praxair, Inc.	1,633	191,159
Taiyo Nippon Sanso Corp.	9,200	96,939

		960,608

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,530	167,810
Sensata Technologies Holding NV†	2,353	84,073
Watts Water Technologies, Inc., Class A	215	12,900

		264,783

Instruments-Scientific — 0.1%
Hamamatsu Photonics KK	8,000	242,586

Insurance Brokers — 0.4%
Aon PLC	195	21,612
Marsh & McLennan Cos., Inc.	20,577	1,304,376
Willis Towers Watson PLC	2,885	363,221

		1,689,209

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	86,000	542,798
Aviva PLC	118,238	640,835
Challenger, Ltd.	75,637	619,099
Prudential PLC	39,486	644,976
Sun Life Financial, Inc.	19,000	635,883

		3,083,591

Insurance-Multi-line — 1.2%
Allianz SE	3,970	618,846
AXA SA	48,575	1,094,992
Chubb, Ltd.	1,781	226,187
CNA Financial Corp.	4,902	179,266
Direct Line Insurance Group PLC	109,869	465,434
Hartford Financial Services Group, Inc.	21,214	935,750
Loews Corp.	6,737	289,893
MetLife, Inc.	21,163	993,815
Ping An Insurance Group Co. of China, Ltd.	59,500	314,165
Storebrand ASA†	79,056	406,841

		5,525,189

Insurance-Property/Casualty — 0.5%
RSA Insurance Group PLC	82,005	554,567
Tokio Marine Holdings, Inc.	22,400	886,217
XL Group, Ltd.	21,928	760,902

		2,201,686

Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	2,370	341,991
Muenchener Rueckversicherungs-Gesellschaft AG	3,005	582,557

		924,548

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	58,100	1,541,732

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	34,880	4,568,931
Netflix, Inc.†	6,351	793,050

		5,361,981

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	12,700	213,746

Internet Security — 0.0%
VeriSign, Inc.†	1,565	131,491

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	13,879	1,226,765
BlackRock, Inc.	611	208,498
GAM Holding AG	24,287	235,372
Legg Mason, Inc.	1,841	52,873
Och-Ziff Capital Management Group LLC, Class A	3,971	12,111

		1,735,619

Machine Tools & Related Products — 0.1%
Sandvik AB	1,260	14,327
THK Co., Ltd.	23,300	493,239

		507,566

Machinery-Electrical — 0.4%
ABB, Ltd.	23,926	493,245
Mitsubishi Electric Corp.	91,400	1,239,787
SMC Corp.	1,100	319,815

		2,052,847

Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	4,305	746,100
Wabtec Corp.	955	73,831

		819,931

Machinery-Pumps — 0.1%
Flowserve Corp.	7,036	297,975

Medical Instruments — 0.6%
Elekta AB, Series B	24,173	209,690
Intuitive Surgical, Inc.†	1,367	918,733
Medtronic PLC	18,887	1,549,112
St. Jude Medical, Inc.	264	20,550

		2,698,085

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	7,700	372,995

Medical Products — 0.5%
Becton Dickinson and Co.	8,194	1,375,854
Cooper Cos., Inc.	80	14,083
Henry Schein, Inc.†	413	61,620
Sonova Holding AG	1,172	157,167
Stryker Corp.	7,699	888,080

		2,496,804

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	8,175	1,066,838
Amgen, Inc.	2,098	296,154
Biogen, Inc.†	2,851	798,793
Celgene Corp.†	9,409	961,412
CSL, Ltd.	4,228	323,264
Gilead Sciences, Inc.	8,502	626,002
Incyte Corp.†	620	53,921
Regeneron Pharmaceuticals, Inc.†	324	111,787
Vertex Pharmaceuticals, Inc.†	7,211	547,026

		4,785,197

Medical-Drugs — 3.6%
AbbVie, Inc.	2,372	132,310
Allergan PLC†	6,006	1,254,894
Astellas Pharma, Inc.	73,500	1,093,003
Bayer AG	16,127	1,598,442
Bristol-Myers Squibb Co.	9,286	472,750
Eli Lilly & Co.	9,379	692,545
GlaxoSmithKline PLC ADR	10,005	400,300
Johnson & Johnson	8,898	1,032,079
Mallinckrodt PLC†	3,782	224,121
Merck & Co., Inc.	27,406	1,609,280

Novartis AG	21,431	1,524,675
Novo Nordisk A/S, Class B	7,992	285,909
Pfizer, Inc.	63,865	2,025,159
Roche Holding AG	6,292	1,446,547
Sanofi	13,450	1,047,706
Shire PLC ADR	7,063	1,191,104
Takeda Pharmaceutical Co., Ltd.	10,200	457,138
Zoetis, Inc.	8,500	406,300

		16,894,262

Medical-HMO — 1.1%
Aetna, Inc.	16,797	1,803,158
Anthem, Inc.	7,153	871,665
Centene Corp.†	2,939	183,629
Cigna Corp.	2,137	253,940
Humana, Inc.	3,769	646,496
UnitedHealth Group, Inc.	12,167	1,719,562

		5,478,450

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	9,419	720,836
Universal Health Services, Inc., Class B	540	65,183

		786,019

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc.	658	45,198
McKesson Corp.	587	74,649

		119,847

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	160	7,520

Metal-Aluminum — 0.0%
Norsk Hydro ASA	604	2,701

Metal-Copper — 0.1%
Antofagasta PLC	30,698	204,029
First Quantum Minerals, Ltd.	3,300	31,344
Freeport-McMoRan, Inc.	2,270	25,378
Southern Copper Corp.	2,707	76,852
Turquoise Hill Resources, Ltd.†	5,820	18,042

		355,645

Metal-Diversified — 0.2%
Boliden AB	275	6,372
Glencore PLC†	36,986	113,177
MMC Norilsk Nickel PJSC ADR	1,709	25,772
Rio Tinto PLC	3,838	133,392
Rio Tinto, Ltd.	7,608	313,562
South32, Ltd.	208,480	407,578

		999,853

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	6,583	27,542
Vale SA ADR	5,430	37,576

		65,118

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,277	186,855

Multimedia — 0.3%
Informa PLC	18,516	152,413
Time Warner, Inc.	2,631	234,133
Twenty-First Century Fox, Inc., Class A	4,274	112,278
Twenty-First Century Fox, Inc., Class B	13,446	354,840
Walt Disney Co.	7,263	673,207

		1,526,871

Networking Products — 0.4%
Cisco Systems, Inc.	59,261	1,818,127
Telefonaktiebolaget LM Ericsson, Class B	47,027	227,634

		2,045,761

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	14,407	35,368
Industrias Penoles SAB de CV	1,400	33,868
Korea Zinc Co., Ltd.	42	16,701
Mitsubishi Materials Corp.	600	17,250

		103,187

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	2,166	162,905

Oil & Gas Drilling — 0.0%
Ensco PLC, Class A	700	5,474
Rowan Cos. PLC, Class A	400	5,308

		10,782

Oil Companies-Exploration & Production — 0.7%
Advantage Oil & Gas, Ltd.†	1,620	10,930
Apache Corp.	5,850	347,958
ARC Resources, Ltd.	1,050	17,825
Beach Energy, Ltd.	132,000	72,799
Canadian Natural Resources, Ltd.	529	16,775
Centennial Resource Development, Inc., Class A†	695	10,321
Cimarex Energy Co.	1,017	131,325
Comstock Resources, Inc.†	600	5,856
Concho Resources, Inc.†	1,448	183,809
Continental Resources, Inc.†	2,517	123,107
Crew Energy, Inc.†	1,400	6,878
Diamondback Energy, Inc.†	191	17,436
Encana Corp.	12,320	117,533
EOG Resources, Inc.	1,124	101,632
EQT Corp.	8,450	557,700
Hess Corp.	5,679	272,422
Kelt Exploration Ltd†	2,450	10,832
Kosmos Energy, Ltd.†	2,340	12,191
Lundin Petroleum AB†	432	7,772
Matador Resources Co.†	678	14,787
NuVista Energy, Ltd.†	1,100	5,593
Occidental Petroleum Corp.	9,505	693,010
Painted Pony Petroleum, Ltd.†	1,000	6,128
Parsley Energy, Inc., Class A†	200	6,580
Peyto Exploration & Development Corp.	1,050	26,976
Pioneer Natural Resources Co.	266	47,619
Rice Energy, Inc.†	500	11,045
Seven Generations Energy, Ltd., Class A†	1,007	21,472
SM Energy Co.	60	2,018
Southwestern Energy Co.†	32,402	336,657
Tourmaline Oil Corp.†	9,108	238,684

Woodside Petroleum, Ltd.	833	17,977

		3,453,647

Oil Companies-Integrated — 1.6%
Chevron Corp.	4,399	460,795
Exxon Mobil Corp.	33,203	2,766,474
Royal Dutch Shell PLC, Class B	2,090	54,105
Royal Dutch Shell PLC, Class B ADR	21,585	1,129,111
Statoil ASA	28,339	464,408
Suncor Energy, Inc.	541	16,241
TOTAL SA	22,445	1,077,217
TOTAL SA ADR	33,760	1,611,703

		7,580,054

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	155	7,362
Flotek Industries, Inc.†	486	5,725
FMC Technologies, Inc.†	3,047	98,327

		111,414

Oil Refining & Marketing — 0.2%
DCC PLC	7,375	601,650
HollyFrontier Corp.	474	11,826
Marathon Petroleum Corp.	8,388	365,633
Murphy USA, Inc.†	256	17,608
Valero Energy Corp.	2,506	148,455
Western Refining, Inc.	300	8,655

		1,153,827

Oil-Field Services — 0.1%
Aker Solutions ASA†	2,466	11,351
Baker Hughes, Inc.	2,878	159,441
Frank’s International NV	300	3,375
Halliburton Co.	522	24,012
John Wood Group PLC	1,306	12,293
Oceaneering International, Inc.	422	10,044
SBM Offshore NV	1,449	20,814
Schlumberger, Ltd.	2,084	163,031
Targa Resources Corp.	2,315	101,628
Tesco Corp.	731	5,007

		510,996

Oil-U.S. Royalty Trusts — 0.0%
PrairieSky Royalty, Ltd.	1	22

Paper & Related Products — 0.2%
International Paper Co.	11,508	518,205
Stora Enso Oyj, Class R	38,533	364,411

		882,616

Pipelines — 0.3%
Koninklijke Vopak NV	324	16,363
Spectra Energy Corp.	20,214	845,147
TransCanada Corp.	15,291	692,376

		1,553,886

Platinum — 0.0%
Impala Platinum Holdings, Ltd.†	6,832	27,462

Power Converter/Supply Equipment — 0.0%
Gamesa Corp. Tecnologica SA	344	7,958

Real Estate Investment Trusts — 1.7%
Acadia Realty Trust	886	29,849
Alexandria Real Estate Equities, Inc.	384	41,399
American Campus Communities, Inc.	1,034	53,882
American Tower Corp.	13,448	1,575,971
AvalonBay Communities, Inc.	2,090	357,766
Boston Properties, Inc.	783	94,336
Brookfield Canada Office Properties	839	16,601
Camden Property Trust	684	55,705
Canadian Real Estate Investment Trust	343	11,809
CapitaLand Mall Trust	19,600	29,162
Charter Hall Retail REIT	5,591	17,650
Concentradora Fibra Danhos SA de CV	6,810	12,466
Corporate Office Properties Trust	680	18,149
Crown Castle International Corp.	1,764	160,506
DCT Industrial Trust, Inc.	881	41,187
Derwent London PLC	590	17,469
Douglas Emmett, Inc.	2,586	94,389
EastGroup Properties, Inc.	263	17,860
Equinix, Inc.	657	234,733
Equity Residential	4,906	302,946
Essex Property Trust, Inc.	470	100,622
Federal Realty Investment Trust	670	97,304
Gecina SA	238	34,696
General Growth Properties, Inc.	16,053	400,522
Great Portland Estates PLC	25,443	184,985
Healthcare Realty Trust, Inc.	1,249	39,831
Highwoods Properties, Inc.	524	26,006
Host Hotels & Resorts, Inc.	1,869	28,932
Iron Mountain, Inc.	2,568	86,619
Kilroy Realty Corp.	847	60,840
Kimco Realty Corp.	2,744	73,018
Klepierre	813	33,258
Macerich Co.	1,309	92,651
Mitsui Fudosan Logistics Park, Inc.†	5	15,925
Mori Hills REIT Investment Corp	18	25,369
Nippon Accommodations Fund, Inc.	9	40,808
Nippon Prologis REIT, Inc.	8	18,102
Paramount Group, Inc.	1,345	20,915
Pebblebrook Hotel Trust	623	15,126
Prologis, Inc.	2,940	153,350
PS Business Parks, Inc.	223	24,483
Public Storage	481	102,799
Regency Centers Corp.	1,509	108,754
RLJ Lodging Trust	839	16,545
Scentre Group	118,010	377,933
Shaftesbury PLC	3,127	35,098
Simon Property Group, Inc.	2,739	509,345
SL Green Realty Corp.	2,065	202,824
Sunstone Hotel Investors, Inc.	2,460	30,898
Taubman Centers, Inc.	259	18,767
Terreno Realty Corp.	629	16,417
Unibail-Rodamco SE	2,032	484,046
Urban Edge Properties	1,888	48,729
VEREIT, Inc.	54,639	513,607
Vicinity Centres	18,707	40,841
Vornado Realty Trust	2,516	233,435
Weingarten Realty Investors	1,233	44,647

Weyerhaeuser Co.	18,416	551,191

		8,093,073

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,225	18,960
Mitsubishi Estate Co., Ltd.	2,000	39,697
PSP Swiss Property AG	435	38,904

		97,561

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	392	16,382
Cheung Kong Property Holdings, Ltd.	62,500	462,975
Hongkong Land Holdings, Ltd.	6,500	43,550
Hysan Development Co., Ltd.	4,000	18,464
Iguatemi Empresa de Shopping Centers SA	1,420	13,413
Inmobiliaria Colonial SA	2,814	19,872
Mitsui Fudosan Co., Ltd.	15,000	341,923
Sun Hung Kai Properties, Ltd.	1,000	14,931
UNITE Group PLC	2,264	15,338

		946,848

Retail-Apparel/Shoe — 0.2%
Coach, Inc.	4,586	164,592
L Brands, Inc.	1,534	110,739
Lojas Renner SA	30,008	253,827
Ross Stores, Inc.	9,755	610,078

		1,139,236

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	582	431,937
O’Reilly Automotive, Inc.†	3,326	879,528

		1,311,465

Retail-Building Products — 0.7%
Home Depot, Inc.	9,784	1,193,746
Kingfisher PLC	149,731	662,158
Lowe’s Cos., Inc.	22,182	1,478,430

		3,334,334

Retail-Discount — 0.3%
Costco Wholesale Corp.	2,560	378,547
Dollar General Corp.	6,670	460,831
Wal-Mart Stores, Inc.	11,254	788,005

		1,627,383

Retail-Drug Store — 0.4%
CVS Health Corp.	5,464	459,522
Walgreens Boots Alliance, Inc.	20,342	1,682,894

		2,142,416

Retail-Gardening Products — 0.1%
Tractor Supply Co.	4,471	280,019

Retail-Major Department Stores — 0.2%
Kering	1,870	414,767
Marks & Spencer Group PLC	55,910	233,017
TJX Cos., Inc.	2,665	196,544

		844,328

Retail-Restaurants — 0.2%
Domino’s Pizza, Inc.	114	19,293
McDonald’s Corp.	2,164	243,601
Starbucks Corp.	9,981	529,692
Yum! Brands, Inc.	1,178	101,638

		894,224

Rubber-Tires — 0.1%
Sumitomo Rubber Industries, Ltd.	18,700	313,480

Satellite Telecom — 0.1%
Eutelsat Communications SA	17,594	368,894

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	5,510	353,191
NXP Semiconductors NV†	16,944	1,694,400
QUALCOMM, Inc.	12,897	886,282
Taiwan Semiconductor Manufacturing Co., Ltd.	191,000	1,140,886

		4,074,759

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	3,303	96,051
ASML Holding NV (Euronext Amsterdam)	4,318	457,418
ASML Holding NV (NASDAQ)	1,621	171,210
KLA-Tencor Corp.	728	54,680
Lam Research Corp.	1,037	100,444
Tokyo Electron, Ltd.	6,000	542,844

		1,422,647

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	48,800	88,743

Silver Mining — 0.0%
Fresnillo PLC	2,577	51,730
Silver Wheaton Corp.	2,650	63,891

		115,621

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	300	9,683
Mueller Water Products, Inc., Class A	700	8,624
Tenaris SA	1,324	18,720
Valmont Industries, Inc.	47	6,014

		43,041

Steel-Producers — 0.1%
Acerinox SA	605	7,452
ArcelorMittal†	6,451	43,467
Hyundai Steel Co.	73	3,151
JFE Holdings, Inc.	300	4,310
Kobe Steel, Ltd.†	500	4,138
Nippon Steel & Sumitomo Metal Corp.	1,700	33,694
Nucor Corp.	2,214	108,154
POSCO	164	33,968
Reliance Steel & Aluminum Co.	245	16,851
Severstal PJSC GDR	201	2,834
thyssenkrupp AG	1,335	30,907
voestalpine AG	121	4,281

		293,207

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	500	6,255

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	9,471	249,466

Telephone-Integrated — 1.2%
AT&T, Inc.	13,515	497,217
KT Corp.	12,745	359,767
Nippon Telegraph & Telephone Corp.	33,400	1,484,161
SoftBank Group Corp.	6,100	384,020
TDC A/S†	95,335	526,075
Telecom Italia SpA RSP	404,788	287,054
Telefonica Deutschland Holding AG	161,628	626,495
Telefonica SA	50,120	509,478
Telstra Corp., Ltd.	40,343	152,831
Verizon Communications, Inc.	19,054	916,498

		5,743,596

Tobacco — 0.7%
Altria Group, Inc.	7,054	466,411
Philip Morris International, Inc.	27,995	2,699,838
Reynolds American, Inc.	3,067	168,930

		3,335,179

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	718	81,737

Toys — 0.1%
Mattel, Inc.	19,861	626,217

Transport-Marine — 0.1%
AP Moeller - Maersk A/S, Series B	253	388,323
Nippon Yusen KK	64,000	131,210

		519,533

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	3,607	515,657
Central Japan Railway Co.	3,600	613,274
Kansas City Southern	1,481	129,972
Norfolk Southern Corp.	2,280	212,040
Union Pacific Corp.	489	43,120

		1,514,063

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	1,949	132,766
FedEx Corp.	4,300	749,576

		882,342

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,617	131,963

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	2,994	2,424,841
Alphabet, Inc., Class C†	4,897	3,841,892
Baidu, Inc. ADR†	2,479	438,436
NAVER Corp.	329	246,409
Yahoo Japan Corp.	139,400	535,694
Yahoo!, Inc.†	5,410	224,785

		7,712,057

Wireless Equipment — 0.1%
GN Store Nord A/S	20,785	421,479

X-Ray Equipment — 0.1%
Hologic, Inc.†	10,311	371,299

Total Common Stocks (cost $270,516,221)		276,541,555

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Great Plains Energy, Inc. 7.00%	100	5,299
NextEra Energy, Inc. 6.12%	3,878	196,809

Total Convertible Preferred Securities (cost $198,393)		202,108

ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	100,000	100,325
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	185,000	185,698
Ascentium Equipment Receivables Trust Series 2016-2A, Class A3 1.65% due 05/10/2022*	500,000	499,960
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	203,900
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	138,626
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	10,038
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	95,000	95,084
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	100,662
CarMax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,127
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	10,097
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	100,000	100,191
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	245,086
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(1)	250,000	267,100
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(1)	50,000	54,134

CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	124,838
CNH Equipment Trust Series 2014-C, Class A4 1.65% due 09/15/2021	137,000	137,702
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	25,148
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(1)	345,000	367,608
COMM Mtg. Trust Series 2014-UBS6, Class A5 3.64% due 12/10/2047(1)	100,000	106,703
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	250,000	268,809
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	165,000	178,967
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(1)	245,000	252,020
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(1)	50,000	53,974
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	455,043
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% due 09/15/2019	200,000	200,546
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,231
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	187,856
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	120,647
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	25,064
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	275,000	283,004
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(1)	50,000	52,697
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(1)	25,000	27,109
Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	10,013
Hyundai Auto Receivables Trust Series 2014-A, Class A4 1.32% due 08/15/2019	31,000	31,060
John Deere Owner Trust Series 2016-B, Class A3 1.25% due 06/15/2020	80,000	80,032
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	15,024
JPMBB Commercial Mtg. Securities Trust Series 2015-C30, Class A5 3.82% due 07/15/2048(1)	50,000	54,018
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(1)	50,000	51,731
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	194,765
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	55,267
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(2)	96,873	97,617
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	100,187
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(1)	250,000	267,362
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(1)	115,000	124,105
Nissan Auto Receivables Owner Trust Series 2016-A, Class A4 1.59% due 07/15/2022	25,000	25,070
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(2)	153,677	153,907
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(2)	82,774	83,862
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(2)	95,085	96,504
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	20,000	20,034

Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(1)	120,000	123,285
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	25,000	27,389
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	200,000	200,380
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	200,000	200,923
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	90,860

Total Asset Backed Securities (cost $7,023,840)		7,037,389

CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
Forest City Realty Trust, Inc. Senior Notes 4.25% due 08/15/2018 (cost $6,834)	6,000	6,758

U.S. CORPORATE BONDS & NOTES — 6.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	185,762
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	41,552
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	78,607

		305,921

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	223,963
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	75,000	85,056

		309,019

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	130,620

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	190,000	190,174

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	130,000	135,200
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	141,663	147,344
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	548,239	574,280
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	390,000	390,000
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	190,000	195,700

		1,442,524

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	235,000	231,697

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	164,708

Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	249,199
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	75,000	75,030
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	427,487
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	554,840
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,862
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	329,349

		1,686,767

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	159,812

Banks-Commercial — 0.3%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	249,446
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	349,634
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	253,166
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	249,305
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	248,979

		1,350,530

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,041
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	250,305

		290,346

Banks-Super Regional — 0.0%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	45,000	47,672
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,363
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	125,000	126,396

		199,431

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	301,693

Brewery — 0.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	125,000	131,533
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	27,713

		159,246

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,509

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	177,214
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,856

		228,070

Cable/Satellite TV — 0.2%
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	600,000	704,099
Time Warner Cable, Inc. Senior Sec. Notes 7.30% due 07/01/2038	200,000	252,347

		956,446

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	80,000	79,419

Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 3.10% due 10/05/2018*	250,000	255,606

Computers — 0.1%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	248,287
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	276,414

		524,701

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	9,000	10,395

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	295,451
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	71,052

		366,503

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	152,789
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	153,963
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	175,000	187,810
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	50,000	53,373
Citigroup, Inc. Senior Notes 2.15% due 07/30/2018	125,000	125,877
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	250,066
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	186,758
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	326,842
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	130,035
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	150,000	150,254
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	176,410
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	202,315
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,590
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	304,120
Morgan Stanley Senior Notes 3.13% due 07/27/2026	250,000	248,809
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	26,180

		2,702,191

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	152,188
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	105,618
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	106,152

		363,958

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	52,992
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	45,000	49,254

		102,246

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	205,000	215,122
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	150,000	155,522

		370,644

Electric-Integrated — 0.4%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	170,000	172,976
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	196,619
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	43,786
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	37,854
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	224,697
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	252,984
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	50,000	52,982
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	327,159
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	155,262
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	242,908
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	412,524

		2,119,751

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	79,462

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	260,252

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	100,000	100,778
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	99,521

		200,299

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	30,303

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	46,345

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	125,000	144,750

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 09/10/2019	50,000	50,692
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	114,899

		165,591

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	532,616
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	224,218
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	25,000	25,626
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	55,826

		838,286

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	427,658

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	124,222
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	305,063

		429,285

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	83,724

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	399,417
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	205,939

		605,356

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	283,289

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	124,252
Wabtec Corp. Senior Notes 3.45% due 11/15/2026*	155,000	155,849

		280,101

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	169,704

Medical-Biomedical/Gene — 0.2%
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	50,000	53,288
Celgene Corp. Senior Notes 2.30% due 08/15/2018	295,000	298,676
Celgene Corp. Senior Notes 3.55% due 08/15/2022	70,000	73,692
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	73,332
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	52,609

Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	375,000	372,240

		923,837

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,005
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	25,000	25,493
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	51,003
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	45,924

		187,425

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.40% due 06/15/2021	125,000	126,134
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	51,003
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	27,740
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	103,262

		308,139

Medical-Hospitals — 0.2%
Ascension Health Senior Notes 3.95% due 11/15/2046	170,000	177,166
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	101,500
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	489,294

		767,960

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 6.00% due 03/01/2041	50,000	60,241

Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	185,000	174,996

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	500,254

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	15,809
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	184,170
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	52,195

		252,174

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	167,981

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	52,347
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	290,000	310,685

		363,032

Pipelines — 0.2%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	81,490
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	80,000	83,122
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	220,000	227,417
Kinder Morgan Energy Partners LP Company Guar. Notes 5.95% due 02/15/2018	5,000	5,257
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	15,000	15,696
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	25,090
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	43,708
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.50% due 05/01/2018	15,000	15,990
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	70,000	69,551
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	143,781

		711,102

Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	5,000	5,200

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	46,950
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	234,695
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	118,136
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	36,370
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	153,637
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	379,150
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	135,000	136,470
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,153
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	285,241
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,004
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	171,342
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	268,156

		1,881,304

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	325,114
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	50,530
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	30,000	31,092

		406,736

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	50,000	52,828

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	118,367
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	76,083

		194,450

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	41,833
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	487,609

		529,442

Steel-Producers — 0.0%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	155,157

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	300,000	304,197
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	50,000	50,989
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	385,000	407,783
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	225,000	257,368

		1,020,337

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	278,628

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,465
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	367,415

		417,880

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.60% due 06/01/2044	50,000	51,305

Total U.S. Corporate Bonds & Notes (cost $28,346,634)		28,468,740

FOREIGN CORPORATE BONDS & NOTES — 1.9%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	105,310

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	51,524

Banks-Commercial — 0.6%
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	383,512
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	415,338
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	249,048
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	443,629
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	25,201
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	496,981
Standard Chartered PLC FRS Senior Notes 1.94% due 08/19/2019*	325,000	327,119
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	499,941
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	55,000	54,940

		2,895,709

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	410,000	414,872

Diversified Banking Institutions — 0.1%
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	207,470
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	204,334
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	200,000	208,380

		620,184

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	496,303

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	20,000	20,239

E-Commerce/Products — 0.1%
JD.com, Inc. Senior Notes 3.88% due 04/29/2026	270,000	262,517

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	74,000	77,232

Insurance Brokers — 0.1%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	37,130
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	368,636
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,816

		431,582

Insurance-Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	220,000	223,576

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	422,890
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	310,000	307,595

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	100,000	97,254
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	97,000	76,387

		904,126

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	209,859

Metal-Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	319,513

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	30,397

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	145,000	148,128
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	199,781
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	100,695

		448,604

Oil Companies-Integrated — 0.2%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	50,000	47,625
Petroleos Mexicanos Company Guar. Notes 3.50% due 07/23/2020	250,000	250,875
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	70,000	60,298
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	250,000	273,500
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	198,973
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	258,153
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	41,698

		1,131,122

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,200

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	89,294

Transport-Services — 0.1%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	337,950

Total Foreign Corporate Bonds & Notes (cost $9,066,914)		9,087,113

U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	698,809

Federal Home Loan Mtg. Corp. — 0.2%
3.50% due 03/01/2046	179,412	190,285
3.50% due 05/01/2046	68,454	72,356
4.00% due 09/01/2045	19,717	21,078
Federal Home Loan Mtg. Corp.
Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(1)	174,821	177,227
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2016-HQA3, Class M1
1.32% due 03/25/2029 FRS(2)	248,447	248,248
Series 2016-DNA3, Class M2
2.53% due 12/25/2028 FRS(2)	250,000	252,669

		961,863

Federal National Mtg. Assoc. — 5.9%
1.00% due 08/28/2019	1,000,000	997,695
1.25% due 08/17/2021	870,000	862,189
2.50% due 10/01/2027	57,524	59,241
2.50% due 11/01/2027	64,703	66,637
2.50% due 12/01/2027	123,066	126,738
2.50% due 02/01/2028	76,798	79,094
2.50% due 03/01/2028	77,025	79,331
2.50% due 07/01/2028	63,943	65,851
2.50% due 10/01/2031	25,000	25,768
2.50% due November 15 TBA	1,920,000	1,975,650
2.50% due 05/01/2043	195,266	195,801
2.50% due November 30 TBA	435,000	434,176
3.00% due 10/01/2028	587,034	614,584
3.00% due 01/01/2031	26,604	27,853
3.00% due 02/01/2031	13,348	13,974
3.00% due 04/01/2031	47,816	50,060
3.00% due November 15 TBA	295,000	308,713
3.00% due 05/01/2043	30,505	31,570

3.00% due 08/01/2043	35,235	36,344
3.00% due 01/01/2044	982,710	1,013,855
3.00% due 10/01/2046	784,109	810,426
3.00% due November 30 TBA	2,120,000	2,182,606
3.50% due 03/01/2026	73,461	77,443
3.50% due 06/01/2027	20,574	21,688
3.50% due 10/01/2041	50,012	52,720
3.50% due 07/01/2042	142,369	150,017
3.50% due 11/01/2042	29,491	30,990
3.50% due 05/01/2043	761,492	802,358
3.50% due 09/01/2043	200,111	210,849
3.50% due 01/01/2044	365,370	385,220
3.50% due 07/01/2044	658,235	692,066
3.50% due 11/01/2045	756,421	794,738
3.50% due 12/01/2045	52,614	55,223
3.50% due 01/01/2046	806,361	851,229
3.50% due 04/01/2046	1,621,230	1,701,626
3.50% due 05/01/2046	92,761	98,029
3.50% due 08/01/2046	666,125	703,915
3.50% due November 30 TBA	540,000	566,916
4.00% due 12/01/2040	25,363	27,230
4.00% due November 30 TBA	6,425,000	6,879,769
4.50% due 01/01/2044	327,281	357,427
4.50% due 06/01/2044	27,336	29,934
4.50% due November 30 TBA	2,005,000	2,191,402
5.00% due 10/01/2033	29,051	32,315
5.00% due 05/01/2040	179,241	199,109
5.00% due November 30 TBA	685,000	758,603
5.50% due 10/01/2035	28,596	32,468
5.50% due 05/01/2036	97,762	110,735
6.00% due 09/01/2037	141,114	162,136
Federal National Mtg. Assoc. Connecticut Avenue Securities Series 2016-C04, Class 1M1
1.98% due 01/25/2029 FRS(2)	83,789	84,209
Series 2016-C03, Class 1M1
2.53% due 10/25/2028 FRS(2)	48,681	49,241

		28,167,761

Government National Mtg. Assoc. — 1.4%
3.00% due November 30 TBA	1,760,000	1,833,425
3.50% due 05/20/2043	26,278	27,979
3.50% due 10/20/2044	20,367	21,751
3.50% due 05/20/2045	22,300	23,828
3.50% due 02/20/2046	120,953	129,120
3.50% due 05/20/2046	834,173	884,193
3.50% due 06/20/2046	1,780,294	1,887,452
4.00% due 09/20/2045	162,408	173,976
4.00% due 10/20/2045	159,562	171,143
4.00% due 11/20/2045	64,619	69,233
4.00% due 12/20/2045	402,224	430,957
4.00% due 05/20/2046	211,729	227,038
4.50% due 04/20/2041	27,661	30,355
4.50% due 09/15/2045	132,883	146,604
4.50% due 01/20/2046	218,958	236,242
5.00% due 08/20/2042	149,169	163,418

		6,456,714

Total U.S. Government Agencies (cost $36,321,548)		36,285,147

U.S. GOVERNMENT TREASURIES — 8.5%
United States Treasury Bonds — 1.8%
0.75% due 02/15/2045 TIPS(3)	40,911	41,101
1.00% due 02/15/2046 TIPS(3)	23,683	25,514
2.13% due 02/15/2041 TIPS(3)	27,495	36,165
2.25% due 08/15/2046	220,000	204,609
2.50% due 02/15/2045	115,000	112,997
2.50% due 02/15/2046	1,545,000	1,515,971
2.50% due 05/15/2046	840,000	824,611
3.00% due 11/15/2045	100,000	108,570
3.13% due 11/15/2041	1,155,000	1,284,441
3.13% due 02/15/2043	320,000	355,875
3.50% due 02/15/2039	1,560,000	1,855,547
3.63% due 04/15/2028 TIPS(3)	111,682	152,619
3.88% due 04/15/2029 TIPS(3)	29,301	41,736
4.50% due 02/15/2036	50,000	67,982
4.50% due 05/15/2038	305,000	417,052
4.75% due 02/15/2037	50,000	70,076
5.38% due 02/15/2031	860,000	1,221,536

		8,336,402

United States Treasury Notes — 6.7%
0.13% due 04/15/2018 TIPS(3)	35,633	35,973
0.13% due 04/15/2019 TIPS(3)	174,734	177,522
0.13% due 04/15/2021 TIPS(3)	274,374	279,840
0.13% due 07/15/2026 TIPS(3)	205,980	206,542
0.88% due 06/15/2019	210,000	209,524
1.00% due 09/15/2018(4)	3,290,000	3,297,583
1.00% due 03/15/2019	3,070,000	3,074,918
1.13% due 02/28/2021	345,000	343,032
1.13% due 06/30/2021	3,770,000	3,738,189
1.13% due 07/31/2021	1,245,000	1,233,815
1.13% due 08/31/2021(4)	5,955,000	5,902,429
1.13% due 09/30/2021	710,000	703,288
1.38% due 04/30/2020	1,580,000	1,594,010
1.38% due 10/31/2020	750,000	754,658
1.38% due 04/30/2021	3,855,000	3,868,705
1.38% due 05/31/2021	755,000	757,861
1.38% due 06/30/2023	2,825,000	2,786,597
1.50% due 05/31/2019(4)	265,000	268,644
1.50% due 05/31/2020	780,000	789,963
1.50% due 08/15/2026	575,000	558,109
1.63% due 11/15/2022	435,000	437,498
1.75% due 09/30/2019	355,000	362,669
1.75% due 12/31/2020	220,000	224,520
2.00% due 02/15/2022	270,000	278,153

2.13% due 08/15/2021	180,000	186,532

		32,070,574

Total U.S. Government Treasuries (cost $40,812,657)		40,406,976

MUNICIPAL BONDS & NOTES — 0.5%
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	423,834
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	51,612
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	483,442
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	201,720
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	395,628
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	146,195
State of California General Obligation Bonds 7.63% due 03/01/2040	320,000	492,947

Total Municipal Bonds & Notes (cost $2,202,472)		2,195,378

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	159,474
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	175,174
Province of Quebec, Canada Notes 3.50% due 07/29/2020	100,000	107,156
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	26,216

		468,020

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	219,216
Republic of Iceland Notes 5.88% due 05/11/2022	100,000	117,213
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	217,508
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	114,160
Republic of Slovenia Senior Notes 5.85% due 05/10/2023*	200,000	237,000
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	211,400

		1,116,497

Total Foreign Government Obligations (cost $1,551,403)		1,584,517

EXCHANGE-TRADED FUNDS — 3.5%
T. Rowe Price Institutional High Yield Fund (cost $15,965,471)	1,871,619	16,470,247

OPTIONS — PURCHASED — 0.1%
Put Options-Purchased(7) (cost $1,263,794)	1,208	365,420

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Centennial Resource Development, Inc. Expires 10/11/2021 (Strike Price $11.50) † (cost $817)	231	1,086

Total Long-Term Investment Securities (cost $413,276,998)		418,652,434

SHORT-TERM INVESTMENT SECURITIES — 17.4%
Commercial Paper — 0.3%
AXA Financial, Inc. 1.70% due 10/10/2017*	285,000	280,519
Enbridge Energy Partners LP 1.58% due 12/20/2016*	395,000	394,167
Energy Transfer Partners LP 1.52% due 11/21/2016*	255,000	254,787
Pentair Finance SA 1.53% due 11/07/2016*	395,000	394,901
Vodafone Group PLC 1.65% due 09/07/2017*	395,000	389,558

		1,713,932

Registered Investment Companies — 17.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(5)	81,243,712	81,243,712

Total Short-Term Investment Securities (cost $82,957,644)		82,957,644

TOTAL INVESTMENTS (cost $496,234,642)(6)	105.5%	501,610,078
Liabilities in excess of other assets	(5.5)	(26,091,958)

NET ASSETS	100.0%	$475,518,120

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $9,270,765 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of October 31, 2016.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Purchased Options:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	November 2016	$1,940	1,208	$1,263,794	$365,420	$(898,374)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
336	Long	Mini MSCI EAFE Index	December 2016	$28,209,184	$27,983,760	$(225,424)
650	Long	S&P 500 E-Mini Index	December 2016	69,337,076	68,903,250	(433,826)
40	Short	U.S. Treasury 10 Year Note	December 2016	5,207,686	5,185,000	22,686
60	Short	U.S. Treasury 2 Year Note	December 2016	13,088,263	13,088,438	(175)
117	Short	U.S. Treasury 5 Year Note	December 2016	14,152,647	14,133,234	19,413
13	Short	U.S. Treasury Long Bond	December 2016	2,139,417	2,115,344	24,073
20	Short	U.S. Treasury Ultra Long Bond	December 2016	3,567,468	3,518,750	48,718

						$(544,535)

ADR — American Depository Receipt

Euronext Amsterdam — Euronext Stock Exchange Amsterdam

GDR — Global Depository Receipt

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

  The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TSE — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$4,133,500	$2,605	$—	$4,136,105
Other Industries	272,405,450	—	—	272,405,450
Convertible Preferred Securities	202,108	—	—	202,108
Asset Backed Securities	—	7,037,389	—	7,037,389
Convertible Bonds & Notes	—	6,758	—	6,758
U.S. Corporate Bonds & Notes	—	28,468,740	—	28,468,740
Foreign Corporate Bonds & Notes	—	9,087,113	—	9,087,113
U.S. Government Agencies	—	36,285,147	—	36,285,147
U.S. Government Treasuries	—	40,406,976	—	40,406,976
Municipal Bonds & Notes	—	2,195,378	—	2,195,378
Foreign Government Obligations	—	1,584,517	—	1,584,517
Exchange-Traded Funds	16,470,247	—	—	16,470,247
Options - Purchased	365,420	—	—	365,420
Warrants	1,086	—	—	1,086
Short-Term Investment Securities:
Commercial Paper	—	1,713,932	—	1,713,932
Registered Investment Companies	81,243,712	—	—	81,243,712

Total Investments at Value	$374,821,523	$126,788,555	$—	$501,610,078

Other Financial Instruments:+
Futures Contracts	$114,890	$—	$—	$114,890

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$659,425	$—	$—	$659,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $69,863,396 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
ALBA PLC FRS Series 2005-1, Class A3 0.78% due 11/25/2042(1)	GBP	668,453	$751,547
ALBA PLC FRS Series 2015-1, Class A 1.76% due 04/24/2049(1)	GBP	568,527	695,418
Ares Enhanced Loan Investment Strategy IR, Ltd. FRS Series 2013-IRAR, Class A1BR 2.63% due 07/23/2025*(2)		1,700,000	1,701,197
Auburn Securities 4 PLC FRS Series 4, Class A2 0.91% due 10/01/2041(1)	GBP	516,046	619,914
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,500,000	1,544,572
CIFC Funding, Ltd. FRS Series 2012-3A, ClassA1R 2.08% due 01/29/2025*(2)(3)(4)		1,800,000	1,798,422
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.69% due 12/25/2036*		1,987,913	1,325,783
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 2.05% due 07/17/2033*		998,263	1,010,638
Dryden Senior Loan Fund FRS Series 2012-25A, ClassAR 1.00% due 01/15/2025*(2)(4)		1,800,000	1,799,100
Eurosail PLC FRS Series 2007-3A, Class A2B 0.68% due 06/13/2045*(1)	GBP	236,464	288,847
Eurosail PLC FRS Series 2006-4X, Class A3C 0.74% due 12/10/2044(1)	GBP	417,506	498,200
Eurosail PLC FRS Series 2007-3X, Class A2A 0.87% due 06/13/2045(1)	GBP	167,437	204,529
Eurosail PLC FRS Series 2007-3A, Class A3C 1.33% due 06/13/2045*(1)	GBP	839,790	976,023
Eurosail PLC FRS Series 2007-3X, Class A3A 1.52% due 06/13/2045(1)	GBP	744,458	865,227
Eurosail PLC FRS Series 2007-3X, Class A3C 1.52% due 06/13/2045(1)	GBP	992,479	1,153,481
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,109,232
Fortress Credit Investments IV, Ltd. CLO FRS Series 2015-4A, Class A 2.13% due 07/17/2023*(2)		635,053	633,988
Gemgarto PLC FRS Series 2015-1, Class A 1.54% due 02/16/2047(1)	GBP	211,823	259,836
JPMorgan Commercial Mtg. Backed Trust VRS Series 2010-RR1, Class JPA 5.75% due 06/18/2049*(5)		272,714	273,053
KVK CLO, Ltd. FRS Series 2012-2A, Class A 2.33% due 02/10/2025*(2)		1,600,000	1,601,387
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.78% due 12/01/2060(1)	GBP	920,941	1,050,287
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.12% due 01/01/2061(1)	GBP	1,444,231	1,683,703
Mariner CLO LLC FRS Series 2016-3A, Class A 2.22% due 07/23/2026*(2)		900,000	903,672
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.99% due 08/12/2045*(5)		1,112,762	1,118,499
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.79% due 05/25/2035(1)		190,633	186,104
Ocean Trails CLO II FRS Series 2007-2A, Class A1V2 1.11% due 06/27/2022*(2)		1,049,813	1,037,336
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.23% due 11/20/2023*(2)		700,000	702,456
Progress Residential Trust FRS Series 2016-SFR1, Class A 2.03% due 09/17/2033*		1,000,000	1,011,776
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 1.03% due 03/15/2024		18,539	18,456
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.99% due 02/17/2032*		1,800,000	1,822,450
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*		1,600,000	1,613,568
Thrones PLC FRS Series 2013-1, Class A 2.09% due 07/20/2044(1)	GBP	775,795	957,146
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.70% due 10/10/2040(1)	GBP	400,000	449,201
Uropa Securities PLC FRS Series 2008-1, Class A 0.78% due 06/10/2059(1)	GBP	1,007,259	1,179,099
Uropa Securities PLC FRS Series 2008-1, Class M1 0.93% due 06/10/2059(1)	GBP	233,000	258,990
Uropa Securities PLC FRS Series 2008-1, Class M2 1.13% due 06/10/2059(1)	GBP	182,000	200,090
Uropa Securities PLC FRS Series 2008-1, Class B 1.33% due 06/10/2059(1)	GBP	194,000	206,167
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.80% due 12/25/2045(1)		801,162	758,430

Total Asset Backed Securities (cost $35,972,414)			35,267,824

U.S. CORPORATE BONDS & NOTES — 8.2%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035	13,000	13,012

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	300,000	306,236

Airlines — 0.4%
American Airlines Pass-Through Trust Pass-Through Certs. 3.00% due 04/15/2030	700,000	705,250
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030	200,000	201,500
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027	425,244	452,881
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	20,000	20,593
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030	1,000,000	998,750
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	1,000,000	1,000,000

		3,378,974

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025	200,000	203,323

Auto-Cars/Light Trucks — 0.6%
Daimler Finance North America LLC FRS Company Guar. Notes 1.26% due 03/02/2018*	390,000	390,987
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	202,205
Ford Motor Credit Co. LLC FRS Senior Notes 1.36% due 09/08/2017	300,000	299,985
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	148,490
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	1,070,000	1,102,731
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	406,322
Volkswagen Group of America Finance LLC FRS Senior Notes 1.28% due 05/22/2018*	300,000	298,334
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*	2,200,000	2,209,871

		5,058,925

Banks-Commercial — 0.3%
HSBC USA, Inc. FRS Senior Notes 1.51% due 11/13/2019	200,000	197,470
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	151,342
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	893,921
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	254,144
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	12,068
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019	1,500,000	1,514,601

		3,023,546

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	206,274

Banks-Super Regional — 0.4%
Bank of America NA FRS Senior Notes 1.29% due 06/05/2017	740,000	741,018
Bank of America NA FRS Senior Notes 1.30% due 05/08/2017	250,000	250,181
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	743,782
Wells Fargo & Co. FRS Senior Notes 2.12% due 10/31/2023	1,900,000	1,895,060
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	111,920
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	50,071

		3,792,032

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,977

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	64,158
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	21,147

		85,305

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,437

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	550,000	570,273
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	450,000	479,330
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	22,047

		1,071,650

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,470
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	30,013

		59,483

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	800,000	832,774

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	810,590
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	55,443
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	103,022

		969,055

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	41,688

Computers — 0.2%
Apple, Inc. FRS Senior Notes 1.18% due 05/06/2019	200,000	200,536
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	106,819
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,313,136

		1,620,491

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,086,235
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	1,500,000	1,465,482

		2,551,717

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	50,000	50,651
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	31,388

		82,039

Diversified Banking Institutions — 1.0%
Bank of America Corp. FRS Senior Notes 1.44% due 08/25/2017	110,000	110,136
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	610,040
Citigroup, Inc. FRS Senior Notes 1.69% due 12/07/2018	1,340,000	1,345,353
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,096,051
Citigroup, Inc. FRS Senior Notes 2.07% due 08/02/2021	1,000,000	1,007,340
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,625,990
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	792,072
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	31,208
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,371,721
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	63,934

		9,053,845

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	31,795

Electric-Integrated — 1.0%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	576,268
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026*	1,600,000	1,651,176
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,746,126
Duke Energy Corp. FRS Senior Notes 1.23% due 04/03/2017	100,000	100,156

Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	973,023
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	106,144
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,187,591
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 1.04% due 03/06/2017	100,000	100,071
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	43,014
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,896,846
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	30,076
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	32,022
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	600,000	613,834

		9,056,347

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.10% due 07/29/2022	20,000	21,115
Intel Corp. Senior Notes 3.70% due 07/29/2025	40,000	43,699

		64,814

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,444

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	600,000	598,489
Oracle Corp. Senior Notes 2.65% due 07/15/2026	800,000	789,142
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	714,907

		2,102,538

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 4.25% due 08/15/2017	800,000	810,240
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	400,000	405,000

		1,215,240

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,103,002
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,131
Synchrony Financial FRS Senior Note 4.50% due 07/23/2025	860,000	900,497

		2,015,630

Finance-Credit Card — 0.1%
American Express Credit Corp. FRS Senior Notes 1.40% due 08/15/2019	300,000	299,851
American Express Credit Corp. FRS Senior Notes 1.66% due 11/05/2018	160,000	161,159

		461,010

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	25,398

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	731,712
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	51,494

		783,206

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	106,142

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	21,073
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	750,000	760,638

		781,711

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	53,577

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	21,339

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	202,569
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,113,451
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,094,344
Principal Life Global Funding II FRS Senior Sec. Notes 1.34% due 12/01/2017*	1,350,000	1,355,904
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	402,646

Reliance Standard Life Global Funding II Sec. Notes 2.15% due 10/15/2018*	120,000	120,904

		4,289,818

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,929
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	150,786
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	203,261
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,254,712

		1,618,688

Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,076

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	52,560
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,425

		72,985

Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	573,966
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,260,000	1,336,957

		1,910,923

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,411

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	31,978
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,169
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,810
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	30,522

		103,479

Medical-Drugs — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	20,830
Baxalta, Inc. Company Guar. Notes 4.00% due 06/23/2025	20,000	20,934
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	383,015
Johnson & Johnson FRS Senior Notes 0.90% due 11/28/2016	100,000	100,031
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	25,441

		550,251

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,856
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	322,713

		343,569

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	685,012

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	211,143

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	600,000	642,517
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	12,429

		654,946

Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	9,833
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	810,000	853,683

		863,516

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	50,000	52,014

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 3.00% due 02/15/2027	1,000,000	986,352
International Paper Co. Senior Notes 3.80% due 01/15/2026	20,000	21,076

		1,007,428

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	97,750

Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	98,775
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	41,226
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	193,740
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	400,000	419,095

		850,586

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	105,538
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,183,969
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,194,193
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	725,048
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	314,153
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	992,970
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	893,928
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	855,937
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	520,823

		6,786,559

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	32,120

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	12,290

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	20,924
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	200,000	213,493

		234,417

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	21,951

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,732,830

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	1,090,000	1,153,616

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,094,327

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 1.26% due 03/30/2017	100,000	100,096
AT&T, Inc. FRS Senior Notes 1.77% due 06/30/2020	90,000	90,397
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	202,798
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	49,837
Verizon Communications, Inc. FRS Senior Notes 1.23% due 06/09/2017	200,000	200,344
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	105,660
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,517,015

		2,266,147

Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	20,000	21,226

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	21,512
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	112,818

		134,330

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	21,804

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	30,000	32,136

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	21,242

Total U.S. Corporate Bonds & Notes (cost $74,414,948)		75,993,814

FOREIGN CORPORATE BONDS & NOTES — 5.0%
Airlines — 0.5%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*(4)	840,000	890,400
Norwegian Air Shuttle ASA Pass- Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,800,000	2,795,234
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*(4)	1,000,000	1,026,767

		4,712,401

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	20,237

Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV FRS Company Guar. Notes 1.24% due 11/18/2016*	250,000	250,025

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	200,000	206,095

Banks-Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.83% due 06/01/2021*	900,000	907,200
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	2,100,000	2,186,010
Bank of Montreal Notes 1.75% due 06/15/2022*	1,500,000	1,488,911
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.39% due 03/05/2018*	400,000	399,738
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	201,506
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	304,668
Commonwealth Bank of Australia FRS Senior Notes 1.11% due 09/08/2017*	300,000	299,939
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	1,000,000	1,004,399
Credit Suisse AG FRS Senior Notes 1.57% due 04/27/2018	680,000	680,161
Dexia Credit Local SA Company Guar. Notes 1.88% due 09/15/2021*	2,700,000	2,671,126
ING Bank NV FRS Notes 1.40% due 03/16/2018*	400,000	400,348
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	211,485
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,735,338
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	994,025
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	141,804
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	864,908
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	985,618
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	373,348
Toronto-Dominion Bank FRS Senior Notes 1.12% due 05/02/2017	200,000	200,018
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	700,000	698,702

		16,749,252

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	203,364

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	700,000	708,318

Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	400,000	459,889

Diversified Banking Institutions — 1.3%
Barclays PLC FRS Senior Notes 2.99% due 08/10/2021	1,900,000	1,945,520
Barclays PLC Senior Notes 3.65% due 03/16/2025	950,000	932,738
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	250,000	247,973
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023*	1,500,000	1,514,556
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021*	1,700,000	1,711,196
HSBC Holdings PLC FRS Senior Notes 2.36% due 01/05/2022	500,000	502,268

HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	550,000	584,971
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	783,249
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022	400,000	410,307
UBS AG FRS Senior Notes 1.28% due 08/14/2017	250,000	249,916
UBS Group Funding Jersey, Ltd. FRS Company Guar. Notes 2.42% due 02/01/2022*	2,500,000	2,541,472
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	550,000	574,272

		11,998,438

Electric-Integrated — 0.0%
E.ON International Finance BV Company Guar. Notes 5.80% due 04/30/2018*	300,000	317,135

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	20,000	21,495

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	201,728

Industrial Gases — 0.1%
Air Liquide Finance SA Company Guar. Notes 2.25% due 09/27/2023*	300,000	297,263
Air Liquide Finance SA Company Guar. Notes 2.50% due 09/27/2026*	500,000	491,651

		788,914

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,163

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	998,125
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	500,000	491,732
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	490,987

		1,980,844

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	10,026

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC FRS Company Guar. Notes 1.33% due 02/13/2018	213,000	213,159
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	40,000	41,926
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	63,813
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,400,000	1,387,455
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,156,209

		2,862,562

Regional Agencies — 0.3%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*(4)	2,700,000	2,669,080

Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	1,100,000	1,134,507

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	21,118
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	42,917
Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	916,113

		980,148

Transport-Marine — 0.1%
AP Moeller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	601,511

Total Foreign Corporate Bonds & Notes (cost $46,472,671)		46,886,132

U.S. GOVERNMENT AGENCIES — 13.9%
Federal Home Loan Mtg. Corp. — 0.5%
1.25% due 10/02/2019	2,000,000	2,010,242
2.38% due 01/13/2022	200,000	208,921
Federal Home Loan Mtg. Corp. REMIC
Series 4579, Class FD
0.88% due 01/15/2038 FRS(1)	2,450,513	2,434,297
Series 4579, Class SD
1.98% due 01/15/2038 VRS(1)(6)	2,450,513	149,826

		4,803,286

Federal National Mtg. Assoc. — 12.4%
1.88% due 09/18/2018	900,000	916,107
3.00% due December TBA	16,500,000	16,954,394
3.50% due November TBA	42,300,000	44,408,393
3.50% due December TBA	23,000,000	24,122,150
3.70% due 09/01/2034	967,583	1,054,435
4.00% due 07/01/2045	4,999,502	5,352,310
4.00% due 02/01/2046	3,999,602	4,280,920

4.00% due 09/01/2046	4,899,514	5,245,282
4.50% due December TBA	6,600,000	7,208,438
Federal National Mtg. Assoc. REMIC
Series 2012-113, Class PF
0.88% due 10/25/2040 FRS(1)	1,198,882	1,192,540
Series 2007-85, Class FL
1.07% due 09/25/2037 FRS(1)	4,268,597	4,279,098

		115,014,067

Government National Mtg. Assoc. — 1.0%
Government National Mtg. Assoc. REMIC
Series 2016-H10, Class FJ
1.13% due 04/20/2066 FRS(1)	390,369	391,560
Series 2014-H02, Class FB
1.17% due 12/20/2063 FRS(1)	985,897	987,727
Series 2016-H11, Class F
1.32% due 05/20/2066 FRS(1)	2,789,089	2,788,210
Series 2016-H14, Class FA
1.33% due 06/20/2066 FRS(1)	1,602,725	1,602,227
Series 2016-H17, Class FC
1.36% due 08/20/2066 FRS(1)	3,595,104	3,600,494

		9,370,218

Total U.S. Government Agencies (cost $129,278,693)		129,187,571

U.S. GOVERNMENT TREASURIES — 12.6%
United States Treasury Bonds — 1.8%
1.00% due 02/15/2046 TIPS(7)	5,488,938	5,913,200
2.50% due 02/15/2046	1,530,000	1,501,253
2.88% due 05/15/2043	300,000	318,445
2.88% due 08/15/2045	2,600,000	2,755,189
3.13% due 02/15/2042	250,000	278,271
3.13% due 08/15/2044	3,450,000	3,837,856
4.38% due 11/15/2039	600,000	804,305
4.38% due 05/15/2040	1,300,000	1,744,488

		17,153,007

United States Treasury Notes — 10.8%
0.63% due 04/30/2018	6,200,000	6,183,533
1.50% due 03/31/2023	6,640,000	6,612,763
1.50% due 08/15/2026	4,200,000	4,074,655
1.63% due 05/15/2026	9,059,000	8,897,641
1.75% due 02/28/2022	2,500,000	2,542,870
1.88% due 08/31/2022	61,400,000	62,704,750
2.25% due 04/30/2021	1,100,000	1,145,848
2.50% due 05/15/2024	7,300,000	7,732,299

		99,894,359

Total U.S. Government Treasuries (cost $116,402,661)		117,047,366

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047	600,000	574,500
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/26/2026*	800,000	788,912
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*	2,400,000	2,416,968

Total Foreign Government Obligations (cost $3,760,936)		3,780,380

OPTIONS—PURCHASED(8) — 0.4%
Equity Options	1,515	3,747,100
Interest Rate Options(4)	9,700,000	939,158

(cost $8,624,371)		4,686,258

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(9) (cost $40,000)	40,000	40,750

Total Long-Term Investment Securities (cost $414,966,694)		412,890,095

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Certificates of Deposit — 0.4%
Credit Suisse AG FRS 1.65% due 09/12/2017	1,300,000	1,301,706
Natixis SA NY FRS 1.55% due 09/25/2017	2,200,000	2,206,901

		3,508,607

Commercial Paper — 0.6%
Abbey National Treasury 1.40% due 07/07/2017	100,000	100,000
Barclays Bank PLC NY FRS 1.74% due 11/06/2017	1,700,000	1,700,374
Credit Suisse AG 1.47% due 07/03/2017	100,000	99,003
Sumitomo Mitsui Trust Bank, Ltd. FRS 1.57% due 10/06/2017	400,000	400,615
Viacom, Inc. 1.30% due 11/14/2016*	3,300,000	3,298,451

		5,598,443

U.S. Government Treasuries — 2.3%
United States Treasury Bills
0.26% due 01/19/2017	142,000	141,911
0.32% due 02/02/2017(10)	633,000	632,434
0.35% due 02/02/2017(10)	1,346,000	1,344,797
0.37% due 02/02/2017(10)	10,000	9,991
0.44% due 03/09/2017(10)	331,000	330,576
0.47% due 03/02/2017(10)	11,000,000	10,987,009
0.47% due 03/09/2017(10)	5,160,000	5,153,385
0.50% due 03/09/2017(10)	2,789,000	2,785,424

		21,385,527

Total Short-Term Investment Securities (cost $30,475,379)		30,492,577

REPURCHASE AGREEMENTS — 59.0%
Agreement with J.P. Morgan Securities LLC bearing interest at 0.54% dated 10/31/2016 to be repurchased 11/01/2016 in the amount of $213,503,203 and collateralized by $217,984,000 of United States Treasury Notes bearing interest at 1.00% due 10/15/2019 and having an approximate value of $218,260,744	213,500,000	213,500,000
Agreement with Barclays Capital, Inc. bearing interest at 0.53% dated 10/31/2016 to be repurchased 11/01/2016 in the amount of $120,901,780 and collateralized by $119,278,000 of United States Treasury Notes bearing interest at 2.00% due 08/31/2021 and having an approximate value of $123,809,391	120,900,000	120,900,000
Agreement with Credit Suisse Securities (USA) LLC, bearing interest at 0.52% dated 10/31/2016 to be repurchased 11/01/2016 in the amount of $213,503,084 and collateralized by $218,645,000 of United States Treasury Notes bearing interest at 0.75% due 10/31/2018 and having an approximate value of $218,252,117	213,500,000	213,500,000

Total Repurchase Agreements (cost $547,900,000)		547,900,000

TOTAL INVESTMENTS (cost $993,342,073)(11)	106.6%	991,282,672
Liabilities in excess of other assets	(6.6)	(62,014,099)

NET ASSETS	100.0%	$929,268,573

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $72,538,237 representing 7.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

              The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)	Illiquid security. At October 31, 2016, the aggregate value of these securities was $9,122,927 representing 1.0% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	Options — Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2017	$1,450	505	$1,294,225	$487,325	$(806,900)
S&P 500 Index	June 2017	1,650	505	2,330,235	1,057,975	(1,272,260)
S&P 500 Index	June 2017	1,850	505	4,078,410	2,201,800	(1,876,610)

				$7,702,870	$3,747,100	$(3,955,770)

Over the Counter Purchased Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	$2.30	$9,700	$921,500	$939,158	$17,658

(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	See Note 4 for cost of investments on a tax basis.

GBP — British Pound Sterling

Over the Counter Written Options on Interest Rate Swap Contracts@

Issue	Expiration Month	Strike Price	Notional Amount (000’s)	Premiums Received	Value at October 31, 2016	Unrealized Appreciation/ (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	$2.00	$48,500	$921,500	$1,002,990	$(81,490)

@	Illiquid security. At October 31, 2016, the aggregate value of these securities was $1,002,990 representing 0.1% of net assets.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
335	Long	90 Day Euro Dollar	December 2016	$82,967,279	$82,958,563	$(8,716)
161	Long	U.S. Treasury 10 Year Notes	December 2016	20,945,261	20,869,625	(75,636)
5,388	Long	S&P 500 E-Mini Index	December 2016	579,939,641	571,154,940	(8,784,701)
391	Long	Russell 2000 Mini Index	December 2016	48,222,319	46,501,630	(1,720,689)
335	Short	90 Day Euro Dollar	December 2016	82,836,783	82,795,250	41,533
24	Short	U.S. Treasury 5 Year Notes	December 2016	2,915,976	2,899,125	16,851

						$(10,531,358)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	35,000,000	USD	10,706,528	11/03/2016	$—	$(258,384)
	GBP	1,518,000	USD	1,972,873	11/14/2016	114,416	—
	USD	11,002,483	BRL	35,000,000	11/03/2016	—	(37,571)

						114,416	(295,955)

Goldman Sachs Bank USA	BRL	35,000,000	USD	11,002,483	11/03/2016	37,571	—
	GBP	8,762,000	USD	11,389,199	11/14/2016	662,056	—
	JPY	72,400,000	USD	715,354	11/02/2016	24,976	—
	USD	697,000	JPY	72,448,131	11/02/2016	—	(6,162)
	USD	10,695,187	BRL	35,000,000	11/03/2016	269,723	—
	USD	528,375	GBP	400,000	11/14/2016	—	(38,663)

						994,326	(44,825)

Net Unrealized Appreciation/(Depreciation)						$1,108,742	$(340,780)

BRL — Brazilian Real

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

					Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	41,919	06/07/2017	(3 Month USD LIBOR-BBA minus 1 bps)	MSCI EAFE Index	$—	$(140,508)
Bank of America N.A.	18,686	05/24/2017	(3 Month USD LIBOR- BBA minus 2.5 bps)	MSCI EAFE Index	—	(420,346)
Bank of America N.A.	47,044	05/11/2017	(3 Month USD LIBOR-BBA minus 3 bps)	MSCI EAFE Index	—	(365,896)
Bank of America N.A.	7,863	08/24/2017	(3 Month USD LIBOR-BBA plus 11 bps)	MSCI EAFE Index	—	(134,563)
Bank of America N.A.	18,729	08/24/2017	(3 Month USD LIBOR-BBA plus 6 bps)	MSCIEAFE Index	—	(159,070)

					$—	$(1,220,383)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,800	12/21/2026	3 Month USD LIBOR-BBA	1.750%	$(87,050)	$83,443
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA	1.750%	(114,845)	96,216
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(90,804)
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(2,249)	(15,335)

				Total	$(204,144)	$73,520

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)

					Value (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at October 31, 2016 (1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2020	0.7860%	$3,800	$41,131	$(3,211)
CDX North American Investment Grade Index	1.000%	6/20/2021	0.7157%	32,600	350,286	61,648

					$391,417	$58,437

@	Illiquid security. At October 31, 2016, the aggregate value of these securities was ($901,153) representing (0.1%) of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Dollar

BOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$31,924,830	$3,342,994	$35,267,824
U.S. Corporate Bonds & Notes	—	75,993,814	—	75,993,814
Foreign Corporate Bonds & Notes	—	46,886,132	—	46,886,132
U.S. Government Agencies	—	129,187,571	—	129,187,571
U.S. Government Treasuries	—	117,047,366	—	117,047,366
Foreign Government Obligations	—	3,780,380	—	3,780,380
Exchange-Traded Put Options — Purchased	3,747,100	—	—	3,747,100
Over the Counter Purchased Options on Interest Rate Swap Contracts	—	939,158	—	939,158
Preferred Securities/Capital Securities	—	40,750	—	40,750
Short-Term Investment Securities	—	30,492,577	—	30,492,577
Repurchase Agreements	—	547,900,000	—	547,900,000

Total Investments at Value	$3,747,100	$984,192,578	$3,342,994	$991,282,672

Other Financial Instruments:+
Futures Contracts	$58,384	$—	$—	$58,384
Forward Foreign Currency Contracts	—	1,108,742	—	1,108,742
Centrally Cleared Interest Rate Swap Contracts	—	179,659	—	179,659
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	61,648	—	61,648

Total Other Financial Instruments	$58,384	$1,350,049	$—	$1,408,433

LIABILITIES:
Other Financial Instruments:+
Over the counter Written Options on Interest Rate Swap Contracts	$—	$81,490	$—	$81,490
Futures Contracts	10,589,742	—	—	10,589,742
Forward Foreign Currency Contracts	—	340,780	—	340,780
Over the Counter Total Return Swap Contracts	—	1,220,383	—	1,220,383
Centrally Cleared Interest Rate Swap Contracts	—	106,139	—	106,139
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,211	—	3,211

Total Other Financial Instruments	$10,589,742	$1,752,003	$—	$12,341,745

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments.

SunAmerica Series Trust

VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 61.5%
Aerospace/Defense — 0.9%
General Dynamics Corp.	60,373	$9,100,626

Agricultural Chemicals — 1.2%
Agrium, Inc.	50,151	4,604,865
Mosaic Co.	322,379	7,585,578

		12,190,443

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	104,326	4,545,484

Apparel Manufacturers — 0.2%
Michael Kors Holdings, Ltd.†	30,615	1,554,630

Applications Software — 1.3%
Citrix Systems, Inc.†	77,333	6,557,838
Microsoft Corp.	116,816	6,999,615

		13,557,453

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	227,209	7,179,804

Banks-Commercial — 1.1%
BB&T Corp.	143,907	5,641,155
First Horizon National Corp.	378,015	5,825,211

		11,466,366

Banks-Fiduciary — 3.0%
Citizens Financial Group, Inc.	515,879	13,588,253
Northern Trust Corp.	96,932	7,019,815
State Street Corp.	147,551	10,359,556

		30,967,624

Banks-Super Regional — 2.9%
Comerica, Inc.	140,629	7,325,365
Fifth Third Bancorp	482,557	10,500,440
PNC Financial Services Group, Inc.	127,538	12,192,633

		30,018,438

Cable/Satellite TV — 1.5%
Charter Communications, Inc., Class A†	22,737	5,681,749
Comcast Corp., Class A	162,369	10,037,651

		15,719,400

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	187,651	5,224,204

Commercial Services-Finance — 0.5%
PayPal Holdings, Inc.†	128,933	5,371,349

Cruise Lines — 1.3%
Carnival Corp.	282,673	13,879,244

Diversified Banking Institutions — 10.6%
Bank of America Corp.	1,338,925	22,092,262
Citigroup, Inc.	629,559	30,942,825
Goldman Sachs Group, Inc.	42,726	7,615,482
JPMorgan Chase & Co.	458,447	31,752,039
Morgan Stanley	521,287	17,499,605

		109,902,213

Diversified Manufacturing Operations — 1.8%
General Electric Co.	399,812	11,634,529
Ingersoll-Rand PLC	101,540	6,832,627

		18,467,156

Diversified Minerals — 0.5%
BHP Billiton, Ltd.	303,856	5,332,474

E-Commerce/Products — 0.8%
eBay, Inc.†	277,621	7,914,975

Electric-Integrated — 0.9%
FirstEnergy Corp.	111,281	3,815,826
PG&E Corp.	93,454	5,805,362

		9,621,188

Electronic Components-Semiconductors — 0.8%
Intel Corp.	230,272	8,029,585

Electronic Security Devices — 0.6%
Johnson Controls International PLC	163,217	6,580,909

Enterprise Software/Service — 1.2%
Oracle Corp.	322,713	12,398,633

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	228,572	7,245,732

Finance-Other Services — 0.4%
CME Group, Inc.	41,626	4,166,763

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	183,386	8,241,367

Insurance Brokers — 1.8%
Aon PLC	69,293	7,679,743
Marsh & McLennan Cos., Inc.	82,285	5,216,046
Willis Towers Watson PLC	47,854	6,024,819

		18,920,608

Insurance-Multi-line — 0.4%
Voya Financial, Inc.	138,685	4,236,827

Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	103,295	8,621,001

Medical Instruments — 0.9%
Medtronic PLC	110,050	9,026,301

Medical Products — 0.8%
Baxter International, Inc.	163,202	7,766,783

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	39,974	5,642,730

Medical-Drugs — 4.1%
Eli Lilly & Co.	62,324	4,602,004
Merck & Co., Inc.	235,866	13,850,052
Novartis AG	80,877	5,753,869
Pfizer, Inc.	352,937	11,191,632
Sanofi	84,745	6,601,327

		41,998,884

Medical-HMO — 0.4%
Anthem, Inc.	33,289	4,056,598

Multimedia — 0.9%
Thomson Reuters Corp.	84,178	3,317,415
Time Warner, Inc.	65,395	5,819,501

		9,136,916

Networking Products — 1.1%
Cisco Systems, Inc.	380,424	11,671,408

Oil Companies-Exploration & Production — 4.2%
Apache Corp.	240,709	14,317,371
Canadian Natural Resources, Ltd.	324,464	10,297,795
Devon Energy Corp.	325,213	12,322,321
Occidental Petroleum Corp.	89,812	6,548,193

		43,485,680

Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	71,433	5,951,797
Royal Dutch Shell PLC, Class A	488,780	12,195,674
TOTAL SA	151,680	7,279,676

		25,427,147

Oil-Field Services — 1.2%
Baker Hughes, Inc.	190,527	10,555,196
Weatherford International PLC†	431,909	2,081,801

		12,636,997

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	66,095	4,454,803

Retail-Building Products — 0.5%
Kingfisher PLC	1,072,096	4,741,146

Retail-Discount — 0.4%
Target Corp.	62,193	4,274,525

Retail-Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	146,809	12,145,509

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	173,242	11,905,190

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	236,216	6,869,161

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.	286,078	7,535,294

Telephone-Integrated — 0.6%
Orange SA	104,741	1,649,955
Verizon Communications, Inc.	97,849	4,706,537

		6,356,492

Television — 0.2%
CBS Corp., Class B	36,320	2,056,438

Tobacco — 0.7%
Philip Morris International, Inc.	73,463	7,084,772

Transport-Rail — 0.7%
CSX Corp.	253,995	7,749,387

Total Common Stocks (cost $604,125,649)		636,476,657

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	54,600

Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15% due 10/15/2037	40,900	2,106,350

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	40,000

Total Convertible Preferred Securities (cost $2,554,671)		2,200,950

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85% (cost $30,000)	1,200	31,968

PREFERRED SECURITIES/CAPITAL SECURITIES(1) — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019	$200,000	196,000
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020	155,000	157,325

Total Preferred Securities/Capital Securities (cost $355,000)		353,325

CONVERTIBLE BONDS & NOTES — 6.9%
Applications Software — 0.6%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	4,828,000	5,416,413
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	425,000	444,656
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035*	781,000	677,029

		6,538,098

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	2,371,000	2,382,855

Cable/Satellite TV — 0.4%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026*	3,375,000	3,866,484

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	2,363,000	2,563,855

Computers-Memory Devices — 0.2%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,951,497

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	210,670

Electronic Components-Semiconductors — 0.9%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025	2,034,000	2,524,702

Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	5,121,000	4,516,082
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	2,372,000	2,367,553

		9,408,337

Finance-Credit Card — 0.3%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*	2,895,000	2,914,903

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	837,000	848,509

Financial Guarantee Insurance — 0.8%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	2,807,000	3,585,942
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	497,000	506,008
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	2,039,000	2,635,408
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	1,312,000	1,622,780

		8,350,138

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	2,832,000	3,286,890

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,108,000	1,008,972
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,108,000	995,123

		2,004,095

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021*	1,978,000	2,343,930

Medical Products — 0.4%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	3,684,000	3,769,192

Medical-Biomedical/Gene — 0.4%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,782,020
Medicines Co. Senior Notes 2.75% due 07/15/2023*	929,000	881,389

		3,663,409

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026*	778,000	730,348

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	837,263

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	640,000	744,000

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	523,000	508,944

Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes Series B 1.25% due 05/15/2018	261,000	423,309

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	283,780
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	5,717,000	5,681,269

		5,965,049

Television — 0.8%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	6,520,376
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046*	1,673,000	1,720,053

		8,240,429

Total Convertible Bonds & Notes (cost $72,134,235)		71,552,204

U.S. CORPORATE BONDS & NOTES — 8.0%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	217,459

Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	34,228

		251,687

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,281

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	53,124	55,254
United Airlines Pass-Through Trust Pass Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	56,539	59,402

		114,656

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	120,119

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	419,029
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	228,629
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	378,257
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	331,079

		1,356,994

Banks-Commercial — 0.2%
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,511,622

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	800,823

Banks-Super Regional — 0.2%
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	764,879
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	269,861
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	215,000	215,478
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	210,126
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	175,715

		1,636,059

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	567,606
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	351,724
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	631,866
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	733,007
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	339,934
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	281,925

		2,906,062

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,850

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	845,000	900,076
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	106,643
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	259,263

		1,265,982

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	923,822

Chemicals-Diversified — 0.2%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,774,452

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	149,445

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,811

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	126,691
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	761,380
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	229,010

		1,117,081

Computers-Memory Devices — 0.2%
NetApp, Inc. Senior Notes 3.38% due 06/15/2021	1,915,000	1,997,609

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	95,000	99,747

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	84,182

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,000,748
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	831,401
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,544,593
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	22,060
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,606
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,710
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,360,156
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	758,683
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	148,903
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	253,433
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,966
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,054,376
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	223,771

		8,399,406

Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 1.50% due 11/02/2017	1,795,000	1,799,157

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,546

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	211,014

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,600,000	1,605,942

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,275,742

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,430,000	1,424,390
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	80,383

		1,504,773

Finance-Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	55,929
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	387,025

		442,954

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,503
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	204,200

		239,703

Finance-Leasing Companies — 0.3%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,315,936
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,168,246
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	174,217

		2,658,399

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	68,413
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	250,000	249,958

		318,371

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	25,847

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	122,031
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/2017	550,000	552,903

		674,934

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	430,000	411,013

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	300,000	353,492

Insurance-Life/Health — 0.3%
Jackson National Life Global Funding Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,497,066
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	154,950
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	28,035
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/2017	1,170,000	1,226,253
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	363,626

		3,269,930

Insurance-Multi-line — 0.0%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	239,332
Farmers Exchange Capital III FRS Sub. Notes 5.45% due 10/15/2054*	130,000	129,609

		368,941

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,705,676
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,633,102
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	2,155,000	2,162,883

		5,501,661

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,525

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	554,000	604,048

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	1,915,000	2,032,723

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.75% due 03/24/2017	300,000	300,961

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,651
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	181,330

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	63,626
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	17,051

		291,658

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	104,017
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	45,493
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,300,000	2,306,670

		2,456,180

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 1.75% due 11/08/2016	165,000	165,025
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	51,528
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	241,143
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	254,838

		712,534

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,647
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	110,756
Celgene Corp. Senior Notes 5.00% due 08/15/2045	55,000	59,011
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/2016	920,000	921,608
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	189,368

		1,291,390

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	250,000	250,892
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	174,429
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	206,237
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,138

		636,696

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	354,000	358,981

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	76,032

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,500,000	1,500,771

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	88,241

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	56,583

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	252,000	273,577
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	411,611
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	137,688
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	142,562
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,074
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,357,066

		2,343,578

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	268,436

Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,103

		283,539

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	86,025

Pipelines — 0.1%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	197,299
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	62,847
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	56,118
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	28,390
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	100,331
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	65,186
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	43,818
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	66,756

		620,745

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	1,560,000	1,599,516
Apollo Management Holdings LP Company Guar. Notes 4.40% due 05/27/2026*	1,375,000	1,419,495
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	1,200,000	1,192,548

		4,211,559

Real Estate Investment Trusts — 0.6%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,250,000	2,352,636
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	750,000	812,464
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,354,942
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	104,774
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	205,573
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	119,097
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	201,137
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	498,405
Spirit Realty LP Company Guar. Notes 4.45% due 09/15/2026*	381,000	375,173
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,896

		6,030,097

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	96,228

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	56,374

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,586,197
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	429,000	433,547
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,957

		2,041,701

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	742,990

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	40,894
Wal-Mart Stores, Inc. Senior Notes 5.52% due 06/01/2018	295,000	302,646

		343,540

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	41,615
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	42,290	49,108
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	410,000	414,873
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	98,426
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	71,725

		675,747

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	92,464

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	51,572

Special Purpose Entity — 0.0%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	275,083

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	177,263

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	116,609
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	63,791
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	526,322
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	101,254
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,476,741
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	227,060
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	28,634
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	194,752
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	45,595
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	52,705
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	1,047,621
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	40,035

		3,921,119

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	70,098
Philip Morris International, Inc. Senior Notes 1.63% due 03/20/2017	950,000	952,483
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,147
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	39,671

		1,078,399

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	264,555
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,513,700

		2,778,255

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	48,254
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	53,508
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	35,137

		136,899

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	28,083
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	51,385

United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	800,000	776,998

		856,466

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	29,000	30,965

Total U.S. Corporate Bonds & Notes (cost $80,929,283)		82,612,040

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Airlines — 0.0%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	129,920	134,792

Banks-Commercial — 0.6%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	900,097
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,700,000	1,684,887
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	534,426
Nordea Bank AB Senior Notes 2.25% due 05/27/2021*	1,250,000	1,259,901
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	394,857
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	254,385
Svenska Handelsbanken AB Company Guar. Notes 1.88% due 09/07/2021	1,235,000	1,223,627

		6,252,180

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.30% due 11/27/2018	200,000	203,011

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	31,133
Vodafone Group PLC Senior Notes 1.63% due 03/20/2017	200,000	200,276

		231,409

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	73,344

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	109,595
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	112,000	97,538

		207,133

Diversified Banking Institutions — 0.1%
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	316,502
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	104,201
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,044,131

		1,464,834

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	1,510,000	1,513,851
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	450,000	442,818
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	313,000	290,562

		2,247,231

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,400
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	211,597
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	382,000	388,135
Mylan NV Company Guar. Notes 5.25% due 06/15/2046*	525,000	531,522
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	65,320
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	200,000	206,662

		1,574,636

Oil Companies-Integrated — 0.2%
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	2,013,791
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	54,012

		2,067,803

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	126,591

Telephone-Integrated — 0.1%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	200,094
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	252,880

		452,974

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	743,377

Total Foreign Corporate Bonds & Notes (cost $15,674,489)		15,779,315

FOREIGN CONVERTIBLE BONDS & NOTES — 0.9%
E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,003,000	1,967,948

Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,144,245

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021*	845,000	1,019,281

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,765,049

Total Foreign Convertible Bonds & Notes (cost $9,061,598)		8,896,523

U.S. GOVERNMENT TREASURIES — 15.0%
United States Treasury Bonds — 0.8%
2.50% due 05/15/2046	7,805,500	7,662,503
4.50% due 02/15/2036	400,000	543,859

		8,206,362

United States Treasury Notes — 14.2%
0.50% due 04/30/2017	18,100,000	18,095,946
0.63% due 04/30/2018	850,000	847,742
0.75% due 10/31/2018	40,855,000	40,772,024
1.00% due 10/15/2019	14,635,000	14,635,571
1.25% due 01/31/2019	600,000	604,336
1.25% due 10/31/2021	48,817,800	48,674,764
1.50% due 08/15/2026	12,041,500	11,682,133
1.63% due 10/31/2023	11,563,000	11,568,423

		146,880,939

Total U.S. Government Treasuries (cost $155,824,790)		155,087,301

Total Long-Term Investment Securities (cost $940,689,715)		972,990,283

SHORT-TERM INVESTMENT SECURITIES — 6.6%
Corporate Notes — 0.1%
Kraft Heinz Foods Co. Senior Notes 1.06% due 06/30/2017 (Cost $305,935)	306,000	306,633

Time Deposits — 6.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (Cost $67,370,000)	67,370,000	67,370,000

Total Short-Term Investment Securities (cost $67,675,935)		67,676,633

TOTAL INVESTMENTS (cost $1,008,365,650)(2)	100.6%	1,040,666,916
Liabilities in excess of other assets	(0.6)	(6,399,426)

NET ASSETS	100.0%	$1,034,267,490

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $46,925,502 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	2,060,526	USD	1,557,902	11/14/2016	$—	$(9,029)
	CAD	6,976,436	USD	5,269,868	11/14/2016	68,155	—
	CHF	2,352,941	USD	2,382,508	11/14/2016	3,314	—
	EUR	5,355,742	USD	5,911,454	11/14/2016	29,393	—
	GBP	6,269,995	USD	7,665,282	11/14/2016	—	(10,949)

						100,862	(19,978)

State Street Bank and Trust Company	AUD	3,363,304	USD	2,542,792	11/14/2016	—	(14,839)
	CAD	7,478,825	USD	5,649,534	11/14/2016	73,234	—
	CHF	2,257,049	USD	2,285,364	11/14/2016	3,133	—
	EUR	5,801,101	USD	6,403,720	11/14/2016	32,533	—
	GBP	7,610,857	USD	9,307,051	11/14/2016	—	(10,771)
	USD	481,126	CAD	644,217	11/14/2016	—	(790)

						108,900	(26,400)

Net Unrealized Appreciation/(Depreciation)						$209,762	$(46,378)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$636,476,657	$—	$—	$636,476,657
Convertible Preferred Securities	2,200,950	—	—	2,200,950
Preferred Securities	31,968	—	—	31,968
Preferred Securities/Capital Securities	—	353,325	—	353,325
Convertible Bonds & Notes	—	71,552,204	—	71,552,204
U.S. Corporate Bonds & Notes	—	82,612,040	—	82,612,040
Foreign Corporate Bonds & Notes	—	15,779,315	—	15,779,315
Foreign Convertible Bonds & Notes	—	8,896,523	—	8,896,523
U.S. Government Treasuries	—	155,087,301	—	155,087,301
Short-Term Investment Securities:
Corporate Notes	—	306,633	—	306,633
Time Deposits	—	67,370,000	—	67,370,000

Total Investments at Value	$638,709,575	$401,957,341	$—	$1,040,666,916

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$209,762	$—	$209,762

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$46,378	$—	$46,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $33,480,501 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 82.6%
Broadcast Services/Program — 0.4%
Grupo Televisa SAB ADR	6,869	$168,497

Building-Heavy Construction — 0.8%
SBA Communications Corp., Class A†	3,168	358,871

Cable/Satellite TV — 6.8%
Altice NV, Class A†	12,341	227,595
Charter Communications, Inc. Class A†	5,132	1,282,436
Comcast Corp., Class A	15,232	941,642
Liberty Global PLC LiLAC, Class C†	1,005	27,778
Liberty Global PLC, Class C†	6,208	197,415
SFR Group SA	3,282	88,413
NOS SGPS SA	43,320	287,800

		3,053,079

Cellular Telecom — 1.4%
Advanced Info Service PCL	39,900	175,002
Mobile TeleSystems PJSC ADR	30,747	237,059
Vodafone Group PLC	80,977	222,813

		634,874

Electric-Distribution — 3.9%
Infraestructura Energetica Nova SAB de CV	22,004	97,208
PPL Corp.	47,174	1,619,955

		1,717,163

Electric-Generation — 3.8%
EDP Renovaveis SA	199,596	1,508,330
Engie Brasil Energia SA	16,100	204,528

		1,712,858

Electric-Integrated — 34.2%
AES Corp.	73,837	869,062
Ameren Corp.	13,062	652,447
American Electric Power Co., Inc.	14,111	914,957
Avangrid, Inc.	10,440	411,441
Cia Paranaense de Energia, Class B (preference shares)	11,100	127,101
Dominion Resources, Inc.	3,797	285,534
DTE Energy Co.	5,824	559,162
Edison International	6,559	481,955
EDP - Energias de Portugal SA	317,438	1,049,236
EDP - Energias do Brasil SA	21,490	103,343
Enel SpA	269,529	1,159,832
Enersis Chile SA ADR	8,607	42,777
Engie SA	27,704	399,463
Exelon Corp.	66,191	2,255,127
Great Plains Energy, Inc.	7,173	204,000
Iberdrola SA	77,814	530,375
NextEra Energy, Inc.	16,933	2,167,424
NorthWestern Corp.	2,981	171,557
PG&E Corp.	20,264	1,258,800
Public Service Enterprise Group, Inc.	8,602	361,972
RWE AG†	20,083	318,787
Southern Co.	6,439	332,059
SSE PLC	28,486	554,732
Transmissora Alianca de Energia Eletrica SA	11,690	75,992

		15,287,135

Energy-Alternate Sources — 2.1%
China Longyuan Power Group Corp., Ltd.	328,000	250,793
Innogy SE†*	16,929	672,270

		923,063

Gas-Distribution — 6.1%
China Resources Gas Group, Ltd.	164,000	514,909
Sempra Energy	20,781	2,225,645

		2,740,554

Independent Power Producers — 6.0%
Calpine Corp.†	83,810	997,339
Dynegy, Inc.†	58,345	621,374
NRG Energy, Inc.	49,028	521,168
NRG Yield, Inc., Class A	18,169	267,629
NRG Yield, Inc., Class C	16,416	252,807

		2,660,317

Internet Connectivity Services — 1.7%
Com Hem Holding AB	85,592	771,376

Non-Hazardous Waste Disposal — 0.6%
Covanta Holding Corp.	17,886	268,290

Pipelines — 7.6%
Cheniere Energy, Inc.†	10,897	410,817
Enbridge, Inc.	29,127	1,257,762
SemGroup Corp., Class A	5,318	171,505
Tallgrass Energy GP LP	8,963	210,899
TransCanada Corp.	20,863	944,458
Williams Cos., Inc.	13,468	393,266

		3,388,707

Real Estate Investment Trusts — 2.2%
American Tower Corp.	8,167	957,091

Telecom Services — 0.5%
TELUS Corp.†	2,831	91,665
XL Axiata Tbk PT†	863,750	145,635

		237,300

Telephone-Integrated — 3.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	129,056	234,476
BT Group PLC	69,574	320,154
Frontier Communications Corp.	5,662	22,761
Hellenic Telecommunications Organization SA	33,580	307,802
KDDI Corp.	11,600	353,077
Koninklijke KPN NV	56,567	184,489
Orange SA	2,979	46,927
TDC A/S†	49,564	273,502

		1,743,188

Water — 0.6%
Suez	14,769	233,868
Veolia Environnement SA	2,092	45,654

		279,522

Total Common Stocks (cost $35,636,743)		36,901,885

CONVERTIBLE PREFERRED SECURITIES — 12.8%
Electric-Integrated — 6.3%
Dominion Resources, Inc. 6.38%	6,751	339,103

Dominion Resources, Inc. Series A 6.75%	4,638	233,987
Exelon Corp. 6.50%	22,799	1,087,512
Great Plains Energy, Inc. 7.00%	8,986	476,168
NextEra Energy, Inc. 6.12%	7,680	389,760
NextEra Energy, Inc. 6.37%	4,661	284,461

		2,810,991

Independent Power Producers — 0.8%
Dynegy, Inc. Series A 5.38%	5,759	231,512
Dynegy, Inc. 7.00%	1,674	125,148

		356,660

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp. 7.50%	29,024	1,223,362

Pipelines — 0.3%
Kinder Morgan, Inc. Series A 9.75%	2,957	136,170

Real Estate Investment Trusts — 1.6%
American Tower Corp. Series A 5.25%	4,129	461,787
American Tower Corp. 5.50%	2,102	230,695

		692,482

Telephone-Integrated — 1.1%
Frontier Communications Corp. Series A 11.13%	6,032	503,732

Total Convertible Preferred Securities (cost $5,961,558)		5,723,397

Total Long-Term Investment Securities (cost $41,598,301)		42,625,282

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016	$660,000	660,000

U.S. Government Agencies — 2.3%
Federal Home Loan Bank Disc Notes 0.15% due 11/01/2016	1,057,000	1,057,000

Total Short-Term Investment Securities (cost $1,717,000)		1,717,000

TOTAL INVESTMENTS (cost $43,315,301)(1)	99.2%	44,342,282
Other assets less liabilities	0.8	346,372

NET ASSETS —	100.0%	$44,688,654

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $672,270 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	20,523	USD	23,117	12/09/2016	$552	$—
	GBP	15,927	USD	20,680	12/09/2016	1,170	—
	USD	775	EUR	695	12/09/2016	—	(11)
	USD	49,941	GBP	40,057	12/09/2016	—	(871)

						1,722	(882)

BNP Paribas SA	EUR	40,191	USD	45,227	12/09/2016	1,038	—
	USD	24,003	EUR	21,512	12/09/2016	—	(351)

						1,038	(351)

Citibank N.A.	EUR	14,653	USD	16,492	12/09/2016	381	—

Deutsche Bank AG	EUR	939,828	USD	1,057,828	12/15/2016	24,163	—

Goldman Sachs International	EUR	349,660	USD	392,815	12/09/2016	8,369	—
	USD	2,924	EUR	2,654	12/09/2016	—	(6)

						8,369	(6)

HSBC Bank USA, N.A.	EUR	70,498	USD	78,442	12/09/2016	930	—
	USD	32,804	CAD	43,138	12/09/2016	—	(634)

						930	(634)

JPMorgan Chase Bank	EUR	519,176	USD	577,710	12/09/2016	6,882	—
	USD	38,829	EUR	35,556	12/09/2016	265	—
	USD	31,402	GBP	24,630	12/09/2016	—	(1,231)

						7,147	(1,231)

Merrill Lynch International	CAD	1,901,867	USD	1,441,880	12/09/2016	23,572	—
	EUR	19,412	USD	21,363	12/09/2016	20	—
	GBP	635,566	USD	827,301	12/09/2016	48,744	—
	USD	106	CAD	140	12/09/2016	—	(2)

						72,336	(2)

Morgan Stanley and Co., Inc.	EUR	359,217	USD	399,055	12/09/2016	4,100	—
	USD	257,756	EUR	234,039	12/09/2016	—	(433)

						4,100	(433)

UBS AG	EUR	2,187,581	USD	2,469,122	12/09/2016	63,905	—

Net Unrealized Appreciation (Depreciation)						$184,091	$(3,539)

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$36,901,885	$—	$—	$36,901,885
Convertible Preferred Securities	5,723,397	—	—	5,723,397
Short-Term Investment Securities	—	1,717,000	—	1,717,000

Total Investments at Value	$42,625,282	$1,717,000	$—	$44,342,282

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$184,091	$—	$184,091

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$3,539	$—	$3,539

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $8,357,781 were transferred from Level 2 to Level 1 due to foreign equity securities whose value were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,097	$718,652
Omnicom Group, Inc.	18,947	1,512,349

		2,231,001

Aerospace/Defense — 1.4%
Boeing Co.	46,472	6,619,007
General Dynamics Corp.	22,986	3,464,910
Lockheed Martin Corp.	20,221	4,982,050
Northrop Grumman Corp.	14,304	3,275,616
Raytheon Co.	23,638	3,229,187
Rockwell Collins, Inc.	10,408	877,602
TransDigm Group, Inc.	4,011	1,092,837

		23,541,209

Aerospace/Defense-Equipment — 0.4%
Harris Corp.	9,950	887,640
United Technologies Corp.	62,347	6,371,863

		7,259,503

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	18,674	448,363
Monsanto Co.	35,051	3,532,089
Mosaic Co.	28,051	660,040

		4,640,492

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	46,600	2,030,362

Airlines — 0.5%
Alaska Air Group, Inc.	9,860	712,089
American Airlines Group, Inc.	42,447	1,723,348
Delta Air Lines, Inc.	59,989	2,505,741
Southwest Airlines Co.	49,682	1,989,764
United Continental Holdings, Inc.†	23,501	1,321,461

		8,252,403

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	30,262	777,733
Michael Kors Holdings, Ltd.†	13,538	687,460
Ralph Lauren Corp.	4,516	443,020
Under Armour, Inc., Class A†	14,690	456,859
Under Armour, Inc., Class C†	14,766	381,849
VF Corp.	26,577	1,440,739

		4,187,660

Appliances — 0.1%
Whirlpool Corp.	6,043	905,362

Applications Software — 2.8%
Citrix Systems, Inc.†	12,474	1,057,795
Intuit, Inc.	19,628	2,134,349
Microsoft Corp.	624,195	37,401,764
Red Hat, Inc.†	14,506	1,123,490
salesforce.com, Inc.†	51,578	3,876,602

		45,594,000

Athletic Footwear — 0.3%
NIKE, Inc., Class B	108,007	5,419,791

Audio/Video Products — 0.0%
Harman International Industries, Inc.	5,590	445,579

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	312,589	3,669,795
General Motors Co.	113,853	3,597,755

		7,267,550

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	28,078	1,542,044

Auto/Truck Parts & Equipment-Original — 0.1%
Adient PLC†	7,561	344,101
BorgWarner, Inc.	16,133	578,207
Delphi Automotive PLC	21,849	1,421,714

		2,344,022

Banks-Commercial — 0.3%
BB&T Corp.	65,243	2,557,526
M&T Bank Corp.	12,557	1,541,121
Regions Financial Corp.	100,544	1,076,826
Zions Bancorporation	16,430	529,210

		5,704,683

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	85,523	3,700,580
Citizens Financial Group, Inc.	41,611	1,096,034
Northern Trust Corp.	17,061	1,235,557
State Street Corp.	29,366	2,061,787

		8,093,958

Banks-Super Regional — 2.2%
Capital One Financial Corp.	40,538	3,001,433
Comerica, Inc.	13,930	725,614
Fifth Third Bancorp	61,388	1,335,803
Huntington Bancshares, Inc.	86,952	921,691
KeyCorp	86,685	1,223,992
PNC Financial Services Group, Inc.	39,363	3,763,103
SunTrust Banks, Inc.	40,164	1,816,618
US Bancorp	128,871	5,768,266
Wells Fargo & Co.	363,742	16,735,769

		35,292,289

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	311,150	13,192,760
Dr Pepper Snapple Group, Inc.	14,851	1,303,769
Monster Beverage Corp.†	10,826	1,562,625
PepsiCo, Inc.	115,279	12,357,909

		28,417,063

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	14,610	674,544
Constellation Brands, Inc., Class A	14,190	2,371,433

		3,045,977

Brewery — 0.1%
Molson Coors Brewing Co., Class B	14,755	1,531,717

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,087	315,591
Discovery Communications, Inc., Class C†	17,961	451,001
Scripps Networks Interactive, Inc., Class A	7,625	490,745

		1,257,337

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,328	673,479

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,082	942,101
Vulcan Materials Co.	10,659	1,206,599

		2,148,700

Building Products-Wood — 0.1%
Masco Corp.	26,451	816,807

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	27,137	782,360
Lennar Corp., Class A	15,047	627,309
PulteGroup, Inc.	24,772	460,759

		1,870,428

Cable/Satellite TV — 1.0%
Charter Communications, Inc. Class A†	17,361	4,338,340
Comcast Corp., Class A	192,435	11,896,332

		16,234,672

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6,360	601,338

Chemicals-Diversified — 0.9%
Dow Chemical Co.	90,261	4,856,944
E.I. du Pont de Nemours & Co.	70,035	4,817,708
Eastman Chemical Co.	11,832	850,839
FMC Corp.	10,718	502,567
LyondellBasell Industries NV, Class A	27,306	2,172,192
PPG Industries, Inc.	21,330	1,986,463

		15,186,713

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,004	752,284
International Flavors & Fragrances, Inc.	6,375	833,723

		1,586,007

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,427	1,573,715

Commercial Services — 0.3%
Cintas Corp.	6,845	730,156
Ecolab, Inc.	21,022	2,400,082
Nielsen Holdings PLC	26,907	1,211,353
Quanta Services, Inc.†	12,101	347,904

		4,689,495

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	36,541	3,181,259
Equifax, Inc.	9,559	1,185,029
Global Payments, Inc.	12,306	892,431
H&R Block, Inc.	17,550	403,123
Moody’s Corp.	13,401	1,347,069
PayPal Holdings, Inc.†	89,909	3,745,609
S&P Global, Inc.	21,147	2,576,762
Total System Services, Inc.	13,253	661,060
Western Union Co.	39,068	784,095

		14,776,437

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,641	1,130,531

Computer Services — 1.4%
Accenture PLC, Class A	49,867	5,796,540
Cognizant Technology Solutions Corp., Class A†	48,617	2,496,483
CSRA, Inc.	11,665	292,675
Hewlett Packard Enterprise Co.	133,106	2,990,892
International Business Machines Corp.	69,674	10,708,197
Teradata Corp.†	10,445	281,597

		22,566,384

Computer Software — 0.1%
Akamai Technologies, Inc.†	13,996	972,302

Computers — 3.1%
Apple, Inc.	431,624	49,006,589
HP, Inc.	137,044	1,985,768

		50,992,357

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,322	757,608
Seagate Technology PLC	23,919	820,661
Western Digital Corp.	22,770	1,330,679

		2,908,948

Consulting Services — 0.1%
Verisk Analytics, Inc.†	12,587	1,026,470

Consumer Products-Misc. — 0.3%
Clorox Co.	10,371	1,244,728
Kimberly-Clark Corp.	28,808	3,295,923

		4,540,651

Containers-Metal/Glass — 0.1%
Ball Corp.	13,956	1,075,589
Owens-Illinois, Inc.†	12,983	250,572

		1,326,161

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	15,756	718,946
WestRock Co.	20,145	930,498

		1,649,444

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	71,410	5,095,818
Coty, Inc., Class A	5,553	127,663
Estee Lauder Cos., Inc., Class A	17,698	1,542,027
Procter & Gamble Co.	213,772	18,555,409

		25,320,917

Cruise Lines — 0.2%
Carnival Corp.	34,676	1,702,592
Royal Caribbean Cruises, Ltd.	13,450	1,033,901

		2,736,493

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,908	363,064
Fidelity National Information Services, Inc.	26,259	1,941,065
Fiserv, Inc.†	17,608	1,734,036
Paychex, Inc.	25,703	1,418,806

		5,456,971

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	18,665	1,074,544
Patterson Cos., Inc.	6,674	285,047

		1,359,591

Diagnostic Equipment — 0.8%
Abbott Laboratories	117,749	4,620,471
Danaher Corp.	48,676	3,823,500
Thermo Fisher Scientific, Inc.	31,581	4,643,354

		13,087,325

Dialysis Centers — 0.0%
DaVita, Inc.†	13,258	777,184

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,884	1,274,945

Distribution/Wholesale — 0.2%
Fastenal Co.	23,147	902,270
LKQ Corp.†	24,600	794,088
WW Grainger, Inc.	4,453	926,758

		2,623,116

Diversified Banking Institutions — 3.3%
Bank of America Corp.	817,423	13,487,479
Citigroup, Inc.	232,726	11,438,483
Goldman Sachs Group, Inc.	30,205	5,383,739
JPMorgan Chase & Co.	289,326	20,038,719
Morgan Stanley	117,917	3,958,474

		54,306,894

Diversified Manufacturing Operations — 2.4%
3M Co.	48,414	8,002,834
Dover Corp.	12,433	831,643
Eaton Corp. PLC	36,422	2,322,631
General Electric Co.	717,811	20,888,300
Illinois Tool Works, Inc.	25,590	2,906,256
Ingersoll-Rand PLC	20,666	1,390,615
Parker-Hannifin Corp.	10,726	1,316,617
Pentair PLC	13,346	735,765
Textron, Inc.	21,585	865,127

		39,259,788

Diversified Operations — 0.0%
Leucadia National Corp.	25,981	485,065

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	31,519	24,894,337
eBay, Inc.†	84,106	2,397,862

		27,292,199

E-Commerce/Services — 0.5%
Expedia, Inc.	9,651	1,247,199
Priceline Group, Inc.†	3,976	5,861,538
TripAdvisor, Inc.†	9,152	590,121

		7,698,858

Electric Products-Misc. — 0.2%
AMETEK, Inc.	18,617	821,010
Emerson Electric Co.	51,548	2,612,452

		3,433,462

Electric-Distribution — 0.1%
PPL Corp.	54,317	1,865,246

Electric-Integrated — 2.6%
AES Corp.	52,794	621,385
Alliant Energy Corp.	18,210	692,891
Ameren Corp.	19,436	970,828
American Electric Power Co., Inc.	39,387	2,553,853
CMS Energy Corp.	22,350	942,052
Consolidated Edison, Inc.	24,384	1,842,211
Dominion Resources, Inc.	50,125	3,769,400
DTE Energy Co.	14,373	1,379,952
Duke Energy Corp.	55,185	4,415,904
Edison International	26,098	1,917,681
Entergy Corp.	14,337	1,056,350
Eversource Energy	25,409	1,399,020
Exelon Corp.	73,924	2,518,591
FirstEnergy Corp.	34,059	1,167,883
NextEra Energy, Inc.	37,413	4,788,864
PG&E Corp.	39,931	2,480,514
Pinnacle West Capital Corp.	8,905	677,938
Public Service Enterprise Group, Inc.	40,525	1,705,292
SCANA Corp.	11,448	839,825
Southern Co.	78,396	4,042,882
WEC Energy Group, Inc.	25,282	1,509,841
Xcel Energy, Inc.	40,688	1,690,586

		42,983,743

Electronic Components-Misc. — 0.1%
Corning, Inc.	83,056	1,886,202
Garmin, Ltd.	9,229	446,314

		2,332,516

Electronic Components-Semiconductors — 2.0%
Broadcom, Ltd.	31,682	5,394,811
Intel Corp.	378,962	13,214,405
Microchip Technology, Inc.	17,245	1,044,185
Micron Technology, Inc.†	83,177	1,427,317
NVIDIA Corp.	42,854	3,049,491
Qorvo, Inc.†	10,245	570,134
Skyworks Solutions, Inc.	15,019	1,155,562
Texas Instruments, Inc.	80,359	5,693,435
Xilinx, Inc.	20,304	1,032,864

		32,582,204

Electronic Connectors — 0.2%
Amphenol Corp., Class A	24,729	1,630,383
TE Connectivity, Ltd.	28,480	1,790,538

		3,420,921

Electronic Forms — 0.3%
Adobe Systems, Inc.†	39,914	4,291,154

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	26,075	1,136,088
FLIR Systems, Inc.	10,996	361,988
Fortive Corp.	24,083	1,229,437

		2,727,513

Electronic Security Devices — 0.2%
Allegion PLC	7,682	490,419
Johnson Controls International PLC	75,612	3,048,676

		3,539,095

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	6,187	847,248

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	6,149	248,973

Engineering/R&D Services — 0.1%
Fluor Corp.	11,154	579,896
Jacobs Engineering Group, Inc.†	9,727	501,719

		1,081,615

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,428	1,588,547

Enterprise Software/Service — 0.6%
CA, Inc.	25,169	773,695
Oracle Corp.	241,074	9,262,063

		10,035,758

Entertainment Software — 0.3%
Activision Blizzard, Inc.	54,641	2,358,852
Electronic Arts, Inc.†	24,092	1,891,704

		4,250,556

Finance-Consumer Loans — 0.1%
Navient Corp.	25,395	324,548
Synchrony Financial	63,459	1,814,293

		2,138,841

Finance-Credit Card — 1.7%
Alliance Data Systems Corp.	4,688	958,555
American Express Co.	62,157	4,128,468
Discover Financial Services	32,331	1,821,205
MasterCard, Inc., Class A	76,812	8,220,420
Visa, Inc., Class A	151,107	12,467,839

		27,596,487

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	96,437	3,057,053
E*TRADE Financial Corp.†	21,923	617,352

		3,674,405

Finance-Other Services — 0.4%
CME Group, Inc.	27,143	2,717,014
Intercontinental Exchange, Inc.	9,543	2,580,332
Nasdaq, Inc.	9,145	585,006

		5,882,352

Food-Confectionery — 0.1%
Hershey Co.	11,243	1,151,958
J.M. Smucker Co.	9,325	1,224,466

		2,376,424

Food-Meat Products — 0.2%
Hormel Foods Corp.	21,646	833,371
Tyson Foods, Inc., Class A	23,826	1,688,072

		2,521,443

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	15,576	846,400
ConAgra Foods, Inc.	33,385	1,608,489
General Mills, Inc.	47,822	2,964,008
Kellogg Co.	20,201	1,517,701
Kraft Heinz Co.	47,726	4,245,228
McCormick & Co., Inc.	9,215	883,442
Mondelez International, Inc., Class A	124,601	5,599,569

		17,664,837

Food-Retail — 0.2%
Kroger Co.	76,016	2,354,975
Whole Foods Market, Inc.	25,537	722,442

		3,077,417

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,910	1,968,589

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	34,498	786,554
NiSource, Inc.	25,808	600,294
Sempra Energy	20,010	2,143,071

		3,529,919

Gold Mining — 0.1%
Newmont Mining Corp.	42,501	1,574,237

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	6,812	545,573

Home Decoration Products — 0.1%
Newell Brands, Inc.	38,625	1,854,773

Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,707	491,237

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	25,619	1,760,025
Wyndham Worldwide Corp.	8,801	579,458

		2,339,483

Human Resources — 0.0%
Robert Half International, Inc.	10,424	390,066

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,255	268,461

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,365	1,240,898

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	17,346	2,314,303
Praxair, Inc.	22,848	2,674,587

		4,988,890

Instruments-Controls — 0.5%
Honeywell International, Inc.	60,947	6,684,667
Mettler-Toledo International, Inc.†	2,122	857,458

		7,542,125

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	8,763	445,949
Waters Corp.†	6,454	898,010

		1,343,959

Insurance Brokers — 0.4%
Aon PLC	21,275	2,357,908
Arthur J. Gallagher & Co.	14,181	683,950
Marsh & McLennan Cos., Inc.	41,512	2,631,446
Willis Towers Watson PLC	10,395	1,308,730

		6,982,034

Insurance-Life/Health — 0.5%
Aflac, Inc.	32,808	2,259,487
Lincoln National Corp.	18,647	915,381
Principal Financial Group, Inc.	21,424	1,169,751
Prudential Financial, Inc.	35,005	2,968,074
Torchmark Corp.	8,922	565,744

Unum Group	18,795	665,343

		8,543,780

Insurance-Multi-line — 1.2%
Allstate Corp.	29,755	2,020,365
American International Group, Inc.(3)	81,474	5,026,946
Assurant, Inc.	4,822	388,267
Chubb, Ltd.	37,254	4,731,258
Cincinnati Financial Corp.	11,996	849,077
Hartford Financial Services Group, Inc.	30,917	1,363,749
Loews Corp.	22,142	952,770
MetLife, Inc.	88,022	4,133,513

		19,465,945

Insurance-Property/Casualty — 0.3%
Progressive Corp.	46,613	1,468,776
Travelers Cos., Inc.	23,092	2,498,092
XL Group, Ltd.	22,026	764,302

		4,731,170

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	152,086	21,946,010

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	186,073	24,373,702
Netflix, Inc.†	34,342	4,288,286

		28,661,988

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,303	732,928

Internet Security — 0.1%
Symantec Corp.	49,310	1,234,229
VeriSign, Inc.†	7,440	625,109

		1,859,338

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	4,315	572,428
Ameriprise Financial, Inc.	12,930	1,142,883
BlackRock, Inc.	9,773	3,334,939
Franklin Resources, Inc.	28,150	947,529
Invesco, Ltd.	32,835	922,335
Legg Mason, Inc.	7,388	212,183
T. Rowe Price Group, Inc.	19,909	1,274,375

		8,406,672

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,516	786,072

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	46,798	3,905,761

Machinery-Farming — 0.1%
Deere & Co.	23,171	2,045,999

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,118	1,406,931

Machinery-Pumps — 0.1%
Flowserve Corp.	10,444	442,303
Xylem, Inc.	14,353	693,681

		1,135,984

Medical Information Systems — 0.1%
Cerner Corp.†	24,075	1,410,314

Medical Instruments — 1.0%
Boston Scientific Corp.†	108,998	2,397,956
Edwards Lifesciences Corp.†	17,052	1,623,691
Intuitive Surgical, Inc.†	3,083	2,072,023
Medtronic PLC	110,696	9,079,286
St. Jude Medical, Inc.	22,823	1,776,542

		16,949,498

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	8,194	1,027,036
Quest Diagnostics, Inc.	11,136	906,916

		1,933,952

Medical Products — 0.7%
Baxter International, Inc.	39,210	1,866,004
Becton Dickinson and Co.	17,056	2,863,873
Cooper Cos., Inc.	3,904	687,260
Henry Schein, Inc.†	6,552	977,558
Stryker Corp.	24,885	2,870,485
Varian Medical Systems, Inc.†	7,480	678,660
Zimmer Biomet Holdings, Inc.	16,021	1,688,614

		11,632,454

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	17,963	2,344,172
Amgen, Inc.	59,945	8,461,836
Biogen, Inc.†	17,552	4,917,719
Celgene Corp.†	62,088	6,344,152
Gilead Sciences, Inc.	105,707	7,783,207
Illumina, Inc.†	11,743	1,598,692
Regeneron Pharmaceuticals, Inc.†	6,045	2,085,646
Vertex Pharmaceuticals, Inc.†	19,848	1,505,669

		35,041,093

Medical-Drugs — 5.1%
AbbVie, Inc.	130,449	7,276,445
Allergan PLC†	31,716	6,626,741
Bristol-Myers Squibb Co.	133,839	6,813,743
Eli Lilly & Co.	77,809	5,745,417
Endo International PLC†	15,881	297,769
Johnson & Johnson	219,149	25,419,092
Mallinckrodt PLC†	8,628	511,295
Merck & Co., Inc.	221,498	13,006,363
Pfizer, Inc.	485,870	15,406,938
Zoetis, Inc.	39,654	1,895,461

		82,999,264

Medical-Generic Drugs — 0.1%
Mylan NV†	36,849	1,344,988
Perrigo Co. PLC	11,477	954,772

		2,299,760

Medical-HMO — 1.3%
Aetna, Inc.	28,100	3,016,535
Anthem, Inc.	21,080	2,568,809
Centene Corp.†	13,676	854,476
Cigna Corp.	20,552	2,442,194
Humana, Inc.	11,941	2,048,240
UnitedHealth Group, Inc.	76,288	10,781,783

		21,712,037

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	23,658	1,810,547
Universal Health Services, Inc., Class B	7,217	871,164

		2,681,711

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	14,482	1,018,374
Cardinal Health, Inc.	25,520	1,752,969
McKesson Corp.	18,079	2,299,106

		5,070,449

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	97,884	1,094,343

Metal-Diversified — 0.1%
Alcoa Corp.	35,121	1,008,675

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,322	816,640

Multimedia — 1.3%
Time Warner, Inc.	62,307	5,544,700
Twenty-First Century Fox, Inc., Class A	85,229	2,238,966
Twenty-First Century Fox, Inc., Class B	39,017	1,029,658
Viacom, Inc., Class B	27,813	1,044,656
Walt Disney Co.	118,433	10,977,555

		20,835,535

Networking Products — 0.8%
Cisco Systems, Inc.	402,889	12,360,635

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,675	982,865
Waste Management, Inc.	32,594	2,140,122

		3,122,987

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	14,866	265,210
Xerox Corp.	68,181	666,128

		931,338

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,118	496,765

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	8,656	546,280
Transocean, Ltd.†	27,512	264,390

		810,670

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	43,712	2,598,241
Apache Corp.	30,392	1,807,716
Cabot Oil & Gas Corp.	37,259	777,968
Chesapeake Energy Corp.†	52,278	288,052
Cimarex Energy Co.	7,609	982,550
Concho Resources, Inc.†	11,386	1,445,339
ConocoPhillips	99,207	4,310,544
Devon Energy Corp.	41,941	1,589,145
EOG Resources, Inc.	44,108	3,988,245
EQT Corp.	13,837	913,242
Hess Corp.	21,561	1,034,281
Marathon Oil Corp.	67,867	894,487
Newfield Exploration Co.†	15,909	645,746
Noble Energy, Inc.	34,418	1,186,388
Occidental Petroleum Corp.	61,192	4,461,509
Pioneer Natural Resources Co.	13,586	2,432,166
Range Resources Corp.	15,058	508,810
Southwestern Energy Co.†	39,527	410,686

		30,275,115

Oil Companies-Integrated — 2.7%
Chevron Corp.	151,114	15,829,192
Exxon Mobil Corp.	332,154	27,675,071
Murphy Oil Corp.	12,966	335,430

		43,839,693

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	18,073	583,216
National Oilwell Varco, Inc.	30,249	970,993

		1,554,209

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	42,355	1,846,254
Phillips 66	35,599	2,888,859
Tesoro Corp.	9,515	808,490
Valero Energy Corp.	36,954	2,189,155

		7,732,758

Oil-Field Services — 0.8%
Baker Hughes, Inc.	34,276	1,898,891
Halliburton Co.	68,976	3,172,896
Schlumberger, Ltd.	111,397	8,714,587

		13,786,374

Paper & Related Products — 0.1%
International Paper Co.	32,938	1,483,198

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	50,482	3,402,487

Pipelines — 0.5%
Kinder Morgan, Inc.	153,779	3,141,705
ONEOK, Inc.	16,856	816,336
Spectra Energy Corp.	56,159	2,348,008
Williams Cos., Inc.	54,711	1,597,561

		7,903,610

Publishing-Newspapers — 0.0%
News Corp., Class A	30,482	369,442
News Corp., Class B	9,594	118,965

		488,407

Real Estate Investment Trusts — 2.6%
American Tower Corp.	34,082	3,994,070
Apartment Investment & Management Co., Class A	12,545	552,858
AvalonBay Communities, Inc.	10,999	1,882,809
Boston Properties, Inc.	12,311	1,483,229
Crown Castle International Corp.	27,039	2,460,279
Digital Realty Trust, Inc.	11,764	1,099,111
Equinix, Inc.	5,693	2,033,995
Equity Residential	29,282	1,808,163
Essex Property Trust, Inc.	5,246	1,123,116
Extra Space Storage, Inc.	10,076	737,059
Federal Realty Investment Trust	5,680	824,906
General Growth Properties, Inc.	46,774	1,167,011
HCP, Inc.	37,454	1,282,799
Host Hotels & Resorts, Inc.	59,474	920,658

Iron Mountain, Inc.	19,611	661,479
Kimco Realty Corp.	33,647	895,347
Macerich Co.	9,664	684,018
Prologis, Inc.	42,210	2,201,674
Public Storage	11,945	2,552,885
Realty Income Corp.	20,712	1,226,979
Simon Property Group, Inc.	25,170	4,680,613
SL Green Realty Corp.	8,036	789,296
UDR, Inc.	21,392	748,078
Ventas, Inc.	28,144	1,906,756
Vornado Realty Trust	13,764	1,277,024
Welltower, Inc.	28,670	1,964,755
Weyerhaeuser Co.	59,975	1,795,052

		42,754,019

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	23,926	616,334

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,902	522,205

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	22,344	801,926
Foot Locker, Inc.	10,838	723,653
Gap, Inc.	17,555	484,342
L Brands, Inc.	19,242	1,389,080
PVH Corp.	6,426	687,454
Ross Stores, Inc.	31,767	1,986,708
Urban Outfitters, Inc.†	7,131	238,532

		6,311,695

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,899	826,332
AutoZone, Inc.†	2,342	1,738,139
Genuine Parts Co.	11,928	1,080,557
O’Reilly Automotive, Inc.†	7,604	2,010,802

		5,655,830

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,315	233,169
CarMax, Inc.†	15,337	765,930

		999,099

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	12,365	499,793

Retail-Building Products — 1.0%
Home Depot, Inc.	98,972	12,075,574
Lowe’s Cos., Inc.	70,062	4,669,632

		16,745,206

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	22,110	860,300

Retail-Discount — 1.2%
Costco Wholesale Corp.	35,090	5,188,759
Dollar General Corp.	20,763	1,434,516
Dollar Tree, Inc.†	18,886	1,426,837
Target Corp.	46,048	3,164,879
Wal-Mart Stores, Inc.	121,410	8,501,128

		19,716,119

Retail-Drug Store — 0.8%
CVS Health Corp.	85,406	7,182,644
Walgreens Boots Alliance, Inc.	68,490	5,666,178

		12,848,822

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,707	670,579

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	6,055	492,029
Tiffany & Co.	8,604	631,706

		1,123,735

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,308	484,016
TJX Cos., Inc.	52,598	3,879,103

		4,363,119

Retail-Office Supplies — 0.0%
Staples, Inc.	52,100	385,540

Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	4,696	1,142,725

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,386	629,388
Macy’s, Inc.	24,709	901,631

		1,531,019

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,332	841,292
Darden Restaurants, Inc.	10,110	655,027
McDonald’s Corp.	68,356	7,694,835
Starbucks Corp.	117,477	6,234,505
Yum! Brands, Inc.	29,669	2,559,841

		17,985,500

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	21,023	610,298

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	24,908	404,506

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	24,629	1,578,719
Linear Technology Corp.	19,202	1,153,272
QUALCOMM, Inc.	118,042	8,111,846

		10,843,837

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	86,582	2,517,805
KLA-Tencor Corp.	12,495	938,499
Lam Research Corp.	12,837	1,243,392

		4,699,696

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,634	995,797

Steel-Producers — 0.1%
Nucor Corp.	25,501	1,245,724

Telecom Services — 0.1%
Level 3 Communications, Inc.†	23,327	1,309,811

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	30,676	808,006

Telephone-Integrated — 2.2%
AT&T, Inc.	492,787	18,129,634
CenturyLink, Inc.	43,733	1,162,423
Frontier Communications Corp.	93,965	377,739
Verizon Communications, Inc.	326,519	15,705,564

		35,375,360

Television — 0.1%
CBS Corp., Class B	32,591	1,845,303
TEGNA, Inc.	17,168	336,836

		2,182,139

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,049	930,531

Tobacco — 1.6%
Altria Group, Inc.	156,507	10,348,243
Philip Morris International, Inc.	124,264	11,984,020
Reynolds American, Inc.	66,313	3,652,520

		25,984,783

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,653	717,027
Stanley Black & Decker, Inc.	12,049	1,371,658

		2,088,685

Toys — 0.1%
Hasbro, Inc.	9,041	754,110
Mattel, Inc.	27,284	860,264

		1,614,374

Transport-Rail — 0.7%
CSX Corp.	75,776	2,311,926
Kansas City Southern	8,650	759,124
Norfolk Southern Corp.	23,514	2,186,802
Union Pacific Corp.	66,718	5,883,193

		11,141,045

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,431	778,680
Expeditors International of Washington, Inc.	14,503	746,469
FedEx Corp.	19,567	3,410,919
Ryder System, Inc.	4,284	297,267
United Parcel Service, Inc., Class B	55,372	5,966,887

		11,200,222

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,040	574,534

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	14,792	1,105,998

Water — 0.1%
American Water Works Co., Inc.	14,250	1,055,070

Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	23,618	19,128,218
Alphabet, Inc., Class C†	23,670	18,570,062
Yahoo!, Inc.†	70,140	2,914,317

		40,612,597

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,355	969,306

X-Ray Equipment — 0.0%
Hologic, Inc.†	22,222	800,214

Total Common Stocks (cost $1,275,697,829)		1,471,762,109

EXCHANGE-TRADED FUNDS — 8.4%
iShares Core S&P 500 ETF	341,200	72,911,028
SPDR S&P 500 ETF Trust, Series 1	303,880	64,589,694

Total Exchange-Traded Funds (cost $136,281,372)		137,500,722

Total Long-Term Investment Securities (cost $1,411,979,201)		1,609,262,831

REPURCHASE AGREEMENTS — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $21,640,000)	$21,640,000	21,640,000

TOTAL INVESTMENTS (cost $1,433,619,201)(2)	99.7%	1,630,902,831
Other assets less liabilities	0.3	5,206,481

NET ASSETS	100.0%	$1,636,109,312

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security represents an investment in an affiliated company (See Note 3).
ETF	— Exchange Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	December 2016	$27,788,359	$27,879,315	$90,956

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,471,762,109	$—	$—	$1,471,762,109
Exchanged-Traded Funds	137,500,722	—	—	137,500,722
Repurchase Agreements	—	21,640,000	—	21,640,000

Total Investments at Value	$1,609,262,831	$21,640,000	$—	$1,630,902,831

Other Financial Instruments:+
Open Futures Contracts	$90,956	$—	$—	$90,956

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.4%
Aerospace/Defense — 1.2%
General Dynamics Corp.	86,041	$12,969,820

Apparel Manufacturers — 0.9%
VF Corp.	181,837	9,857,384

Applications Software — 2.0%
Microsoft Corp.	369,545	22,143,136

Banks-Commercial — 2.0%
BB&T Corp.	312,299	12,242,121
Cullen/Frost Bankers, Inc.	76,844	5,839,375
M&T Bank Corp.	32,311	3,965,529

		22,047,025

Banks-Fiduciary — 1.0%
Northern Trust Corp.	148,801	10,776,168

Banks-Super Regional — 7.7%
Capital One Financial Corp.	119,103	8,818,386
PNC Financial Services Group, Inc.	249,547	23,856,693
US Bancorp	285,609	12,783,859
Wells Fargo & Co.	882,080	40,584,501

		86,043,439

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	153,892	6,525,021
Dr Pepper Snapple Group, Inc.	114,627	10,063,104
PepsiCo, Inc.	64,780	6,944,416

		23,532,541

Brewery — 0.7%
Molson Coors Brewing Co., Class B	81,247	8,434,251

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	129,802	8,024,360

Chemicals-Diversified — 1.7%
E.I. du Pont de Nemours & Co.	130,512	8,977,920
PPG Industries, Inc.	102,551	9,550,575

		18,528,495

Chemicals-Specialty — 0.3%
International Flavors & Fragrances, Inc.	27,490	3,595,142

Coatings/Paint — 0.5%
RPM International, Inc.	110,630	5,259,350

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	93,380	8,129,663
S&P Global, Inc.	35,336	4,305,691

		12,435,354

Computer Services — 0.5%
Accenture PLC, Class A	53,023	6,163,394

Computers — 2.0%
Apple, Inc.	200,524	22,767,495

Consumer Products-Misc. — 1.0%
Kimberly-Clark Corp.	96,781	11,072,714

Containers-Paper/Plastic — 0.2%
WestRock Co.	57,412	2,651,860

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	66,489	5,771,245

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	123,831	9,153,588

Diagnostic Equipment — 0.8%
Abbott Laboratories	217,766	8,545,138

Diversified Banking Institutions — 1.7%
Bank of America Corp.	1,150,366	18,981,039

Diversified Manufacturing Operations — 2.8%
3M Co.	64,758	10,704,497
Dover Corp.	40,100	2,682,289
Illinois Tool Works, Inc.	155,485	17,658,432

		31,045,218

Electric-Integrated — 4.3%
CMS Energy Corp.	282,658	11,914,034
DTE Energy Co.	20,397	1,958,316
Edison International	181,635	13,346,540
NextEra Energy, Inc.	74,363	9,518,464
Xcel Energy, Inc.	269,527	11,198,847

		47,936,201

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	246,262	17,447,663

Finance-Credit Card — 0.5%
Discover Financial Services	102,618	5,780,472

Finance-Other Services — 1.9%
CME Group, Inc.	208,844	20,905,284

Food-Misc./Diversified — 1.4%
Kraft Heinz Co.	46,370	4,124,612
Mondelez International, Inc., Class A	262,867	11,813,243

		15,937,855

Gas-Distribution — 1.0%
NiSource, Inc.	283,368	6,591,140
Sempra Energy	47,211	5,056,298

		11,647,438

Hotels/Motels — 0.5%
Wyndham Worldwide Corp.	86,143	5,671,655

Industrial Gases — 0.9%
Praxair, Inc.	86,947	10,178,016

Instruments-Controls — 1.8%
Honeywell International, Inc.	183,008	20,072,318

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	124,595	6,009,217

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	125,880	10,673,365

Insurance-Multi-line — 4.7%
Chubb, Ltd.	76,497	9,715,119
Cincinnati Financial Corp.	74,526	5,274,950
Hartford Financial Services Group, Inc.	391,591	17,273,079
MetLife, Inc.	422,506	19,840,882

		52,104,030

Insurance-Property/Casualty — 2.2%
Progressive Corp.	131,699	4,149,836
Travelers Cos., Inc.	187,102	20,240,694

		24,390,530

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	54,473	2,783,570

Investment Management/Advisor Services — 3.1%
Ameriprise Financial, Inc.	42,073	3,718,833
BlackRock, Inc.	62,621	21,368,790

T. Rowe Price Group, Inc.	144,217	9,231,330

		34,318,953

Medical Products — 1.1%
Becton Dickinson and Co.	76,674	12,874,331

Medical-Biomedical/Gene — 0.5%
Gilead Sciences, Inc.	71,660	5,276,326

Medical-Drugs — 8.7%
AbbVie, Inc.	33,323	1,858,757
Bristol-Myers Squibb Co.	201,192	10,242,685
Eli Lilly & Co.	168,884	12,470,395
Johnson & Johnson	254,623	29,533,722
Merck & Co., Inc.	374,548	21,993,458
Pfizer, Inc.	661,099	20,963,449

		97,062,466

Multimedia — 1.1%
Time Warner, Inc.	142,598	12,689,796

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	275,486	14,498,828

Oil Companies-Exploration & Production — 3.5%
ConocoPhillips	365,571	15,884,060
Occidental Petroleum Corp.	311,607	22,719,266

		38,603,326

Oil Companies-Integrated — 4.7%
Chevron Corp.	229,463	24,036,249
Exxon Mobil Corp.	341,515	28,455,030

		52,491,279

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	113,350	6,714,854

Oil-Field Services — 0.8%
Schlumberger, Ltd.	112,842	8,827,630

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc.	43,977	4,741,160
AvalonBay Communities, Inc.	57,390	9,824,020
Boston Properties, Inc.	39,480	4,756,550
HCP, Inc.	182,400	6,247,200
Simon Property Group, Inc.	70,614	13,131,380

		38,700,310

Retail-Apparel/Shoe — 1.1%
L Brands, Inc.	163,564	11,807,685

Retail-Auto Parts — 1.0%
Genuine Parts Co.	118,200	10,707,738

Retail-Building Products — 1.4%
Home Depot, Inc.	130,613	15,936,092

Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	162,009	6,303,770

Retail-Jewelry — 0.8%
Tiffany & Co.	117,662	8,638,744

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	160,112	10,263,179
QUALCOMM, Inc.	128,440	8,826,397

		19,089,576

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	122,924	9,232,822

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	353,698	17,012,874

Theaters — 0.4%
Cinemark Holdings, Inc.	110,517	4,398,577

Tobacco — 3.7%
Altria Group, Inc.	347,189	22,956,137
Philip Morris International, Inc.	97,082	9,362,588
Reynolds American, Inc.	155,364	8,557,449

		40,876,174

Tools-Hand Held — 0.8%
Snap-on, Inc.	16,281	2,508,902
Stanley Black & Decker, Inc.	58,580	6,668,747

		9,177,649

Transport-Rail — 1.2%
Norfolk Southern Corp.	79,604	7,403,172
Union Pacific Corp.	73,717	6,500,365

		13,903,537

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	88,373	9,523,075

Total Long-Term Investment Securities (cost $990,159,779)		1,110,002,182

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $7,775,000)	$7,775,000	7,775,000

TOTAL INVESTMENTS (cost $997,934,779)(1)	100.1%	1,117,777,182
Liabilities in excess of other assets	(0.1)	(1,672,215)

NET ASSETS	100.0%	$1,116,104,967

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,110,002,182	$—	$—	$1,110,002,182
Short-Term Investment Securities	—	7,775,000	—	7,775,000

Total Investments at Value	$1,110,002,182	$7,775,000	$—	$1,117,777,182

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.7%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	15,848	$3,904,630

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	33,711	3,445,264

Appliances — 0.5%
Whirlpool Corp.	13,470	2,018,075

Auto/Truck Parts & Equipment-Original — 0.6%
Adient PLC†	10,017	455,874
Delphi Automotive PLC	28,370	1,846,036

		2,301,910

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	135,418	5,859,537

Banks-Super Regional — 2.4%
SunTrust Banks, Inc.	97,680	4,418,067
US Bancorp	103,420	4,629,079

		9,047,146

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	99,259	10,640,565

Building Products-Cement — 0.7%
Vulcan Materials Co.	23,375	2,646,050

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	199,021	12,303,478

Chemicals-Diversified — 1.5%
E.I. du Pont de Nemours & Co.	37,930	2,609,205
PPG Industries, Inc.	31,915	2,972,244

		5,581,449

Commercial Services — 1.0%
Nielsen Holdings PLC	88,351	3,977,562

Commercial Services-Finance — 2.0%
PayPal Holdings, Inc.†	100,489	4,186,372
S&P Global, Inc.	27,560	3,358,186

		7,544,558

Computer Services — 1.7%
Amdocs, Ltd.	110,545	6,461,355

Computers — 5.7%
Apple, Inc.	190,616	21,642,541

Computers-Memory Devices — 0.9%
Western Digital Corp.	57,148	3,339,729

Diversified Banking Institutions — 2.8%
Citigroup, Inc.	217,960	10,712,734

Diversified Manufacturing Operations — 3.4%
General Electric Co.	443,371	12,902,096

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	4,717	3,725,581

Electric-Integrated — 2.2%
PG&E Corp.	136,235	8,462,918

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	41,400	1,803,798

Electronic Security Devices — 1.1%
Johnson Controls International PLC	100,177	4,039,137

Finance-Credit Card — 2.6%
American Express Co.	75,600	5,021,352
Discover Financial Services	87,579	4,933,325

		9,954,677

Finance-Other Services — 2.4%
CME Group, Inc.	89,679	8,976,868

Food-Misc./Diversified — 5.4%
Kraft Heinz Co.	100,492	8,938,763
Mondelez International, Inc., Class A	256,243	11,515,561

		20,454,324

Gas-Distribution — 0.7%
AmeriGas Partners LP	54,697	2,611,782

Insurance Brokers — 0.7%
Marsh & McLennan Cos., Inc.	40,104	2,542,192

Insurance-Multi-line — 1.0%
MetLife, Inc.	83,180	3,906,133

Insurance-Property/Casualty — 1.2%
Progressive Corp.	143,880	4,533,659

Insurance-Reinsurance — 2.8%
Berkshire Hathaway, Inc., Class B†	73,315	10,579,354

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	57,228	7,496,296

Machinery-Farming — 1.2%
Deere & Co.	50,870	4,491,821

Medical Information Systems — 0.7%
Cerner Corp.†	47,640	2,790,751

Medical Instruments — 1.1%
Boston Scientific Corp.†	197,096	4,336,112

Medical Products — 0.7%
Stryker Corp.	23,560	2,717,646

Medical-Biomedical/Gene — 1.0%
Celgene Corp.†	35,840	3,662,131

Medical-Drugs — 4.1%
Johnson & Johnson	64,046	7,428,695
Merck & Co., Inc.	118,475	6,956,852
Valeant Pharmaceuticals International, Inc.†	59,950	1,069,508

		15,455,055

Medical-Generic Drugs — 0.6%
Mylan NV†	61,813	2,256,174

Medical-HMO — 2.7%
Humana, Inc.	17,540	3,008,636
UnitedHealth Group, Inc.	51,441	7,270,157

		10,278,793

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	22,190	2,821,902

Networking Products — 1.0%
Cisco Systems, Inc.	125,280	3,843,590

Non-Hazardous Waste Disposal — 1.1%
Republic Services, Inc.	32,590	1,715,211
Waste Connections, Inc.	31,604	2,376,937

		4,092,148

Office Automation & Equipment — 0.7%
Xerox Corp.	288,344	2,817,121

Oil Companies-Exploration & Production — 0.9%
Noble Energy, Inc.	95,146	3,279,683

Oil Companies-Integrated — 4.1%
Chevron Corp.	96,835	10,143,466
Suncor Energy, Inc.	189,092	5,676,542

		15,820,008

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	74,979	1,870,726

Pharmacy Services — 2.0%
Express Scripts Holding Co.†	112,734	7,598,272

Pipelines — 1.1%
Magellan Midstream Partners LP	62,286	4,187,488

Real Estate Investment Trusts — 1.4%
Mid-America Apartment Communities, Inc.	30,640	2,841,860
Simon Property Group, Inc.	13,428	2,497,071

		5,338,931

Retail-Auto Parts — 1.1%
AutoZone, Inc.†	5,725	4,248,866

Retail-Automobile — 0.3%
CarMax, Inc.†	24,530	1,225,028

Retail-Building Products — 1.8%
Home Depot, Inc.	55,167	6,730,926

Retail-Restaurants — 1.8%
McDonald’s Corp.	62,700	7,058,139

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	114,586	3,332,161

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	155,835	7,495,663

Tobacco — 2.2%
Philip Morris International, Inc.	88,170	8,503,115

Transport-Rail — 1.8%
Canadian National Railway Co.	52,310	3,288,730
Canadian Pacific Railway, Ltd.	25,220	3,605,451

		6,894,181

Web Portals/ISP — 5.0%
Alphabet, Inc., Class C†	24,057	18,873,679

Total Long-Term Investment Securities (cost $351,740,083)		375,435,508

REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $6,603,000, and collateralized by $6,585,000 of United States Treasury Notes, bearing interest at 1.63%, due 12/31/2019 and having an approximate value of $6,739,089 (cost $6,603,000)	$6,603,000	6,603,000

TOTAL INVESTMENTS (cost $358,343,083) (1)	100.5%	382,038,508
Liabilities in excess of other assets	(0.5)	(1,757,198)

NET ASSETS	100.0%	$380,281,310

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$375,435,508	$—	$—	$375,435,508
Repurchase Agreements	—	6,603,000	—	6,603,000

Total Investments at Value*	$375,435,508	$6,603,000	$—	$382,038,508

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.2%
Advanced Materials — 0.1%
Hexcel Corp.	16,600	$755,134

Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	69,200	1,549,388
Omnicom Group, Inc.	42,600	3,400,332

		4,949,720

Aerospace/Defense — 2.1%
Boeing Co.	117,300	16,707,039
General Dynamics Corp.	69,000	10,401,060
Rockwell Collins, Inc.	23,000	1,939,360
Spirit AeroSystems Holdings, Inc., Class A†	24,600	1,238,856

		30,286,315

Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.	17,600	1,047,552
United Technologies Corp.	155,200	15,861,440

		16,908,992

Agricultural Chemicals — 0.1%
Mosaic Co.	32,400	762,372

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	123,000	5,359,110
Bunge, Ltd.	20,490	1,270,585

		6,629,695

Airlines — 0.5%
Southwest Airlines Co.	113,900	4,561,695
United Continental Holdings, Inc.†	57,200	3,216,356

		7,778,051

Apparel Manufacturers — 0.2%
Michael Kors Holdings, Ltd.†	31,800	1,614,804
Ralph Lauren Corp.	10,200	1,000,620

		2,615,424

Appliances — 0.1%
Whirlpool Corp.	13,600	2,037,552

Audio/Video Products — 0.1%
Harman International Industries, Inc.	12,600	1,004,346

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	403,400	4,735,916
General Motors Co.	275,400	8,702,640

		13,438,556

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	63,300	3,476,436

Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	38,500	1,379,840
Delphi Automotive PLC	48,900	3,181,923
Lear Corp.	15,400	1,890,812
WABCO Holdings, Inc.†	8,992	885,352

		7,337,927

Banks-Commercial — 0.5%
BOK Financial Corp.	11,900	845,138
Commerce Bancshares, Inc.	19,490	970,992
Cullen/Frost Bankers, Inc.	10,700	813,093
East West Bancorp, Inc.	26,000	1,027,260
Regions Financial Corp.	254,700	2,727,837
Synovus Financial Corp.	22,900	757,303

		7,141,623

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	210,900	9,125,643
Citizens Financial Group, Inc.	93,500	2,462,790
Northern Trust Corp.	40,900	2,961,978
State Street Corp.	70,700	4,963,847

		19,514,258

Banks-Super Regional — 2.8%
Capital One Financial Corp.	93,100	6,893,124
Comerica, Inc.	31,100	1,619,999
Fifth Third Bancorp	154,800	3,368,448
PNC Financial Services Group, Inc.	95,800	9,158,480
SunTrust Banks, Inc.	95,800	4,333,034
US Bancorp	307,800	13,777,128

		39,150,213

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	26,100	681,471
Scripps Networks Interactive, Inc., Class A	15,500	997,580

		1,679,051

Building & Construction Products-Misc. — 0.1%
Owens Corning	20,400	995,112

Building-Residential/Commercial — 0.2%
NVR, Inc.†	700	1,066,100
PulteGroup, Inc.	61,300	1,140,180

		2,206,280

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	217,300	13,433,486

Chemicals-Diversified — 1.9%
Celanese Corp., Series A	27,500	2,005,300
Dow Chemical Co.	200,800	10,805,048
Eastman Chemical Co.	26,500	1,905,615
LyondellBasell Industries NV, Class A	103,300	8,217,515
PPG Industries, Inc.	46,000	4,283,980

		27,217,458

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	11,300	1,262,549

Coatings/Paint — 0.1%
RPM International, Inc.	24,100	1,145,714

Commercial Services-Finance — 0.1%
Western Union Co.	88,400	1,774,188

Computer Services — 2.0%
Computer Sciences Corp.	25,800	1,404,810
International Business Machines Corp.	171,700	26,388,573
Teradata Corp.†	12,100	326,216

		28,119,599

Computers — 5.7%
Apple, Inc.	683,500	77,604,590
HP, Inc.	209,450	3,034,930

		80,639,520

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	25,200	1,367,100

Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	18,200	886,704
Graphic Packaging Holding Co.	57,300	716,250
Packaging Corp. of America	16,300	1,344,750
Sonoco Products Co.	17,900	900,191

		3,847,895

Cruise Lines — 0.4%
Carnival Corp.	103,300	5,072,030

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	8,400	1,048,740

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	10,800	2,247,696

Diversified Banking Institutions — 9.7%
Bank of America Corp.	1,967,400	32,462,100
Citigroup, Inc.	521,400	25,626,810
Goldman Sachs Group, Inc.	82,900	14,776,096
JPMorgan Chase & Co.	750,500	51,979,630
Morgan Stanley	338,700	11,370,159

		136,214,795

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	11,600	1,216,260
Eaton Corp. PLC	82,100	5,235,517
Ingersoll-Rand PLC	46,600	3,135,714
Parker-Hannifin Corp.	25,700	3,154,675
Pentair PLC	31,100	1,714,543
Textron, Inc.	48,800	1,955,904

		16,412,613

Diversified Operations — 0.1%
Leucadia National Corp.	65,100	1,215,417

E-Services/Consulting — 0.1%
CDW Corp.	29,500	1,324,845

Electric Products-Misc. — 0.4%
Emerson Electric Co.	117,100	5,934,628

Electric-Integrated — 3.4%
AES Corp.	138,700	1,632,499
Ameren Corp.	43,800	2,187,810
American Electric Power Co., Inc.	88,800	5,757,792
DTE Energy Co.	32,400	3,110,724
Duke Energy Corp.	120,500	9,642,410
Edison International	57,000	4,188,360
Entergy Corp.	32,300	2,379,864
Eversource Energy	55,500	3,055,830
Exelon Corp.	127,360	4,339,155
OGE Energy Corp.	35,100	1,089,504
Pinnacle West Capital Corp.	19,200	1,461,696
Public Service Enterprise Group, Inc.	88,500	3,724,080
SCANA Corp.	25,800	1,892,688
Xcel Energy, Inc.	87,900	3,652,245

		48,114,657

Electronic Components-Misc. — 0.6%
Corning, Inc.	262,200	5,954,562
Garmin, Ltd.	19,500	943,020
Gentex Corp.	51,800	875,938
Jabil Circuit, Inc.	33,500	714,890

		8,488,410

Electronic Components-Semiconductors — 2.6%
Intel Corp.	854,000	29,778,980
Micron Technology, Inc.†	179,600	3,081,936
Qorvo, Inc.†	23,100	1,285,515
Skyworks Solutions, Inc.	33,800	2,600,572

		36,747,003

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	18,300	1,118,496
Avnet, Inc.	36,800	1,543,760

		2,662,256

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	16,900	2,314,286

Engineering/R&D Services — 0.2%
Fluor Corp.	25,100	1,304,949
Jacobs Engineering Group, Inc.†	21,900	1,129,602

		2,434,551

Engines-Internal Combustion — 0.3%
Cummins, Inc.	30,500	3,898,510

Enterprise Software/Service — 2.2%
CA, Inc.	76,900	2,363,906
Oracle Corp.	741,100	28,473,062

		30,836,968

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	83,400	1,507,038
Credit Acceptance Corp.†	1,400	257,740

		1,764,778

Finance-Consumer Loans — 0.4%
Navient Corp.	57,200	731,016
Santander Consumer USA Holdings, Inc.†	49,260	600,972
Synchrony Financial	149,001	4,259,939

		5,591,927

Finance-Credit Card — 1.3%
American Express Co.	195,900	13,011,678
Discover Financial Services	88,400	4,979,572

		17,991,250

Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	49,400	1,391,104
Raymond James Financial, Inc.	25,600	1,539,072

		2,930,176

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	49,200	1,766,772

Finance-Other Services — 0.1%
Nasdaq, Inc.	28,300	1,810,351

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	29,930	2,120,541

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	11,900	1,560,923

Home Furnishings — 0.1%
Leggett & Platt, Inc.	24,100	1,105,708

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	7,000	355,530
Wyndham Worldwide Corp.	20,300	1,336,552

		1,692,082

Human Resources — 0.1%
ManpowerGroup, Inc.	12,400	952,320

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	23,100	2,765,532

Instruments-Controls — 1.1%
Honeywell International, Inc.	137,600	15,091,968

Insurance-Life/Health — 1.6%
Aflac, Inc.	74,700	5,144,589
Lincoln National Corp.	42,100	2,066,689
Principal Financial Group, Inc.	54,000	2,948,400
Prudential Financial, Inc.	85,600	7,258,024
Torchmark Corp.	64,200	4,070,922
Unum Group	48,200	1,706,280

		23,194,904

Insurance-Multi-line — 1.9%
Allstate Corp.	84,600	5,744,340
American Financial Group, Inc.	37,300	2,778,850
Assurant, Inc.	14,200	1,143,384
Cincinnati Financial Corp.	28,500	2,017,230
Hartford Financial Services Group, Inc.	71,700	3,162,687
Loews Corp.	62,100	2,672,163
MetLife, Inc.	198,400	9,316,864
Old Republic International Corp.	20,100	338,886

		27,174,404

Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	3,600	1,858,356
Arch Capital Group, Ltd.†	22,100	1,723,137
Markel Corp.†	2,500	2,193,575
Progressive Corp.	102,200	3,220,322
Travelers Cos., Inc.	140,900	15,242,562
WR Berkley Corp.	21,900	1,250,490

		25,488,442

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	16,900	962,793
Everest Re Group, Ltd.	9,900	2,014,848
Reinsurance Group of America, Inc.	15,400	1,661,044
RenaissanceRe Holdings, Ltd.	7,400	919,746
Validus Holdings, Ltd.	14,500	740,950

		6,299,381

Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	9,700	1,286,802
Ameriprise Financial, Inc.	35,300	3,120,167
BlackRock, Inc.	29,200	9,964,208
Eaton Vance Corp.	20,300	711,718
Franklin Resources, Inc.	99,600	3,352,536
Invesco, Ltd.	81,700	2,294,953
T. Rowe Price Group, Inc.	43,900	2,810,039

		23,540,423

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	2,900	190,907

Machinery-Farming — 0.4%
AGCO Corp.	14,800	755,984
Deere & Co.	56,900	5,024,270

		5,780,254

Machinery-Pumps — 0.1%
Flowserve Corp.	22,500	952,875

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	25,100	2,044,144

Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	137,100	19,353,036
Biogen, Inc.†	39,300	11,011,074

		30,364,110

Medical-Drugs — 10.0%
AbbVie, Inc.	294,000	16,399,320
Johnson & Johnson	484,200	56,162,358
Mallinckrodt PLC†	19,400	1,149,644
Merck & Co., Inc.	536,100	31,479,792
Pfizer, Inc.	1,095,100	34,725,621

		139,916,735

Medical-HMO — 1.2%
Aetna, Inc.	48,000	5,152,800
Anthem, Inc.	53,700	6,543,882
Cigna Corp.	41,000	4,872,030

		16,568,712

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	71,400	5,464,242
Universal Health Services, Inc., Class B	16,300	1,967,573

		7,431,815

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	24,220	1,663,672
McKesson Corp.	12,270	1,560,376

		3,224,048

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	32,200	1,836,044

Multimedia — 3.1%
Time Warner, Inc.	262,400	23,350,976
Twenty-First Century Fox, Inc., Class A	203,000	5,332,810
Walt Disney Co.	167,800	15,553,382

		44,237,168

Networking Products — 2.0%
Cisco Systems, Inc.	907,400	27,839,032

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	32,200	574,448
Xerox Corp.	177,300	1,732,221

		2,306,669

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	19,500	1,230,645

Oil Companies-Exploration & Production — 0.7%
Occidental Petroleum Corp.	133,600	9,740,776

Oil Companies-Integrated — 6.9%
Chevron Corp.	340,600	35,677,850

Exxon Mobil Corp.	728,800	60,723,616
Murphy Oil Corp.	31,100	804,557

		97,206,023

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	65,300	2,096,130

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	95,400	4,158,486
Phillips 66	111,400	9,040,110

		13,198,596

Oil-Field Services — 0.3%
Baker Hughes, Inc.	74,000	4,099,600

Paper & Related Products — 0.2%
International Paper Co.	74,200	3,341,226

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	100,600	6,780,440

Poultry — 0.1%
Pilgrim’s Pride Corp.	44,700	976,248

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	9,300	972,036

Publishing-Newspapers — 0.1%
News Corp., Class A	65,800	797,496

Recreational Vehicles — 0.0%
Brunswick Corp.	15,600	678,600

Rental Auto/Equipment — 0.2%
AMERCO	3,300	1,063,887
United Rentals, Inc.†	15,200	1,150,032

		2,213,919

Retail-Apparel/Shoe — 0.4%
Foot Locker, Inc.	23,000	1,535,710
Gap, Inc.	71,900	1,983,721
PVH Corp.	14,500	1,551,210

		5,070,641

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	37,200	864,900

Retail-Automobile — 0.1%
CarMax, Inc.†	34,300	1,712,942

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	57,900	2,252,889

Retail-Discount — 3.5%
Dollar General Corp.	48,700	3,364,683
Target Corp.	107,900	7,415,967
Wal-Mart Stores, Inc.	558,400	39,099,168

		49,879,818

Retail-Drug Store — 0.1%
CVS Health Corp.	9,550	803,155

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	29,300	1,281,875

Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	21,800	1,412,422

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	14,300	795,795

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	45,300	1,315,059

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	59,300	727,018
People’s United Financial, Inc.	46,000	747,040

		1,474,058

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	34,560	2,374,963

Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	28,300	2,125,613
Lam Research Corp.	23,600	2,285,896

		4,411,509

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	8,100	1,307,016

Steel-Producers — 0.2%
Nucor Corp.	55,900	2,730,715
Reliance Steel & Aluminum Co.	12,600	866,628

		3,597,343

Telephone-Integrated — 2.6%
CenturyLink, Inc.	94,300	2,506,494
Verizon Communications, Inc.	712,100	34,252,010

		36,758,504

Television — 0.3%
CBS Corp., Class B	75,200	4,257,824

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	13,400	2,469,620

Theaters — 0.1%
Cinemark Holdings, Inc.	18,500	736,300

Tools-Hand Held — 0.3%
Snap-on, Inc.	9,300	1,433,130
Stanley Black & Decker, Inc.	27,500	3,130,600

		4,563,730

Transport-Rail — 1.7%
CSX Corp.	187,100	5,708,421
Norfolk Southern Corp.	52,700	4,901,100
Union Pacific Corp.	148,800	13,121,184

		23,730,705

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	62,100	6,691,896

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	14,200	861,656

Total Common Stocks (cost $1,305,504,984)		1,379,932,721

EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF (cost $20,549,751)	195,000	20,287,800

Total Long-Term Investment Securities (cost $1,326,054,735)		1,400,220,521

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26%(1) (cost $5,640,949)	5,640,949	5,640,949

TOTAL INVESTMENTS (cost $1,331,695,684) (2)	100.0%	1,405,861,470
Liabilities in excess of other assets	(0.0)	(622,427)

NET ASSETS	100.0%	$1,405,239,043

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2016.
(2)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,379,932,721	$—	$—	$1,379,932,721
Exchange-Traded Funds	20,287,800	—	—	20,287,800
Short-Term Investment Securities	5,640,949	—	—	5,640,949

Total Investments at Value	$1,405,861,470	$—	$—	$1,405,861,470

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Advertising Agencies — 3.2%
Omnicom Group, Inc.	137,454	$10,971,578

Aerospace/Defense — 7.0%
Boeing Co.	84,935	12,097,292
Lockheed Martin Corp.	48,641	11,984,170

		24,081,462

Aerospace/Defense-Equipment — 3.3%
United Technologies Corp.	111,843	11,430,355

Apparel Manufacturers — 3.3%
VF Corp.	208,795	11,318,777

Beverages-Non-alcoholic — 6.7%
Coca-Cola Co.	273,722	11,605,813
PepsiCo, Inc.	107,302	11,502,774

		23,108,587

Computer Services — 3.3%
International Business Machines Corp.	72,775	11,184,790

Consumer Products-Misc. — 3.3%
Clorox Co.	93,025	11,164,860

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	127,964	11,107,275

Data Processing/Management — 3.2%
Paychex, Inc.	201,215	11,107,068

Distribution/Wholesale — 3.0%
Fastenal Co.	267,188	10,414,988

Diversified Manufacturing Operations — 3.2%
3M Co.	66,517	10,995,260

Electric Products-Misc. — 3.2%
Emerson Electric Co.	213,840	10,837,411

Food-Confectionery — 3.6%
Hershey Co.	120,039	12,299,196

Food-Misc./Diversified — 3.3%
General Mills, Inc.	182,905	11,336,452

Industrial Gases — 3.2%
Praxair, Inc.	94,472	11,058,892

Machinery-Construction & Mining — 3.1%
Caterpillar, Inc.	127,864	10,671,529

Medical-Drugs — 6.4%
Johnson & Johnson	96,143	11,151,627
Pfizer, Inc.	339,285	10,758,727

		21,910,354

Networking Products — 3.3%
Cisco Systems, Inc.	362,673	11,126,808

Oil Companies-Integrated — 6.6%
Chevron Corp.	111,734	11,704,137
Exxon Mobil Corp.	131,169	10,929,001

		22,633,138

Retail-Apparel/Shoe — 4.0%
Gap, Inc.	501,182	13,827,611

Retail-Auto Parts — 3.1%
Genuine Parts Co.	115,067	10,423,920

Retail-Discount — 3.4%
Wal-Mart Stores, Inc.	164,604	11,525,572

Retail-Major Department Stores — 3.2%
Nordstrom, Inc.	211,660	11,006,320

Retail-Restaurants — 3.3%
McDonald’s Corp.	100,219	11,281,653

Telephone-Integrated — 3.2%
Verizon Communications, Inc.	227,157	10,926,252

Toys — 3.5%
Hasbro, Inc.	144,867	12,083,356

Total Long-Term Investment Securities (cost $320,950,170)		339,833,464

REPURCHASE AGREEMENTS — 0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,088,000)	$3,088,000	3,088,000

TOTAL INVESTMENTS (cost $324,038,170)(2)	100.0%	342,921,464
Other assets less liabilities	0.0	77,413

NET ASSETS	100.0%	$342,998,877

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$339,833,464	$—	$—	$339,833,464
Repurchase Agreements	—	3,088,000	—	3,088,000

Total Investments at Value	$339,833,464	$3,088,000	$—	$342,921,464

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.7%
Advanced Materials — 0.6%
Hexcel Corp.	66,819	$3,039,596

Applications Software — 1.4%
Intuit, Inc.	17,784	1,933,832
ServiceNow, Inc.†	54,685	4,807,359

		6,741,191

Athletic Footwear — 2.4%
NIKE, Inc., Class B	231,746	11,629,014

Auto/Truck Parts & Equipment-Original — 0.4%
WABCO Holdings, Inc.†	19,840	1,953,446

Beverages-Non-alcoholic — 1.9%
Monster Beverage Corp.†	64,391	9,294,197

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	145,542	8,997,406

Commercial Services-Finance — 1.2%
MarketAxess Holdings, Inc.	12,509	1,885,857
Vantiv, Inc., Class A†	71,207	4,155,640

		6,041,497

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	57,830	2,969,571

Computers — 4.5%
Apple, Inc.	195,419	22,187,873

Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	33,438	2,913,453

Data Processing/Management — 0.9%
Fiserv, Inc.†	43,960	4,329,181

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	49,496	4,252,696

Diagnostic Equipment — 2.2%
Danaher Corp.	136,963	10,758,444

Diversified Manufacturing Operations — 1.6%
3M Co.	25,420	4,201,926
A.O. Smith Corp.	79,080	3,572,044

		7,773,970

E-Commerce/Services — 1.6%
Priceline Group, Inc.†	5,358	7,898,924

Electronic Components-Semiconductors — 5.2%
NVIDIA Corp.	103,296	7,350,543
Texas Instruments, Inc.	130,070	9,215,460
Xilinx, Inc.	177,630	9,036,038

		25,602,041

Electronic Connectors — 0.9%
Amphenol Corp., Class A	67,586	4,455,945

Electronic Forms — 1.9%
Adobe Systems, Inc.†	87,500	9,407,125

Electronic Security Devices — 0.7%
Allegion PLC	50,310	3,211,790

Entertainment Software — 1.1%
Electronic Arts, Inc.†	66,770	5,242,780

Finance-Credit Card — 5.0%
Visa, Inc., Class A	295,546	24,385,501

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	9,537	3,853,711

Internet Content-Entertainment — 6.6%
Facebook, Inc., Class A†	247,522	32,422,907

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	8,050	2,746,982

Lighting Products & Systems — 0.9%
Acuity Brands, Inc.	19,806	4,428,027

Machinery-General Industrial — 0.9%
IDEX Corp.	20,870	1,804,003
Roper Technologies, Inc.	16,110	2,792,024

		4,596,027

Medical Information Systems — 1.5%
Cerner Corp.†	128,950	7,553,891

Medical Instruments — 4.5%
Edwards Lifesciences Corp.†	53,776	5,120,551
Intuitive Surgical, Inc.†	24,896	16,732,103

		21,852,654

Medical-Biomedical/Gene — 7.2%
Alexion Pharmaceuticals, Inc.†	88,886	11,599,623
Biogen, Inc.†	56,189	15,743,034
Gilead Sciences, Inc.	105,928	7,799,479

		35,142,136

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	132,790	18,767,211

Medical-Wholesale Drug Distribution — 0.4%
Premier, Inc., Class A†	60,355	1,921,703

Multimedia — 1.4%
Walt Disney Co.	75,009	6,952,584

Networking Products — 2.9%
Arista Networks, Inc.†	81,503	6,907,379
Palo Alto Networks, Inc.†	46,320	7,125,406

		14,032,785

Retail-Auto Parts — 0.6%
O’Reilly Automotive, Inc.†	10,504	2,777,678

Retail-Building Products — 3.8%
Home Depot, Inc.	153,391	18,715,236

Retail-Discount — 3.5%
Costco Wholesale Corp.	36,847	5,448,566
Dollar Tree, Inc.†	151,460	11,442,803

		16,891,369

Retail-Drug Store — 3.8%
CVS Health Corp.	219,259	18,439,682

Retail-Gardening Products — 0.5%
Tractor Supply Co.	41,930	2,626,076

Retail-Perfume & Cosmetics — 0.9%
Ulta Salon Cosmetics & Fragrance, Inc.†	18,316	4,457,015

Retail-Restaurants — 3.5%
Chipotle Mexican Grill, Inc.†	10,460	3,773,550
Starbucks Corp.	253,562	13,456,535

		17,230,085

Television — 0.8%
AMC Networks, Inc., Class A†	74,929	3,666,276

Veterinary Diagnostics — 0.4%
VCA, Inc.†	28,370	1,743,620

Web Portals/ISP — 7.0%
Alphabet, Inc., Class A†	5,355	4,337,015
Alphabet, Inc., Class C†	38,287	30,037,683

		34,374,698

Total Long-Term Investment Securities (cost $401,148,342)		458,277,994

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Time Deposits — 7.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $35,411,000)	$35,411,000	35,411,000

TOTAL INVESTMENTS (cost $436,559,342)(1)	100.9%	493,688,994
Liabilities in excess of other assets	(0.9)	(4,599,020)

NET ASSETS	100.0%	$489,089,974

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$458,277,994	$—	$—	$458,277,994
Short-Term Investment Securities	—	35,411,000	—	35,411,000

Total Investments at Value	$458,277,994	$35,411,000	$—	$493,688,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.6%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	56,989	$1,275,984

Aerospace/Defense — 1.7%
Raytheon Co.	31,182	4,259,773

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	30,163	3,082,659

Apparel Manufacturers — 1.5%
Hanesbrands, Inc.	147,481	3,790,262

Applications Software — 4.5%
Citrix Systems, Inc.†	42,090	3,569,232
Intuit, Inc.	33,846	3,680,414
salesforce.com, Inc.†	55,846	4,197,385

		11,447,031

Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	9,900	1,957,527

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	32,354	2,105,275

Beverages-Non-alcoholic — 2.6%
Coca-Cola Co.	154,310	6,542,744

Brewery — 1.7%
Molson Coors Brewing Co., Class B	41,131	4,269,809

Building Products-Cement — 1.0%
Vulcan Materials Co.	21,947	2,484,400

Cable/Satellite TV — 3.5%
Charter Communications, Inc., Class A†	13,436	3,357,522
Comcast Corp., Class A	89,907	5,558,051

		8,915,573

Chemicals-Diversified — 1.4%
Dow Chemical Co.	64,534	3,472,575

Coatings/Paint — 1.0%
Sherwin-Williams Co.	10,906	2,670,443

Computer Services — 0.5%
Teradata Corp.†	45,003	1,213,281

Computer Software — 0.6%
Splunk, Inc.†	23,945	1,441,250

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	43,840	3,819,779

Data Processing/Management — 1.4%
Paychex, Inc.	64,286	3,548,587

Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	48,124	2,770,499

Diagnostic Equipment — 1.4%
Danaher Corp.	45,647	3,585,572

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	13,972	11,035,365

E-Commerce/Services — 2.0%
Priceline Group, Inc.†	3,488	5,142,114

Electronic Components-Semiconductors — 5.1%
Broadcom, Ltd.	33,178	5,649,550
Texas Instruments, Inc.	102,373	7,253,127

		12,902,677

Electronic Measurement Instruments — 0.8%
Fortive Corp.	38,893	1,985,488

Enterprise Software/Service — 2.8%
Oracle Corp.	143,615	5,517,688
Workday, Inc., Class A†	17,661	1,530,856

		7,048,544

Finance-Consumer Loans — 1.1%
Synchrony Financial	99,283	2,838,501

Finance-Credit Card — 3.2%
Visa, Inc., Class A	98,158	8,099,017

Finance-Other Services — 1.7%
Intercontinental Exchange, Inc.	16,017	4,330,837

Food-Misc./Diversified — 2.3%
ConAgra Foods, Inc.	61,520	2,964,034
Kellogg Co.	38,400	2,884,992

		5,849,026

Instruments-Controls — 2.4%
Honeywell International, Inc.	56,216	6,165,771

Insurance-Property/Casualty — 1.1%
Progressive Corp.	92,788	2,923,750

Internet Content-Entertainment — 4.6%
Facebook, Inc., Class A†	89,873	11,772,464

Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	10,586	3,612,367

Medical Instruments — 2.7%
Boston Scientific Corp.†	177,407	3,902,954
Medtronic PLC	36,010	2,953,540

		6,856,494

Medical-Biomedical/Gene — 4.2%
BioMarin Pharmaceutical, Inc.†	38,679	3,114,433
Celgene Corp.†	47,553	4,858,965
Vertex Pharmaceuticals, Inc.†	36,365	2,758,649

		10,732,047

Medical-Drugs — 3.0%
Allergan PLC†	14,258	2,979,066
Eli Lilly & Co.	41,786	3,085,478
TESARO, Inc.†	13,103	1,583,891

		7,648,435

Medical-HMO — 3.4%
Centene Corp.†	49,628	3,100,757
UnitedHealth Group, Inc.	38,615	5,457,458

		8,558,215

Medical-Wholesale Drug Distribution — 0.9%
Cardinal Health, Inc.	34,696	2,383,268

Networking Products — 1.4%
Cisco Systems, Inc.	120,615	3,700,468

Oil Companies-Exploration & Production — 0.8%
Pioneer Natural Resources Co.	11,766	2,106,349

Oil-Field Services — 1.0%
Schlumberger, Ltd.	18,557	1,451,714
Superior Energy Services, Inc.	71,405	1,011,095

		2,462,809

Retail-Building Products — 2.4%
Home Depot, Inc.	50,620	6,176,146

Retail-Discount — 1.8%
Costco Wholesale Corp.	31,779	4,699,161

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	65,086	4,800,092

Retail-Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	15,742	3,830,658

Television — 1.4%
CBS Corp., Class B	63,131	3,574,477

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	24,460	1,070,614

Transport-Rail — 2.3%
Union Pacific Corp.	66,916	5,900,653

Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	8,195	6,637,130
Alphabet, Inc., Class C†	11,198	8,785,279

		15,422,409

Total Long-Term Investment Securities (cost $231,271,143)		246,281,239

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Time Deposits — 3.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $8,881,000)	$8,881,000	8,881,000

TOTAL INVESTMENTS (cost $240,152,143)(1)	100.1%	255,162,239
Liabilities in excess of other assets	(0.1)	(275,586)

NET ASSETS	100.0%	$254,886,653

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$246,281,239	$—	$—	$246,281,239
Short-Term Investment Securities	—	8,881,000	—	8,881,000

Total Investments at Value	$246,281,239	$8,881,000	$—	$255,162,239

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	295,482	$6,615,842

Aerospace/Defense-Equipment —1.0%
United Technologies Corp.	101,087	10,331,091

Agricultural Chemicals — 1.7%
Monsanto Co.	172,541	17,386,957

Apparel Manufacturers — 0.8%
VF Corp.	151,709	8,224,145

Athletic Footwear — 0.6%
NIKE, Inc., Class B	117,128	5,877,483

Banks-Fiduciary — 0.6%
State Street Corp.	87,180	6,120,908

Banks-Super Regional — 2.3%
US Bancorp	259,289	11,605,775
Wells Fargo & Co.	283,571	13,047,102

		24,652,877

Beverages-Wine/Spirits — 2.1%
Diageo PLC	288,344	7,692,180
Pernod Ricard SA	116,759	13,887,461

		21,579,641

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	332,816	20,574,685

Chemicals-Diversified — 0.7%
PPG Industries, Inc.	84,677	7,885,969

Coatings/Paint — 0.9%
Sherwin-Williams Co.	38,248	9,365,405

Commercial Services — 0.7%
Aramark	195,301	7,271,056

Computer Services — 4.9%
Accenture PLC, Class A	187,963	21,848,819
Cognizant Technology Solutions Corp., Class A†	375,270	19,270,114
Hewlett Packard Enterprise Co.	469,676	10,553,620

		51,672,553

Computers — 0.9%
Apple, Inc.	78,805	8,947,520

Consulting Services — 0.7%
Gartner, Inc.†	88,181	7,587,093

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	48,555	5,555,178

Containers-Metal/Glass — 1.5%
Crown Holdings, Inc.†	290,465	15,757,726

Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	165,806	11,831,916
Coty, Inc., Class A	56,872	1,307,487
Estee Lauder Cos., Inc., Class A	78,688	6,856,085
Procter & Gamble Co.	70,222	6,095,270

		26,090,758

Data Processing/Management — 1.8%
Fidelity National Information Services, Inc.	256,758	18,979,551

Diagnostic Equipment — 5.4%
Abbott Laboratories	165,195	6,482,252
Danaher Corp.	297,125	23,339,168
Thermo Fisher Scientific, Inc.	183,661	27,003,677

		56,825,097

Distribution/Wholesale — 1.0%
WW Grainger, Inc.	51,806	10,781,865

Diversified Banking Institutions — 9.1%
Bank of America Corp.	1,728,372	28,518,138
Goldman Sachs Group, Inc.	113,036	20,147,536
JPMorgan Chase & Co.	529,046	36,641,726
Morgan Stanley	324,640	10,898,165

		96,205,565

Electric Products-Misc. — 0.6%
AMETEK, Inc.	149,866	6,609,091

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	88,883	5,763,174

Electronic Components-Semiconductors — 3.1%
Broadcom, Ltd.	137,552	23,422,355
Texas Instruments, Inc.	124,303	8,806,867

		32,229,222

Electronic Forms — 0.8%
Adobe Systems, Inc.†	75,939	8,164,202

Engineering/R&D Services — 0.8%
Fluor Corp.	156,328	8,127,493

Finance-Credit Card — 5.7%
American Express Co.	111,242	7,388,694
MasterCard, Inc., Class A	184,859	19,783,610
Visa, Inc., Class A	394,344	32,537,323

		59,709,627

Finance-Other Services — 1.1%
Nasdaq, Inc.	178,293	11,405,403

Food-Misc./Diversified — 3.7%
Danone SA	202,515	14,023,371
General Mills, Inc.	87,109	5,399,016
Mondelez International, Inc., Class A	431,812	19,405,631

		38,828,018

Home Decoration Products — 1.9%
Newell Brands, Inc.	414,334	19,896,319

Instruments-Controls — 1.7%
Honeywell International, Inc.	160,565	17,610,769

Insurance-Multi-line — 1.2%
Chubb, Ltd.	99,399	12,623,673

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	49,498	16,890,698

Medical Instruments — 2.3%
Medtronic PLC	181,686	14,901,886
St. Jude Medical, Inc.	124,676	9,704,780

		24,606,666

Medical Products — 1.5%
Stryker Corp.	133,356	15,382,615

Medical-Drugs — 5.5%
Allergan PLC†	65,913	13,771,862
Eli Lilly & Co.	205,091	15,143,920
Johnson & Johnson	164,542	19,085,227
Zoetis, Inc.	203,003	9,703,543

		57,704,552

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	70,575	8,975,023

Multimedia — 3.6%
Time Warner, Inc.	207,608	18,475,036
Twenty-First Century Fox, Inc., Class A	378,560	9,944,771
Walt Disney Co.	97,629	9,049,232

		37,469,039

Oil Companies-Exploration & Production — 1.8%
EOG Resources, Inc.	210,500	19,033,410

Oil-Field Services — 2.1%
Schlumberger, Ltd.	288,836	22,595,640

Pipelines — 0.8%
Enterprise Products Partners LP	349,659	8,825,393

Private Equity — 0.5%
Blackstone Group LP	223,730	5,599,962

Real Estate Investment Trusts — 2.5%
American Tower Corp.	226,558	26,550,332

Retail-Apparel/Shoe — 1.5%
Ross Stores, Inc.	250,726	15,680,404

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	19,068	14,151,507

Retail-Discount — 0.8%
Costco Wholesale Corp.	59,148	8,746,215

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	80,277	14,588,945

Transport-Rail — 1.8%
Canadian National Railway Co.	297,898	18,728,847

Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	109,812	8,210,643

Web Portals/ISP — 4.8%
Alphabet, Inc., Class A†	35,190	28,500,381
Alphabet, Inc., Class C†	28,239	22,154,625

		50,655,006

Total Long-Term Investment Securities (cost $882,182,128)		1,039,650,853

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016	$2,865,000	2,865,000

U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.15% due 11/01/2016	4,576,000	4,576,000

Total Short-Term Investment Securities (cost $7,441,000)		7,441,000

TOTAL INVESTMENTS (cost $889,623,128)(1)	99.6%	1,047,091,853
Other assets less liabilities	0.4	4,412,329

NET ASSETS	100.0%	$1,051,504,182

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,039,650,853	$—	$—	$1,039,650,853
Short-Term Investment Securities	—	7,441,000	—	7,441,000

Total Investments at Value	$1,039,650,853	$7,441,000	$—	$1,047,091,853

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $50,191,957 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.3%
Aerospace/Defense — 1.0%
Northrop Grumman Corp.	6,180	$1,415,220

Aerospace/Defense-Equipment — 1.9%
Harris Corp.	29,802	2,658,636

Airlines — 1.2%
Spirit Airlines, Inc.†	35,540	1,703,432

Applications Software — 6.4%
Microsoft Corp.	72,460	4,341,803
salesforce.com, Inc.†	28,869	2,169,794
ServiceNow, Inc.†	25,496	2,241,354

		8,752,951

Auto/Truck Parts & Equipment-Original — 0.1%
Adient PLC†	4,067	185,089

Beverages-Non-alcoholic — 2.2%
Monster Beverage Corp.†	21,079	3,042,543

Beverages-Wine/Spirits — 2.5%
Constellation Brands, Inc., Class A	20,540	3,432,645

Building Products-Cement — 1.4%
Vulcan Materials Co.	17,480	1,978,736

Cable/Satellite TV — 2.3%
Charter Communications, Inc., Class A†	12,390	3,096,137

Coatings/Paint — 1.4%
Sherwin-Williams Co.	7,606	1,862,405

Commercial Services — 1.1%
Aramark	40,282	1,499,699

Commercial Services-Finance — 4.9%
PayPal Holdings, Inc.†	69,455	2,893,495
S&P Global, Inc.	17,541	2,137,371
TransUnion†	53,120	1,659,469

		6,690,335

Computers — 1.5%
Apple, Inc.	18,040	2,048,262

Data Processing/Management — 2.2%
Fidelity National Information Services, Inc.	41,459	3,064,649

E-Commerce/Products — 6.0%
Amazon.com, Inc.†	10,421	8,230,714

Electronic Components-Semiconductors — 1.9%
Broadcom, Ltd.	15,719	2,676,631

Electronic Forms — 1.9%
Adobe Systems, Inc.†	24,155	2,596,904

Electronic Security Devices — 1.2%
Johnson Controls International PLC	40,674	1,639,976

Entertainment Software — 1.8%
Electronic Arts, Inc.†	31,726	2,491,126

Finance-Credit Card — 4.0%
Visa, Inc., Class A	66,506	5,487,410

Finance-Other Services — 2.2%
Intercontinental Exchange, Inc.	11,159	3,017,282

Internet Application Software — 1.7%
Tencent Holdings, Ltd. ADR	87,328	2,316,812

Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	49,217	6,446,935

Internet Security — 1.3%
Symantec Corp.	73,080	1,829,192

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	7,564	1,691,083

Medical Instruments — 3.0%
Boston Scientific Corp.†	93,011	2,046,242
Intuitive Surgical, Inc.†	3,112	2,091,513

		4,137,755

Medical Products — 2.4%
Baxter International, Inc.	43,070	2,049,701
Zimmer Biomet Holdings, Inc.	12,220	1,287,988

		3,337,689

Medical-Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	7,005	914,153
Biogen, Inc.†	2,962	829,893
Celgene Corp.†	29,545	3,018,908

		4,762,954

Medical-Drugs — 0.7%
Eli Lilly & Co.	13,110	968,042

Medical-HMO — 3.2%
UnitedHealth Group, Inc.	30,900	4,367,097

Non-Hazardous Waste Disposal — 2.7%
Waste Connections, Inc.	48,870	3,675,513

Retail-Auto Parts — 1.7%
O’Reilly Automotive, Inc.†	8,833	2,335,799

Retail-Building Products — 2.7%
Home Depot, Inc.	30,653	3,739,973

Retail-Discount — 0.7%
Dollar General Corp.	14,045	970,369

Retail-Major Department Stores — 2.1%
TJX Cos., Inc.	38,191	2,816,586

Retail-Restaurants — 4.5%
Starbucks Corp.	60,820	3,227,718
Yum! Brands, Inc.	34,576	2,983,217

		6,210,935

Tobacco — 2.1%
Reynolds American, Inc.	52,140	2,871,871

Toys — 1.3%
Nintendo Co., Ltd. ADR	57,540	1,731,379

Transport-Rail — 1.6%
Kansas City Southern	25,332	2,223,136

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	12,036	9,747,956

Total Long-Term Investment Securities (cost $119,472,790)		133,751,858

REPURCHASE AGREEMENTS — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $2,867,001 and collateralized by $2,675,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $2,928,226 (cost $2,867,000)	$2,867,000	2,867,000

TOTAL INVESTMENTS (cost $122,339,790)(1)	99.4%	136,618,858
Other assets less liabilities	0.6	794,708

NET ASSETS	100.0%	$137,413,566

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$133,751,858	$—	$—	$133,751,858
Repurchase Agreements	—	2,867,000	—	2,867,000

Total Investments at Value	$133,751,858	$2,867,000	$—	$136,618,858

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.5%
Aerospace/Defense — 1.9%
Northrop Grumman Corp.	30,738	$7,039,002
Spirit AeroSystems Holdings, Inc., Class A†	45,856	2,309,308

		9,348,310

Aerospace/Defense-Equipment — 1.4%
Orbital ATK, Inc.	27,855	2,071,298
United Technologies Corp.	48,217	4,927,777

		6,999,075

Agricultural Chemicals — 1.3%
Monsanto Co.	65,218	6,572,018

Agricultural Operations — 1.9%
Archer-Daniels-Midland Co.	134,263	5,849,839
Bunge, Ltd.	54,356	3,370,615

		9,220,454

Airlines — 1.3%
Delta Air Lines, Inc.	98,456	4,112,507
United Continental Holdings, Inc.†	40,064	2,252,799

		6,365,306

Apparel Manufacturers — 1.1%
Michael Kors Holdings, Ltd.†	101,606	5,159,553

Applications Software — 4.6%
Intuit, Inc.	61,975	6,739,162
Microsoft Corp.	261,258	15,654,579

		22,393,741

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	23,196	2,848,005

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	22,975	974,140
PepsiCo, Inc.	12,847	1,377,198

		2,351,338

Building & Construction Products-Misc. — 1.0%
Owens Corning	100,284	4,891,854

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	12,044	1,757,099

Cable/Satellite TV — 3.6%
Charter Communications, Inc. Class A†	29,043	7,257,555
Comcast Corp., Class A	162,558	10,049,336

		17,306,891

Chemicals-Diversified — 1.3%
LyondellBasell Industries NV, Class A	78,654	6,256,926

Coatings/Paint — 1.0%
Sherwin-Williams Co.	20,026	4,903,566

Commercial Services — 0.6%
ServiceMaster Global Holdings, Inc.†	86,415	3,092,793

Commercial Services-Finance — 3.2%
FleetCor Technologies, Inc.†	43,104	7,556,131
Global Payments, Inc.	80,459	5,834,887
Vantiv, Inc., Class A†	37,642	2,196,787

		15,587,805

Computer Services — 2.6%
Accenture PLC, Class A	59,894	6,962,078
Cognizant Technology Solutions Corp., Class A†	115,714	5,941,914

		12,903,992

Computers — 4.4%
Apple, Inc.	187,812	21,324,174

Computers-Integrated Systems — 0.8%
NCR Corp.†	106,838	3,744,672

Consulting Services — 0.9%
Gartner, Inc.†	52,829	4,545,407

Cosmetics & Toiletries — 1.9%
Coty, Inc., Class A	164,967	3,792,591
Estee Lauder Cos., Inc., Class A	62,335	5,431,249

		9,223,840

Cruise Lines — 1.1%
Carnival Corp.	108,550	5,329,805

Dental Supplies & Equipment — 0.3%
DENTSPLY SIRONA, Inc.	25,598	1,473,677

Diagnostic Equipment — 1.3%
Thermo Fisher Scientific, Inc.	42,504	6,249,363

Diversified Banking Institutions — 0.6%
JPMorgan Chase & Co.	43,080	2,983,721

Diversified Manufacturing Operations — 0.7%
Textron, Inc.	88,914	3,563,673

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	26,649	21,047,913

E-Commerce/Services — 1.1%
Priceline Group, Inc.†	3,662	5,398,630

Electric-Integrated — 0.5%
AES Corp.	193,228	2,274,294

Electronic Components-Semiconductors — 2.1%
Broadcom, Ltd.	45,291	7,712,152
Texas Instruments, Inc.	37,857	2,682,168

		10,394,320

Electronic Forms — 1.3%
Adobe Systems, Inc.†	60,695	6,525,319

Entertainment Software — 1.6%
Electronic Arts, Inc.†	97,780	7,677,686

Finance-Credit Card — 2.2%
Discover Financial Services	77,422	4,361,181
Visa, Inc., Class A	76,271	6,293,120

		10,654,301

Food-Confectionery — 1.0%
J.M. Smucker Co.	36,024	4,730,311

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	94,744	4,257,795

Food-Wholesale/Distribution — 0.5%
Sysco Corp.	45,556	2,192,155

Gold Mining — 0.5%
Newmont Mining Corp.	61,315	2,271,108

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	38,771	3,287,393

Insurance-Multi-line — 0.8%
MetLife, Inc.	83,415	3,917,168

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	145,847	19,104,499

Machinery-General Industrial — 0.6%
Roper Technologies, Inc.	17,789	3,083,012

Medical Instruments — 1.0%
Medtronic PLC	56,554	4,638,559

Medical Products — 0.6%
Stryker Corp.	26,377	3,042,587

Medical-Biomedical/Gene — 5.2%
Alexion Pharmaceuticals, Inc.†	18,203	2,375,491
Amgen, Inc.	24,573	3,468,725
Biogen, Inc.†	7,527	2,108,915
Celgene Corp.†	83,437	8,525,593
Gilead Sciences, Inc.	123,497	9,093,084

		25,571,808

Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	21,848	1,112,282
Eli Lilly & Co.	110,685	8,172,980
Merck & Co., Inc.	101,111	5,937,238

		15,222,500

Medical-HMO — 0.4%
UnitedHealth Group, Inc.	13,867	1,959,823

Medical-Hospitals — 1.2%
HCA Holdings, Inc.†	74,939	5,735,082

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	19,898	2,530,429

Multimedia — 0.5%
Walt Disney Co.	23,930	2,218,072

Networking Products — 1.0%
Cisco Systems, Inc.	153,294	4,703,060

Oil Companies-Exploration & Production — 0.5%
Parsley Energy, Inc., Class A†	78,799	2,592,487

Pharmacy Services — 1.0%
Express Scripts Holding Co.†	71,325	4,807,305

Poultry — 0.4%
Pilgrim’s Pride Corp.	84,005	1,834,669

Real Estate Investment Trusts — 1.8%
Digital Realty Trust, Inc.	29,922	2,795,613
Equity LifeStyle Properties, Inc.	29,519	2,238,721
Extra Space Storage, Inc.	53,601	3,920,913

		8,955,247

Real Estate Management/Services — 0.3%
Realogy Holdings Corp.	66,268	1,516,875

Retail-Apparel/Shoe — 2.5%
Gap, Inc.	136,504	3,766,145
lululemon athletica, Inc.†	80,098	4,585,611
Urban Outfitters, Inc.†	108,735	3,637,186

		11,988,942

Retail-Auto Parts — 1.6%
AutoZone, Inc.†	10,300	7,644,248

Retail-Building Products — 0.5%
Home Depot, Inc.	21,947	2,677,753

Retail-Discount — 1.6%
Dollar Tree, Inc.†	41,976	3,171,287
Target Corp.	69,455	4,773,642

		7,944,929

Retail-Drug Store — 0.6%
CVS Health Corp.	34,805	2,927,100

Retail-Restaurants — 3.4%
Brinker International, Inc.	50,754	2,499,127
Domino’s Pizza, Inc.	41,301	6,989,781
McDonald’s Corp.	7,381	830,879
Yum! Brands, Inc.	74,753	6,449,689

		16,769,476

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	157,227	7,562,619

Tobacco — 2.3%
Altria Group, Inc.	95,733	6,329,866
Philip Morris International, Inc.	50,487	4,868,966

		11,198,832

Transport-Rail — 0.7%
Union Pacific Corp.	41,438	3,654,003

Transport-Services — 0.2%
FedEx Corp.	5,762	1,004,432

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	10,032	8,124,917
Alphabet, Inc., Class C†	12,728	9,985,625

		18,110,542

X-Ray Equipment — 1.0%
Hologic, Inc.†	140,742	5,068,119

Total Long-Term Investment Securities (cost $444,076,617)		485,092,460

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 0.15% due 11/01/2016 (cost $1,602,000)	$1,602,000	1,602,000

TOTAL INVESTMENTS (cost $445,678,617)(1)	99.9%	486,694,460
Other assets less liabilities	0.1	721,184

NET ASSETS	100.0%	$487,415,644

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,092,460	$—	$—	$485,092,460
Short-Term Investment Securities	—	1,602,000	—	1,602,000

Total Investments at Value	$485,092,460	$1,602,000	$—	$486,694,460

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.3%
Casino Services — 0.9%
Gaming and Leisure Properties, Inc.	102,300	$3,358,509

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	113,100	2,556,060

Real Estate Investment Trusts — 97.8%
Agree Realty Corp.	125,700	6,077,595
American Assets Trust, Inc.	93,800	3,724,798
American Homes 4 Rent, Class A	101,700	2,146,887
Apartment Investment & Management Co., Class A	111,800	4,927,026
Ashford Hospitality Prime, Inc.	53,095	688,111
AvalonBay Communities, Inc.	110,425	18,902,551
Boston Properties, Inc.	137,742	16,595,156
Brixmor Property Group, Inc.	256,700	6,525,314
Cedar Realty Trust, Inc.	492,508	3,334,279
CoreSite Realty Corp.	140,100	10,330,974
Corrections Corp. of America	69,700	1,007,165
DCT Industrial Trust, Inc.	286,898	13,412,481
DDR Corp.	245,840	3,758,894
Digital Realty Trust, Inc.	43,500	4,064,205
Douglas Emmett, Inc.	224,000	8,176,000
Empire State Realty Trust, Inc., Class A	280,400	5,487,428
Equinix, Inc.	33,000	11,790,240
Equity Commonwealth†	51,000	1,540,710
Equity LifeStyle Properties, Inc.	50,296	3,814,449
Equity Residential	87,354	5,394,110
Essex Property Trust, Inc.	41,213	8,823,291
Extra Space Storage, Inc.	205,129	15,005,186
FelCor Lodging Trust, Inc.	623,872	3,986,542
Forest City Realty Trust, Inc., Class A	323,591	6,986,330
General Growth Properties, Inc.	79,600	1,986,020
Healthcare Realty Trust, Inc.	349,400	11,142,366
Healthcare Trust of America, Inc., Class A	105,610	3,231,666
Highwoods Properties, Inc.	95,000	4,714,850
Host Hotels & Resorts, Inc.	377,187	5,838,855
Hudson Pacific Properties, Inc.	137,400	4,619,388
LaSalle Hotel Properties	134,100	3,184,875
Liberty Property Trust	287,000	11,603,410
Mack-Cali Realty Corp.	327,689	8,415,054
Monogram Residential Trust, Inc.	299,100	3,152,514
National Retail Properties, Inc.	245,400	11,195,148
New York REIT, Inc.	110,600	1,041,852
NorthStar Realty Finance Corp.	115,900	1,682,868
Outfront Media, Inc.	185,800	3,996,558
Pennsylvania Real Estate Investment Trust	174,400	3,402,544
Post Properties, Inc.	125,100	8,230,329
Prologis, Inc.	88,067	4,593,575
Public Storage	48,942	10,459,884
Ramco-Gershenson Properties Trust	162,571	2,818,981
Sabra Health Care REIT, Inc.	261,593	6,095,117
Simon Property Group, Inc.	175,169	32,574,427
SL Green Realty Corp.	10,567	1,037,891
STORE Capital Corp.	95,700	2,611,653
Sunstone Hotel Investors, Inc.	179,600	2,255,776
Taubman Centers, Inc.	91,174	6,606,468
Terreno Realty Corp.	151,480	3,953,628
UDR, Inc.	113,300	3,962,101
Urban Edge Properties	455,550	11,757,745
Ventas, Inc.	310,545	21,039,424
VEREIT, Inc.	1,429,153	13,434,038
Washington Prime Group, Inc.	105,800	1,109,842
Welltower, Inc.	113,864	7,803,100
WP Carey, Inc.	47,881	2,908,292

		388,959,961

Total Long-Term Investment Securities (cost $382,090,958)		394,874,530

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $3,034,000)	$3,034,000	3,034,000

TOTAL INVESTMENTS (cost $385,124,958)(1)	100.1%	397,908,530
Liabilities in excess of other assets	(0.1)	(232,523)

NET ASSETS	100.0%	$397,676,007

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$394,874,530	$—	$—	$394,874,530
Short-Term Investment Securities	—	3,034,000	—	3,034,000

Total Investments at Value	$394,874,530	$3,034,000	$—	$397,908,530

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.9%
Aerospace/Defense — 1.7%
Cubic Corp.	84,900	$3,625,230
Esterline Technologies Corp.†	48,500	3,562,325

		7,187,555

Aerospace/Defense-Equipment — 3.1%
AAR Corp.	409,500	13,173,615

Airlines — 1.1%
Spirit Airlines, Inc.†	98,900	4,740,277

Banks-Commercial — 8.6%
BNC Bancorp	180,800	4,501,920
Chemical Financial Corp.	255,700	10,982,315
Columbia Banking System, Inc.	193,600	6,392,672
First Horizon National Corp.	215,900	3,327,019
First of Long Island Corp.	23,100	738,045
German American Bancorp, Inc.	3,600	140,148
Lakeland Financial Corp.	169,350	6,238,854
Peoples Bancorp, Inc.	86,000	2,130,220
TrustCo Bank Corp. NY	133,956	937,692
Washington Trust Bancorp, Inc.	29,991	1,376,587

		36,765,472

Batteries/Battery Systems — 1.3%
EnerSys	83,500	5,438,355

Building & Construction Products-Misc. — 4.5%
Armstrong Flooring, Inc.†	144,081	2,332,671
Drew Industries, Inc.	57,600	5,158,080
Gibraltar Industries, Inc.†	115,900	4,508,510
Simpson Manufacturing Co., Inc.	173,310	7,417,668

		19,416,929

Building Products-Doors & Windows — 0.5%
Griffon Corp.	129,268	2,158,776

Building Products-Wood — 0.9%
Universal Forest Products, Inc.	46,582	4,005,586

Building-Heavy Construction — 1.5%
Granite Construction, Inc.	132,400	6,508,784

Building-Mobile Home/Manufactured Housing — 1.3%
Thor Industries, Inc.	52,640	4,174,879
Winnebago Industries, Inc.	50,400	1,423,800

		5,598,679

Building-Residential/Commercial — 0.9%
M/I Homes, Inc.†	171,700	3,693,267

Chemicals-Plastics — 1.3%
A. Schulman, Inc.	46,188	1,327,905
Landec Corp.†	306,000	4,054,500

		5,382,405

Chemicals-Specialty — 5.9%
H.B. Fuller Co.	111,800	4,703,426
Ingevity Corp.†	45,900	1,900,260
Minerals Technologies, Inc.	36,000	2,419,200
Sensient Technologies Corp.	160,400	11,951,404
Stepan Co.	19,800	1,406,394
Versum Materials, Inc.†	118,600	2,692,220

		25,072,904

Computers-Integrated Systems — 0.8%
NetScout Systems, Inc.†	127,700	3,505,365

Consulting Services — 0.8%
Huron Consulting Group, Inc.†	60,200	3,374,210

Containers-Metal/Glass — 2.6%
Gerresheimer AG	149,800	11,298,878

Disposable Medical Products — 1.9%
STERIS PLC	121,600	8,125,312

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	63,600	6,668,460

Electric-Integrated — 3.1%
IDACORP, Inc.	168,611	13,217,416

Electronic Components-Misc. — 0.2%
Gentex Corp.	41,400	700,074
Rogers Corp.†	500	27,215

		727,289

Electronic Design Automation — 1.4%
Mentor Graphics Corp.	202,100	5,840,690

Engineering/R&D Services — 1.7%
Argan, Inc.	12,000	682,200
EMCOR Group, Inc.	110,200	6,662,692

		7,344,892

Environmental Monitoring & Detection — 0.6%
MSA Safety, Inc.	48,223	2,811,401

Food-Flour & Grain — 0.2%
GrainCorp., Ltd., Class A	140,939	900,583

Food-Meat Products — 3.1%
Maple Leaf Foods, Inc.	582,700	13,271,815

Food-Misc./Diversified — 1.1%
AGT Food & Ingredients, Inc.	57,700	1,640,705
Dairy Crest Group PLC	388,746	2,902,535

		4,543,240

Gas-Distribution — 2.4%
Spire, Inc.	163,100	10,242,680

Gold Mining — 1.8%
Detour Gold Corp.†	243,300	4,638,173
OceanaGold Corp.	987,800	3,019,444

		7,657,617

Home Furnishings — 0.7%
Hooker Furniture Corp.	25,300	665,390
La-Z-Boy, Inc.	100,300	2,347,020

		3,012,410

Instruments-Controls — 0.3%
Watts Water Technologies, Inc., Class A	25,500	1,530,000

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	2,059,421

Insurance-Multi-line — 1.0%
Old Republic International Corp.	254,100	4,284,126

Insurance-Property/Casualty — 0.9%
Hanover Insurance Group, Inc.	50,800	3,870,452

Insurance-Reinsurance — 3.6%
Aspen Insurance Holdings, Ltd.	158,800	7,662,100

Endurance Specialty Holdings, Ltd.	35,559	3,269,650
Validus Holdings, Ltd.	91,558	4,678,614

		15,610,364

Machinery-Construction & Mining — 2.1%
Astec Industries, Inc.	160,700	8,896,352

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.	50,700	1,848,015
Regal Beloit Corp.	19,400	1,146,540

		2,994,555

Machinery-Farming — 0.7%
Lindsay Corp.	36,100	2,826,630

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	157,000	8,699,370

Metal Processors & Fabrication — 1.1%
Mueller Industries, Inc.	160,700	4,867,603

Miscellaneous Manufacturing — 0.5%
AptarGroup, Inc.	16,600	1,185,904
Hillenbrand, Inc.	36,400	1,104,740

		2,290,644

Oil Companies-Exploration & Production — 2.6%
Energen Corp.	102,600	5,143,338
Unit Corp.†	344,600	5,902,998

		11,046,336

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	26,000	564,200

Oil-Field Services — 3.0%
Helix Energy Solutions Group, Inc.†	273,000	2,380,560
Hunting PLC	784,921	4,837,345
Oil States International, Inc.†	196,900	5,759,325

		12,977,230

Real Estate Investment Trusts — 4.9%
Brandywine Realty Trust	338,200	5,242,100
LTC Properties, Inc.	266,500	13,354,315
Sunstone Hotel Investors, Inc.	176,200	2,213,072

		20,809,487

Recreational Vehicles — 1.9%
BRP, Inc.†	375,300	7,255,296
Brunswick Corp.	19,600	852,600

		8,107,896

Rental Auto/Equipment — 0.9%
McGrath RentCorp	133,310	4,012,631

Retail-Apparel/Shoe — 1.5%
Caleres, Inc.	123,500	3,088,735
Cato Corp., Class A	97,500	2,892,825
Genesco, Inc.†	4,700	252,860

		6,234,420

Retail-Leisure Products — 0.0%
West Marine, Inc.†	12,900	103,200

Retail-Restaurants — 0.8%
Brinker International, Inc.	74,200	3,653,608

Savings & Loans/Thrifts — 1.1%
EverBank Financial Corp.	235,300	4,543,643

Semiconductor Equipment — 3.0%
Cohu, Inc.	161,000	1,801,590
Kulicke & Soffa Industries, Inc.†	53,600	709,664
MKS Instruments, Inc.	147,200	7,426,240
Photronics, Inc.†	291,400	2,826,580

		12,764,074

Steel Pipe & Tube — 1.1%
Mueller Water Products, Inc., Class A	367,500	4,527,600

Telecom Services — 0.4%
ORBCOMM, Inc.†	183,700	1,640,441

Transport-Truck — 1.3%
Saia, Inc.†	156,419	5,576,337

Vitamins & Nutrition Products — 0.7%
Omega Protein Corp.†	129,400	2,885,620

Water — 0.3%
Connecticut Water Service, Inc.	23,500	1,223,645

Wire & Cable Products — 0.3%
Insteel Industries, Inc.	44,600	1,199,740

Total Common Stocks (cost $344,985,127)		401,484,487

U.S. CORPORATE BONDS & NOTES — 0.8%
Oil Companies-Exploration & Production — 0.8%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $3,428,410)	$3,675,000	3,381,000

Total Long-Term Investment Securities (cost $348,413,537)		404,865,487

SHORT-TERM INVESTMENT SECURITIES — 2.9%
U.S. Government Agencies — 2.9%
Federal Home Loan Bank Disc. Notes 0.15% due 11/01/2016 (cost $12,190,000)	12,190,000	12,190,000

REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $4,224,000 and collateralized by $4,035,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2019 and having an approximate value of $4,312,309 (cost $4,224,000)	4,224,000	4,224,000

TOTAL INVESTMENTS (cost $364,827,537)(1)	98.6%	421,279,487
Other assets less liabilities	1.4	6,060,445

NET ASSETS —	100.0%	$427,339,932

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$401,484,487	$—	$—	$401,484,487
U.S. Corporate Bonds & Notes	—	3,381,000	—	3,381,000
Short-Term Investment Securities	—	12,190,000	—	12,190,000
Repurchase Agreements	—	4,224,000	—	4,224,000

Total Investments at Value	$401,484,487	$19,795,000	$—	$421,279,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $17,036,806 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.9%
Aerospace/Defense-Equipment — 1.6%
Harris Corp.	36,500	$3,256,165
HEICO Corp., Class A	29,100	1,746,000

		5,002,165

Airlines — 1.2%
Southwest Airlines Co.	93,600	3,748,680

Apparel Manufacturers — 1.4%
Gildan Activewear, Inc.	115,794	2,972,432
VF Corp.	29,200	1,582,932

		4,555,364

Applications Software — 1.8%
ServiceNow, Inc.†	52,200	4,588,902
Tableau Software, Inc., Class A†	23,200	1,114,760

		5,703,662

Auto-Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†	7,300	1,443,429

Auto/Truck Parts & Equipment-Original — 1.2%
Mobileye NV†	33,800	1,256,684
WABCO Holdings, Inc.†	27,900	2,747,034

		4,003,718

Banks-Commercial — 2.6%
East West Bancorp, Inc.	87,400	3,453,174
Signature Bank†	40,300	4,858,568

		8,311,742

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	12,100	1,746,514

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.	79,900	4,364,937

Building Products-Air & Heating — 1.7%
Lennox International, Inc.	37,700	5,500,053

Building Products-Cement — 2.3%
Eagle Materials, Inc.	40,100	3,246,897
Vulcan Materials Co.	36,400	4,120,480

		7,367,377

Building-Residential/Commercial — 0.5%
Lennar Corp., Class A	39,200	1,634,248

Commercial Services — 2.0%
Aramark	99,100	3,689,493
CoStar Group, Inc.†	14,600	2,731,952

		6,421,445

Commercial Services-Finance — 5.9%
Equifax, Inc.	34,800	4,314,156
Global Payments, Inc.	35,300	2,559,956
S&P Global, Inc.	45,800	5,580,730
Sabre Corp.	400	10,332
Vantiv, Inc., Class A†	107,100	6,250,356

		18,715,530

Computer Software — 1.1%
Splunk, Inc.†	57,300	3,448,887

Consulting Services — 1.3%
Gartner, Inc.†	46,600	4,009,464

Cosmetics & Toiletries — 0.6%
Coty, Inc., Class A	88,700	2,039,213

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	68,441	2,660,302

Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	63,721	3,668,418

Distribution/Wholesale — 3.3%
HD Supply Holdings, Inc.†	122,600	4,045,800
LKQ Corp.†	121,900	3,934,932
Watsco, Inc.	18,700	2,567,323

		10,548,055

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	29,000	3,040,650

E-Commerce/Products — 0.4%
Wayfair, Inc., Class A†	40,300	1,343,199

Electronic Components-Misc. — 1.2%
Corning, Inc.	162,900	3,699,459

Electronic Components-Semiconductors — 3.2%
Broadcom, Ltd.	14,700	2,503,116
Cavium, Inc.†	44,500	2,512,025
NVIDIA Corp.	73,500	5,230,260

		10,245,401

Electronic Connectors — 2.1%
Amphenol Corp., Class A	102,600	6,764,418

Enterprise Software/Service — 3.3%
Atlassian Corp. PLC, Class A†	66,900	1,796,934
Guidewire Software, Inc.†	41,200	2,366,940
Inovalon Holdings, Inc., Class A†	92,679	1,260,434
Veeva Systems, Inc., Class A†	66,100	2,567,985
Workday, Inc., Class A†	29,000	2,513,720

		10,506,013

Entertainment Software — 3.1%
Electronic Arts, Inc.†	103,600	8,134,672
Take-Two Interactive Software, Inc.†	37,200	1,651,308

		9,785,980

Finance-Investment Banker/Broker — 2.1%
Lazard, Ltd., Class A	64,015	2,333,987
TD Ameritrade Holding Corp.	126,300	4,320,723

		6,654,710

Finance-Other Services — 1.0%
Nasdaq, Inc.	47,800	3,057,766

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	59,900	4,243,915

Food-Misc./Diversified — 0.0%
Snyder’s-Lance, Inc.	1,795	63,848

Food-Retail — 0.6%
Sprouts Farmers Market, Inc.†	82,000	1,816,300

Hotels/Motels — 1.9%
Hilton Worldwide Holdings, Inc.	274,400	6,201,440

Internet Content-Entertainment — 0.6%
Netflix, Inc.†	14,250	1,779,397

Investment Companies — 0.8%
Oaktree Capital Group LLC	65,600	2,728,960

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	31,100	4,125,726

Lighting Products & Systems — 1.8%
Acuity Brands, Inc.	25,100	5,611,607

Machinery-General Industrial — 1.3%
Middleby Corp.†	37,100	4,159,281

Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	18,000	1,713,960
Intuitive Surgical, Inc.†	3,100	2,083,448

		3,797,408

Medical-Biomedical/Gene — 4.5%
BioMarin Pharmaceutical, Inc.†	43,600	3,510,672
Illumina, Inc.†	32,820	4,468,115
Incyte Corp.†	12,200	1,061,034
Intercept Pharmaceuticals, Inc.†	15,800	1,955,092
Kite Pharma, Inc.†	37,100	1,643,159
Vertex Pharmaceuticals, Inc.†	23,043	1,748,042

		14,386,114

Medical-Drugs — 2.1%
ACADIA Pharmaceuticals, Inc.†	34,800	811,188
Horizon Pharma PLC†	89,000	1,488,080
Jazz Pharmaceuticals PLC†	21,446	2,347,694
Patheon NV†	82,900	2,104,831

		6,751,793

Medical-HMO — 2.1%
Centene Corp.†	52,500	3,280,200
Humana, Inc.	19,920	3,416,878

		6,697,078

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	101,000	3,631,960

Medical-Wholesale Drug Distribution — 0.7%
Premier, Inc., Class A†	72,500	2,308,400

Networking Products — 2.0%
Arista Networks, Inc.†	29,900	2,534,025
Palo Alto Networks, Inc.†	24,700	3,799,601

		6,333,626

Non-Hazardous Waste Disposal — 2.6%
Waste Connections, Inc.	110,100	8,280,621

Oil Companies-Exploration & Production — 2.4%
Concho Resources, Inc.†	43,600	5,534,584
Range Resources Corp.	61,100	2,064,569

		7,599,153

Physicians Practice Management — 1.0%
Envision Healthcare Holdings, Inc.†	163,300	3,230,074

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	145,100	3,737,776

Retail-Apparel/Shoe — 1.8%
Ross Stores, Inc.	92,900	5,809,966

Retail-Auto Parts — 1.8%
O’Reilly Automotive, Inc.†	21,800	5,764,792

Retail-Convenience Store — 1.0%
Casey’s General Stores, Inc.	28,600	3,231,514

Retail-Discount — 1.9%
Dollar General Corp.	86,000	5,941,740

Retail-Misc./Diversified — 0.7%
Sally Beauty Holdings, Inc.†	81,300	2,108,922

Retail-Perfume & Cosmetics — 1.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	15,400	3,747,436

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV†	32,200	3,220,000

Semiconductor Equipment — 2.1%
Applied Materials, Inc.	109,700	3,190,076
Lam Research Corp.	36,600	3,545,076

		6,735,152

Textile-Home Furnishings — 2.5%
Mohawk Industries, Inc.†	43,100	7,943,330

Tools-Hand Held — 1.2%
Stanley Black & Decker, Inc.	33,200	3,779,488

Transport-Truck — 0.9%
Old Dominion Freight Line, Inc.†	38,500	2,875,180

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	118,700	4,248,273

Total Long-Term Investment Securities (cost $303,886,430)		312,881,069

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $6,890,002, and collateralized by $6,870,000 of United States Treasury Notes, bearing interest at 1.63%, due 12/31/2019 and having an approximate value of $7,030,758 (cost $6,890,000)	$6,890,000	6,890,000

TOTAL INVESTMENTS (cost $310,776,430)(1)	100.1%	319,771,069
Liabilities in excess of other assets	(0.1)	(183,748)

NET ASSETS	100.0%	$319,587,321

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$312,881,069	$—	$—	$312,881,069
Repurchase Agreements	—	6,890,000	—	6,890,000

Total Investments at Value*	$312,881,069	$6,890,000	$—	$319,771,069

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Aerospace/Defense-Equipment — 2.3%
Harris Corp.	12,587	$1,122,886
Orbital ATK, Inc.	12,587	935,970

		2,058,856

Airlines — 1.6%
Spirit Airlines, Inc.†	29,736	1,425,246

Apparel Manufacturers — 0.7%
Columbia Sportswear Co.	11,278	638,786

Applications Software — 3.6%
HubSpot, Inc.†	15,247	799,705
PTC, Inc.†	21,220	1,006,677
ServiceNow, Inc.†	15,136	1,330,606

		3,136,988

Auction Houses/Art Dealers — 2.0%
KAR Auction Services, Inc.	40,689	1,732,538

Beverages-Wine/Spirits — 1.4%
Constellation Brands, Inc., Class A	7,346	1,227,664

Building Products-Cement — 1.3%
Vulcan Materials Co.	9,850	1,115,020

Building Products-Doors & Windows — 1.2%
Masonite International Corp.†	19,434	1,105,795

Building-Mobile Home/Manufactured Housing — 1.3%
Thor Industries, Inc.	14,100	1,118,271

Commercial Services — 3.7%
Aramark	43,031	1,602,044
CoStar Group, Inc.†	8,685	1,625,137

		3,227,181

Commercial Services-Finance — 7.5%
Euronet Worldwide, Inc.†	17,151	1,364,362
LendingTree, Inc.†	9,217	735,977
Total System Services, Inc.	25,520	1,272,938
TransUnion†	42,496	1,327,575
WEX, Inc.†	17,347	1,892,558

		6,593,410

Computer Data Security — 0.4%
SecureWorks Corp., Class A†	27,829	328,104

Computer Services — 1.6%
EPAM Systems, Inc.†	22,559	1,452,123

Consulting Services — 0.5%
Gartner, Inc.†	4,954	426,242

Containers-Paper/Plastic — 1.6%
Berry Plastics Group, Inc.†	31,900	1,395,625

Data Processing/Management — 1.3%
Acxiom Corp.†	47,420	1,117,215

Diagnostic Equipment — 1.2%
VWR Corp.†	39,535	1,087,608

Disposable Medical Products — 0.5%
ICU Medical, Inc.†	3,080	429,044

Distribution/Wholesale — 3.1%
HD Supply Holdings, Inc.†	48,950	1,615,350
Pool Corp.	11,883	1,100,128

		2,715,478

Diversified Manufacturing Operations — 2.7%
A.O. Smith Corp.	27,276	1,232,057
Carlisle Cos., Inc.	11,360	1,191,096

		2,423,153

Drug Delivery Systems — 1.3%
DexCom, Inc.†	14,350	1,122,744

E-Commerce/Services — 1.2%
MercadoLibre, Inc.	6,240	1,048,382

Electric Products-Misc. — 1.4%
Littelfuse, Inc.	9,053	1,262,894

Electronic Measurement Instruments — 1.2%
FLIR Systems, Inc.	32,438	1,067,859

Electronic Security Devices — 2.0%
Allegion PLC	28,142	1,796,585

Enterprise Software/Service — 3.9%
Guidewire Software, Inc.†	24,014	1,379,604
Tyler Technologies, Inc.†	9,342	1,498,457
Veeva Systems, Inc., Class A†	13,471	523,348

		3,401,409

Entertainment Software — 1.8%
Take-Two Interactive Software, Inc.†	35,199	1,562,484

Finance-Investment Banker/Broker — 2.2%
Evercore Partners, Inc., Class A	21,126	1,135,523
Raymond James Financial, Inc.	13,275	798,093

		1,933,616

Finance-Mortgage Loan/Banker — 1.7%
Ellie Mae, Inc.†	13,847	1,466,259

Finance-Other Services — 1.5%
SEI Investments Co.	30,426	1,348,785

Food-Canned — 1.5%
TreeHouse Foods, Inc.†	15,190	1,328,821

Health Care Cost Containment — 1.1%
HealthEquity, Inc.†	28,766	955,894

Industrial Automated/Robotic — 1.0%
Cognex Corp.	16,965	875,394

Lighting Products & Systems — 1.8%
Acuity Brands, Inc.	3,861	863,204
Universal Display Corp.†	14,320	740,344

		1,603,548

Medical Instruments — 1.6%
Integra LifeSciences Holdings Corp.†	18,261	1,451,932

Medical Products — 1.0%
Cantel Medical Corp.	12,340	878,978

Medical-Biomedical/Gene — 3.8%
Bluebird Bio, Inc.†	7,141	340,983
Cambrex Corp.†	30,117	1,213,715
Ligand Pharmaceuticals, Inc.†	9,858	943,706
Medicines Co.†	15,190	500,510
Prothena Corp. PLC†	6,502	310,926

		3,309,840

Medical-Drugs — 0.2%
Ophthotech Corp.†	4,910	175,876

Medical-Hospitals — 1.2%
Surgical Care Affiliates, Inc.†	25,118	1,074,799

Medical-Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	21,489	929,614

Miscellaneous Manufacturing — 1.7%
John Bean Technologies Corp.	18,827	1,503,336

Non-Hazardous Waste Disposal — 2.5%
Waste Connections, Inc.	29,161	2,193,199

Oil Companies-Exploration & Production — 0.9%
Diamondback Energy, Inc.†	8,942	816,315

Physicians Practice Management — 1.0%
Healthways, Inc.†	36,320	900,736

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	38,690	996,654

Resorts/Theme Parks — 3.4%
Six Flags Entertainment Corp.	26,840	1,493,646
Vail Resorts, Inc.	9,212	1,468,761

		2,962,407

Retail-Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	17,485	1,310,326

Retail-Restaurants — 1.6%
Dave & Buster’s Entertainment, Inc.†	21,885	904,945
Wingstop, Inc.	17,588	470,655

		1,375,600

Schools — 1.9%
Bright Horizons Family Solutions, Inc.†	24,591	1,645,384

Telecom Equipment-Fiber Optics — 1.1%
Finisar Corp.†	34,602	947,403

Telephone-Integrated — 2.7%
Zayo Group Holdings, Inc.†	75,285	2,422,671

Theaters — 1.8%
Cinemark Holdings, Inc.	38,864	1,546,787

Transport-Rail — 1.4%
Kansas City Southern	14,323	1,256,986

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	8,533	696,378

Veterinary Diagnostics — 1.6%
VCA, Inc.†	22,618	1,390,102

Water Treatment Systems — 0.2%
Energy Recovery, Inc.†	14,090	172,039

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	26,770	752,237

Web Portals/ISP — 1.1%
Yandex NV, Class A†	50,870	1,001,630

Total Long-Term Investment Securities (cost $75,397,366)		87,240,250

REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $540,000 collateralized by $505,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $552,805 (cost $540,000)	$540,000	540,000

TOTAL INVESTMENTS (cost $75,937,366) (1)	99.7%	87,780,250
Other assets less liabilities	0.3	299,844

NET ASSETS	100.0%	$88,080,094

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,240,250	$—	$—	$87,240,250
Repurchase Agreements	—	540,000	—	540,000

Total Investments at Value	$87,240,250	$540,000	$—	$87,780,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.2%
Airlines — 0.6%
Spirit Airlines, Inc.†	34,030	$1,631,058

Applications Software — 2.1%
HubSpot, Inc.†	33,073	1,734,679
Paycom Software, Inc.†	68,504	3,543,712

		5,278,391

Audio/Video Products — 0.6%
Harman International Industries, Inc.	18,198	1,450,563

Banks-Commercial — 1.4%
East West Bancorp, Inc.	55,884	2,207,977
Signature Bank†	11,119	1,340,507

		3,548,484

Building & Construction Products-Misc. — 1.7%
Owens Corning	39,291	1,916,615
Summit Materials, Inc., Class A†	121,936	2,285,081

		4,201,696

Building & Construction-Misc. — 0.5%
TopBuild Corp.†	41,508	1,250,636

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	8,804	1,284,416

Building Products-Cement — 0.8%
Headwaters, Inc.†	120,002	1,968,033

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	41,121	2,339,785

Chemicals-Plastics — 0.5%
PolyOne Corp.	46,084	1,347,035

Chemicals-Specialty — 0.8%
Methanex Corp.	53,863	1,957,920

Commercial Services — 1.3%
CoStar Group, Inc.†	17,855	3,341,028

Commercial Services-Finance — 3.0%
Euronet Worldwide, Inc.†	42,650	3,392,807
MarketAxess Holdings, Inc.	27,771	4,186,756

		7,579,563

Communications Software — 0.8%
BroadSoft, Inc.†	45,682	1,898,087

Computer Aided Design — 1.0%
Cadence Design Systems, Inc.†	102,076	2,611,104

Computer Services — 3.3%
DST Systems, Inc.	18,440	1,773,190
EPAM Systems, Inc.†	49,568	3,190,692
ExlService Holdings, Inc.†	29,413	1,295,054
WNS Holdings, Ltd. ADR†	76,669	2,108,398

		8,367,334

Computer Software — 2.8%
InterXion Holding NV†	110,771	4,124,004
SS&C Technologies Holdings, Inc.	93,822	2,995,737

		7,119,741

Consulting Services — 0.5%
CEB, Inc.	24,069	1,170,957

Consumer Products-Misc. — 1.1%
Helen of Troy, Ltd.†	33,310	2,714,765

Containers-Paper/Plastic — 1.2%
Berry Plastics Group, Inc.†	66,938	2,928,538

Data Processing/Management — 0.5%
Fair Isaac Corp.	10,520	1,269,554

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	29,791	2,559,643

Diagnostic Equipment — 1.3%
VWR Corp.†	119,443	3,285,877

Distribution/Wholesale — 3.3%
Core-Mark Holding Co., Inc.	67,051	2,370,253
G-III Apparel Group, Ltd.†	23,137	604,338
Pool Corp.	39,729	3,678,111
WESCO International, Inc.†	29,781	1,614,130

		8,266,832

Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	27,886	1,259,611
Carlisle Cos., Inc.	12,555	1,316,392
EnPro Industries, Inc.	43,378	2,347,617

		4,923,620

Drug Delivery Systems — 1.1%
DexCom, Inc.†	35,882	2,807,408

Electronic Components-Semiconductors — 4.0%
MACOM Technology Solutions Holdings, Inc.†	96,018	3,529,622
Microsemi Corp.†	67,998	2,864,756
Qorvo, Inc.†	24,357	1,355,467
Silicon Laboratories, Inc.†	41,032	2,459,868

		10,209,713

Electronic Security Devices — 0.5%
Allegion PLC	19,804	1,264,287

Enterprise Software/Service — 4.2%
Evolent Health, Inc. Class A†	65,723	1,383,469
Guidewire Software, Inc.†	63,627	3,655,371
Manhattan Associates, Inc.†	11,564	585,601
Tyler Technologies, Inc.†	18,480	2,964,192
Ultimate Software Group, Inc.†	9,852	2,078,674

		10,667,307

Entertainment Software — 1.0%
Take-Two Interactive Software, Inc.†	54,254	2,408,335

Finance-Investment Banker/Broker — 1.2%
E*TRADE Financial Corp.†	108,890	3,066,342

Finance-Other Services — 1.1%
CBOE Holdings, Inc.	42,353	2,677,133

Financial Guarantee Insurance — 0.9%
MGIC Investment Corp.†	289,909	2,365,657

Food-Misc./Diversified — 1.6%
B&G Foods, Inc.	31,371	1,330,131
Pinnacle Foods, Inc.	52,139	2,680,987

		4,011,118

Health Care Cost Containment — 1.1%
HealthEquity, Inc.†	81,016	2,692,162

Home Decoration Products — 0.4%
Newell Brands, Inc.	22,343	1,072,911

Home Furnishings — 0.5%
American Woodmark Corp.†	17,472	1,305,158

Human Resources — 2.3%
Team Health Holdings, Inc.†	93,001	3,985,093
TrueBlue, Inc.†	109,805	1,921,587

		5,906,680

Industrial Automated/Robotic — 0.6%
Cognex Corp.	27,003	1,393,355

Instruments-Controls — 0.9%
Woodward, Inc.	39,490	2,329,120

Insurance-Property/Casualty — 0.8%
Selective Insurance Group, Inc.	53,412	1,973,573

Lasers-System/Components — 1.0%
Coherent, Inc.†	23,910	2,489,509

Medical Instruments — 1.7%
Bio-Techne Corp.	24,262	2,523,005
Integra LifeSciences Holdings Corp.†	23,508	1,869,121

		4,392,126

Medical Products — 2.4%
Penumbra, Inc.†	29,198	1,925,608
Wright Medical Group NV†	194,641	4,264,584

		6,190,192

Medical-Biomedical/Gene — 1.4%
Retrophin, Inc.†	82,753	1,559,894
Sage Therapeutics, Inc.†	44,024	1,916,805

		3,476,699

Medical-Drugs — 3.2%
Eagle Pharmaceuticals, Inc.†	35,533	1,985,584
Pacira Pharmaceuticals, Inc.†	45,896	1,459,493
Patheon NV†	72,928	1,851,642
TESARO, Inc.†	24,058	2,908,131

		8,204,850

Medical-Generic Drugs — 1.7%
Impax Laboratories, Inc.†	123,723	2,486,832
Teligent, Inc.†	276,849	1,802,287

		4,289,119

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	56,242	2,022,462

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	63,897	2,034,481

Motion Pictures & Services — 0.5%
Lions Gate Entertainment Corp.	57,215	1,164,897

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	126,368	1,687,013

Oil Companies-Exploration & Production — 3.5%
Callon Petroleum Co.†	236,183	3,068,017
Centennial Resource Development, Inc., Class A†	123,498	1,833,945
Diamondback Energy, Inc.†	29,841	2,724,185
Gulfport Energy Corp.†	54,328	1,309,848

		8,935,995

Real Estate Investment Trusts — 2.6%
CoreSite Realty Corp.	45,096	3,325,379
CubeSmart	77,320	2,015,732
Physicians Realty Trust	66,426	1,313,242

		6,654,353

Recreational Vehicles — 0.8%
Brunswick Corp.	44,548	1,937,838

Research & Development — 2.4%
INC Research Holdings, Inc., Class A†	69,494	3,175,876
PAREXEL International Corp.†	51,682	3,010,993

		6,186,869

Resort/Theme Parks — 1.4%
Vail Resorts, Inc.	21,773	3,471,487

Respiratory Products — 1.2%
Inogen, Inc.†	58,139	3,120,320

Retail-Apparel/Shoe — 1.6%
American Eagle Outfitters, Inc.	82,048	1,398,098
Burlington Stores, Inc.†	34,380	2,576,437

		3,974,535

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	50,620	1,902,300

Retail-Restaurants — 1.5%
Jack in the Box, Inc.	13,881	1,301,066
Texas Roadhouse, Inc.	32,380	1,312,037
Wingstop, Inc.	48,172	1,289,083

		3,902,186

Schools — 0.8%
Bright Horizons Family Solutions, Inc.†	31,894	2,134,028

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	26,482	1,429,498

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	37,960	1,915,082

Storage/Warehousing — 0.8%
Mobile Mini, Inc.	74,764	1,895,267

Telecom Equipment-Fiber Optics — 0.9%
Ciena Corp.†	123,037	2,384,457

Telecommunication Equipment — 0.9%
ARRIS International PLC†	79,157	2,198,981

Theaters — 1.6%
Cinemark Holdings, Inc.	101,361	4,034,168

Therapeutics — 1.4%
Neurocrine Biosciences, Inc.†	79,140	3,463,958

Transport-Marine — 0.2%
Kirby Corp.†	9,849	580,599

Veterinary Diagnostics — 1.1%
VCA, Inc.†	46,658	2,867,601

Web Hosting/Design — 0.5%
Q2 Holdings, Inc.†	47,465	1,333,767

Total Long-Term Investment Securities (cost $232,051,823)		240,719,556

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Time Deposits — 5.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $14,049,000)	$14,049,000	14,049,000

TOTAL INVESTMENTS (cost $246,100,823)(1)	100.8%	254,768,556
Liabilities in excess of other assets	(0.8)	(1,927,230)

NET ASSETS	100.0%	$252,841,326

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,719,556	$—	$—	$240,719,556
Short-Term Investment Securities	—	14,049,000	—	14,049,000

Total Investments at Value	$240,719,556	$14,049,000	$—	$254,768,556

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.5%
Applications Software — 8.1%
Microsoft Corp.	233,090	$13,966,753
salesforce.com, Inc.†	73,198	5,501,562

		19,468,315

Athletic Footwear — 3.7%
NIKE, Inc., Class B	179,374	9,000,987

Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	9,200	1,819,116

Building Products-Cement — 2.7%
Vulcan Materials Co.	56,981	6,450,249

Commercial Services — 3.0%
CoStar Group, Inc.†	26,734	5,002,466
Nielsen Holdings PLC	49,169	2,213,588

		7,216,054

Commercial Services-Finance — 4.0%
PayPal Holdings, Inc.†	76,304	3,178,825
S&P Global, Inc.	52,430	6,388,595

		9,567,420

Computers — 2.3%
Apple, Inc.	48,774	5,537,800

Containers-Paper/Plastic — 2.1%
Sealed Air Corp.	109,833	5,011,680

Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd.†	76,556	2,975,732

Diversified Manufacturing Operations — 4.1%
General Electric Co.	342,072	9,954,295

Drug Delivery Systems — 0.8%
DexCom, Inc.†	24,165	1,890,670

E-Commerce/Products — 4.9%
Amazon.com, Inc.†	14,788	11,679,858

E-Commerce/Services — 2.7%
Ctrip.com International, Ltd. ADR†	60,200	2,657,830
Priceline Group, Inc.†	2,600	3,832,998

		6,490,828

Electronic Forms — 3.6%
Adobe Systems, Inc.†	80,901	8,697,667

Enterprise Software/Service — 1.6%
Workday, Inc., Class A†	44,805	3,883,697

Entertainment Software — 2.7%
Activision Blizzard, Inc.	149,869	6,469,845

Finance-Credit Card — 4.3%
MasterCard, Inc., Class A	96,897	10,369,917

Finance-Investment Banker/Broker — 2.8%
Charles Schwab Corp.	209,319	6,635,412

Finance-Other Services — 3.4%
Intercontinental Exchange, Inc.	30,600	8,273,934

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	56,600	7,414,034
Netflix, Inc.†	21,394	2,671,469

		10,085,503

Medical Instruments — 3.0%
Boston Scientific Corp.†	323,800	7,123,600

Medical Labs & Testing Services — 2.3%
Quintiles IMS Holdings, Inc.†	76,517	5,489,330

Medical-Biomedical/Gene — 5.1%
Celgene Corp.†	92,500	9,451,650
Regeneron Pharmaceuticals, Inc.†	8,501	2,933,015

		12,384,665

Medical-Drugs — 6.7%
Bristol-Myers Squibb Co.	109,125	5,555,554
Zoetis, Inc.	220,231	10,527,042

		16,082,596

Real Estate Investment Trusts — 2.6%
Crown Castle International Corp.	68,469	6,229,994

Retail-Building Products — 1.9%
Lowe’s Cos., Inc.	69,616	4,639,906

Retail-Discount — 2.2%
Costco Wholesale Corp.	36,358	5,376,257

Retail-Restaurants — 1.6%
Starbucks Corp.	74,800	3,969,636

Semiconductor Components-Integrated Circuits — 2.0%
NXP Semiconductors NV†	49,051	4,905,100

Transport-Rail — 1.1%
CSX Corp.	83,912	2,560,155

Web Portals/ISP — 6.0%
Alphabet, Inc., Class C†	18,415	14,447,304

Total Long-Term Investment Securities (cost $217,613,614)		234,687,522

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Commercial Paper — 2.7%
BNP Paribas SA NY 0.29% due 11/01/2016 (cost $6,500,000)	$6,500,000	6,500,000

TOTAL INVESTMENTS (cost $224,113,614)(1)	100.2%	241,187,522
Liabilities in excess of other assets	(0.2)	(480,710)

NET ASSETS	100.0%	$240,706,812

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$234,687,522	$—	$—	$234,687,522
Short-Term Investment Securities	—	6,500,000	—	6,500,000

Total Investments at Value	$234,687,522	$6,500,000	$—	$241,187,522

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.1%
Advertising Services — 0.4%
Publicis Groupe SA	2,900	$198,967

Applications Software — 3.3%
Microsoft Corp.	4,600	275,632
Nuance Communications, Inc.†	55,479	777,816
salesforce.com, Inc.†	7,883	592,486
Tableau Software, Inc., Class A†	4,668	224,297

		1,870,231

Broadcast Services/Program — 2.5%
TiVo Corp.†	70,800	1,405,380

Commercial Services-Finance — 2.3%
CPI Card Group, Inc.	40,115	220,633
Euronet Worldwide, Inc.†	2,391	190,204
Total System Services, Inc.	2,300	114,724
Travelport Worldwide, Ltd.	52,208	737,177

		1,262,738

Computer Aided Design — 3.8%
Synopsys, Inc.†	35,876	2,127,806

Computer Data Security — 2.7%
Check Point Software Technologies, Ltd.†	6,634	560,971
Fortinet, Inc.†	29,800	955,388

		1,516,359

Computer Graphics — 0.7%
CyberArk Software, Ltd.†	8,232	384,846

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A†	3,600	184,860
Hewlett Packard Enterprise Co.	42,200	948,234

		1,133,094

Computer Software — 0.4%
Splunk, Inc.†	3,800	228,722

Computers — 5.0%
Apple, Inc.	24,678	2,801,940

Computers-Memory Devices — 2.5%
Brocade Communications Systems, Inc.	22,400	237,440
Western Digital Corp.	19,700	1,151,268

		1,388,708

Computers-Periphery Equipment — 1.6%
Electronics For Imaging, Inc.†	19,400	825,082
Kornit Digital, Ltd.†	5,197	53,529

		878,611

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	5,000	369,600

E-Commerce/Products — 0.8%
eBay, Inc.†	15,600	444,756

E-Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR†	4,600	203,090
Priceline Group, Inc.†	300	442,269

		645,359

Electric Products-Misc. — 0.2%
Mabuchi Motor Co., Ltd.	1,800	104,873

Electronic Components-Semiconductors — 26.4%
Broadcom, Ltd.	22,563	3,842,028
Cavium, Inc.†	22,911	1,293,326
Lattice Semiconductor Corp.†	115,722	702,433
Mellanox Technologies, Ltd.†	22,300	967,820
Microsemi Corp.†	16,845	709,680
ON Semiconductor Corp.†	85,500	997,785
Qorvo, Inc.†	45,520	2,533,188
Skyworks Solutions, Inc.	21,126	1,625,434
Synaptics, Inc.†	27,986	1,458,630
Tower Semiconductor, Ltd.†	37,119	577,200

		14,707,524

Electronic Design Automation — 0.2%
Mentor Graphics Corp.	4,800	138,720

Electronic Measurement Instruments — 1.0%
Fitbit, Inc., Class A†	13,000	172,380
Orbotech, Ltd.†	13,200	361,680

		534,060

Enterprise Software/Service — 1.0%
Oracle Corp.	14,700	564,774

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,243	53,660

Finance-Credit Card — 2.8%
Visa, Inc., Class A	18,900	1,559,439

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	7,900	1,034,821

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	3,999	552,702

Networking Products — 4.7%
Arista Networks, Inc.†	10,195	864,026
Cisco Systems, Inc.	30,900	948,012
Palo Alto Networks, Inc.†	5,400	830,682

		2,642,720

Power Converter/Supply Equipment — 0.5%
Advanced Energy Industries, Inc.†	5,896	281,239

Security Services — 1.7%
LifeLock, Inc.†	57,885	931,949

Semiconductor Components-Integrated Circuits — 5.7%
Integrated Device Technology, Inc.†	17,700	366,567
Maxim Integrated Products, Inc.	42,880	1,699,335
NXP Semiconductors NV†	6,992	699,200
QUALCOMM, Inc.	6,000	412,320

		3,177,422

Semiconductor Equipment — 14.5%
Applied Materials, Inc.	12,700	369,316
KLA-Tencor Corp.	11,900	893,809
Lam Research Corp.	47,224	4,574,116
Teradyne, Inc.	96,975	2,258,548

		8,095,789

Telecom Equipment-Fiber Optics — 0.1%
Finisar Corp.†	3,100	84,878

Telecommunication Equipment — 1.4%
ARRIS International PLC†	21,000	583,380
CommScope Holding Co., Inc.†	6,697	204,593

		787,973

Web Portals/ISP — 5.0%
Alphabet, Inc., Class A†	1,600	1,295,840
Alphabet, Inc., Class C†	1,903	1,492,980

		2,788,820

Total Long-Term Investment Securities (cost $45,776,058)		54,698,480

REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $758,000 and collateralized by $710,000 of United States Treasury Notes, bearing interest at 3.13%, due 05/15/2021 and having an approximate value of $777,211. (cost $758,000)	$758,000	758,000

TOTAL INVESTMENTS (cost $46,534,058)(1)	99.5%	55,456,480
Other assets less liabilities	0.5	278,116

NET ASSETS	100.0%	$55,734,596

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR – American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$54,698,480	$—	$—	$54,698,480
Repurchase Agreements	—	758,000	—	758,000

Total Investments at Value	$54,698,480	$758,000	$—	$55,456,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.0%
Aerospace/Defense — 1.0%
Esterline Technologies Corp.†	81,240	$5,967,078

Aerospace/Defense-Equipment — 1.5%
B/E Aerospace, Inc.	149,340	8,888,717

Airlines — 1.3%
SkyWest, Inc.	251,530	7,583,629

Applications Software — 1.3%
Verint Systems, Inc.†	209,320	7,535,520

Auction Houses/Art Dealers — 0.9%
Sotheby’s	149,470	5,362,984

Auto/Truck Parts & Equipment-Original — 3.5%
Dana, Inc.	475,540	7,361,359
Lear Corp.	53,870	6,614,159
Tenneco, Inc.†	123,690	6,811,608

		20,787,126

Banks-Commercial — 6.6%
Associated Banc-Corp.	315,560	6,405,868
Fulton Financial Corp.	389,720	5,806,828
Synovus Financial Corp.	161,390	5,337,167
Texas Capital Bancshares, Inc.†	83,350	4,942,655
Webster Financial Corp.	171,907	6,945,043
Zions Bancorporation	279,850	9,013,969

		38,451,530

Banks-Super Regional — 2.8%
Comerica, Inc.	148,110	7,715,050
Huntington Bancshares, Inc.	830,170	8,799,802

		16,514,852

Batteries/Battery Systems — 1.2%
EnerSys	104,990	6,837,999

Building-Heavy Construction — 0.9%
Tutor Perini Corp.†	272,280	5,186,934

Building-Maintenance & Services — 1.0%
ABM Industries, Inc.	154,900	6,053,492

Building-Residential/Commercial — 2.1%
CalAtlantic Group, Inc.	236,570	7,645,942
PulteGroup, Inc.	256,070	4,762,902

		12,408,844

Chemicals-Diversified — 0.8%
Huntsman Corp.	278,170	4,714,982

Chemicals-Specialty — 0.6%
Ingevity Corp.†	89,370	3,699,918

Circuit Boards — 0.8%
TTM Technologies, Inc.†	354,088	4,656,257

Commercial Services — 1.5%
Quanta Services, Inc.†	298,850	8,591,937

Computer Services — 2.4%
Amdocs, Ltd.	142,310	8,318,019
Genpact, Ltd.†	252,400	5,802,676

		14,120,695

Computers-Integrated Systems — 1.4%
NCR Corp.†	225,920	7,918,496

Consulting Services — 1.4%
Booz Allen Hamilton Holding Corp.	277,880	8,467,004

Containers-Paper/Plastic — 1.3%
Graphic Packaging Holding Co.	590,630	7,382,875

Distribution/Wholesale — 1.4%
Anixter International, Inc.†	128,020	8,417,315

Diversified Manufacturing Operations — 0.8%
ITT, Inc.	129,540	4,562,399

E-Services/Consulting — 1.4%
CDW Corp.	184,940	8,305,655

Electric-Integrated — 2.4%
PNM Resources, Inc.	234,250	7,695,112
Portland General Electric Co.	146,570	6,396,315

		14,091,427

Electronic Components-Misc. — 1.2%
Vishay Intertechnology, Inc.	499,700	7,045,770

Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	511,670	3,699,374
Qorvo, Inc.†	148,480	8,262,912

		11,962,286

Electronic Measurement Instruments — 1.2%
Keysight Technologies, Inc.†	206,210	6,763,688

Engineering/R&D Services — 1.9%
AECOM†	238,638	6,646,068
EMCOR Group, Inc.	78,830	4,766,062

		11,412,130

Finance-Consumer Loans — 0.9%
OneMain Holdings, Inc.†	178,430	5,056,706

Food-Misc./Diversified — 0.9%
Ingredion, Inc.	38,476	5,046,897

Footwear & Related Apparel — 0.8%
Crocs, Inc.†	593,120	4,561,093

Gas-Distribution — 1.0%
Southwest Gas Corp.	82,840	6,002,586

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	113,160	8,430,420

Insurance-Property/Casualty — 3.0%
First American Financial Corp.	198,340	7,747,161
Hanover Insurance Group, Inc.	68,580	5,225,110
Selective Insurance Group, Inc.	118,380	4,374,141

		17,346,412

Insurance-Reinsurance — 3.6%
Essent Group, Ltd.†	260,516	6,888,043
Reinsurance Group of America, Inc.	76,580	8,259,919
Validus Holdings, Ltd.	117,990	6,029,289

		21,177,251

Machinery-Construction & Mining — 1.6%
Oshkosh Corp.	176,230	9,428,305

Machinery-Electrical — 0.8%
Regal Beloit Corp.	75,320	4,451,412

Machinery-Pumps — 0.5%
SPX FLOW, Inc.†	113,456	2,846,611

Medical Labs & Testing Services — 1.5%
ICON PLC†	109,210	8,767,379

Medical-HMO — 2.3%
Molina Healthcare, Inc.†	141,390	7,693,030
WellCare Health Plans, Inc.†	50,420	5,723,174

		13,416,204

Medical-Hospitals — 1.4%
LifePoint Health, Inc.†	133,536	7,992,130

Networking Products — 1.1%
Infinera Corp.†	357,000	2,784,600
NETGEAR, Inc.†	78,008	3,939,404

		6,724,004

Oil & Gas Drilling — 1.5%
Helmerich & Payne, Inc.	135,770	8,568,445

Oil Companies-Exploration & Production — 6.4%
Gulfport Energy Corp.†	244,520	5,895,377
Oasis Petroleum, Inc.†	366,620	3,845,844
QEP Resources, Inc.	491,380	7,896,477
SM Energy Co.	222,440	7,480,657
Southwestern Energy Co.†	347,730	3,612,915
Synergy Resources Corp.†	1,329,010	9,090,428

		37,821,698

Oil-Field Services — 3.0%
MRC Global, Inc.†	230,450	3,396,833
Oil States International, Inc.†	240,280	7,028,190
RPC, Inc.	419,960	7,252,709

		17,677,732

Publishing-Books — 0.9%
Scholastic Corp.	145,010	5,546,633

Real Estate Investment Trusts — 4.2%
Education Realty Trust, Inc.	185,250	7,889,797
Empire State Realty Trust, Inc., Class A	174,480	3,414,574
Gramercy Property Trust	979,957	9,035,204
Kite Realty Group Trust	179,650	4,478,674

		24,818,249

Retail-Apparel/Shoe — 2.5%
Burlington Stores, Inc.†	58,004	4,346,820
Caleres, Inc.	199,130	4,980,241
Children’s Place, Inc.	73,275	5,565,236

		14,892,297

Retail-Arts & Crafts — 1.3%
Michaels Cos., Inc.†	323,230	7,515,097

Retail-Discount — 0.7%
Big Lots, Inc.	95,473	4,143,528

Retail-Restaurants — 2.3%
Bloomin’ Brands, Inc.	419,150	7,251,295
Brinker International, Inc.	132,279	6,513,418

		13,764,713

Semiconductor Components-Integrated Circuits — 1.8%
Cypress Semiconductor Corp.	729,210	7,270,224
Integrated Device Technology, Inc.†	170,490	3,530,848

		10,801,072

Telecom Equipment-Fiber Optics — 1.2%
Finisar Corp.†	254,700	6,973,686

Theaters — 1.3%
Regal Entertainment Group, Class A	345,420	7,429,984

Transport-Air Freight — 0.5%
Atlas Air Worldwide Holdings, Inc.†	67,540	2,826,549

Transport-Services — 1.0%
Ryder System, Inc.	81,320	5,642,795

Transport-Truck — 1.0%
Werner Enterprises, Inc.	247,310	5,947,805

Total Long-Term Investment Securities (cost $511,820,150)		569,309,232

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Time Deposits — 3.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (cost $19,926,000)	$19,926,000	19,926,000

TOTAL INVESTMENTS (cost $531,746,150)(1)	100.4%	589,235,232
Liabilities in excess of other assets	(0.4)	(2,639,339)

NET ASSETS	100.0%	$586,595,893

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$569,309,232	$—	$—	$569,309,232
Short-Term Investment Securities	—	19,926,000	—	19,926,000

Total Investments at Value	$569,309,232	$19,926,000	$—	$589,235,232

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.6%
Australia — 3.7%
Australia & New Zealand Banking Group, Ltd.	343,010	$7,266,835
Challenger, Ltd.	585,232	4,790,200
Viva Energy†	191,209	328,723

		12,385,758

Belgium — 1.1%
Anheuser-Busch InBev SA	31,456	3,610,199

Canada — 4.5%
BCE, Inc.	64,600	2,935,006
Encana Corp.	293,900	2,802,491
Intact Financial Corp.	46,700	3,174,611
Suncor Energy, Inc.	205,900	6,178,689

		15,090,797

Denmark — 0.9%
Danske Bank A/S	102,000	3,149,208

Finland — 0.9%
Nokia OYJ	643,367	2,868,813

France — 13.6%
AXA SA	220,866	4,978,828
Cie de Saint-Gobain	60,673	2,693,791
Eurazeo SA	39,997	2,302,029
Natixis SA	430,973	2,178,629
Sanofi	142,127	11,071,176
SCOR SE	107,028	3,464,780
Societe Generale SA	127,297	4,969,166
TOTAL SA	81,339	3,903,755
Veolia Environnement SA	197,022	4,299,665
Vinci SA	83,057	6,015,782

		45,877,601

Germany — 6.2%
Allianz SE	17,694	2,758,150
Bayer AG	36,657	3,633,291
Henkel AG & Co. KGaA (preference shares)	17,802	2,284,477
LANXESS AG	47,598	3,047,784
RWE AG†	135,065	2,143,950
Siemens AG	62,703	7,120,695

		20,988,347

Hong Kong — 2.0%
AIA Group, Ltd.	729,000	4,601,163
Lenovo Group, Ltd.	3,358,000	2,156,242

		6,757,405

Ireland — 3.7%
Bank of Ireland†	9,822,923	2,102,708
CRH PLC	86,994	2,832,939
Dalata Hotel Group PLC†	408,298	1,828,694
Kerry Group PLC, Class A (ISE)	46,576	3,381,660
Kerry Group PLC, Class A (LSE)	9,593	701,240
Permanent TSB Group Holdings PLC†	612,058	1,666,279

		12,513,520

Italy — 0.6%
Telecom Italia SpA RSP	3,084,392	2,187,286

Japan — 20.6%
Astellas Pharma, Inc.	471,600	7,013,066
ITOCHU Corp.	212,100	2,686,897
Japan Airlines Co., Ltd.	114,700	3,386,204
Japan Hotel REIT Investment Corp.	1,880	1,271,021
JFE Holdings, Inc.	118,700	1,705,174
KDDI Corp.	74,700	2,273,695
Mitsubishi Corp.	253,600	5,540,170
Mitsubishi Estate Co., Ltd.	128,000	2,540,593
Mitsui Fudosan Co., Ltd.	134,000	3,054,515
Mizuho Financial Group, Inc.	1,604,200	2,709,105
Murata Manufacturing Co., Ltd.	21,600	3,021,570
Nintendo Co., Ltd.	12,900	3,129,360
Nippon Telegraph & Telephone Corp.	123,800	5,501,173
Nissan Motor Co., Ltd.	666,800	6,793,895
Panasonic Corp.	206,300	2,158,016
Seven & i Holdings Co., Ltd.	64,600	2,699,931
Shiseido Co., Ltd.	67,200	1,735,268
Sumitomo Mitsui Financial Group, Inc.	149,400	5,204,140
Sumitomo Realty & Development Co., Ltd.	75,000	1,976,018
Sumitomo Warehouse Co., Ltd.	367,000	1,966,759
Yamaha Motor Co., Ltd.	126,700	2,821,059

		69,187,629

Jersey — 3.2%
Glencore PLC†	685,039	2,096,221
Wolseley PLC	49,832	2,592,872
WPP PLC	271,443	5,907,341

		10,596,434

Netherlands — 6.5%
Akzo Nobel NV	53,531	3,460,005
Fiat Chrysler Automobiles NV	498,025	3,646,536
ING Groep NV	846,688	11,148,776
Unilever NV CVA	83,522	3,500,583

		21,755,900

New Zealand — 1.2%
Spark New Zealand, Ltd.	1,514,375	3,963,522

Norway — 1.9%
DNB ASA	153,464	2,219,580
Orkla ASA	289,406	2,733,864
Yara International ASA	45,473	1,607,063

		6,560,507

Singapore — 0.6%
ComfortDelGro Corp., Ltd.	1,077,200	1,966,640

South Korea — 0.7%
Samsung Electronics Co., Ltd.	1,577	2,258,862

Spain — 1.3%
Aena SA*	28,680	4,210,915

Sweden — 2.1%
Com Hem Holding AB	191,982	1,730,190
Skandinaviska Enskilda Banken AB, Class A	258,543	2,609,145
Swedbank AB, Class A	121,970	2,857,443

		7,196,778

Switzerland — 5.0%
Chubb, Ltd.	35,006	4,445,762
Credit Suisse Group AG	133,855	1,869,411
LafargeHolcim, Ltd.	40,432	2,159,397
Novartis AG	85,451	6,079,279
UBS Group AG	156,737	2,217,491

		16,771,340

United Kingdom — 13.5%
Admiral Group PLC	56,699	1,330,391
AstraZeneca PLC	89,352	5,017,754
Liberty Global PLC, Class C†	79,700	2,534,460
Lloyds Banking Group PLC	1,740,811	1,220,070
Metro Bank PLC†	90,682	3,073,447
Prudential PLC	316,533	5,170,342
Rio Tinto PLC	113,656	3,950,171
Royal Dutch Shell PLC, Class A	246,528	6,145,920
Royal Dutch Shell PLC, Class B	139,473	3,610,623
SSE PLC	210,670	4,102,556
Virgin Money Holdings UK PLC	677,411	2,727,908
Vodafone Group PLC	2,410,356	6,632,224

		45,515,866

United States — 1.8%
Philip Morris International, Inc.	63,100	6,085,364

Total Long-Term Investment Securities (cost $323,491,658)		321,498,691

REPURCHASE AGREEMENTS — 4.7%
Agreement with Bank of America N.A., bearing interest at 0.30%, dated 10/31/2016 to be repurchased 11/01/2016 in the amount of $15,704,131 and collateralized by $15,482,600 of United States Treasury Notes, bearing interest at 2.00%, due 11/30/2022 and having an approximate value of $16,160,129 (cost $15,704,000)	$15,704,000	15,704,000

TOTAL INVESTMENTS (cost $339,195,658)(1)	100.3%	337,202,691
Liabilities in excess of other assets	(0.3)	(1,003,007)

NET ASSETS	100.0%	$336,199,684

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $4,210,915 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	837,800	USD	636,022	01/18/2017	$—	$(90)
	CAD	1,860,900	USD	1,418,185	01/18/2017	29,903	—
	USD	2,980,276	HKD	23,091,600	11/16/2016	—	(2,640)
	USD	9,956,069	GBP	7,473,300	12/21/2016	—	(797,983)
	USD	2,004,036	AUD	2,621,300	01/18/2017	—	(13,776)

						29,903	(814,489)

Barclays Bank PLC	CAD	689,400	USD	525,379	01/18/2017	11,068	—
	HKD	4,796,500	USD	618,465	11/16/2016	—	(38)
	JPY	139,920,200	USD	1,380,744	11/16/2016	45,911	—
	USD	4,466,378	HKD	34,618,000	11/16/2016	—	(2,425)
	USD	3,940,614	JPY	401,745,600	11/16/2016	—	(107,977)

						56,979	(110,440)

Citibank N.A.	CAD	3,110,100	USD	2,370,639	01/18/2017	50,419	—
	DKK	1,929,600	USD	290,126	12/21/2016	4,695	—
	EUR	9,444,200	USD	10,595,059	12/21/2016	204,516	—
	JPY	86,401,800	USD	852,003	11/16/2016	27,733	—
	USD	3,453,902	JPY	352,049,300	11/16/2016	—	(95,366)
	USD	3,201,994	EUR	2,905,700	12/21/2016	—	(5,133)
	USD	7,125,517	GBP	5,367,900	12/21/2016	—	(547,474)
	USD	651,074	AUD	851,600	01/18/2017	—	(4,484)

						287,363	(652,457)

Credit Suisse International	JPY	100,159,800	USD	982,349	11/16/2016	26,828	—
	NZD	708,800	USD	513,200	01/18/2017	7,714	—
	USD	961,485	JPY	100,159,800	11/16/2016	—	(5,964)

						34,542	(5,964)

Goldman Sachs International	USD	7,236,807	JPY	748,267,000	11/16/2016	—	(98,370)

HSBC Bank USA	CAD	2,135,300	USD	1,627,193	01/18/2017	34,201	—
	USD	4,806,153	AUD	6,285,100	01/18/2017	—	(34,098)
	USD	256,249	CAD	342,300	01/18/2017	—	(883)

						34,201	(34,981)

JPMorgan Chase Bank	CAD	1,582,000	USD	1,195,286	01/18/2017	15,071	—
	CHF	490,100	USD	500,326	12/21/2016	3,642	—
	NOK	27,295,700	USD	3,279,817	12/21/2016	—	(24,134)
	NZD	3,945,700	USD	2,857,851	01/18/2017	43,949	—
	USD	2,254,267	SGD	3,041,100	11/16/2016	—	(68,167)
	USD	3,331,359	CHF	3,284,700	12/21/2016	—	(2,531)
	USD	1,001,920	GBP	777,600	12/21/2016	—	(49,018)
	USD	1,819,469	SEK	15,559,100	12/21/2016	—	(92,563)

						62,662	(236,413)

State Street Bank and Trust Company	CAD	2,701,200	USD	2,058,575	01/18/2017	43,406	—
	GBP	490,400	USD	604,109	12/21/2016	3,153	—
	USD	412,618	SEK	3,527,200	12/21/2016	—	(21,134)
	USD	2,567,514	AUD	3,357,500	01/18/2017	—	(18,283)
	USD	2,646,576	ILS	9,937,100	01/18/2017	—	(51,305)

						46,559	(90,722)

UBS AG	CAD	3,904,800	USD	2,975,494	01/18/2017	62,406	—
	USD	559,797	GBP	420,900	12/21/2016	—	(44,009)
	USD	3,560,379	AUD	4,657,500	01/18/2017	—	(24,104)

						62,406	(68,113)

Westpac Banking Corporation	CAD	4,403,500	USD	3,355,636	01/18/2017	70,504	—

Net Unrealized Appreciation/(Depreciation)						$685,119	$(2,111,949)

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—Pound Sterling

HKD—Hong Kong Dollar

ILS—Israeli Shekel

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Industry Allocation*
Banks-Commercial	13.0%
Medical-Drugs	9.8
Oil Companies-Integrated	5.8
Repurchase Agreements	4.7
Diversified Banking Institutions	4.6
Insurance-Life/Health	4.3
Insurance-Multi-line	3.6
Auto-Cars/Light Trucks	3.1
Telephone-Integrated	2.9
Import/Export	2.5
Diversified Manufacturing Operations	2.1
Telecom Services	2.1
Food-Misc./Diversified	2.0
Cellular Telecom	2.0
Chemicals-Diversified	1.9
Electric-Integrated	1.8
Tobacco	1.8
Metal-Diversified	1.8
Building-Heavy Construction	1.8
Advertising Agencies	1.8
Cosmetics & Toiletries	1.6
Real Estate Operations & Development	1.5
Building Products-Cement	1.4
Insurance-Property/Casualty	1.4
Water	1.3
Airport Development/Maintenance	1.3
Brewery	1.1
Insurance-Reinsurance	1.0
Airlines	1.0
Toys	0.9
Electronic Components-Misc.	0.9
Wireless Equipment	0.9
Motorcycle/Motor Scooter	0.8
Oil Companies-Exploration & Production	0.8
Food-Retail	0.8
Building & Construction Products-Misc.	0.8
Distribution/Wholesale	0.8
Real Estate Management/Services	0.8
Cable/Satellite TV	0.7
Private Equity	0.7
Soap & Cleaning Preparation	0.7
Electronic Components-Semiconductors	0.7
Audio/Video Products	0.6
Computers	0.6
Storage/Warehousing	0.6
Transport-Services	0.6
Hotels/Motels	0.6
Internet Connectivity Services	0.5
Steel-Producers	0.5
Agricultural Chemicals	0.5
Real Estate Investment Trusts	0.5

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$321,498,691	$—	$—	$321,498,691
Repurchase Agreements	—	15,704,000	—	15,704,000

Total Investments at Value	$321,498,691	$15,704,000	$—	$337,202,691

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$685,119	$—	$685,119

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,111,949	$—	$2,111,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $230,712,309 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.4%
Australia — 2.0%
Australia & New Zealand Banking Group, Ltd.	88,518	$1,875,297
Challenger, Ltd.	202,935	1,661,049
Fortescue Metals Group, Ltd.	594,012	2,485,257
Goodman Group	342,098	1,766,988
South32, Ltd.	851,568	1,664,814
Woodside Petroleum, Ltd.	73,693	1,590,373

		11,043,778

Austria — 0.3%
Erste Group Bank AG	54,033	1,696,995

Belgium — 0.6%
bpost SA	55,592	1,478,968
KBC Group NV†	33,629	2,049,221

		3,528,189

Bermuda — 0.3%
Everest Re Group, Ltd.	9,322	1,897,213

Brazil — 0.8%
Ambev SA ADR	133,355	786,795
Itau Unibanco Holding SA ADR	96,970	1,156,852
Kroton Educacional SA	189,164	942,264
Petroleo Brasileiro SA ADR†	134,218	1,566,324

		4,452,235

Canada — 2.0%
Alimentation Couche-Tard, Inc., Class B	38,227	1,920,327
Bank of Nova Scotia	40,895	2,197,653
BCE, Inc.	40,241	1,828,291
Canadian Imperial Bank of Commerce	19,258	1,442,950
Canadian National Railway Co.	26,886	1,690,172
Teck Resources, Ltd., Class B	72,932	1,574,674

		10,654,067

Cayman Islands — 1.0%
Cheung Kong Property Holdings, Ltd.	279,000	2,066,720
Sands China, Ltd.	398,000	1,731,985
Xinyi Glass Holdings, Ltd.	1,972,000	1,695,978

		5,494,683

China — 0.3%
China Construction Bank Corp.	2,373,000	1,737,935

Curacao — 0.5%
Schlumberger, Ltd.	31,755	2,484,194

Denmark — 0.3%
Novo Nordisk A/S, Class B	46,522	1,664,295

Finland — 0.7%
Outokumpu Oyj†	322,364	2,247,107
UPM-Kymmene Oyj	74,635	1,736,929

		3,984,036

France — 4.4%
AXA SA	104,933	2,365,431
BNP Paribas SA	48,390	2,806,868
Capgemini SA	18,005	1,491,862
Christian Dior SE	4,593	886,126
Orange SA	141,172	2,223,843
Renault SA	19,122	1,660,612
Sanofi	33,506	2,609,995
Schneider Electric SE	30,799	2,067,120
Technip SA	31,423	2,084,164
Teleperformance	16,684	1,763,172
Valeo SA	33,770	1,946,229
Vinci SA	27,652	2,002,822

		23,908,244

Germany — 2.7%
Bayerische Motoren Werke AG	22,882	1,993,673
Continental AG	9,310	1,783,910
Covestro AG*	31,653	1,870,783
HeidelbergCement AG	19,482	1,842,650
Henkel AG & Co. KGaA (preference shares)	15,329	1,967,125
Merck KGaA	16,832	1,730,587
OSRAM Licht AG	26,805	1,519,811
Siemens AG	19,389	2,201,859

		14,910,398

Hong Kong — 1.2%
China Overseas Land & Investment, Ltd.	348,000	1,074,663
CNOOC, Ltd.	1,426,000	1,814,780
Sun Hung Kai Properties, Ltd.	120,000	1,791,749
Wharf Holdings, Ltd.	228,000	1,713,921

		6,395,113

India — 0.3%
HDFC Bank, Ltd. ADR	26,554	1,879,492

Indonesia — 0.4%
Astra International Tbk PT	1,496,400	943,278
Telekomunikasi Indonesia Tbk PT ADR	44,450	1,444,180

		2,387,458

Ireland — 2.7%
Accenture PLC, Class A	18,376	2,136,026
Allergan PLC†	16,151	3,374,590
Eaton Corp. PLC	32,756	2,088,850
Horizon Pharma PLC†	93,965	1,571,095
Ingersoll-Rand PLC	29,675	1,996,831
Mallinckrodt PLC†	27,422	1,625,027
Medtronic PLC	22,337	1,832,081

		14,624,500

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	55,781	2,384,080

Italy — 0.7%
Enel SpA	473,558	2,037,806
Telecom Italia SpA†	2,305,763	2,000,876

		4,038,682

Japan — 8.4%
Amada Holdings Co., Ltd.	127,700	1,458,802
Astellas Pharma, Inc.	120,700	1,794,905
Bandai Namco Holdings, Inc.	58,100	1,745,161
Daicel Corp.	88,200	1,164,001

Daikin Industries, Ltd.	14,600	1,403,338
Fuji Heavy Industries, Ltd.	50,100	1,955,844
ITOCHU Corp.	152,900	1,936,947
Japan Airlines Co., Ltd.	66,000	1,948,470
KDDI Corp.	87,600	2,666,341
Matsumotokiyoshi Holdings Co., Ltd.	31,400	1,619,853
Mazda Motor Corp.	143,000	2,355,607
Mitsubishi Electric Corp.	136,000	1,844,760
Mitsubishi UFJ Financial Group, Inc.	529,200	2,748,187
Nippon Telegraph & Telephone Corp.	42,200	1,875,198
Nitori Holdings Co., Ltd.	15,600	1,869,858
Obayashi Corp.	176,300	1,702,984
ORIX Corp.	149,900	2,380,647
Otsuka Holdings Co., Ltd.	43,700	1,915,599
Shin-Etsu Chemical Co., Ltd.	36,100	2,743,903
Shionogi & Co., Ltd.	37,300	1,841,703
Sumitomo Mitsui Financial Group, Inc.	83,100	2,894,672
Tokyo Electron, Ltd.	21,700	1,963,284
Yamaha Corp.	59,200	2,119,729

		45,949,793

Jersey — 1.2%
Glencore PLC†	816,022	2,497,029
Shire PLC	35,057	1,995,305
WPP PLC	89,916	1,956,818

		6,449,152

Luxembourg — 0.4%
ArcelorMittal†	298,275	2,009,774

Netherlands — 2.5%
ING Groep NV	254,718	3,354,003
Koninklijke Ahold Delhaize NV	94,502	2,157,265
NN Group NV	64,616	1,947,090
RELX NV	103,112	1,740,315
Steinhoff International Holdings NV	319,533	1,698,065
Unilever NV CVA	65,766	2,756,391

		13,653,129

Norway — 0.3%
Norsk Hydro ASA	335,889	1,502,127

Russia — 0.4%
Lukoil PJSC ADR	28,366	1,378,871
Sberbank of Russia PJSC ADR	83,201	790,410

		2,169,281

Singapore — 0.5%
Broadcom, Ltd.	15,260	2,598,473

South Korea — 0.4%
Hankook Tire Co., Ltd.	14,229	686,424
Samsung Electronics Co., Ltd.	1,117	1,599,968

		2,286,392

Spain — 0.7%
Amadeus IT Group SA	35,967	1,697,760
Iberdrola SA	305,957	2,085,382

		3,783,142

Sweden — 1.0%
Atlas Copco AB, Class A	72,294	2,121,080
Boliden AB	61,976	1,436,156
Swedish Match AB	46,871	1,631,013

		5,188,249

Switzerland — 2.6%
ABB, Ltd.	69,476	1,432,278
Actelion, Ltd.	10,522	1,520,536
Chubb, Ltd.	17,733	2,252,091
Lonza Group AG	9,597	1,811,651
Nestle SA	21,117	1,531,145
Roche Holding AG	16,677	3,834,084
Swiss Re AG	19,473	1,808,467

		14,190,252

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	71,339	2,218,643

United Kingdom — 6.8%
3i Group PLC	227,874	1,871,539
Aberdeen Asset Management PLC	376,656	1,476,209
Ashmore Group PLC	356,740	1,533,078
British American Tobacco PLC	63,711	3,658,540
BT Group PLC	521,744	2,400,873
Burberry Group PLC	100,845	1,820,657
Diageo PLC	58,274	1,554,581
HSBC Holdings PLC	473,940	3,574,594
Imperial Brands PLC	31,999	1,549,243
Persimmon PLC	80,974	1,678,961
Reckitt Benckiser Group PLC	18,956	1,696,774
Rio Tinto PLC	75,906	2,638,151
Royal Dutch Shell PLC, Class A	120,936	3,017,505
Standard Chartered PLC†	214,148	1,866,013
Taylor Wimpey PLC	635,823	1,102,777
Tesco PLC†	608,868	1,570,624
Vodafone Group PLC	774,840	2,132,014
Weir Group PLC	82,397	1,714,518

		36,856,651

United States — 52.2%
AbbVie, Inc.	28,188	1,572,327
Adobe Systems, Inc.†	17,575	1,889,488
Aetna, Inc.	18,192	1,952,911
Alexion Pharmaceuticals, Inc.†	12,923	1,686,452
Ally Financial, Inc.	91,581	1,654,869
Alphabet, Inc., Class C†	15,831	12,420,053
Altria Group, Inc.	51,672	3,416,553
Amazon.com, Inc.†	8,365	6,606,844
Amgen, Inc.	15,689	2,214,659
Anadarko Petroleum Corp.	39,895	2,371,359
Apple, Inc.	105,066	11,929,194
Applied Materials, Inc.	62,213	1,809,154
AT&T, Inc.	45,491	1,673,614
Bank of America Corp.	373,976	6,170,604
Biogen, Inc.†	10,349	2,899,583
Boston Scientific Corp.†	70,866	1,559,052

CA, Inc.	55,244	1,698,201
Capital One Financial Corp.	23,917	1,770,815
CBS Corp., Class B	35,575	2,014,256
Celgene Corp.†	18,992	1,940,603
Charter Communications, Inc., Class A†	8,899	2,223,771
Chevron Corp.	46,093	4,828,242
Cigna Corp.	12,629	1,500,704
Cisco Systems, Inc.	66,829	2,050,314
Citigroup, Inc.	106,090	5,214,323
Comcast Corp., Class A	72,152	4,460,437
Concho Resources, Inc.†	14,604	1,853,832
Corning, Inc.	76,890	1,746,172
Cummins, Inc.	14,988	1,915,766
Devon Energy Corp.	44,372	1,681,255
Diamondback Energy, Inc.†	20,200	1,844,058
DISH Network Corp., Class A†	38,584	2,259,479
Dow Chemical Co.	56,713	3,051,727
Dr Pepper Snapple Group, Inc.	18,720	1,643,429
eBay, Inc.†	40,731	1,161,241
Electronic Arts, Inc.†	26,093	2,048,822
Energizer Holdings, Inc.	36,048	1,676,592
Exxon Mobil Corp.	22,147	1,845,288
Facebook, Inc., Class A†	61,753	8,089,025
Foot Locker, Inc.	27,312	1,823,622
Four Corners Property Trust, Inc.	11,600	232,928
Gilead Sciences, Inc.	42,296	3,114,254
Goldman Sachs Group, Inc.	10,659	1,899,860
Harris Corp.	22,100	1,971,541
Hewlett Packard Enterprise Co.	87,954	1,976,326
Home Depot, Inc.	14,696	1,793,059
Honeywell International, Inc.	17,527	1,922,361
HP, Inc.	90,235	1,307,505
Huntington Ingalls Industries, Inc.	12,560	2,026,682
IBERIABANK Corp.	25,147	1,650,901
International Business Machines Corp.	12,340	1,896,535
J.M. Smucker Co.	14,084	1,849,370
Johnson & Johnson	60,131	6,974,595
L Brands, Inc.	26,454	1,909,714
Laboratory Corp. of America Holdings†	8,748	1,096,474
Lam Research Corp.	20,805	2,015,172
Lear Corp.	14,508	1,781,292
Macy’s, Inc.	65,397	2,386,337
Marathon Oil Corp.	127,919	1,685,972
Merck & Co., Inc.	75,340	4,423,965
MetLife, Inc.	59,997	2,817,459
Microsoft Corp.	110,685	6,632,245
Mohawk Industries, Inc.†	7,792	1,436,066
Molson Coors Brewing Co., Class B	23,385	2,427,597
Morgan Stanley	96,993	3,256,055
Murphy USA, Inc.†	26,439	1,818,474
Navient Corp.	101,374	1,295,560
Newmont Mining Corp.	33,697	1,248,137
NextEra Energy, Inc.	17,232	2,205,696
Norfolk Southern Corp.	20,865	1,940,445
Northrop Grumman Corp.	9,014	2,064,206
NVIDIA Corp.	20,919	1,488,596
Omnicom Group, Inc.	18,596	1,484,333
Owens Corning	32,337	1,577,399
PepsiCo, Inc.	32,291	3,461,595
Pfizer, Inc.	158,365	5,021,754
Philip Morris International, Inc.	20,225	1,950,499
Pioneer Natural Resources Co.	12,747	2,281,968
PNC Financial Services Group, Inc.	28,845	2,757,582
Priceline Group, Inc.†	1,470	2,167,118
Principal Financial Group, Inc.	45,459	2,482,061
Procter & Gamble Co.	23,487	2,038,672
Prologis, Inc.	40,417	2,108,151
PVH Corp.	15,458	1,653,697
QUALCOMM, Inc.	49,896	3,428,853
Raytheon Co.	15,184	2,074,286
Reinsurance Group of America, Inc.	17,859	1,926,272
Ross Stores, Inc.	30,948	1,935,488
S&P Global, Inc.	12,340	1,503,629
ServiceNow, Inc.†	20,219	1,777,452
Stanley Black & Decker, Inc.	17,416	1,982,637
State Street Corp.	25,564	1,794,848
SunTrust Banks, Inc.	55,704	2,519,492
SVB Financial Group†	17,234	2,107,201
Synchrony Financial	87,334	2,496,879
Sysco Corp.	40,174	1,933,173
T-Mobile US, Inc.†	37,656	1,872,633
Teradyne, Inc.	76,386	1,779,030
Texas Instruments, Inc.	26,075	1,847,414
Thermo Fisher Scientific, Inc.	12,176	1,790,237
Time Warner, Inc.	39,173	3,486,005
UGI Corp.	41,023	1,898,955
United Continental Holdings, Inc.†	49,857	2,803,459
United Rentals, Inc.†	18,878	1,428,309
Universal Health Services, Inc., Class B	8,953	1,080,717
Valero Energy Corp.	28,963	1,715,768
VCA, Inc.†	23,915	1,469,816
Visa, Inc., Class A	36,694	3,027,622
VMware, Inc., Class A†	25,532	2,006,815
Wells Fargo & Co.	66,739	3,070,661
Western Digital Corp.	28,807	1,683,481
Zimmer Biomet Holdings, Inc.	17,521	1,846,713
Zions Bancorporation	78,236	2,519,982

		284,506,725

Total Long-Term Investment Securities (cost $506,271,605)		542,527,370

REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 10/31/2016 to be repurchased 11/01/2016 in the amount of $5,288,000 and collateralized by $5,275,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 1.63% due 12/31/2019 and having an approximate value of $5,398,435 (cost $5,288,000)	$5,288,000	$5,288,000

TOTAL INVESTMENTS (cost $511,559,605)(1)	100.4%	547,815,370
Liabilities in excess of other assets	(0.4)	(2,280,657)

NET ASSETS	100.0%	$545,534,713

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $1,870,783 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Medical-Drugs	8.0%
Banks-Commercial	5.2
Diversified Banking Institutions	4.7
Oil Companies-Exploration & Production	2.7
Computers	2.4
Oil Companies-Integrated	2.4
Web Portals/ISP	2.3
Tobacco	2.3
Telephone-Integrated	2.2
Medical-Biomedical/Gene	2.2
Banks-Super Regional	1.9
Computer Services	1.7
Cable/Satellite TV	1.6
Applications Software	1.5
Metal-Diversified	1.5
Internet Content-Entertainment	1.5
Auto-Cars/Light Trucks	1.5
E-Commerce/Products	1.4
Semiconductor Equipment	1.4
Electronic Components-Semiconductors	1.4
Retail-Apparel/Shoe	1.4
Insurance-Multi-line	1.3
Electric-Integrated	1.2
Diversified Manufacturing Operations	1.2
Insurance-Life/Health	1.2
Chemicals-Specialty	1.0
Semiconductor Components-Integrated Circuits	1.0
Insurance-Reinsurance	1.0
Repurchase Agreements	1.0
Beverages-Non-alcoholic	0.9
Real Estate Operations & Development	0.9
Chemicals-Diversified	0.9
Cosmetics & Toiletries	0.9
Airlines	0.9
Oil-Field Services	0.9
Aerospace/Defense	0.8
Real Estate Investment Trusts	0.7
Cellular Telecom	0.7
Finance-Consumer Loans	0.7
Food-Retail	0.7
Soap & Cleaning Preparation	0.7
Transport-Rail	0.7
Medical-HMO	0.7
Advertising Agencies	0.7
Auto/Truck Parts & Equipment-Original	0.6
Oil Refining & Marketing	0.6
Multimedia	0.6
Medical Instruments	0.6
Machinery-Electrical	0.6
Finance-Credit Card	0.6
Investment Management/Advisor Services	0.6
Telecom Services	0.5
Brewery	0.5
Building-Residential/Commercial	0.5
Apparel Manufacturers	0.5
Metal-Iron	0.5
Rubber-Tires	0.4
Retail-Regional Department Stores	0.4
Medical-Generic Drugs	0.4
Finance-Leasing Companies	0.4
Steel-Specialty	0.4
E-Commerce/Services	0.4
Machinery-Construction & Mining	0.4
Leisure Products	0.4
Power Converter/Supply Equipment	0.4
Networking Products	0.4
Entertainment Software	0.4
Shipbuilding	0.4
Television	0.4
Steel-Producers	0.4
Software Tools	0.4
Building-Heavy Construction	0.4
Tools-Hand Held	0.4
Aerospace/Defense-Equipment	0.4
Import/Export	0.4
Food-Wholesale/Distribution	0.4
Instruments-Controls	0.4
Retail-Convenience Store	0.4
Engines-Internal Combustion	0.4
Gas-Distribution	0.3
Electronic Forms	0.3
Private Equity	0.3
Retail-Home Furnishings	0.3
Food-Confectionery	0.3
Medical Products	0.3
Building Products-Cement	0.3
Banks-Fiduciary	0.3
Retail-Building Products	0.3
Diagnostic Equipment	0.3
Electronic Components-Misc.	0.3
Toys	0.3
Commercial Services	0.3
Paper & Related Products	0.3
Casino Hotels	0.3
Machinery-Pumps	0.3
Diversified Operations	0.3
Building & Construction-Misc.	0.3
Enterprise Software/Service	0.3
Home Furnishings	0.3
Transactional Software	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Computers-Memory Devices	0.3
Batteries/Battery Systems	0.3
Finance-Auto Loans	0.3
Retail-Drug Store	0.3
Building & Construction Products-Misc.	0.3
Diversified Minerals	0.3
Beverages-Wine/Spirits	0.3
Food-Misc./Diversified	0.3
Lighting Products & Systems	0.3
Commercial Services-Finance	0.3
Metal-Aluminum	0.3
Veterinary Diagnostics	0.3
Machinery-General Industrial	0.3
Textile-Home Furnishings	0.3
Rental Auto/Equipment	0.3
Building Products-Air & Heating	0.3
Transport-Services	0.2
Gold Mining	0.2
Medical Labs & Testing Services	0.2
Medical-Hospitals	0.2
Retail-Automobile	0.2
Schools	0.2

100.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$542,527,370	$—	$—	$542,527,370
Repurchase Agreements	—	5,288,000	—	5,288,000

Total Investments at Value	$542,527,370	$5,288,000	$—	$547,815,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $106,505,575 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.7%
Canada — 2.9%
Barrick Gold Corp.	592,639	$10,427,407
Turquoise Hill Resources, Ltd.†	904,520	2,805,340

		13,232,747

Cayman Islands — 1.4%
AAC Technologies Holdings, Inc.	294,506	2,810,045
Tencent Holdings, Ltd.	130,300	3,457,619

		6,267,664

China — 0.9%
China Petroleum & Chemical Corp.	5,772,000	4,204,963

France — 12.7%
AXA SA	212,675	4,794,184
L’Oreal SA	91,961	16,459,932
Pernod Ricard SA	123,596	14,700,662
Publicis Groupe SA	65,413	4,487,946
Safran SA	84,831	5,832,309
Sanofi	143,702	11,193,863

		57,468,896

Germany — 7.2%
BASF SE	45,091	3,974,742
Bayer AG	122,870	12,178,367
Continental AG	23,533	4,509,213
SAP SE	135,790	11,960,856

		32,623,178

Ireland — 2.0%
Bank of Ireland†	10,777,990	2,307,151
CRH PLC	206,866	6,736,542

		9,043,693

Italy — 0.4%
Eni SpA	123,031	1,784,107

Japan — 19.1%
FANUC Corp.	50,000	9,383,046
Hitachi, Ltd.	1,279,000	6,820,032
Inpex Corp.	541,400	5,088,241
Japan Tobacco, Inc.	307,000	11,692,171
Keyence Corp.	9,600	7,054,219
Mitsubishi Estate Co., Ltd.	147,000	2,917,712
MS&AD Insurance Group Holdings, Inc.	71,500	2,128,569
NGK Spark Plug Co., Ltd.	303,500	6,008,067
Nitto Denko Corp.	83,200	5,812,179
Shiseido Co., Ltd.	264,000	6,817,126
Sompo Holdings, Inc.	252,800	8,205,695
Sumco Corp.	87,400	918,421
Sumitomo Mitsui Financial Group, Inc.	125,100	4,357,684
Sumitomo Mitsui Trust Holdings, Inc.	14,200	480,690
Toyota Motor Corp.	111,400	6,457,525
USS Co., Ltd.	141,000	2,390,560

		86,531,937

Jersey — 3.2%
Experian PLC	340,267	6,551,341
Wolseley PLC	153,147	7,968,586

		14,519,927

Netherlands — 7.6%
Akzo Nobel NV	88,571	5,724,834
RELX NV	443,038	7,477,555
Unilever NV CVA	508,749	21,322,742

		34,525,131

South Korea — 0.5%
LG Household & Health Care, Ltd.	2,844	2,038,086

Sweden — 1.1%
Nordea Bank AB	477,371	5,018,338

Switzerland — 12.9%
LafargeHolcim, Ltd.	50,238	2,683,117
Nestle SA	254,771	18,472,861
Novartis AG	227,202	16,163,934
Roche Holding AG	59,071	13,580,570
Swisscom AG	9,581	4,383,122
Zurich Insurance Group AG	11,504	3,009,838

		58,293,442

United Kingdom — 25.8%
Admiral Group PLC	107,613	2,525,042
Aviva PLC	928,809	5,034,029
British American Tobacco PLC	319,188	18,329,049
BT Group PLC	1,524,725	7,016,221
Bunzl PLC	306,303	8,244,383
GlaxoSmithKline PLC	895,051	17,731,364
Imperial Brands PLC	243,356	11,782,165
Meggitt PLC	752,833	4,011,151
Prudential PLC	675,006	11,025,743
Reckitt Benckiser Group PLC	248,682	22,259,817
RELX PLC	383,781	6,863,021
Travis Perkins PLC	98,052	1,599,810

		116,421,795

TOTAL INVESTMENTS (cost $459,509,664)(1)	97.7%	441,973,904
Other assets less liabilities	2.3	10,298,765

NET ASSETS	100.0%	$452,272,669

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
CVA	— Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	2,864,000,000	USD	27,535,496	11/21/2016	$208,592	$—

JPY — Japanese Yen

USD — United States Dollar

Industry Allocation*

Medical-Drugs	15.7%
Cosmetics & Toiletries	10.3
Tobacco	9.3
Soap & Cleaning Preparation	4.9
Food-Misc./Diversified	4.1
Distribution/Wholesale	3.6
Insurance-Life/Health	3.5
Chemicals-Diversified	3.5
Beverages-Wine/Spirits	3.2
Commercial Services	3.1
Insurance-Property/Casualty	2.9
Banks-Commercial	2.7
Enterprise Software/Service	2.6
Telephone-Integrated	2.6
Gold Mining	2.3
Building Products-Cement	2.1
Industrial Automated/Robotic	2.1
Insurance-Multi-line	1.7
Electronic Measurement Instruments	1.6
Machinery-Electrical	1.5
Commercial Services-Finance	1.4
Auto-Cars/Light Trucks	1.4
Auto/Truck Parts & Equipment-Original	1.3
Oil Companies-Integrated	1.3
Electronics-Military	1.3
Oil Companies-Exploration & Production	1.1
Rubber-Tires	1.0
Advertising Services	1.0
Aerospace/Defense	0.9
Internet Application Software	0.8
Real Estate Management/Services	0.6
Electronic Components-Misc.	0.6
Metal-Copper	0.6
Retail-Automobile	0.5
Retail-Building Products	0.4
Electronic Components-Semiconductors	0.2

97.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$441,973,904	$—	$—	$441,973,904

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$208,592	$—	$208,592

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $393,832,143 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.1%
Bermuda — 0.8%
Nine Dragons Paper Holdings, Ltd.	783,000	$638,067
Shenzhen International Holdings, Ltd.	594,750	920,244
Skyworth Digital Holdings, Ltd.	1,524,000	986,452

		2,544,763

Brazil — 6.3%
Banco do Brasil SA	386,530	3,546,825
Braskem SA, Class A (preference shares)	126,040	1,116,275
Cia Brasileira de Distribuicao ADR	102,130	1,945,577
Cia Energetica de Minas Gerais (preference shares)	318,840	973,900
EDP - Energias do Brasil SA	391,779	1,884,025
Kroton Educacional SA	594,970	2,963,666
Marfrig Global Foods SA†	453,550	808,490
MRV Engenharia e Participacoes SA	505,524	1,957,480
Qualicorp SA	136,520	878,484
Vale SA ADR	493,300	3,413,636

		19,488,358

Cayman Islands — 12.7%
AAC Technologies Holdings, Inc.	227,000	2,165,933
Alibaba Group Holding, Ltd. ADR†	37,800	3,843,882
Casetek Holdings, Ltd.	276,000	887,713
China Lesso Group Holdings, Ltd.	782,000	573,729
China Resources Land, Ltd.	680,000	1,695,715
Chlitina Holding, Ltd.	160,000	702,210
Geely Automobile Holdings, Ltd.	2,140,000	2,207,451
Jiangnan Group, Ltd.	2,472,000	407,987
Kingboard Chemical Holdings, Ltd.	312,500	924,741
Lee & Man Paper Manufacturing, Ltd.	1,445,000	1,086,235
NetEase, Inc. ADR	20,090	5,162,929
New Oriental Education & Technology Group, Inc. ADR†	21,080	1,056,740
Shenzhou International Group Holdings, Ltd.	142,000	942,022
Silicon Motion Technology Corp. ADR	50,750	2,060,958
Sunny Optical Technology Group Co., Ltd.	184,000	899,175
Tencent Holdings, Ltd.	367,300	9,746,612
WH Group, Ltd.*	2,662,000	2,158,968
Xinyi Glass Holdings, Ltd.	1,272,000	1,093,957
Xinyi Solar Holdings, Ltd.	1,882,000	698,875
Zhen Ding Technology Holding, Ltd.	481,000	1,095,901

		39,411,733

Chile — 0.3%
Cencosud SA	309,073	1,007,532

China — 13.0%
Anhui Conch Cement Co., Ltd.	956,500	2,651,617
Bank of China, Ltd.	11,602,000	5,205,944
China CITIC Bank Corp., Ltd.	4,018,000	2,595,584
China Construction Bank Corp.	10,698,000	7,834,988
China Everbright Bank Co., Ltd.	1,818,000	829,821
China Merchants Bank Co., Ltd.	1,644,000	4,010,609
China Vanke Co., Ltd.	982,600	2,571,936
Guangzhou Automobile Group Co., Ltd.	1,662,000	2,010,117
Huadian Power International Corp., Ltd.	1,826,000	784,029
Huaneng Power International, Inc.	1,346,000	827,848
PICC Property & Casualty Co., Ltd.	1,728,000	2,798,471
Shanghai Pharmaceuticals Holding Co., Ltd.	372,300	960,087
Shenzhen Expressway Co., Ltd.	1,056,000	1,060,691
Sinopec Shanghai Petrochemical Co., Ltd.	1,182,000	603,532
Sinopharm Group Co., Ltd.	599,200	2,916,595
TravelSky Technology, Ltd.	584,000	1,248,489
Zhejiang Expressway Co., Ltd.	1,228,000	1,287,290

		40,197,648

Cyprus — 0.3%
Ros Agro PLC GDR	17,900	233,595
Ros Agro PLC GDR*(2)	50,210	655,240

		888,835

Hong Kong — 2.2%
China Mobile, Ltd.	454,000	5,201,166
China Power International Development, Ltd.	1,859,000	678,349
CSPC Pharmaceutical Group, Ltd.	932,000	966,183

		6,845,698

Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	23,860	1,535,110
OTP Bank PLC	92,110	2,587,285

		4,122,395

India — 3.5%
HDFC Bank, Ltd. ADR	73,210	5,181,804
ICICI Bank, Ltd. ADR	107,340	889,849
Reliance Industries, Ltd. GDR*	86,780	2,750,926
Wipro, Ltd. ADR	207,420	2,005,751

		10,828,330

Indonesia — 0.2%
Gudang Garam Tbk PT	145,300	756,121

Malaysia — 0.5%
AirAsia Bhd	2,428,300	1,603,431

Mexico — 2.2%
Arca Continental SAB de CV	249,970	1,553,435
Fomento Economico Mexicano SAB de CV ADR	23,880	2,284,600
Gruma S.A.B. de CV, Class B	50,720	705,051
Grupo Mexico SAB de CV, Class B	920,330	2,259,315

		6,802,401

Netherlands — 0.4%
X5 Retail Group NV GDR†	42,910	1,280,434

Poland — 2.0%
Eurocash SA	64,230	650,936
KGHM Polska Miedz SA	112,350	2,035,516
Polski Koncern Naftowy Orlen SA	168,590	3,343,224

		6,029,676

Russia — 7.7%
Alrosa PJSC	734,220	1,026,266
Lukoil PJSC ADR	98,250	4,775,933

Magnitogorsk Iron & Steel Works OJSC†	2,217,090	1,112,019
Mobile TeleSystems PJSC ADR	225,310	1,737,140
Moscow Exchange MICEX-RTS PJSC	1,201,795	2,223,466
Rosneft OAO GDR	556,500	3,032,925
Sberbank of Russia PJSC ADR	509,040	4,835,880
Severstal PJSC GDR	78,800	1,111,080
Surgutneftegas OJSC† (preference shares)	3,550,535	1,618,991
Tatneft PJSC ADR	71,320	2,407,050

		23,880,750

Singapore — 0.5%
Jardine Cycle & Carriage, Ltd.	48,000	1,456,647

South Africa — 1.9%
Naspers, Ltd., Class N	9,020	1,511,768
Pick n Pay Stores, Ltd.	187,330	916,800
SPAR Group, Ltd.	120,810	1,711,298
Tiger Brands, Ltd.	59,410	1,691,833

		5,831,699

South Korea — 20.1%
Amorepacific Corp.	6,320	1,982,853
BGF retail Co., Ltd.	4,920	748,158
Coway Co., Ltd.	4,501	352,449
Hana Financial Group, Inc.	121,250	3,475,639
Hankook Tire Co., Ltd.	38,290	1,847,156
Hyosung Corp.	10,310	1,207,376
Hyundai Heavy Industries Co., Ltd.†	10,120	1,286,834
Hyundai Marine & Fire Insurance Co., Ltd.	46,000	1,421,105
Hyundai Mobis Co., Ltd.	7,280	1,743,255
Korea Electric Power Corp.	77,805	3,348,828
KT&G Corp.	37,540	3,707,249
LG Display Co., Ltd.	121,666	2,902,759
LG Household & Health Care, Ltd.	1,750	1,254,097
LG Uplus Corp.	142,510	1,469,625
NCSoft Corp.	9,704	2,243,136
Partron Co., Ltd.	77,841	608,850
POSCO	12,460	2,580,747
S-Oil Corp.	30,288	2,077,875
Samsung Electronics Co., Ltd.	11,265	16,135,753
Shinhan Financial Group Co., Ltd.	117,680	4,509,738
SK Hynix, Inc.	119,080	4,266,795
SK Innovation Co., Ltd.	23,510	3,112,751

		62,283,028

Taiwan — 11.5%
Accton Technology Corp.	409,000	653,208
Catcher Technology Co., Ltd.	194,000	1,521,508
Coretronic Corp.	471,400	488,466
Elite Material Co., Ltd.	633,000	1,767,165
FLEXium Interconnect, Inc.	537,349	1,530,783
Grape King Bio, Ltd.	223,000	1,872,614
King Yuan Electronics Co., Ltd.	596,000	524,091
Largan Precision Co., Ltd.	28,000	3,313,951
Micro-Star International Co., Ltd.	573,000	1,650,501
Pegatron Corp.	936,000	2,521,112
St. Shine Optical Co., Ltd.	40,000	840,371
Taiwan Semiconductor Manufacturing Co., Ltd.	256,000	1,529,145
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	424,733	13,209,196
Uni-President Enterprises Corp.	1,567,000	3,033,944
Win Semiconductors Corp.	410,096	1,139,679

		35,595,734

Thailand — 5.5%
Charoen Pokphand Foods PCL NVDR	3,451,200	3,106,302
Kiatnakin Bank PCL NVDR	640,100	1,069,958
Krung Thai Bank PCL NVDR	6,178,500	3,036,508
PTT PCL NVDR	405,500	4,008,944
Star Petroleum Refining PCL NVDR	2,805,500	1,010,052
Thai Beverage PCL	2,062,200	1,430,385
Thai Oil PCL NVDR	678,500	1,357,097
Thai Union Frozen Products PCL NVDR	2,533,700	1,571,006
Thanachart Capital PCL NVDR	506,600	571,775

		17,162,027

Turkey — 4.6%
Akbank TAS	1,190,360	3,181,475
Arcelik AS	190,370	1,257,546
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,564,630	2,619,126
Eregli Demir ve Celik Fabrikalari TAS	1,008,980	1,369,546
Ford Otomotiv Sanayi AS	50,680	518,224
Tekfen Holding AS	687,640	1,744,518
Tofas Turk Otomobil Fabrikasi AS	98,260	739,907
Turkiye Is Bankasi, Class C	1,147,205	1,861,184
Turkiye Sise ve Cam Fabrikalari AS	767,555	806,190
Ulker Biskuvi Sanayi AS	21,706	134,687

		14,232,403

United Arab Emirates — 0.6%
Aldar Properties PJSC	1,086,730	781,107
Emaar Properties PJSC	498,990	946,912

		1,728,019

Total Common Stocks (cost $273,184,996)		303,977,662

REGISTERED INVESTMENT COMPANIES — 0.5%
JPMorgan Indian Investment Trust PLC† (Cost $1,273,853)	182,670	1,518,164

Total Long-Term Investment Securities (cost $274,458,849)		305,495,826

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/01/2016 (Cost $3,280,000)	$3,280,000	3,280,000

TOTAL INVESTMENTS (cost $277,738,849)(1)	99.7%	308,775,826
Other assets less liabilities	0.3	1,046,812

NET ASSETS	100.0%	$309,822,638

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $5,565,134 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair Valued securities. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2016	Unrealized Appreciation (Depreciation)
48	Long	E-Mini MSCI Emerging Market Index	December 2016	2,203,892	2,168,400	(35,492)

Industry Allocation*
Banks-Commercial	15.2%
Electronic Components-Semiconductors	7.7
Oil Companies-Integrated	5.6
Semiconductor Components-Integrated Circuits	4.9
Oil Refining & Marketing	4.4
Electronic Components-Misc.	3.9
Internet Application Software	3.1
Food-Misc./Diversified	2.8
Cellular Telecom	2.8
Diversified Financial Services	2.6
Real Estate Operations & Development	2.5
Electric-Integrated	2.0
Food-Retail	1.9
Beverages-Non-alcoholic	1.9
Auto-Cars/Light Trucks	1.8
Entertainment Software	1.7
Steel-Producers	1.5
Metal-Iron	1.5
Tobacco	1.4
Insurance-Property/Casualty	1.4
Photo Equipment & Supplies	1.4
Schools	1.3
Cosmetics & Toiletries	1.2
E-Commerce/Products	1.2
Time Deposits	1.1
Public Thoroughfares	1.0
Food-Meat Products	1.0
Medical-Wholesale Drug Distribution	0.9
Building Products-Cement	0.9
Circuit Boards	0.9
Electric-Generation	0.8
Non-Ferrous Metals	0.7
Internet Content-Entertainment	0.7
Finance-Other Services	0.7
Metal-Diversified	0.7
Computer Services	0.6
Building-Residential/Commercial	0.6
Rubber-Tires	0.6
Diversified Operations	0.6
Auto/Truck Parts & Equipment-Original	0.6
Petrochemicals	0.6
Retail-Hypermarkets	0.5
Appliances	0.5
Airlines	0.5
Food-Canned	0.5
Metal Processors & Fabrication	0.5
Closed-End Funds	0.5
Multimedia	0.5
Distribution/Wholesale	0.5
Brewery	0.5
Shipbuilding	0.4
Applications Software	0.4
Metal Products-Distribution	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Containers-Paper/Plastic	0.4
Diamonds/Precious Stones	0.3
Audio/Video Products	0.3
Medical-Drugs	0.3
Retail-Drug Store	0.3
Textile-Apparel	0.3
Chemicals-Other	0.3
Consulting Services	0.3
Optical Supplies	0.3
Housewares	0.3
Real Estate Management/Services	0.3
Food-Flour & Grain	0.2
Energy-Alternate Sources	0.2
Networking Products	0.2
Food-Wholesale/Distribution	0.2
Paper & Related Products	0.2
Wireless Equipment	0.2
Building & Construction Products-Misc.	0.2
Wire & Cable Products	0.1

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cyprus	$233,595	$655,240	$—	$888,835
Russia	21,657,284	2,223,466	—	23,880,750
Other countries	279,208,077	—	—	279,208,077
Registered Investment Companies	1,518,164	—	—	1,518,164
Short-Term Investment Securities	—	3,280,000	—	3,280,000

Total Investments at Value	$302,617,120	$6,158,706	$—	$308,775,826

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$35,492	$—	$—	$35,492

*	For a detailed presentation of investments, please refer to the Portfolio of Investments
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $141,295,369 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2016—

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.0%
Belgium — 1.1%
UCB SA	180,240	$12,205,891

Bermuda — 1.1%
Haier Electronics Group Co., Ltd.	2,381,000	3,843,714
Kunlun Energy Co., Ltd.	10,778,000	8,157,624

		12,001,338

Canada — 1.1%
Precision Drilling Corp.	1,088,000	4,850,697
Suncor Energy, Inc.	237,300	7,120,946

		11,971,643

Cayman Islands — 3.6%
Baidu, Inc. ADR†	49,930	8,830,620
Cheung Kong Property Holdings, Ltd.	1,546,284	11,454,251
CK Hutchison Holdings, Ltd.	947,284	11,719,594
GCL-Poly Energy Holdings, Ltd.	45,611,000	6,175,133

		38,179,598

China — 4.9%
China Life Insurance Co., Ltd.	3,873,000	9,618,142
China Telecom Corp., Ltd.	35,269,383	18,236,002
CRRC Corp., Ltd.	10,410,290	9,449,806
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,500,835
Sinopharm Group Co., Ltd.	1,830,000	8,907,492

		51,712,277

France — 10.9%
AXA SA	473,514	10,674,095
BNP Paribas SA	263,970	15,311,613
Cie de Saint-Gobain	386,140	17,144,041
Cie Generale des Etablissements Michelin	103,245	11,178,451
Credit Agricole SA	1,336,950	14,429,809
Sanofi	161,528	12,582,443
Technip SA	118,340	7,849,027
TOTAL SA	389,550	18,695,923
Zodiac Aerospace	346,760	8,439,141

		116,304,543

Germany — 9.3%
Bayer AG	131,090	12,993,100
Deutsche Lufthansa AG	1,235,470	15,793,386
HeidelbergCement AG	142,490	13,477,012
LANXESS AG	307,410	19,684,007
Merck KGaA	126,200	12,975,290
Siemens AG	147,160	16,711,823
thyssenkrupp AG	289,480	6,701,912

		98,336,530

Hong Kong — 1.1%
China Mobile, Ltd.	975,000	11,169,904

Ireland — 1.4%
CRH PLC	450,775	14,679,381

Israel — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	365,547	15,623,479

Italy — 1.9%
Eni SpA	907,015	13,152,879
UniCredit SpA	2,742,920	6,804,953

		19,957,832

Japan — 11.4%
Inpex Corp.	644,800	6,060,026
Kirin Holdings Co., Ltd.	382,000	6,584,009
Konica Minolta, Inc.	1,885,900	16,922,207
Mitsui Fudosan Co., Ltd.	167,000	3,806,746
Nissan Motor Co., Ltd.	1,503,700	15,320,906
Omron Corp.	81,200	3,120,397
Panasonic Corp.	527,000	5,512,720
SoftBank Group Corp.	294,800	18,558,879
Sumitomo Metal Mining Co., Ltd.	710,000	9,204,205
Suntory Beverage & Food, Ltd.	321,600	14,091,275
Toshiba Corp.†	4,560,000	16,566,797
Toyota Motor Corp.	93,600	5,425,712

		121,173,879

Jersey — 2.5%
Glencore PLC†	4,583,950	14,026,895
Petrofac, Ltd.	1,264,070	12,478,350

		26,505,245

Netherlands — 6.9%
Aegon NV	2,746,410	11,842,419
Akzo Nobel NV	232,110	15,002,554
ING Groep NV	1,421,270	18,714,593
QIAGEN NV†	479,940	11,751,485
SBM Offshore NV	1,099,505	15,793,358

		73,104,409

Norway — 1.5%
Telenor ASA	1,018,620	16,211,917

Portugal — 0.9%
Galp Energia SGPS SA	689,930	9,353,530

Singapore — 2.8%
DBS Group Holdings, Ltd.	1,072,950	11,568,194
Singapore Telecommunications, Ltd.	1,582,000	4,411,975
Singapore Telecommunications, Ltd. 10	3,354,300	9,402,889
United Overseas Bank, Ltd.	354,600	4,786,622

		30,169,680

South Korea — 8.7%
Hana Financial Group, Inc.	657,531	18,848,168
Hyundai Mobis Co., Ltd.	62,336	14,926,864
Hyundai Motor Co.	103,649	12,681,547
KB Financial Group, Inc. ADR	300,136	11,099,029
Samsung Electronics Co., Ltd. GDR*	49,813	35,143,072

		92,698,680

Spain — 1.6%
Telefonica SA	1,355,712	13,781,040
Telefonica SA ADR	289,939	2,939,981

		16,721,021

Sweden — 1.2%
Getinge AB, Class B	809,180	13,259,151

Switzerland — 4.7%
ABB, Ltd.	337,650	6,960,800
Novartis AG	86,270	6,137,545

Roche Holding AG	62,290	14,320,626
Swiss Re AG	125,675	11,671,500
UBS Group AG	804,670	11,384,346

		50,474,817

Taiwan — 1.1%
Catcher Technology Co., Ltd.	440,000	3,450,844
Quanta Computer, Inc.	4,325,000	8,771,290

		12,222,134

Thailand — 1.7%
Bangkok Bank PCL	3,273,400	14,871,651
PTT Exploration & Production PCL	1,449,300	3,447,510

		18,319,161

United Kingdom — 15.1%
BAE Systems PLC	1,495,771	9,932,224
Barclays PLC	6,354,350	14,801,018
BP PLC	4,448,812	26,339,153
GlaxoSmithKline PLC	298,887	5,921,086
HSBC Holdings PLC	254,800	1,917,025
HSBC Holdings PLC ADR	441,338	16,607,549
Kingfisher PLC	2,896,740	12,810,295
Royal Dutch Shell PLC, Class A ADR	7,071	352,207
Royal Dutch Shell PLC, Class B ADR	455,252	23,814,232
Sky PLC	1,154,540	11,559,631
Standard Chartered PLC†	2,420,175	21,088,584
Vodafone Group PLC	5,453,683	15,006,101

		160,149,105

Total Long-Term Investment Securities (cost $1,014,967,076)		1,042,505,145

REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/31/2016, to be repurchased 11/01/2016 in the amount of $18,931,005, and collateralized by $17,640,000 of United States Treasury Notes, bearing interest at 3.13%, due 05/15/2021 and having an approximate value of $19,309,873 (cost $18,931,000)	$18,931,000	18,931,000

TOTAL INVESTMENTS — (cost $1,033,898,076) (1)	99.8%	1,061,436,145
Other assets less liabilities	0.2	1,699,121

NET ASSETS —	100.0%	$1,063,135,266

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2016, the aggregate value of these securities was $35,143,072 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*
Oil Companies-Integrated	9.3%
Diversified Banking Institutions	7.8
Medical-Drugs	7.2
Banks-Commercial	6.7
Telecom Services	4.5
Oil-Field Services	3.4
Telephone-Integrated	3.3
Electronic Components-Semiconductors	3.3
Chemicals-Diversified	3.3
Diversified Manufacturing Operations	3.2
Auto-Cars/Light Trucks	3.1
Diversified Financial Services	2.8
Building Products-Cement	2.7
Cellular Telecom	2.5
Insurance-Multi-line	2.1
Repurchase Agreements	1.8
Oil Companies-Exploration & Production	1.7
Building & Construction Products-Misc.	1.6
Photo Equipment & Supplies	1.6
Airlines	1.5
Medical-Generic Drugs	1.5
Real Estate Operations & Development	1.5
Auto/Truck Parts & Equipment-Original	1.4
Beverages-Non-alcoholic	1.3
Metal-Diversified	1.3
Medical Instruments	1.2
Retail-Building Products	1.2
Diagnostic Kits	1.1
Diversified Operations	1.1
Insurance-Reinsurance	1.1
Cable/Satellite TV	1.1
Rubber-Tires	1.0
Aerospace/Defense	0.9
Insurance-Life/Health	0.9
Miscellaneous Manufacturing	0.9
Diversified Minerals	0.9
Medical-Wholesale Drug Distribution	0.9
Web Portals/ISP	0.8
Computers	0.8
Aerospace/Defense-Equipment	0.8
Machinery-Electrical	0.6
Steel-Producers	0.6
Brewery	0.6
Energy-Alternate Sources	0.6
Audio/Video Products	0.5
Retail-Drug Store	0.5
Oil & Gas Drilling	0.4
Appliances	0.3
Metal Processors & Fabrication	0.3
Electronic Components-Misc.	0.3

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,042,505,145	$—	$—	$1,042,505,145
Repurchase Agreements	—	18,931,000	—	18,931,000

Total Investments at Value	$1,042,505,145	$18,931,000	$—	$1,061,436,145

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $817,467,376 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See	Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2016—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2016, is reported on a schedule following portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option deriatives ( i.e. straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and and are generally categorized as a Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Global Bond, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCPSM Value, Telecom Utility, International Growth and Income, Global Equities and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Global Bond, SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Corporate Bond and Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCP SM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. In addition, the SA BlackRock VCP Global Multi Asset Portfolio used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SA JPMorgan MFS Core Bond, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ending October 31, 2016 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2016	4,440,000	$94,808,772	2,436,000	$52,004,815	—	$19,200,000	$103,710
Options written	37,360,000	379,909,558	20,382,000	207,452,765	44	70,500,000	1,081,222
Options terminated in closing purchase transactions	(36,180,000)	(377,699,433)	(19,774,000)	(206,577,047)	—	(11,000,000)	(75,900)
Options exercised	—	—	—	—	—	(9,600,000)	(54,425)
Options expired (written)	(2,640,000)	(79,944,750)	(1,434,000)	(43,739,800)	(44)	(20,600,000)	(133,107)

Options outstanding as of October 31, 2016	2,980,000	$17,074,147	1,610,000	$9,140,733	—	$48,500,000	$921,500

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Global Bond Portfolio used credit default swaps to manage credit risk. The VCP Total Return BalancedSM Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The VCP Total Return BalancedSM Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of October 31, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of October 31, 2016, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
Portfolio
Corporate Bond	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	76,161	1,132,242	—	—	—	—	68,674	—	2,966,508	4,243,585
SA JP Morgan MFS Core Bond	47,969	—	—	—	—	214,785	—	—	—	262,754
Balanced	13,328	—	—	—	—	—	—	—	—	13,328
SunAmerica Dynamic Allocation	—	—	—	—	—	56,917,923	—	—	—	56,917,923
SunAmerica Dynamic Strategy	—	—	—	—	—	30,750,958	—	—	—	30,750,958
SA BlackRock VCP Global Multi Asset	139,268	—	—	24,490	—	960,520	—	10,281	—	1,134,559
SA Schroders VCP Global Allocation	5,255	195,098	—	88,092	—	330,240	—	—	578,211	1,196,896
SA T. Rowe Price VCP Balanced	—	—	—	15,120	—	365,420	—	—	—	380,540
VCP Total Return BalancedSM	16,766	179,659	939,158	133,830	—	3,747,100	61,648	—	1,108,742	6,186,903
VCPSM Value	—	—	—	—	—	—	—	—	209,762	209,762
Telecom Utility	—	—	—	—	—	—	—	—	184,091	184,091
Equity Index	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	685,119	685,119
International Diversified Equities	—	—	—	—	—	—	—	—	208,592	208,592
Emerging Markets	11,040	—	—	—	—	—	—	—	—	11,040

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
Portfolio
Corporate Bond	$7,813	$—	$—	$—	$—	$—	$—	$—	$—	$7,813
Global Bond	8,259	1,027,573	—	—	—	—	157,696	—	3,609,266	4,802,794
SA JP Morgan MFS Core Bond	26,719	—	—	—	—	—	—	—	—	26,719
Balanced	1,641	—	—	2,255	—	—	—	—	—	3,896
SunAmerica Dynamic Allocation	—	—	—	5,698,000	—	8,081,024	—	—	—	13,779,024
SunAmerica Dynamic Strategy	—	—	—	2,183,000	—	4,365,923	—	—	—	6,548,923
SA BlackRock VCP Global Multi Asset	209,688	—	—	428,797	—	—	—	62,194	—	700,679
SA Schroders VCP Global Allocation	7,125	—	—	217,643	—	—	—	—	917,203	1,141,971
SA T. Rowe Price VCP Balanced	38,906	—	—	120,250	—	—	—	—	—	159,156
VCP Total Return BalancedSM	5,688	106,139	1,002,990	996,780	1,220,383	—	3,211	—	340,780	3,675,971
VCPSM Value	—	—	—	—	—	—	—	—	46,378	46,378
Telecom Utility	—	—	—	—	—	—	—	—	3,539	3,539
Equity Index	—	—	—	48,655	—	—	—	—	—	48,655
International Growth and Income	—	—	—	—	—	—	—	—	2,111,949	2,111,949
International Diversified Equities	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—	—	—	—	—

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
Corporate Bond	$166,963	SA T. Rowe Price VCP Balanced	$(544,535)
Global Bond	(866,341)	VCP Total Return BalancedSM	(10,531,358)
SA JPMorgan MFS Core Bond	(19,702)	Equity Index	90,956
Balanced	(76,729)	Emerging Markets	(35,492)
SunAmerica Dynamic Allocation	(47,070,117)
SunAmerica Dynamic Strategy	(14,594,575)
SA Blackrock VCP Global Multi Asset	769,866
SA Schroders VCP Global Allocation	5,957

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

Note 2. Repurchase Agreements

As of October 31, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	5.95%	$8,233,000
Equity Index	15.65	21,640,000
“Dogs” of Wall Street	2.23	3,088,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated October 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $138,275,000 a repurchase price of $138,275,038 and a maturity date of November 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.50%	05/05/2020	$96,440,000	$105,916,291
U.S. Treasury Bonds	7.88	02/15/2021	1,950,000	2,521,124
U.S. Treasury Bonds	8.75	05/05/2020	25,000,000	32,606,150

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2016, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2016
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$—	$155,119,055	$3,398,589	$6,846	$146,422	$151,873,734
Corporate Bond Portfolio, Class 1	21,574,190	—	636,214,691	28,361,772	226,731,507	(4,696,180)	39,834,015	472,982,791
Global Bond Portfolio, Class 1	259,118	—	84,482,963	1,253,575	3,010,015	(241,194)	4,593,527	87,078,856
High-Yield Bond Portfolio, Class 1	6,739,353	—	163,467,068	23,668,741	102,320,737	(5,828,494)	25,190,431	104,177,009
SA JPMorgan MFS Core Bond Portfolio, Class 1	12,524,324	—	707,641,652	20,393,170	91,910,823	(3,886,054)	19,654,846	651,892,791
Equity Index Portfolio, Class 1	15,313,843	10,539,217	817,601,881	250,382,985	32,379,145	12,553,320	52,823,500	1,100,982,541
Growth-Income Portfolio, Class 1	8,636,330	14,940,130	323,441,515	134,406,767	29,122,298	5,966,823	7,795,663	442,488,470
SA Legg Mason BW Large Cap Value Portfolio, Class 1	1,691,061	—	—	237,153,290	4,338,601	(357,694)	(47,394,403)	185,062,592
Capital Growth Portfolio, Class 1	172,238	379,394	—	107,681,845	3,253,951	78,647	(1,516,643)	102,989,898
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,868,362	27,868,399	298,440,523	34,217,359	10,535,053	1,609,526	(6,324,492)	317,407,863
Fundamental Growth Portfolio, Class 1	—	2,150,652	66,743,486	2,278,209	46,640,617	(7,372,738)	9,598,476	24,606,816
Blue Chip Growth Portfolio	2,287,479	11,655,970	355,103,078	28,663,321	42,615,837	4,117,994	18,423,397	363,691,953
Real Estate Portfolio, Class 1	1,934,260	4,116,860	60,061,670	28,257,423	5,602,594	259,820	(1,775,203)	81,201,116
Small Company Value Portfolio, Class 1	1,199,761	18,329,384	162,155,804	21,115,921	39,758,999	8,768,047	6,503,034	158,783,807
Mid-Cap Growth Portfolio, Class 1	—	10,935,399	89,951,733	11,929,856	11,010,015	3,220,664	(6,648,945)	87,443,293
Aggressive Growth Portfolio, Class 1	—	—	69,345,714	796,216	54,814,745	11,576,111	(3,178,567)	23,724,729
Growth Opportunities Portfolio, Class 1	—	7,534,023	82,523,424	8,528,480	3,010,015	(36,720)	(935,940)	87,069,229
International Diversified Equities Portfolio, Class 1	3,472,171	—	200,328,067	75,342,024	9,219,135	(596,833)	(1,441,552)	264,412,571
International Growth and Income Portfolio, Class 1	—	—	9,164,671	—	9,749,802	(595,713)	1,180,844	—
Global Equities Portfolio, Class 1	4,800,773	—	337,035,284	8,735,195	50,955,410	13,930,774	8,608,130	317,353,973
Emerging Markets Portfolio, Class 1	2,541,749	—	209,135,291	15,084,481	140,055,738	(23,285,960)	62,350,544	123,228,618
Foreign Value Portfolio, Class 1	5,662,839	5,601,240	392,524,953	15,608,924	145,291,120	(7,412,606)	20,171,990	275,602,141
Seasons Series Trust
Stock Portfolio, Class 1	—	—	355,709,925	4,035,094	76,827,068	21,953,608	14,522,232	319,393,791
Large Cap Growth Portfolio, Class 1	—	—	131,762,100	35,523,931	5,744,311	319,082	9,472,849	171,333,651
Large Cap Value Portfolio, Class 1	—	—	340,340,563	3,977,827	12,040,061	3,217,012	40,359,896	375,855,237
Mid Cap Growth Portfolio, Class 1	—	—	79,160,218	980,816	2,775,013	642,771	8,584,063	86,592,855
Mid Cap Value Portfolio, Class 1	—	—	155,437,030	1,907,464	5,311,058	(296,145)	24,090,362	175,827,653
Small Cap Portfolio, Class 1	—	—	87,556,536	8,060,180	3,699,044	721,269	11,092,046	103,730,987
International Equity Portfolio, Class 1	—	—	277,250,533	42,145,258	25,757,726	3,721,131	14,822,521	312,181,717
Diversified Fixed Income Portfolio, Class 1	—	—	649,340,297	6,961,197	41,070,106	(897,444)	28,232,985	642,566,929
Real Return Portfolio, Class 1	—	—	105,065,568	994,457	17,010,015	(473,828)	3,847,764	92,423,946
SA Columbia Focused Growth Portfolio, Class 1	—	—	125,760,205	14,502,955	75,550,889	(14,160,722)	26,976,341	77,527,890
SA Columbia Focused Value Portfolio, Class 1	—	—	171,726,672	1,988,914	6,020,031	1,987,041	26,232,642	195,915,238
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	7,983,119	3,848,357	356,280,174	241,010,200	26,848,666	(841,407)	(1,980,159)	567,620,142
Growth and Income Portfolio, Class 1	1,444,803	8,369,518	181,455,981	11,830,517	18,490,037	6,721,076	132,632	181,650,169
Growth Portfolio, Class 1	1,928,422	13,002,004	329,907,338	18,734,637	190,701,461	19,613,668	4,931,570	182,485,752
Capital Appreciation Portfolio, Class 1	—	24,507,389	237,311,664	53,403,951	121,860,744	(8,465,396)	16,838,372	177,227,847
Natural Resources Portfolio, Class 1	—	—	43,013,486	453,826	51,346,404	(16,582,319)	24,461,411	—

	$103,034,195	$163,777,936	$8,692,441,758	$1,655,489,833	$1,746,777,380	$24,957,783	$460,276,601	$9,086,388,595

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2016
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$—	$28,013,066	$371,969	$34	$8,902	$27,650,033
Corporate Bond Portfolio, Class 1	8,848,629	—	200,791,530	10,913,129	28,253,688	(1,460,291)	11,564,303	193,554,983
Global Bond Portfolio, Class 1	434,888	—	100,304,204	46,656,651	5,894,933	(62,316)	4,910,583	145,914,189
High-Yield Bond Portfolio, Class 1	2,352,278	—	89,347,402	3,187,700	64,551,221	(6,545,702)	14,816,473	36,254,652
SA JPMorgan MFS Core Bond Portfolio, Class 1	5,798,677	—	280,332,597	26,889,672	32,316,096	263,400	6,269,919	281,439,492
Equity Index Portfolio, Class 1	7,238,594	562,805	486,452,476	35,761,559	43,529,524	10,617,756	30,157,099	519,459,366
Growth-Income Portfolio, Class 1	5,922,095	—	288,135,177	19,263,573	30,380,532	5,876,486	10,214,952	293,109,656
Equity Opportunities Portfolio, Class 1	1,938,809	7,950,097	184,617,623	59,542,916	10,021,775	3,045,226	8,685,702	245,869,692
SA Legg Mason BW Large Cap Value Portfolio, Class 1	2,272,069	—	255,864,851	68,570,503	37,726,442	(4,141,443)	(34,385,358)	248,182,111
“Dogs” of Wall Street Portfolio, Class 1	3,418,437	7,897,170	152,993,985	12,863,981	30,190,265	5,676,608	7,767,228	149,111,537
SA AB Growth Portfolio, Class 1	—	—	140,914,976	21,221,315	6,190,267	1,711,211	(9,834,015)	147,823,220
Capital Growth Portfolio, Class 1	179,177	—	85,249,578	8,606,104	4,126,843	182,088	5,122,902	95,033,829
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,672,562	1,449,315	291,812,495	31,735,363	25,380,532	3,627,110	(6,585,004)	295,209,432
Real Estate Portfolio, Class 1	1,156,241	—	103,851,171	4,459,907	70,758,754	1,796,552	4,155,622	43,504,498
Small Company Value Portfolio, Class 1	350,255	—	70,248,679	6,217,406	32,063,423	(5,607,015)	11,718,384	50,514,031
Mid-Cap Growth Portfolio, Class 1	—	—	92,788,054	7,262,172	55,358,756	(3,898,600)	5,714,732	46,507,602
SA Janus Focused Growth Portfolio, Class 1	—	9,700,575	100,152,485	10,732,824	9,126,843	(900,859)	(4,383,062)	96,474,545
Growth Opportunities Portfolio, Class 1	—	1,539	5,305,652	36,894	5,300,000	(959,800)	1,346,911	429,657
Small & Mid Cap Value Portfolio, Class 1	412,553	5,157,984	90,222,745	6,602,788	14,126,845	(3,695,063)	15,865,375	94,869,000
International Growth and Income Portfolio, Class 1	—	—	136,692,588	12,306,316	6,190,266	133,786	4,060,524	147,002,948
Global Equities Portfolio, Class 1	2,053,651	—	137,548,297	3,602,024	6,190,265	1,377,193	7,467,422	143,804,671
Foreign Value Portfolio, Class 1	4,846,418	6,720,117	220,532,767	37,220,741	17,317,109	279,909	7,321,270	248,037,578
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	96,188,634	1,032,250	4,126,844	264,078	7,311,995	100,670,113
Large Cap Value Portfolio, Class 1	—	—	372,891,859	4,128,997	26,507,375	5,073,093	42,070,941	397,657,515
Mid Cap Growth Portfolio, Class 1	—	—	44,365,297	516,123	2,063,421	286,140	4,863,935	47,968,074
Mid Cap Value Portfolio, Class 1	—	—	54,914,191	516,124	12,063,421	(1,773,483)	10,336,698	51,930,109
Small Cap Portfolio, Class 1	—	—	112,296,781	20,528,208	7,076,264	794,023	15,851,937	142,394,685
International Equities Portfolio, Class 1	—	—	168,939,814	39,870,943	21,435,017	174,544	12,180,974	199,731,258
Diversified Fixed Income Portfolio, Class 1	—	—	100,355,132	1,032,251	4,126,846	(88,317)	4,418,244	101,590,464
Real Return Portfolio, Class 1	—	—	53,438,376	516,124	7,063,422	(630,886)	2,341,054	48,601,246
SA Columbia Focused Value Portfolio, Class 1	—	—	94,116,773	25,208,697	10,522,965	1,902,698	15,568,399	126,273,602
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	2,086,745	1,905,305	139,018,061	14,641,058	6,190,264	41,394	499,433	148,009,682

	$51,982,078	$41,344,907	$4,750,684,250	$569,657,379	$636,542,187	$13,359,554	$217,424,474	$4,914,583,470

† Includes reinvestment of distributions paid. Equity Index Portfolio
Security	Income	Capital Gain Distributions Received	Value at January 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2016
American International Group, Inc. - Common Stocks	$83,272	$—	$5,183,847	$342,861	$916,394	$295,053	$121,579	$5,026,946

Note 4. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
Ultra Short Bond	$114,532	$(440,867)	$(326,335)	$490,331,063
Corporate Bond	83,465,948	(16,633,084)	66,832,864	1,614,371,881
Global Bond	20,146,210	(14,632,547)	5,513,663	567,009,766
High-Yield Bond	22,058,387	(9,244,803)	12,813,584	461,568,424
SA JPMorgan MFS Core Bond	28,019,280	(13,874,343)	14,144,937	1,980,156,464
Balanced	14,956,033	(6,203,063)	8,752,970	220,062,307
SA MFS Total Return	74,508,946	(11,373,935)	63,135,011	465,399,559
SunAmerica Dynamic Allocation	315,602,226	(299,229,180)	16,373,046	11,139,353,400
SunAmerica Dynamic Strategy	110,618,478	(251,618,107)	(140,999,629)	6,177,883,043
SA BlackRock VCP Global Multi Asset	3,885,702	(5,833,024)	(1,947,322)	345,034,753
SA Schroders VCP Global Allocation	2,455,901	(4,525,714)	(2,069,813)	293,146,588
SA T. Rowe Price VCP Balanced	14,033,006	(8,658,928)	5,374,078	496,236,000
VCP Total Return BalancedSM	3,737,676	(6,028,648)	(2,290,972)	993,573,644
VCPSM Value	50,919,844	(19,620,306)	31,299,538	1,009,367,378
Telecom Utility	4,516,336	(3,855,504)	660,832	43,681,450
Equity Index	244,495,888	(49,793,945)	194,701,943	1,436,200,888
Growth-Income	141,299,814	(21,661,095)	119,638,719	998,138,463
Equity Opportunities	33,371,104	(9,905,673)	23,465,431	358,573,077
SA Legg Mason BW Large Cap Value	96,172,901	(24,158,820)	72,014,081	1,333,847,389
“Dogs” of Wall Street	25,040,872	(6,613,435)	18,427,437	324,494,027
SA AB Growth	69,999,568	(12,980,027)	57,019,541	436,669,453
Capital Growth	22,026,154	(7,048,663)	14,977,491	240,184,748
SA MFS Massachusetts Investors Trust ..	181,492,542	(25,578,647)	155,913,895	891,177,958
Fundamental Growth	16,686,715	(3,030,499)	13,656,216	122,962,642
Blue Chip Growth	60,907,446	(20,362,693)	40,544,753	446,149,707
Real Estate	23,902,841	(12,702,580)	11,200,261	386,708,269
Small Company Value	71,590,014	(15,512,598)	56,077,416	365,202,071
Mid-Cap Growth	29,417,996	(22,046,844)	7,371,152	312,399,917
Aggressive Growth	14,017,768	(2,374,587)	11,643,181	76,137,069
Growth Opportunities	25,980,277	(17,625,585)	8,354,692	246,413,864
SA Janus Focused Growth	23,636,573	(6,804,671)	16,831,902	224,355,620
Technology	9,971,599	(1,091,054)	8,880,545	46,575,935
Small & Mid Cap Value	78,343,454	(21,904,775)	56,438,679	532,796,553
International Growth and Income	30,219,583	(32,981,580)	(2,761,997)	339,964,688
Global Equities	51,381,032	(15,958,838)	35,422,194	512,393,176
International Diversified Equities	15,098,549	(33,803,858)	(18,705,309)	460,679,213
Emerging Markets	42,576,329	(13,896,783)	28,679,546	280,096,280
Foreign Value	135,583,097	(108,045,042)	27,538,055	1,033,898,090

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 29, 2016